              As filed with the Securities and Exchange Commission
                              on September 28, 2001

                                        Registration Nos. 33-12608 and 811-5059
                                        ---------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    |X|

         Pre-Effective Amendment No.
         Post-Effective Amendment No. 34                                   |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT                                |X|
  COMPANY ACT OF 1940

         Amendment No. 33                                                  |X|

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            Oaks, Pennsylvania 19456
                            ------------------------
                    (Address of principal executive offices)
                                 (800) 433-6884
                                 --------------
              (Registrant's telephone number, including area code)

                              Name and address of agent for service:
                              -------------------------------------
                                     Martin E. Lybecker, Esq.
                                           Ropes & Gray
                                        One Franklin Square
                                1301 K Street, N.W., Suite 800 East
                                       Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box) |_| immediately upon filing pursuant to paragraph (b)
|_| on [date] pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(i)
|_| on [date] pursuant to paragraph (a)(i)
|_| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for post-effective amendment No. [__] filed on [date].

EQUITY
FIXED INCOME

RETAIL SHARES

PROSPECTUS


BALANCED FUND

CORE EQUITY FUND

GROWTH FUND

INTERNATIONAL EQUITY FUND

LARGE CAP VALUE FUND

SMALL CAP VALUE FUND

VALUE MOMENTUM FUND

BOND FUND

CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND

NOVEMBER 30, 2001

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

[LOGO] HIGHMARK(R)
       FUNDS

PROSPECTUS

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of HighMark's Equity and Fixed-Income funds that you should know before investing. Each Fund also offers a class of Shares called Fiduciary Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES

EQUITY FUNDS

Balanced Fund

Core Equity Fund

Growth Fund

International Equity Fund

Large Cap Value Fund

Small Cap Value Fund

Value Momentum Fund

FIXED-INCOME FUNDS

Bond Fund

California Intermediate Tax-Free Bond Fund

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS

Choosing a Share Class

How Sales Charges Are Calculated

Sales Charge Reductions and Waivers

Fees for Distribution of Shares

Opening an Account

Buying Shares

Selling Shares

Exchanging Shares

Transaction Policies

Dividends and Distributions

Taxes

Investor Services

MORE ABOUT THE HIGHMARK FUNDS

Investment Management

Financial Highlights

Investment Practices

Glossary of Investment Risks

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

[AMPERSAND ICON] FUND SUMMARY

[QUOTATIONS ICON] INVESTMENT STRATEGY

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[AT SIGN ICON] PERFORMANCE INFORMATION

[QUESTION MARK ICON] DID YOU KNOW?

[NUMBER SIGN ICON] FUND INFORMATION

[DOLLAR SIGN ICON] FEES AND EXPENSES

HIGHMARK EQUITY FUNDS

BALANCED FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                To seek capital appreciation and income;
                               conservation of capital is a secondary
                               consideration

INVESTMENT FOCUS               U.S. common stocks and investment grade bonds

PRINCIPAL INVESTMENT STRATEGY  Diversifies across market segments and investment styles, including value and growth stocks as well as various types of bonds

SHARE PRICE VOLATILITY         Moderate

INVESTOR PROFILE               Investors seeking the growth potential of stocks
                               with the diversification value of bonds

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Balanced Fund seeks capital appreciation and income. Conservation of capital is a secondary consideration. To pursue these goals, the Fund normally invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among equity securities and fixed-income securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 90% of the bonds will be investment grade at the time of purchase.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy; the outlook for one sector of the bond market versus another; and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the managers believe it is in Shareholders' best interest to do so.

To choose stocks for the Fund, the portfolio managers focus on companies that are likely to demonstrate superior earnings growth relative to their peers, and which are selling at attractive valuations. As a result, the Fund will invest in a blend of GROWTH STOCKS and VALUE STOCKS. Further, the Fund is diversified over a broad cross section of economic sectors and industries. To help control risk, the managers compare the Fund's economic sector and industry weightings to a broad index, such as the Standard & Poor's 500 Composite Index ("S&P 500 Index"), and normally avoid extreme overweighting or underweighting relative to that index.

The Fund may invest in other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.


For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page ___.


[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, the longer the average maturity of the Fund's fixed income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

INVESTMENT STYLE RISK: The possibility that the types of securities on which this Fund focuses will underperform other kinds of investments or the overall market. If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.

For more information about these risks, please see "Glossary of Investment Risks" on page ___.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[CHART]

           1993          11.05
           1994           -2.3
           1995          28.22
           1996          15.42
           1997          19.58
           1998           9.88
           1999           5.59
           2000

       BEST QUARTER       WORST QUARTER
          11.27%              -7.34%
        (12/31/98)          (9/30/98)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE S&P 500 INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.


                                                                      SINCE CLASS
                                                1 YEAR     5 YEARS     INCEPTION
BALANCED FUND(1)
  Class A Shares (with
  a 5.50% sales charge)                              %           %             %*

  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge)                             %           %(a)          %

  Class C Shares (with
  applicable Contingent
  Deferred Sales Charge)                             %           %(b)          %***

S&P 500 INDEX(2)                                     %           %             %+

LEHMAN BROTHERS
U.S. AGGREGATE BOND INDEX(3)                         %           %             %+

(1)The performance data includes the performance of the Stepstone Balanced Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

(2)The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

(3)The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

*Since 11/13/92.

**Since 2/2/98.

***Since 11/30/99.

(a) Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(b) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 2/28/91.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Class A      431114776     HMBRX
           Class B      431114545     HMBBX
           Class C      431112887     HMBCX


[QUESTION MARK ICON] DID YOU KNOW?

VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.

GROWTH STOCKS have a record of achieving consistent earnings and sales growth.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                          CLASS A      CLASS B      CLASS C
                                                                          SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                                       5.50%            0%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                                        0%         5.00%        1.00%
Redemption Fee as a percentage of amount redeemed,
if applicable)***                                                             0%            0%           0%


ANNUAL FUND OPERATING EXPENSES
                                                                          CLASS A      CLASS B      CLASS C
                                                                          SHARES       SHARES       SHARES
Investment Advisory Fees                                                   0.60%         0.60%        0.60%
Distribution and/or Service (12b-1) Fees                                   0.25%         0.75%        1.00%
Other Expenses                                                                 %             %            %

   TOTAL ANNUAL FUND OPERATING EXPENSES                                        %             %            %
Fee Waivers                                                                    %             %            %
   NET EXPENSES+                                                               %             %            %


*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding % for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:        %
                           -----
         Class B Shares:        %
                           -----
         Class C Shares:        %
                           -----

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR     3 YEARS    5 YEARS    10 YEARS
CLASS A SHARES                           $          $          $          $

CLASS B SHARES
If you do not sell your shares           $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

CLASS C SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

CORE EQUITY FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation

INVESTMENT FOCUS                U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify companies with
                                strong earnings growth selling at attractive values

SHARE PRICE VOLATILITY          Moderate to high

INVESTOR PROFILE                Long-term investors seeking capital appreciation

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Core Equity Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 65% of its assets in the stocks of U.S. companies with capitalizations similar to the Standard & Poor's 500 Composite Index ("S&P 500 Index").

To choose stocks for the Fund, the portfolio managers focus on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive valuations. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Further, the Fund is diversified over a broad cross section of economic sectors and industries. To help control risk, the managers compare the Fund's economic sector and industry weightings to a broad index, such as the S&P 500 Index, and normally avoid extreme overweighting or underweighting relative to that index.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund may invest in small capitalization companies but does not expect to invest more than 10% of its assets in such companies.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page ___.


[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of those companies with capitalization similar to those in the S&P 500 Index-may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page ___.


                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Class A      431112770     HCEAX
           Class B      431112762     HCEBX
           Class C      431112754     NA


[QUESTION MARK ICON] DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those companies with market capitalizations within the range of those in the S&P 600 Small Cap Index.

MEDIUM CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those in the S&P 400 Mid-Cap Index.

LARGE CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those companies in the S&P 500 Index.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


SHAREHOLDER FEES
                                                                          CLASS A         CLASS B        CLASS C
                                                                          SHARES          SHARES         SHARES
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                                       5.50%             0%             0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                                        0%          5.00%          1.00%
Redemption Fee (as a percentage of amount redeemed,
if applicable)***                                                             0%             0%             0%

ANNUAL FUND OPERATING EXPENSES
                                                                          CLASS A         CLASS B        CLASS C
                                                                          SHARES          SHARES         SHARES
Investment Advisory Fees                                                   0.60%          0.60%          0.60%
Distribution and/or Service (12b-1) Fees                                   0.25%          0.75%          1.00%
Other Expenses+                                                            0.49%          0.49%          0.24%
   TOTAL ANNUAL FUND OPERATING EXPENSES                                        %              %              %
Fee Waivers                                                                    %              %              %
   NET EXPENSES++                                                              %              %              %


*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+Other expenses are based on estimated amounts for the current fiscal year.

++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding % for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   %
         Class B Shares:   %
         Class C Shares:   %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
CLASS A SHARES                           $          $          $          $

CLASS B SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

CLASS C SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

GROWTH FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation through
                                investments in equity securities; current income is incidental

INVESTMENT FOCUS                U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY   Seeks to invest in companies offering above-
                                average growth potential

SHARE PRICE VOLATILITY          Moderate to High

INVESTOR PROFILE                Long-term investors seeking capital appreciation

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Growth Fund seeks long term capital appreciation through investments in equity securities. The production of current income is an incidental objective.

To pursue its main goal, the Fund invests at least 65% of its assets in equity securities, primarily in the stocks of MEDIUM TO LARGE U.S. GROWTH-ORIENTED COMPANIES that the portfolio managers believe are also financially stable. "Growth-oriented companies" are those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so. The portfolio managers attempt to select securities with appreciation possibilities by looking at many factors. These include:

- the company's market position, product line, technological position and prospects for increased earnings

-    the management capability of the company being considered

-    the short-term and long-term outlook for the industry being analyzed

-    changes in economic and political conditions

The portfolio managers may also analyze the demands of investors for the security relative to its price. Securities may be chosen when the portfolio managers anticipate a development that might have an effect on the value of a security.

In general, the porfolio managers may sell a security if they determine that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. The portfolio managers may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

In addition to those described above, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page ___.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kind of stocks on which this Fund focuses--those of medium to large U.S. growth companies--will underperform other types of stock investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see "Glossary of Investment Risks" on page ___.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARE FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[CHART]

           1995         32.72%
           1996         21.34%
           1997         31.89%
           1998         31.48%
           1999         21.77%
           2000

       BEST QUARTER         WORST QUARTER
          25.89%               -14.37%
        (12/31/98)            (9/30/98)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ____%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE S&P/BARRA GROWTH INDEX AND THE S&P 500 INDEX.


                                                         SINCE CLASS
                                  1 YEAR    5 YEARS       INCEPTION
GROWTH FUND
  Class A Shares (with
  a 5.50% sales charge)                %          %               %*

  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge)               %          %(a)            %**

  Class C Shares (with
  applicable Contingent
  Deferred Sales Charge)               %          %(b)            %***

S&P 500/BARRA GROWTH INDEX(1)          %          %               %+

S&P 500 INDEX(2)                       %          %               %+



(1)The unmanaged S&P 500/BARRA Growth Index generally reflects the performance of large growth companies in the U.S. stock market.

(2)The unmanaged S&P 500 Index generally reflects the performance of large companies in the U.S. stock market. The benchmark index for the Growth Fund has changed from the S&P 500 Index to the S&P 500/BARRA Growth Index because the S&P 500/BARRA Growth Index better represents the investment policies of the Fund for comparison purposes.

*Since 6/20/94.

**Since 2/2/98.

***Since 11/30/99.

(a) Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 11/18/93, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(b) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 11/18/93, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 11/30/93.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Class A      431114768     HMRGX
           Class B      431114511     HMGBX
           Class C      431112879     HGRCX


[QUESTION MARK ICON] DID YOU KNOW?

Companies are considered to have a MEDIUM MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 500 INDEX.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                           CLASS A        CLASS B      CLASS C
                                                                           SHARES         SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                                       5.50%             0%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                                        0%          5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed,
if applicable)***                                                             0%             0%           0%

ANNUAL FUND OPERATING EXPENSES
                                                                           CLASS A        CLASS B      CLASS C
                                                                           SHARES         SHARES       SHARES
Investment Advisory Fees                                                   0.60%          0.60%        0.60%
Distribution and/or Service (12b-1) Fees                                   0.25%          0.75%        1.00%
Other Expenses                                                                 %              %            %
   TOTAL ANNUAL FUND OPERATING EXPENSES                                        %              %            %
Fee Waivers                                                                    %             0%            %
   NET EXPENSES+                                                               %              %            %


*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding % for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   %
         Class B Shares:   %
         Class C Shares:   %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                        1 YEAR    3 YEARS    5 YEARS   10 YEARS
CLASS A SHARES                           $          $          $          $

CLASS B SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

CLASS C SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

INTERNATIONAL EQUITY FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation by
                                investing primarily in equity securities of foreign issuers

INVESTMENT FOCUS                Common stocks of foreign companies

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify reasonably priced
                                foreign stocks with above-average growth potential

SHARE PRICE VOLATILITY          High

INVESTOR PROFILE                Investors who want capital appreciation, are
                                willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark International Equity Fund seeks to provide

long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. Normally, at least 65% of the Fund's assets will be invested in the stocks of companies from at least five countries (other than the United States) that are included in the Morgan Stanley Capital International Europe, Australiasia and Far East Index (the "EAFE Index"). The Fund's portfolio managers intend to focus on companies with a market capitalization of more than $100 million.

In selecting investments for the Fund, the portfolio managers may over- or under-weight regions in comparison to the EAFE Index based on the rates of return they expect from various markets. The Fund's regional and individual country weightings may therefore vary from those of the EAFE Index. The portfolio managers will then select individual securities for the Fund on the basis of their growth opportunities or undervaluation in relation to other securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities.

The Fund typically invests in securities that are listed on recognized foreign exchanges, but it may also invest up to 15% of its assets in securities traded in over-the-counter markets. In addition, the Fund may buy AMERICAN DEPOSITORY RECEIPTS (ADRS) and GLOBAL DEPOSITORY RECEIPTS (GDRS), enter into forward foreign currency contracts and invest in options on currencies. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single country or region.

In addition to those described above, the Fund may invest in certain other types of securities, including investment-grade bonds of U.S. and non-U.S. issuers. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations such as money market securities. Such a strategy could make it more difficult for the Fund to achieve its goal.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page ___.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES RISK: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of foreign companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page ___.


                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*


[CHART]

                        2000

         BEST QUARTER       WORST QUARTER
                   %                   %


*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF ITS BENCHMARK, THE MSCI-EAFE INDEX.



                                                         SINCE CLASS
                                  1 YEAR    5 YEAR        INCEPTION
INTERNATIONAL EQUITY FUND(1)
  Class A Shares (with
  a 5.50% sales charge)                %          %               %*

  Class B Shares (with
  applicable Contingent
  Deferred Sales Charge)               %          %(a)            %**

  Class C Shares (with
  applicable Contingent
  Deferred Sales Charge)               %          %(b)            %***

MSCI-EAFE INDEX(2)                     %          %               %+


(1)The performance data includes the performance of the Stepstone International Equity Fund for the period prior to its consolidation with the HighMark International Equity Fund on 4/25/97.

(2)The unmanaged Morgan Stanley Capital International Europe, Australasia and Far East Index reflects the performance of securities listed on stock exchanges in Europe, Australia and the Far East.

*Since 11/30/99.

+Since 2/28/95.

(a) Prior to 11/30/99, performance for Class A Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/95, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(b) Prior to 11/30/99, performance for Class B Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/95, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(c) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/95, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Class A      431112853     HINAX
           Class B      431112846     HINBX
           Class C      431112838     HINCX


[QUESTION MARK ICON] DID YOU KNOW?

AMERICAN DEPOSITORY RECEIPTS (ADRS) and GLOBAL DEPOSITORY RECEIPTS (GDRS) are foreign Shares of a company held by, respectively, a U.S. or a foreign bank that issues a receipt evidencing ownership.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                               CLASS A      CLASS B      CLASS C
                                                               SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                            5.50%           0%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%        5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed,
if applicable)***                                                  0%           0%           0%

ANNUAL FUND OPERATING EXPENSES

                                                               CLASS A      CLASS B      CLASS C
                                                               SHARES       SHARES       SHARES
Investment Advisory Fees                                        0.95%        0.95%        0.95%
Distribution and/or Service (12b-1) Fees                        0.25%        0.75%        1.00%
Other Expenses                                                      %            %            %
  TOTAL ANNUAL FUND OPERATING EXPENSES                              %            %            %
Fee Waivers                                                         %            %            %
  NET EXPENSES+                                                     %            %            %


*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding % for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses are expected to be less than the amount shown above because additional fees are to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.71%
         Class B Shares:   2.36%
         Class C Shares:   2.36%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
CLASS A SHARES                           $          $          $          $

CLASS B SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

CLASS C SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

LARGE CAP VALUE FUND (FORMERLY, INCOME EQUITY FUND)


[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                To seek total return on investment, with dividend
                               income as an important component of that return;
                               a secondary goal is a low level of price volatility

INVESTMENT FOCUS               U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY  Attempts to identify undervalued stocks that pay high dividends

SHARE PRICE VOLATILITY         Moderate

INVESTOR PROFILE               Investors seeking capital appreciation potential
                               with higher current income and lower volatility than the average stock fund

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Large Cap Value Fund seeks total return on investment, with DIVIDEND income as an important component of that return. A secondary goal is to maintain a low level of price volatility.

To pursue its primary goal, the Fund invests mostly in dividend-paying stocks that the managers believe are undervalued or out-of-favor. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. The managers then use a quantitative stock selection model based on earnings revisions and supplemental valuation measures to narrow the list of stocks to the most attractive. In-depth fundamental research confirms the value characteristics of individual stocks and evaluates the company's future prospects. The companies in which the Fund invests are generally mature, large-capitalization U.S. corporations.

The portfolio managers typically begin to pare down a position when the stock's price/book ratio is above the index average or is at the upper end of the stock's historic range. The managers may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.

Under normal circumstances, the Fund will invest at least 80% of its assets in LARGE CAPITALIZATION COMPANIES.

The Fund may invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page ___.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of undervalued, dividend-paying companies--will underperform other kinds of investments or market averages.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page ___.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[CHART]

             1995         36.16%
             1996         15.62%
             1997         27.11%
             1998         14.84%
             1999          1.44%
             2000

          BEST QUARTER         WORST QUARTER
             16.69%               -11.17%
           (12/31/98)            (9/30/99)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00, TO THOSE OF THE S&P 500/BARRA VALUE INDEX AND THE S&P 500 INDEX.


                                                                            SINCE CLASS
                                   1 YEAR       5 YEARS       10 YEARS       INCEPTION
LARGE CAP VALUE FUND(1)
  Class A Shares (with a
  5.50% sales charge)                  %            %(a)           %(a)            %*

  Class B Shares
  (with applicable Contingent
  Deferred Sales Charge)               %            %(b)           %(b)            %**

  Class C Shares
  (with applicable Contingent
  Deferred Sales Charge)               %            %(c)           %(c)            %***

S&P 500/BARRA VALUE INDEX(2)           %            %              %               %+

S&P 500 INDEX(3)                       %            %              %               %+


(1)Performance data includes the performance of the IRA Fund Income Equity Portfolio for the period prior to its consolidation with the HighMark Large Cap Value Fund (formerly the HighMark Income Equity Fund) on 6/23/88.

(2)The unmanaged S&P 500/BARRA Value Index generally represents the performance of large value companies in the U.S. stock market.

(3)The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market. The benchmark index for the Large Cap Value Fund has changed from the S&P 500 Index to the S&P 500/BARRA Value Index because the S&P 500/BARRA Value Index better represents the investment policies of the Fund for comparison purposes.

*Since 6/20/94.

**Since 2/2/98.

***Since 11/30/99.

(a) Prior to 6/20/94, performance for Class A Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/9/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(b) Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/9/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(c) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/9/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 2/29/84.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Class A      431114784     HMERX
           Class B      431114537     HIEBX
           Class C      431112861     HIECX


[QUESTION MARK ICON] DID YOU KNOW?

A DIVIDEND is a distribution of corporate earnings to shareholders. The amount of the dividend is usually paid quarterly. Dividends must be declared as income in the year they are received.

LARGE CAPITALIZATION COMPANIES are those companies with market capitalizations within the range of those companies in the S&P 500 Index.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                              CLASS A      CLASS B      CLASS C
                                                              SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                            5.50%           0%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                             0%        5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed,
if applicable)***                                                  0%           0%           0%

ANNUAL FUND OPERATING EXPENSES
                                                               CLASS A      CLASS B      CLASS C
                                                               SHARES       SHARES       SHARES
Investment Advisory Fees                                        0.60%        0.60%        0.60%
Distribution and/or Service (12b-1) Fees                        0.25%        0.75%        1.00%
Other Expenses                                                      %            %            %

   TOTAL ANNUAL FUND OPERATING EXPENSES                             %            %            %
Fee Waivers                                                         %            %            %
   NET EXPENSES+                                                    %            %            %


*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding % for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   %
         Class B Shares:   %
         Class C Shares:   %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                        1 YEAR     3 YEARS    5 YEARS    10 YEARS
CLASS A SHARES                           $          $          $          $

CLASS B SHARES
If you do not sell your shares           $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

CLASS C SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

SMALL CAP VALUE FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                 To seek long-term capital appreciation

INVESTMENT FOCUS                Stocks of small U.S. companies

PRINCIPAL INVESTMENT STRATEGY   Seeks undervalued small company stocks

SHARE PRICE VOLATILITY          Moderate to High

INVESTOR PROFILE                Risk-tolerant investors seeking high
                                long-term returns

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of SMALL-CAPITALIZATION U.S. companies that the portfolio managers believe are undervalued.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

The Fund's portfolio managers seek companies that they believe are both fundamentally strong and undervalued relative to current market averages and/or the stock's own historic norms. Of these, the managers favor companies exhibiting positive momentum in their share price or earnings.

In addition to those described above, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page ___.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of small, undervalued U.S. companies--may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page ___.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS A SHARES FOR ITS FIRST FISCAL YEAR. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[CHART]

           1999         20.20%
           2000

             BEST QUARTER         WORST QUARTER
                19.43%               -6.80%
               (6/30/99)            (3/31/99)

*THIS PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE RUSSELL 2000 VALUE INDEX AND THE S&P 600/BARRA VALUE INDEX.



                                                  SINCE CLASS
                                       1 YEAR      INCEPTION
SMALL CAP VALUE FUND

Class A Shares
(with a 5.50% sales charge)                %              %*

Class B Shares (with applicable
Contingent Deferred Sales Charge)          %              %*

Class C Shares (with applicable
Contingent Deferred Sales Charge)          %              %**

RUSSELL 2000 VALUE INDEX(1)                %              %+

S&P 600/BARRA VALUE INDEX(2)               %              %+



(1)The unmanaged Russell 2000 Value Index is generally representative of the performance of those small capitalization U.S. companies in the Russell 2000 Index, with lower price to book ratios and lower forecasted growth values.

(2)The unmanaged S&P 600/BARRA Value Index is generally representative of the performance of small capitalization U.S. companies making up the S&P 600 Small Cap Index with a lower price to book ratio. The benchmark index for the Small Cap Value Fund has changed from the S&P 600/BARRA Value Index to the Russell 2000 Value Index because the Russell 2000 Value Index better represents the investment policies of the Fund for comparison purposes.

*Since 9/17/98.

**Since 11/30/99.

+Since 9/30/98.

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Class A      431112200     HASVX
           Class B      431112309     HBSVX
           Class C      431112820     HSVCX


[QUESTION MARK ICON] DID YOU KNOW?

SMALL CAPITALIZATION STOCKS are those issued by companies with market capitalizations within the range of those in the Russell 2000 Index

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


SHAREHOLDER FEES
                                                             CLASS A      CLASS B      CLASS C
                                                             SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                          5.50%           0%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                           0%        5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed,
if applicable)***                                                0%           0%           0%

ANNUAL FUND OPERATING EXPENSES
                                                             CLASS A      CLASS B      CLASS C
                                                             SHARES       SHARES       SHARES
Investment Advisory Fees                                      1.00%        1.00%        1.00%
Distribution and/or Service (12b-1) Fees                      0.25%        0.75%        1.00%
Other Expenses                                                    %            %            %

   TOTAL ANNUAL FUND OPERATING EXPENSES                           %            %            %
Fee Waivers                                                       %            %            %
   NET EXPENSES+                                                  %            %            %


*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding __% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   %
         Class B Shares:   %
         Class C Shares:   %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                        1 YEAR    3 YEARS    5 YEARS   10 YEARS
CLASS A SHARES                           $          $          $          $

CLASS B SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

CLASS C SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

VALUE MOMENTUM FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                  To seek long-term capital growth; current
                                 income is a secondary objective

INVESTMENT FOCUS                 U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY    Seeks undervalued stocks showing signs of
                                 improved momentum

SHARE PRICE VOLATILITY           Moderate

INVESTOR PROFILE                 Investors seeking the potential for a long-term
                                 increase in the value of their investment with capital appreciation at potentially lower volatility than the average stock fund

[QUOTATIONS ICON] INVESTMENT STRATEGY

The Value Momentum Fund seeks long-term capital growth with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe to be undervalued.

The managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to the security's historic valuation. The managers then screen these stocks for positive price or earnings momentum. The Fund generally will invest in companies with a MEDIUM TO LARGE MARKET CAPITALIZATION and a majority of them will pay dividends.

In addition to U.S. common stocks, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

For a more complete description of the securities the Fund invests in, please see "Investment Practices" on page ___.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of broad stock market declines. Stock markets generally move in cycles, with periods of either rising or falling prices. The value of your investment will tend to go up or down in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of mid-size to large undervalue U.S. companies-may under perform other kinds of investments or the market as a whole.


In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see "Glossary of Investment Risks" on page ___.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[CHART]

           1993         12.67%
           1994         -1.92%
           1995         38.66%
           1996         25.33%
           1997         30.40%
           1998          9.43%
           1999         12.50%
           2000

             BEST QUARTER         WORST QUARTER
                17.99%               -14.09%
              (12/31/98)            (9/30/98)

*THIS PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE S&P 500 INDEX.


                                                                SINCE CLASS
                                        1 YEAR     5 YEARS       INCEPTION
VALUE MOMENTUM FUND(1)
  Class A Shares (with a 5.50%
  sales charge)                              %           %               %*

  Class B Shares (with applicable
  Contingent Deferred Sales Charge)          %           %(a)            %**

  Class C Shares (with applicable
  Contingent Deferred Sales Charge)          %           %(b)            %***

S&P 500 INDEX(2)                             %           %               %+


(1)The performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

(2)The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

*Since 4/2/92.

**Since 2/2/98.

***Since 11/30/99.

(a) Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(b) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 2/28/91.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Class A      431114628     HMVLX
           Class B      431114529     HVMBX
           Class C      431112812     HVMCX


[QUESTION MARK ICON] DID YOU KNOW?

Companies are considered to have a MEDIUM MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 500 Index

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                         CLASS A      CLASS B      CLASS C
                                                                         SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                                     5.50%            0%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                                      0%         5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed,
if applicable)***                                                           0%            0%           0%

ANNUAL FUND OPERATING EXPENSES
                                                                         CLASS A      CLASS B      CLASS C
                                                                         SHARES       SHARES       SHARES
Investment Advisory Fees                                                  0.60%        0.60%        0.60%
Distribution and/or Service (12b-1) Fees                                  0.25%        0.75%        1.00%
Other Expenses                                                                %            %            %

   TOTAL ANNUAL FUND OPERATING EXPENSES                                       %            %            %
Fee Waivers                                                                   %            %            %
   NET EXPENSES+                                                              %            %            %


*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding % for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   %
         Class B Shares:   %
         Class C Shares:   %

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                        1 YEAR    3 YEARS    5 YEARS   10 YEARS
CLASS A SHARES                           $          $          $          $

CLASS B SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

CLASS C SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

BOND FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                 To seek total return through investments in
                                fixed-income securities

INVESTMENT FOCUS                U.S. government obligations, corporate debt
                                securities, mortgage and other asset-backed securities

PRINCIPAL INVESTMENT STRATEGY   Focuses on sectors of the bond market that the
                                portfolio managers believe are undervalued

SHARE PRICE VOLATILITY          Moderate

INVESTOR PROFILE                Investors willing to accept the risk of a
                                moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests primarily in bonds which include:

- Debt obligations issued or guaranteed by the U.S. government or its agencies.

- Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or Standard & Poor's recognize as investment-grade.

- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average DURATION of between 3 and 6 years, which the managers expect to be within one year of the duration of the Lehman Brothers Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

-    An assessment of the future level of interest rates and inflation

-    Expectations for U.S. and global economic growth

-    Relative yields among securities in various market sectors

- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities

The Fund managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's shareholders.

For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page ___.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. For more information about these risks, please see "Glossary of Investment Risks" on page ___.


                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, ITS RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[CHART]

           1995         18.79%
           1996          2.59%
           1997          9.17%
           1998          8.45%
           1999         -1.83%
           2000

             BEST QUARTER         WORST QUARTER
                 6.31%               -2.53%
               (6/30/95)            (3/31/96)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00, TO THOSE OF THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.



                                                              SINCE CLASS
                            1 YEAR    5 YEARS   10 YEARS       INCEPTION
BOND FUND(1)

  Class A Shares (with
  a 4.25% sales charge)          %          %          %(a)          %*

LEHMAN BROTHERS
U.S. AGGREGATE BOND
INDEX(2)                         %          %          %             %+


(1)Performance data includes the performance of the IRA Fund Bond Portfolio for the period prior to its consolidation with the HighMark Bond Fund on 6/23/88.

(2)The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

*Since 6/20/94.

(a) Prior to 6/20/94, performance for Class A Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/15/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 2/29/84.

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Class A      431114743     HMRBX
           Class B      431112747     HBDBX


[QUESTION MARK ICON] DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                          CLASS A      CLASS B
                                                                          SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                                       3.25%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                                        0%        5.00%
Redemption Fee (as a percentage of amount redeemed,
if applicable)***                                                             0%           0%

ANNUAL FUND OPERATING EXPENSES
                                                                          CLASS A      CLASS B
                                                                          SHARES       SHARES
Investment Advisory Fees                                                   0.50%        0.50%
Distribution and/or Service (12b-1) Fees                                   0.25%        0.75%
Other Expenses                                                                 %            %+

   TOTAL ANNUAL FUND OPERATING EXPENSES                                        %            %
Fee Waivers                                                                    %            %
   NET EXPENSES+                                                               %            %


*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+Because Class B Shares are new, other expenses for Class B Shares are based on estimated amounts for the current fiscal year.

++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding % for the period beginning November 30, 2001and ending on November 29, 2002 The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   %
         Class B Shares:   %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
CLASS A SHARES                           $          $          $          $

CLASS B SHARES
If you do not sell your shares:          $          $          $          $

If you sell your shares at the
end of the period:                       $          $          $          $

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                  To seek high current income that is exempt
                                 from federal and California state income taxes

INVESTMENT FOCUS                 California municipal securities

PRINCIPAL INVESTMENT STRATEGY    Invests primarily in investment grade
                                 California municipal securities

SHARE PRICE VOLATILITY           Low to Moderate

INVESTOR PROFILE                 California residents seeking income exempt
                                 from federal and state income taxes

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark California Intermediate Tax-Free Bond Fund seeks high current income that is exempt from federal and State of California income taxes. To pursue this goal, the Fund invests primarily in INVESTMENT-GRADE MUNICIPAL BONDS and notes that are tax-exempt in California.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal and California income tax. This policy is fundamental and will not be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in Shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

-    The potential direction of interest rate changes.

- Their expectations for the U.S. economy in general and California's economy in particular.

-    The credit rating and stability of the issuers.

For a more complete description of the various securities in which the Fund can invest, please see "Investment Practices" on page ___.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks.

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance.

For more information about these risks, please see "Glossary of Investment Risks" on page ___.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARE FROM YEAR TO YEAR. IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

[CHART]

           1994         -8.32%
           1995         18.52%
           1996          4.16%
           1997          7.50%
           1998          6.34%
           1999         -0.66%
           2000

             BEST QUARTER         WORST QUARTER
                 8.72%               -6.86%
               (3/31/95)            (3/31/94)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX.


                                                                            SINCE CLASS
                                        1 YEAR    5 YEARS        10 YEARS    INCEPTION
CALIFORNIA INTERMEDIATE
TAX-FREE FUND(1)

  Class A Shares (with 4.25%
  sales charge)                              %          %             %(a)           %*

  Class B Shares (with applicable
  Contingent Deferred Sales Charge)          %          %(b)          %(b)           %**

LEHMAN BROTHERS 7-YEAR MUNICIPAL
BOND INDEX(2)                                %          %             %              %+


(1)Performance data includes the performance of the Stepstone California Intermediate Tax-Free Bond Fund for the period prior to its consolidation with the HighMark California Intermediate Tax-Free Bond Fund on 4/25/97.

(2)The unmanaged Lehman Brothers 7-Year Municipal Bond Index comprises intermediate-term, investment grade tax-exempt bonds with maturities between 6 and 8 years.

*Since 10/15/93.

**Since 11/30/99.

(a) Prior to 11/30/99, performance for Class A Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/15/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(b) Prior to 11/30/99, performance for Class B Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/15/84, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

+Since 10/31/93.


[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Class A      431114578     HMCIX
           Class B      431112796     HCABX


[QUESTION MARK ICON] DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, non-investment grade bonds are typically less sensitive to interest rates than investment grade bonds.

MUNICIPAL BONDS are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things. Additionally, the Fund will invest at least 80% of its assets in investment-grade bonds.

INVESTMENT-GRADE BONDS are generally those whose issuers are considered to have fairly solid financial health by nationally recognized rating agencies such as Standard & Poor's.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                         CLASS A      CLASS B
                                                                         SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)*                                      3.25%           0%
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                                       0%        5.00%
Redemption Fee (as a percentage of amount redeemed,
if applicable)***                                                            0%           0%

ANNUAL FUND OPERATING EXPENSES
                                                                         CLASS A      CLASS B
                                                                         SHARES       SHARES
Investment Advisory Fees                                                  0.50%        0.50%
Distribution and/or Service (12b-1) Fees                                  0.25%        0.75%
Other Expenses                                                                %            %
   TOTAL ANNUAL FUND OPERATING EXPENSES                                       %            %
Fee Waivers                                                                   %            %
   NET EXPENSES+                                                              %            %


*This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

**If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

***Does not include any wire transfer fees, if applicable.

+The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares and Class B Shares from exceeding % and %, respectively, for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   %
         Class B Shares:   %

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                       1 YEAR     3 YEARS    5 YEARS   10 YEARS
CLASS A SHARES                          $          $          $          $

CLASS B SHARES
If you do not sell
your shares:                            $          $          $          $

If you sell your shares at the
end of the period:                      $          $          $          $

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARES CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund SharesClasses A, B and Care offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares:

CLASS A

-    Front-end sales charges, as described below.

-    Distribution and service (12b-1) fees of 0.25%.

-    Offered by:
     Balanced Fund
     Core Equity Fund
     Growth Fund
     International Equity Fund
     Large Cap Value Fund
     Small Cap Value Fund
     Value Momentum Fund
     Bond Fund
     California Intermediate Tax-Free Bond Fund

- Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

     - Orders for Class B Shares for $250,000 or more normally should be placed as orders for Class A Shares.

     - Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

     - Orders for Class B Shares or Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

CLASS B

-    No front-end sales charge.

-    Distribution and service (12b-1) fees of 0.75%.

-    A deferred sales charge, as described below.

- Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

-    Offered by:
     Balanced Fund
     Core Equity Fund
     Growth Fund
     International Equity Fund
     Large Cap Value Fund
     Small Cap Value Fund
     Value Momentum Fund
     Bond Fund
     California Intermediate Tax-Free Bond Fund

CLASS C

-    No front-end sales charge.

-    Distribution and service (12b-1) fees of 1.00%.

-    A deferred sales charge, as described below.

- No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

-    Offered by:
     Balanced Fund
     Growth Fund
     International Equity Fund
     Large Cap Value Fund
     Small Cap Value Fund
     Value Momentum Fund

FOR THE ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

BECAUSE 12b-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B AND CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE ON THEIR INITIAL INVESTMENT.

FOR INSTITUTIONAL INVESTORS ONLY: THE FUNDS ALSO OFFER FIDUCIARY CLASS SHARES, WHICH HAVE THEIR OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS B OR CLASS C SHARES.

HOW SALES CHARGES ARE CALCULATED

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares--Classes A, B and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares:

CLASS A SHARES: FRONT-END SALES CHARGE

EQUITY FUNDS

                               AS A              AS A
                           PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT           OFFERING PRICE    YOUR INVESTMENT
0 - $49,999                    5.50%             5.82%
$50,000 - $99,999              4.50%             4.71%
$100,000 - $249,999            3.75%             3.90%
$250,000 - $499,999            2.50%             2.56%
$500,000 - $999,999            2.00%             2.04%
$1,000,000 and Over            0.00%*            0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%.

FIXED-INCOME FUNDS

                               AS A              AS A
                           PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT           OFFERING PRICE    YOUR INVESTMENT
0 - $99,999                    3.25%             3.36%
$100,000 - $249,999            2.75%             2.83%
$250,000 - $499,999            2.25%             2.30%
$500,000 - $999,999            1.75%             1.78%
$1,000,000 and Over            0.00%*            0.00%

*If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 0.50%.

CLASS B AND CLASS C SHARES:
CONTINGENT DEFERRED SALES CHARGE

Class B Shares and Class C Shares are available at their net asset value per share, without any initial sales charge. If you sell Class B Shares within six years of buying them or Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

THE CDSC ARE AS FOLLOWS:

CLASS B SHARES
IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      5.00%
2nd year                      4.00%
3rd or 4th year               3.00%
5th year                      2.00%
6th year                      1.00%
7th and 8th year              0%

CLASS C SHARES
IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      1.00%
After 1st year                0%

Class B Shares will automatically convert to Class A Shares after eight years. Class C Shares do not convert to Class A Shares.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

CLASS C SHARES

Even though there is no front-end sales charge, the Distributor pays a commission equal to 1% of your purchase to your broker or financial institution. The Distributor receives any CDSC imposed when you sell your Class C Shares.

REPURCHASE OF CLASS A SHARES

You may purchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege , we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

- RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation.

- COMBINATION PRIVILEGE: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

- LETTER OF INTENT: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of 5% of the total amount and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1)  Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

(3)  By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8) By individuals who purchase Shares with redemption proceeds (but only to the extent of such redemption proceeds) from another mutual fund (other than HighMark Funds) within 30 days of such redemption, provided that, the individuals paid a sales charge on the original shares redeemed. If you believe you qualify for this exemption, you must notify us at the time you purchase Class A Shares and provide us with evidence such as a confirmation of your share redemption.

(9) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

(10) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(11) By sponsors of a unit investment trust (UIT) who are buying Class A Shares of HighMark Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the HighMark Growth Fund.

(12) By current or retired trustees of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds.

(13) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

(14) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS). FOR CATEGORIES 2 THROUGH 12 AND 14 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CDSC WAIVERS: You may qualify for a CDSC waiver if:

-    you are selling Shares as part of a systematic withdrawal plan.

-    you are taking certain distributions from a retirement plan.

-    the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                  PERCENTAGE OF AVERAGE
SHARE CLASS                         DAILY NET ASSETS
Class A                                   0.25%
Class B                                   0.75%
Class C                                   1.00%

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could, over time, end up paying more in expenses than if they had paid a sales charge on their initial investment.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

     -    INITIAL PURCHASE:     $1,000 for each Fund

                                $250 for current and retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

     -    ADDITIONAL PURCHASES: $100 for each Fund

     We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

BY CHECK

OPENING AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Deliver the check and your completed application to your financial representative, or mail them to our transfer agent (see address below).

ADDING TO AN ACCOUNT

-    Make out a check for the investment amount, payable to "HighMark Funds."

- Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

- Deliver the check and your note to your financial representative, or mail them to our transfer agent (address below).

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks or cash will not be accepted.

BY EXCHANGE

OPENING AN ACCOUNT

- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to the transfer agent (address below).

- Obtain your Fund account number by calling your financial representative or our transfer agent.

-    Instruct your bank to wire the amount of your investment to:
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

-    Call our transfer agent before wiring any funds.

-    Instruct your bank to wire the amount of your investment to:
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02101
     ABA# 011000028
     DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

THROUGH FINANCIAL INSTITUTIONS

OPENING AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

BY LETTER

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

- Include all signatures and any guarantees that may be required (see next page).

-    Mail the materials to our transfer agent.

- We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

BY PHONE

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 8:00 p.m. Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

DESIGNED FOR

-    Requests by letter to sell at least $500 (accounts of any type).

-    Requests by phone to sell at least $500 (accounts of any type).

TO SELL SOME OR ALL OF YOUR SHARES

- We will wire amounts of $500 or more on the next business day after we receive your request.

- Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

BY EXCHANGE

DESIGNED FOR

-    Accounts of any type.

-    Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

- Call HighMark Funds or your financial representative to request an exchange.

THROUGH FINANCIAL INSTITUTIONS

DESIGNED FOR

-    Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

- Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance. To add to an account using the Automatic Invest Plan, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-    you are selling more than $5,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

-    Are qualified to invest in the new Fund.

-    Satisfy the initial and additional investment minimums for the new Fund.

-    Invest in the same share class in the new Fund as you did in the previous
     Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A Money Market Fund Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" Fund with the period you held Class B Shares of the "new" Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

     (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

     [DIVIDED BY] Total number of the Fund's Shares outstanding

     = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Fund as of the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time (1:00 p.m. Pacific time), every business day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. Although we use the same method to determine the NAV of Class A, Class B and Class C Shares, the NAV of a Fund's Class B and Class C Shares may be lower than that of its Class A Shares because Class B and Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you receive the net asset value next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received payment.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Funds declares and pays income dividends monthly, with the exception of the Small Cap Value Fund and International Equity Fund, which declare and pay income dividends periodically. The Funds distribute any net capital gains they have realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B and Class C Shares, because Class B Shares and Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of the Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND: The Fund's portfolio managers expect that virtually all of the income the California Intermediate Tax-Free Fund generates will be exempt from federal and California state personal income taxes. If, however, you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase federal taxation of such benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP

DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN* (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.** AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*Any Shareholders who have established an Automatic Investment Plan on or before November 30, 1999, and have elected automatic deductions from their checking or savings accounts, may be eligible for a reduced sales charge. For further information about the reduced sales charge, see the Statement of Additional Information.

**There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-    Have at least $5,000 in your HighMark Fund(s) account.

-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING:

If you are currently making additional purchases of HighMark Shares that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

CLASS B SHAREHOLDERS SHOULD ALSO NOTE THE FOLLOWING:

If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a signature guarantee may be required).

MORE ABOUT HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2001 UnionBanCal Corporation and its subsidiaries had approximately $ billion in consolidated assets. As of the same date, HighMark Capital Management, had over $ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

FUND                              % OF NET ASSETS
Bond Fund                              0.50%
California Intermediate
  Tax-Free Bond Fund                   0.20%
Balanced Fund                          0.60%
Core Equity Fund                       0.60%
Growth Fund                            0.60%
International Equity Fund              0.95%*
Large Cap Value Fund                   0.60%
Value Momentum Fund                    0.60%
Small Cap Value Fund                   1.00%*

*A portion of the management fee is used to pay the Fund's sub-adviser.

SUB-ADVISERS

GROWTH FUND. Waddell & Reed Investment Management Company ("WRIMCO") serves as the sub-advisor to the Growth Fund. Under an investment sub-advisory agreement between WRIMCO and HighMark Capital Management, WRIMCO makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

WRIMCO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Kansas corporation. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc., a Delaware corporation, which, in turn, is a wholly owned subsidiary of Waddell & Reed Financial

Services, Inc. a Missouri corporation. Waddell & Reed Financial Services, Inc. is a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("Waddell & Reed"), a Delaware corporation and publicly held company. As of September 30, 2001, WRIMCO managed over $ billion in assets.

INTERNATIONAL EQUITY FUND. Deutsche Asset Management Investment Services, Ltd. ("Deutsche") serves as the sub-adviser to the International Equity Fund. Under an investment sub-advisory agreement between Deutsche and HighMark Capital Management, Deutsche makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of the HighMark Funds.

Deutsche was originally founded in 1972 as Morgan Grenfell Investment Services Limited and managed approximately $ billion in assets as of September 30, 2001. Deutsche is located at One Appold Street, London, England. Deutsche provides investment advice primarily to U.S. and Canadian institutional investors. Deutsche is wholly owned by Deutsche Asset Management Group Limited, which in turn is wholly owned by Deutsche Morgan Grenfell Group PLC ("DMG"), an investment holding company. DMG is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment-banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail and commercial banking, investment banking and insurance.

SMALL CAP VALUE FUND. LSV Asset Management ("LSV") serves as sub-adviser to the Small Cap Value Fund. Under an investment sub-advisory agreement between LSV and HighMark Capital Management, LSV makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

LSV is a registered investment adviser organized as a Delaware partnership. The general partners of LSV have developed quantitative value analysis methodology and software, which has been used to manage assets over the past 7 years. As of September 30, 2001, LSV had approximately $__ billion in assets under management.

PORTFOLIO MANAGERS

All investment decisions for the HighMark Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by , or other independent accountants, as noted in report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.


                            Investment Activities                          Distributions
                      ---------------------------------------  ---------------------------------------
                                                      Net
                                                   Realized
                         Net                          and                                      Net
                        Asset                      Unrealized                                 Asset
                        Value,         Net         Gain (Loss)     Net                        Value,
                       Beginning    Investment         on       Investment     Capital         End           Total**
                       of Period      Income       Investments    Income        Gains        of Period       Return
---------------------------------------------------------------------------------------------------------------------
BALANCED FUND

CLASS A SHARES
For the years
ended July 31,:
2001
2000                      $17.20        0.391        (0.077)      (0.386)        (1.398)       $15.73         2.03%
1999                      $16.73        0.383         1.167       (0.396)        (0.684)        17.20         9.64%
1998                       16.45        0.402         0.736       (0.416)        (0.442)        16.73         7.12%
For the six month
period ended July 31,:
1997                      $15.03        0.209         1.712       (0.209)        (0.290)       $16.45        13.22%
For the years
ended January 31,:
1997                      $13.91        0.464         1.706       (0.455)        (0.595)       $15.03        16.04%

CLASS B SHARES
For the year
ended July 31,:
2001
2000                      $17.18        0.288        (0.086)      (0.284)        (1.398)       $15.70         1.33%
1999                       16.73        0.278         1.161       (0.301)        (0.684)        17.18         8.91%
For the period
ended July 31,:
1998 (1)                  $16.55        0.155         0.197       (0.175)             -        $16.73         4.32%*

CLASS C SHARES
For the year
ended July 31,:
2000 (2)                  $17.07        0.153         0.042       (0.157)        (1.398)       $15.71         1.29%+
---------------------------------------------------------------------------------------------------------------------
CORE EQUITY FUND

CLASS A SHARES
For the period
ended July 31,:
2001
2000 (3)                  $ 9.88        0.006        (0.119)      (0.007)             -        $ 9.76        (1.14)%+

CLASS B SHARES
For the period
ended July 31,:
2001
2000 (3)                  $ 9.88        0.004        (0.127)      (0.007)             -        $ 9.75        (1.24)%+
---------------------------------------------------------------------------------------------------------------------
GROWTH FUND

CLASS A SHARES
For the years
ended July 31,:
2001
2000                      $18.35            -         1.980            -         (1.800)       $18.53        10.87%
1999                       16.93       (0.055)        2.746            -         (1.271)        18.35        16.92%
1998                       17.39       (0.018)        3.100       (0.015)        (3.532)        16.93        22.26%
1997                       12.60        0.049         5.784       (0.048)        (0.996)        17.39        48.49%

CLASS B SHARES
For the year
ended July 31,:
2001
2000                      $18.15            -         1.840            -         (1.800)       $18.19        10.18%
1999                      $16.85       (0.103)        2.674            -         (1.271)        18.15        16.26%
---------------------------------------------------------------------------------------------------------------------


                                                                                   Ratio of
                                                         Ratio      Ratio of    Net Investment
                            Net                       of Expenses     Net         Income to
                          Assets,          Ratio      to Average   Investment      Average
                            End         of Expenses   Net Assets     Income       Net Assets     Portfolio
                         of Period      to Average     Excluding   to Average      Excluding     Turnover
                           (000)        Net Assets    Fee Waivers  Net Assets     Fee Waivers      Rate
-----------------------------------------------------------------------------------------------------------
BALANCED FUND

CLASS A SHARES
For the years
ended July 31,:
2001
2000                       $10,588         1.17%         1.34%         2.39%          2.22%         25%
1999                        11,236         1.17%         1.34%         2.35%          2.18%         34%
1998                        10,629         1.16%         1.33%         2.42%          2.24%         22%
For the six month
period ended July 31,:
1997                       $ 9,214         1.07%*        1.30%*        2.75%*         2.53%*        10%
For the years
ended January 31,:
1997                       $ 8,833         1.04%         1.19%         3.22%          3.07%         27%

CLASS B SHARES
For the year
ended July 31,:
2001
2000                       $ 4,681         1.82%         1.84%         1.72%          1.70%         25%
1999                         3,594         1.82%         1.84%         1.68%          1.66%         34%
For the period
ended July 31,:
1998 (1)                   $   967         1.80%*        1.83%*        1.77%*         1.74%*        22%

CLASS C SHARES
For the year
ended July 31,:
2000 (2)                   $     46        1.82%*        1.84%*        1.39%*         1.37%*        25%
-----------------------------------------------------------------------------------------------------------
CORE EQUITY FUND

CLASS A SHARES
For the period
ended July 31,:
2001
2000 (3)                   $    27         1.17%*        1.34%*        0.90%*         0.73%*         3%

CLASS B SHARES
For the period
ended July 31,:
2001
2000 (3)                   $   140        1.82%*        1.84%*        0.72%*         0.70%*         3%
-----------------------------------------------------------------------------------------------------------
GROWTH FUND

CLASS A SHARES
For the years
ended July 31,:
2001
2000                      $54,199         1.17%         1.34%        (0.60)%        (0.77)%        67%
1999                       24,579         1.14%         1.34%        (0.38)%        (0.58)%        52%
1998                       17,173         1.16%         1.34%        (0.17)%        (0.35)%        67%
1997                        7,816         1.04%         1.49%         0.28%         (0.18)%       118%

CLASS B SHARES
For the year
ended July 31,:
2001
2000                      $24.407         1.82%         1.84%        (1.26)%        (1.28)%        67%
1999                      $11,111         1.79%         1.84%        (1.04)%        (1.09)%        52%
-----------------------------------------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*Annualized
**Total return does not reflect the sales charge.
+ Total returns for the period indicated and it has not been annualized. ++ Includes a 0.037 distribution in excess of net investment income.
(1) Commenced operations on February 2, 1998.
(2) Commenced operations on November 30, 1999.
(3) Commenced operations on June 30, 2000.

                            Investment Activities                          Distributions
                      ---------------------------------------  ---------------------------------------
                                                      Net
                                                   Realized
                         Net                          and                                      Net
                        Asset                      Unrealized                                 Asset
                        Value,         Net         Gain (Loss)     Net                        Value,
                       Beginning    Investment         on       Investment     Capital         End           Total**
                       of Period      Income       Investments    Income        Gains        of Period       Return
---------------------------------------------------------------------------------------------------------------------
GROWTH FUND (CONTINUED)

CLASS B SHARES (CONTINUED)
For the period
ended July 31,:
1998(1)                   $14.76       (0.035)       2.125           -               -        $16.85        28.71%*

CLASS C SHARES
For the year
ended July 31,:
2001
2000 (2)                  $19.43            -        0.560           -          (1.800)       $18.19         2.92%+
---------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

CLASS A SHARES
For the period
ended July 31,:
2001
2000 (2)                  $44.06        0.626       (0.968)      (0.271)        (0.297)       $43.15        (0.84)%+

CLASS B SHARES
For the period
ended July 31,:
2001
2000 (2)                  $44.06        0.462       (0.949)      (0.256)        (0.297)       $43.02        (1.17)%+

CLASS C SHARES
For the year
ended July 31,:
2001
2000 (2)                  $44.06        0.322       (0.816)      (0.249)        (0.297)       $43.02        (1.19)%+
---------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND (FORMERLY INCOME EQUITY FUND)

CLASS A SHARES
For the years
ended July 31,:
2001
2000                      $17.81        0.210       (1.882)      (0.193)        (3.565)       $12.38        (9.86)%
1999                       17.95        0.189        2.087       (0.208)        (2.206)        17.81        13.94%
1998                       18.24        0.262        1.486       (0.258)        (1.776)        17.95        10.50%
1997                       14.29        0.363        5.028       (0.358)        (1.083)        18.24        39.97%

CLASS B SHARES
For the year
ended July 31,:
2001
2000                      $17.74        0.101       (1.864)      (0.112)        (3.565)       $12.30       (10.50)%
1999                       17.90        0.089        2.071       (0.115)        (2.206)        17.74        13.25%
For the period
ended July 31,:
1998 (1)                  $16.88        0.057        1.034       (0.072)             -        $17.90        13.10%*

CLASS C SHARES
For the year
ended July 31,:
2001
2000 (2)                  $16.51        0.062       (0.643)      (0.074)        (3.565)       $12.29        (4.10)%+
---------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND

CLASS A SHARES
For the year
ended July 31,:
2001
2000                      $12.52        0.222        1.677       (0.252)++       (0.637)      $13.53        16.06%
For the period
ended July 31,:
1999 (3)                  $10.00       (0.003)       2.526       (0.003)              -       $12.52        25.24%+

CLASS B SHARES
For the year
ended July 31,:
2001
2000                      $12.46       (0.169)       1.672       (0.214)++       (0.637)      $13.45        15.63%
For the period
ended July 31,:
1999 (3)                  $10.00       (0.041)       2.501            -               -       $12.46        24.60%+
---------------------------------------------------------------------------------------------------------------------


                                                                                   Ratio of
                                                         Ratio      Ratio of    Net Investment
                            Net                       of Expenses     Net         Income to
                          Assets,          Ratio      to Average   Investment      Average
                            End         of Expenses   Net Assets     Income       Net Assets     Portfolio
                         of Period      to Average     Excluding   to Average      Excluding     Turnover
                           (000)        Net Assets    Fee Waivers  Net Assets     Fee Waivers      Rate
-----------------------------------------------------------------------------------------------------------
GROWTH FUND (CONTINUED)

CLASS B SHARES (CONTINUED)
For the period
ended July 31,:
1998(1)                   $  1,948         1.81%*        1.84%*       (0.94)%*       (0.97)%*       67%

CLASS C SHARES
For the year
ended July 31,:
2001
2000 (2)                  $    817         1.82%*        1.84%*       (1.46)%*       (1.48)%*       67%
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

CLASS A SHARES
For the period
ended July 31,:
2001
2000 (2)                  $  1,548         1.70%*        1.85%*        0.56%*         0.41%*        49%

CLASS B SHARES
For the period
ended July 31,:
2001
2000 (2)                  $    960         2.36%*        2.39%*       (0.18)%*       (0.21)%*       49%

CLASS C SHARES
For the year
ended July 31,:
2001
2000 (2)                  $      9         2.36%*        2.39%*       (0.33)%*       (0.36)%*       49%
-----------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND (FORMERLY INCOME EQUITY FUND)

CLASS A SHARES
For the years
ended July 31,:
2001
2000                      $ 63,180         1.16%         1.37%         1.17%          0.96%         97%
1999                        22,329         1.13%         1.34%         1.17%          0.96%         71%
1998                        23,024         1.17%         1.34%         1.39%          1.22%         69%
1997                        14,152         1.06%         1.46%         2.32%          1.92%         46%

CLASS B SHARES
For the year
ended July 31,:
2001
2000                      $  3,786         1.80%         1.86%         0.66%          0.60%         97%
1999                      $  4,543         1.78%         1.84%         0.50%          0.44%         71%
For the period
ended July 31,:
1998 (1)                  $  1,816         1.82%*        1.85%*        0.38%*         0.36%*        69%

CLASS C SHARES
For the year
ended July 31,:
2001
2000 (2)                  $     38         1.80%*        1.86%*        0.08%*         0.02%*        97%
-----------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND

CLASS A SHARES
For the year
ended July 31,:
2001
2000                      $  8,280          1.55%         1.71%         0.53%          0.37%         57%
For the period
ended July 31,:
1999 (3)                  $    912          1.77%*        1.94%*       (0.11)%*       (0.28)%*       74%

CLASS B SHARES
For the year
ended July 31,:
2001
2000                      $  4,477          2.22%         2.24%        (0.15)%        (0.17)%        57%
For the period
ended July 31,:
1999 (3)                  $  1,012         2.39%*        2.42%*       (1.40)%*       (1.43)%*       74%
-----------------------------------------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*Annualized
**Total return does not reflect the sales charge.
+ Total returns for the period indicated and it has not been annualized. ++ Includes a 0.037 distribution in excess of net investment income.
(1) Commenced operations on February 2, 1998.
(2) Commenced operations on November 30, 1999.
(3) Commenced operations on September 17, 1998.

                            Investment Activities                          Distributions
                      ---------------------------------------  ---------------------------------------
                                                      Net
                                                   Realized
                         Net                          and                                      Net
                        Asset                      Unrealized                                 Asset
                        Value,         Net         Gain (Loss)     Net                        Value,
                       Beginning    Investment         on       Investment     Capital         End           Total**
                       of Period      Income       Investments    Income        Gains        of Period       Return
---------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND (CONTINUED)

CLASS C SHARES
For the year
ended July 31,:
2001
2000 (2)                  $12.48        0.325        1.516       (0.254)++       (0.637)      $13.43        15.64%+
---------------------------------------------------------------------------------------------------------------------
VALUE MOMENTUM FUND

CLASS A SHARES
For the years
ended July 31,:
2001
2000                      $29.55        0.196        0.993       (0.136)        (1.463)       $29.09         4.23%
1999                       27.31        0.245        3.119       (0.255)        (0.866)        29.55        12.79%
1998                       25.48        0.262        2.007       (0.275)        (0.164)        27.31         8.96%
For the six month
period ended July 31,:
1997                      $21.57        0.106        3.953       (0.147)             -        $25.48        18.90%
For the years
ended January 31,:
1997                      $18.05        0.389        4.368       (0.393)        (0.848)       $21.57        27.04%

CLASS B SHARES
For the years
ended July 31,:
2001
2000                      $29.46        0.032        0.950       (0.029)        (1.463)       $28.95         3.50%
1999                       27.28        0.024        3.113       (0.088)        (0.866)        29.46        11.89%
For the years
ended July 31,:
1998(1)                   $26.82        0.046        0.479       (0.064)             -        $27.28         3.94%*

CLASS C SHARES
For the year
ended July 31,:
2001
2000 (2)                  $29.50        0.128        0.819       (0.044)        (1.463)       $28.94         3.37%+
---------------------------------------------------------------------------------------------------------------------
BOND FUND

CLASS A SHARES
For the years
ended July 31,:
2001
2000                      $10.30        0.630       (0.144)      (0.626)             -        $10.16         4.90%
1999                       10.73        0.610       (0.440)      (0.600)             -         10.30         1.52%
1998                       10.59        0.605        0.162       (0.627)             -         10.73         7.47%
1997                       10.15        0.642        0.403       (0.609)             -         10.59        10.68%

CLASS B SHARES
For the period
ended July 31,:
2001
---------------------------------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

CLASS A SHARES
For the years
ended July 31,:
2001
2000                     $  9.93        0.426        0.023       (0.439)             -       $  9.94         4.69%
1999                       10.01        0.429       (0.078)      (0.436)             -          9.93         3.55%
1998                        9.99        0.423        0.032       (0.435)             -         10.01         4.66%
For the six month
period ended July 31,:
1997                     $  9.74        0.222        0.240       (0.215)             -       $  9.99         4.85%
For the years
ended January 31,:
1997                     $  9.84        0.458       (0.112)      (0.442)             -       $  9.74         3.62%
1996                        8.94        0.470        0.918       (0.487)             -          9.84        15.84%

CLASS B SHARES
For the year
ended July 31,:
2001
2000 (2)                 $  9.84        0.225        0.128       (0.243)             -       $  9.95         3.65%+
---------------------------------------------------------------------------------------------------------------------


                                                                                   Ratio of
                                                         Ratio      Ratio of    Net Investment
                            Net                       of Expenses     Net         Income to
                          Assets,          Ratio      to Average   Investment      Average
                            End         of Expenses   Net Assets     Income       Net Assets     Portfolio
                         of Period      to Average     Excluding   to Average      Excluding     Turnover
                           (000)        Net Assets    Fee Waivers  Net Assets     Fee Waivers      Rate
-----------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND (CONTINUED)

CLASS C SHARES
For the year
ended July 31,:
2001
2000 (2)                   $   362         2.22%*        2.24%*        0.07%*         0.05%*        57%
-----------------------------------------------------------------------------------------------------------
VALUE MOMENTUM FUND

CLASS A SHARES
For the years
ended July 31,:
2001
2000                       $40,930         1.15%         1.34%         0.62%          0.43%          3%
1999                        36,495         1.06%         1.34%         0.90%          0.62%          9%
1998                        35,325         1.06%         1.33%         0.99%          0.72%          7%
For the six month
period ended July 31,:
1997                       $20,750         1.03%*        1.25%*        1.40%*         1.17%*         1%
For the years
ended January 31,:
1997                       $15,963         1.04%         1.19%         2.01%          1.86%          9%

CLASS B SHARES
For the years
ended July 31,:
2001
2000                       $ 8,336         1.82%         1.84%        (0.06)%        (0.08)%         3%
1999                         6,506         1.81%         1.84%         0.14%          0.11%          9%
For the years
ended July 31,:
1998(1)                    $ 5,202         1.81%*        1.84%*        0.15%*         0.13%*         7%

CLASS C SHARES
For the year
ended July 31,:
2001
2000 (2)                   $   568         1.82%*        1.84%*       (0.21)%*       (0.23)%*        3%
-----------------------------------------------------------------------------------------------------------
BOND FUND

CLASS A SHARES
For the years
ended July 31,:
2001
2000                       $ 6,183         0.75%         1.26%         6.11%          5.60%         27%
1999                         2,638         0.75%         1.26%         5.67%          5.16%         39%
1998                         1,912         0.75%         1.26%         5.85%          5.33%         16%
1997                           606         0.85%         1.68%         6.10%          5.27%         14%

CLASS B SHARES
For the period
ended July 31,:
2001
-----------------------------------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

CLASS A SHARES
For the years
ended July 31,:
2001
2000                      $31,261         0.44%         1.26%         4.46%          3.64%         10%
1999                       17,759         0.45%         1.27%         4.30%          3.48%         11%
1998                       12,925         0.31%         1.29%         4.37%          3.39%         23%
For the six month
period ended July 31,:
1997                      $11,214         0.21%*        1.22%*        4.55%*         3.54%*         5%
For the years
ended January 31,:
1997                      $ 5,791         0.20%         1.25%         4.69%          3.64%          6%
1996                        4,266         0.23%         1.12%         4.93%          4.04%         30%

CLASS B SHARES
For the year
ended July 31,:
2001
2000 (2)                  $   425         1.44%*        1.76%*        3.50%*         3.18%*        10%
-----------------------------------------------------------------------------------------------------------


AMOUNTS DESIGNATED AS "" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

*Annualized
**Total return does not reflect the sales charge.
+ Total returns for the period indicated and it has not been annualized. ++ Includes a 0.037 distribution in excess of net investment income.
(1) Commenced operations on February 2, 1998.
(2) Commenced operations on November 30, 1999.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                        FUND CODE
Balanced Fund                                                        1
Core Equity Fund                                                     2
Growth Fund                                                          3
Large Cap Value Fund                                                 4
International Equity Fund                                            5
Value Momentum Fund                                                  6
Small Cap Value Fund                                                 7
Bond Fund                                                            8
California Intermediate Tax-Free Bond Fund                           9



INSTRUMENT                                                           FUND CODE          RISK TYPE
ADJUSTABLE RATE MORTGAGE LOANS (ARMSS): Loans in a                   1, 8               Pre-payment
mortgage pool which provide for a fixed initial mortgage                                Market
interest rate for a specified period of time, after which the rate                      Credit
may be subject to periodic adjustments.                                                 Regulatory

AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign                1-7                Market
Shares of a company held by a U.S. bank that issues a                                   Political
receipt evidencing ownership. ADRs pay dividends in U.S. dollars.                       Foreign Investment

ASSET-BACKED SECURITIES: Securities backed by company                1, 3, 8, 9         Pre-payment
receivables, home equity loans, truck and auto loans,                                   Market
leases, credit card receivables and other securities backed                             Credit
by other types of receivables or assets.                                                Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts               1-4, 6-8           Credit
drawn on and accepted by a commercial bank. They generally                              Liquidity
have maturities of six months or less.                                                  Market

BONDS: Interest-bearing or discounted government or corporate        1, 3, 6, 8, 9      Market
Market securities that obligate the issuer to pay the bondholder                        Credit
Credit a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity.

CALL AND PUT OPTIONS: A call option gives the buyer the              1-7                Management
right to buy, and obligates the seller of the option to sell,                           Liquidity
a security at a specified price. A put option gives the buyer                           Credit
the right to sell, and obligates the seller of the option to buy,                       Market
a security at a specified price. The Funds will sell only                               Leverage
covered call options.

CERTIFICATES OF DEPOSIT: Negotiable instruments                      1-8                Market
with a stated maturity.                                                                 Credit
                                                                                        Liquidity

INSTRUMENT                                                          FUND CODE           RISK TYPE
COMMERCIAL PAPER: Secured and unsecured short-term                   1-9                Credit
promissory notes issued by corporations and other entities.                             Liquidity
Their maturities generally vary from a few days to nine months.                         Market

COMMON STOCK: Shares of ownership of a company.                      1-7                Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that                1-7                Market
convert to common stock.                                                                Credit

DEMAND NOTES: Securities that are subject to puts and                1-4, 6, 8, 9       Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.

DERIVATIVES: Instruments whose value is derived from an              1-9                Management
underlying contract, index or security, or any combination                              Market
thereof, including futures, options (e.g., put and calls),                              Credit
options on futures, swap agreements, and some                                           Liquidity
mortgage-backed securities.                                                             Leverage

FOREIGN SECURITIES: Stocks issued by foreign companies               3-7                Market
including ADRs and Global Depository Receipts (GDRs), as well                           Political
as Commercial paper of foreign issuers and obligations of                               Foreign Investment
foreign governments, companies, banks, overseas branches of                             Liquidity
U.S. banks or supranational entities.

FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                 5, 6               Management
purchase or sell a specific amount of a currency at a fixed                             Liquidity
future date and price set by the parties involved at the time                           Credit
the contract is negotiated.                                                             Market
                                                                                        Political
                                                                                        Leverage
                                                                                        Foreign Investment

FUTURES AND RELATED OPTIONS: A contract providing for the            1-9                Management
future sale and purchase of a specific amount of a specific                             Market
security, class of securities, or index at a specified time in                          Credit
the future and at a specified price. The aggregate value                                Liquidity
of options on securities (long puts and calls) will not exceed                          Leverage
10% of a HighMark Equity Fund's net assets at the time it
purchases the options. Each Equity Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets. The HighMark Fixed
Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting
their portfolio's duration. Each of these Funds will limit their obligations under futures contracts and related options to
no more than 10% of its assets.

HIGH-YIELD/HIGH-RISK/BONDS: Bonds rated below investment             1, 8-9             Credit
grade by the primary rating agencies (e.g., BB or lower by                              Market
Standard & Poor's and Ba or lower by Moody's). These                                    Liquidity
securities are considered speculative and involve greater
risk of loss than investment grade bonds. Also called "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

INSTRUMENT                                                          FUND CODE           RISK TYPE
ILLIQUID SECURITIES: Securities that ordinarily cannot be            1-9                Liquidity
sold within seven business days at the value the Fund                                   Market
has estimated for them. Each Fund may invest up to
15% of its net assets in illiquid securities.

INDEX-BASED SECURITIES: Index-based securities such as               1-7                Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P 500
Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

INVESTMENT COMPANY SECURITIES: Shares of registered                  1-9                Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment
management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or higher          1-9                Market
by Standard & Poor's; Baa or better by Moody's; similarly                               Credit
rated by other nationally recognized rating organizations;
or, if not rated, determined to be of comparably high
quality by the Adviser.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                     1-9                Market
dollar-denominated debt securities with remaining                                       Credit
maturities of one year or less. These may include short-term
U.S. government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations. These securities may carry fixed or variable interest rates.

MORTGAGE-BACKED SECURITIES: Bonds backed by real                     1, 8, 9            Prepayment
estate loans and pools of loans. These include                                          Market
collateralized mortgage obligations (CMOs) and                                          Credit
real estate mortgage investment conduits (REMICs).                                      Regulatory

INSTRUMENT                                                          FUND CODE           RISK TYPE
MUNICIPAL FORWARDS: Forward commitments to purchase                  9                  Market
tax-exempt bonds with a specific coupon to be                                           Leverage
delivered by an issuer at a future date (typically                                      Liquidity
more than 45 days but less than one year). Municipal                                    Credit
forwards are normally used as a refunding mechanism for
bonds that may be redeemed only on a designated future
date. Any Fund that makes use of municipal forwards
will maintain liquid, high-grade securities in a segregated
account in an amount at least equal to the purchase price
of the municipal forward.

MUNICIPAL SECURITIES: Securities issued by a state or                9                  Market
political subdivision to obtain funds for various public                                Credit
purposes. Municipal securities include private activity bonds                           Political
and industrial development bonds, as well as general                                    Tax
obligation bonds, tax anticipation notes, bond anticipation                             Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds:
GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues;
tax increment or tax allocations; housing and special tax, including assessment district and community facilities district
(Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued             3-5, 8, 9          Credit
by supranational agencies that are chartered to promote                                 Foreign Investment
economic development and are supported by various
governments and government agencies.

OPTIONS ON CURRENCIES: A Fund may buy put options and sell           5, 6               Management
covered call options on foreign currencies (traded on U.S. and                          Liquidity
foreign exchanges or over-the-counter markets). A covered call                          Credit
option means the Fund will own an equal amount of the                                   Market
underlying foreign currency. Currency options help a Fund                               Political
manage its exposure to changes in the value of the U.S. dollar                          Leverage
relative to other currencies. If a Fund sells a put option on a                         Foreign Investment
foreign currency, it will establish a segregated account with its Custodian consisting of cash, U.S government securities
or other liquid high-grade bonds in an amount equal to the
amount the Fund would be required to pay if the put is exercised.

INSTRUMENT                                                          FUND CODE           RISK TYPE
PARTICIPATION INTERESTS: Interests in municipal securities from      1, 9               Market
financial institutions such as commercial and investment banks,                         Liquidity
savings and loan associations and insurance companies.                                  Credit
These interests are usually structured as some form of                                  Tax
indirect ownership that allows the Fund to treat the income
from the investment as exempt from federal income tax.
The Fund invests in these interests to obtain credit enhancement on demand features that would be available through direct
ownership of the underlying municipal securities.

PREFERRED STOCKS: Equity securities that generally pay dividends     1-7                Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS: The purchase of a security and                1-9                Market
the simultaneous commitment to return the security to the                               Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                1-9                Market
and the simultaneous commitment to buy the security back                                Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the           1-6, 8, 9          Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of the              1-9                Market
Fund's total assets. In return the Fund will receive                                    Leverage
cash, other securities and/or letters of credit.                                        Liquidity
                                                                                        Credit

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                        9                  Credit
issued by governments and political sub-divisions.                                      Liquidity
                                                                                        Market
                                                                                        Tax

TIME DEPOSITS: Non-negotiable receipts issued by a bank in           1-4, 6-8           Liquidity
exchange for a deposit of money.                                                        Credit
                                                                                        Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment            1-6, 8, 9          Market
growth receipts, and certificates of accrual of Treasury
securities.

UNIT INVESTMENT TRUSTS: A type of investment vehicle,                1-8                Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases a
fixed portfolio of income-producing securities, such as
corporate, municipal, or government bonds, mortgage-backed
securities, or preferred stock. Unit holders receive an
undivided interest in both the principal and the income
portion of the portfolio in proportion to the amount of
capital they invest. The portfolio of securities remains
fixed until all the securities mature and unit holders have
recovered their principal.

INSTRUMENT                                                          FUND CODE           RISK TYPE
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 1-9                Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-9                Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-4, 6-9           Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to                                 Market
a Fund on demand.

WARRANTS: Securities that give the holder the right to buy a         1-7                Market
proportionate amount of common stock at a specified price.                              Credit
Warrants are typically issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1-9                Market
A purchase of, or contract to purchase, securities at a fixed                           Leverage
price for delivery at a future date. The portfolio managers                             Liquidity
of each Fund expect that commitments to enter into forward                              Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.

YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar               1, 8, 9            Market
denominated bonds issued by foreign corporations or                                     Credit
governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are
those issued by supranational entities, such as the World
Bank and European Investment Bank. Canadian bonds are
those issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1, 5, 6, 8, 9      Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and
their maturity value.


GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"-or repay-a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

NOTES

[LOGO] HIGHMARK(R)
       FUNDS
       445 South Figueroa Street, Suite 306
       Los Angeles, CA  90071

       www.highmarkfunds.com

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94104

SUB-ADVISER (GROWTH FUND)
WADDELL & REED INVESTMENT MANAGEMENT COMPANY
6300 Lamar Avenue
Overland Park, KS 66202

SUB-ADVISER (SMALL CAP VALUE FUND)
LSV ASSET MANAGEMENT
200 W. Madison Street
Chicago, IL. 60606

DEUTSCHE ASSET MANAGEMENT
INVESTMENT SERVICES, INC.
1 Appold Street, Broadgate
London EC2A 2UU
United Kingdom

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS MUTUAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230

How to obtain more information:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL: write to us at
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                                                 84823-B (11/01)

EQUITY
FIXED INCOME

FIDUCIARY SHARES

PROSPECTUS




BALANCED FUND

CORE EQUITY FUND

GROWTH FUND

INTERNATIONAL EQUITY FUND

LARGE CAP VALUE FUND

SMALL CAP VALUE FUND

VALUE MOMENTUM FUND

BOND FUND

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND




November 30, 2001

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

[LOGO]Highmark(R) Funds

PROSPECTUS

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of HighMark's Equity and Fixed-Income funds that you should know before investing. Certain Funds also offer additional classes of Shares called Class A, Class B and Class C Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES

EQUITY FUNDS
Balanced Fund                                             2
Core Equity Fund                                          5
Growth Fund                                               8
International Equity Fund                                11
Large Cap Value Fund                                     14
Small Cap Value Fund                                     17
Value Momentum Fund                                      20

FIXED-INCOME FUNDS
Bond Fund                                                23
California Intermediate Tax-Free Bond Fund               26

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS
Choosing a Share Class                                   29
Opening an Account                                       29
Buying Shares                                            30
Selling Shares                                           30
Exchanging Shares                                        30
Transaction Policies                                     30
Dividends and Distributions                              31
Taxes                                                    31
Investor Services                                        32

MORE ABOUT THE HIGHMARK FUNDS
Investment Management                                    32
Financial Highlights                                     34
Investment Practices                                     36
Glossary of Investment Risks                             41

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools Shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.

--------------------------------------------------------------------------------
[AMPERSAND ICON] FUND SUMMARY

[QUOTATIONS ICON] INVESTMENT STRATEGY

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[AT SIGN ICON] PERFORMANCE INFORMATION

[QUESTION MARK ICON] DID YOU KNOW?

[NUMBER SIGN ICON] FUND INFORMATION

[DOLLAR SIGN ICON] FEES AND EXPENSES
--------------------------------------------------------------------------------

HIGHMARK EQUITY FUNDS
BALANCED FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                    To seek capital appreciation and income;
                                   conservation of capital is a secondary
                                   consideration

INVESTMENT FOCUS                   U.S. common stocks and investment grade bonds

PRINCIPAL INVESTMENT STRATEGY      Diversifies across market segments and
                                   investment styles, including value and growth stocks as well as various types of bonds

SHARE PRICE VOLATILITY             Moderate

INVESTOR PROFILE                   Investors seeking the growth potential of
                                   stocks with the diversification value of bonds

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Balanced Fund seeks capital appreciation and income. Conservation of capital is a secondary consideration. To pursue these goals, the Fund normally invests between 50% and 70% of its assets in equity securities, primarily common stocks, and at least 25% of its assets in fixed-income securities, primarily bonds. Within these ranges, the Fund's specific allocation among stocks, bonds and other securities will vary depending on the portfolio managers' assessment of business, economic and market conditions.

The Fund may invest in bonds of various maturities and types, including those issued by U.S. and foreign governments or companies, mortgage-backed securities and asset-backed securities. At least 90% of the bonds will be investment grade at the time the Fund purchases them.

To select bonds for the Fund, the portfolio managers consider such factors as the potential direction of interest rates and the U.S. economy; the outlook for one sector of the bond market versus another; and the value that one bond may represent versus another. They also consider the financial strength of each issuer and the possibility that its credit rating may be upgraded or downgraded. The Fund may continue to hold a bond that has been downgraded if the managers believe it is in Shareholders' best interest to do so.

To choose stocks for the Fund, the portfolio managers focus on companies that are likely to demonstrate superior earnings growth relative to their peers, and which are selling at attractive valuations. As a result, the Fund will invest in a blend of GROWTH STOCKS and VALUE STOCKS. Further, the Fund is diversified over a broad cross section of economic sectors and industries. To help control risk, the managers compare the Fund's economic sector and industry weightings to a broad index, such as the Standard & Poor's 500 Composite Index ("S&P 500 Index"), and normally avoid extreme overweighting or underweighting relative to that index.

The Fund may invest in other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its objective of capital appreciation and income.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page .

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, the longer the average maturity of the Fund's fixed-income portion, the greater its interest rate risk.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

INVESTMENT STYLE RISK: The possibility that the types of securities on which this Fund focuses will underperform other kinds of investments or the overall market.

If the Fund invests in securities with additional risks, its Share-price volatility accordingly could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.

For more information about these risks, please see "Glossary of Investment Risks" on page __.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

      1992      7.10%
      1993     11.05%
      1994     -2.30%
      1995     28.30%
      1996     15.78%
      1997     19.86%
      1998     10.13%
      1999      5.85%
      2000

             BEST QUARTER         WORST QUARTER
                11.32%               -7.23%
              (12/31/98)           (9/30/98)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE S&P 500 INDEX AND THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.


                                                  SINCE CLASS
                            1 YEAR     5 YEARS     INCEPTION
--------------------------------------------------------------------------------
BALANCED FUND(1)
  Fiduciary Shares              %          %          %*

S&P 500 INDEX(2)                %          %          %+

LEHMAN BROTHERS
U.S. AGGREGATE
BOND INDEX(3)                   %          %          %+

(1) Performance data includes the performance of the Stepstone Balanced Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

(2) The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

(3) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

* Since 2/1/91.

+ Since 2/28/91.

                                                                     (CONTINUED)
[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Fiduciary    431114792     HMBAX

[QUESTION MARK ICON] DID YOU KNOW?

VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.

GROWTH STOCKS have a record of achieving consistent earnings and sales growth.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Investment Advisory Fees                                                                                             0.60%
Distribution and/or Service (12b-1) Fees                                                                             0.00%
Other Expenses                                                                                                         %
                                                                                                                     -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                %
Fee Waivers                                                                                                            %
   NET EXPENSES+                                                                                                       %

* Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
Fiduciary Shares          $         $         $          $

CORE EQUITY FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                    To seek long-term capital appreciation

INVESTMENT FOCUS                   U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify companies with strong
                                   earnings growth selling at attractive values

SHARE PRICE VOLATILITY             Moderate to high

INVESTOR PROFILE                   Long-term investors seeking capital
                                   appreciation

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Core Equity Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests at least 65% of its assets in the stocks of U.S. companies with capitalizations similar to the Standard & Poor's 500 Composite Index ("S&P 500 Index").

To choose stocks for the Fund, the portfolio managers focus on companies that are likely to demonstrate superior earnings growth relative to their peers, and whose equities are selling at attractive valuations. As a result, the Fund will invest in a blend of both "growth" and "value" stocks. Further, the Fund is diversified over a broad cross section of economic sectors and industries. To help control risk, the managers compare the Fund's economic sector and industry weightings to a broad index, such as the S&P 500 Index, and normally avoid extreme overweighting or underweighting relative to that index.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund may invest in small capitalization companies but does not expect to invest more than 10% of its assets in such companies.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page __.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of those companies with capitalization similar to those in the S&P 500 Index-may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page __.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund has not been in operation for a full calendar year, the bar chart and table are not shown.

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Fiduciary    431112788     HMCFX

[QUESTION MARK ICON] DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those companies with market capitalizations within the range of those in the S&P 600 Small Cap Index.

MEDIUM CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those in the S&P 400 Mid-Cap Index.

LARGE CAPITALIZATION COMPANIES are those companies with market capitalization within the range of those companies in the S&P 500 Index.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                     0%
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Investment Advisory Fees                                                                                              0.60%
Distribution and/or Service (12b-1) Fees                                                                              0.00%
Other Expenses                                                                                                         %
                                                                                                                      -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                %
Fee Waivers                                                                                                            %
   NET EXPENSES+                                                                                                       %

* Does not include any wire transfer fees, if applicable.

** Other expenses are based on estimated amounts for the current fiscal year.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR   3 YEARS    5 YEARS   10 YEARS
Fiduciary Shares          $         $         $          $

GROWTH FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                    To seek long-term capital appreciation
                                   through investments in equity securities;
                                   current income is incidental

INVESTMENT FOCUS                   U.S. common stocks

PRINCIPAL INVESTMENTS STRATEGY     Seeks to invest in companies offering
                                   above-average growth potential

SHARE PRICE VOLATILITY             Moderate to High

INVESTOR PROFILE                   Long-term investors seeking capital
                                   appreciation

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Growth Fund seeks long-term capital appreciation through investments in equity securities. The production of current income is an incidental objective.

To pursue its primary goal, the Fund invests at least 65% of its assets in equity securities, primarily in the stocks of MEDIUM TO LARGE U.S. GROWTH-ORIENTED COMPANIES that the portfolio managers believe are also financially stable. Growth-oriented companies are those whose earnings are growing at a faster rate than the market as a whole, or have the potential to do so.

The portfolio managers attempt to select securities with appreciation possibilities by looking at many factors. These include:

- the company's market position, product line, technological position and prospects for increased earnings

- the management capability of the company being considered

- the short-term and long-term outlook for the industry being analyzed

- changes in economic and political conditions

The portfolio managers may also analyze the demands of investors for the security relative to its price. Securities may be chosen when the portfolio managers anticipate a development that might have an effect on the value of a security.

In general, the portfolio managers may sell a security if they determine that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. The portfolio managers may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

In addition to those described above, the Fund may invest in other types of securities, including bonds. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 35% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page __.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the kind of stocks on which this Fund focuses-those of medium to large U.S. growth companies-will underperform other types of stock investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page __.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

           1994       -4.88%
           1995       32.40%
           1996       21.56%
           1997       32.02%
           1998       31.76%
           1999       22.10%
           2000

             BEST QUARTER         WORST QUARTER
                25.97%               -14.37%
              (12/31/98)           (9/30/98)

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE S&P 500/BARRA GROWTH INDEX AND THE S&P 500 INDEX.


                                                  SINCE CLASS
                            1 YEAR     5 YEARS     INCEPTION
--------------------------------------------------------------------------------
GROWTH FUND
  Fiduciary Shares              %          %          %*

S&P 500/BARRA
  GROWTH INDEX(1)               %          %          %+

S&P 500 INDEX(2)                %          %          %+


(1) The unmanaged S&P 500/BARRA Growth Index generally reflects the performance of large growth companies in the U.S. stock market.

(2) The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market. The benchmark index for the Growth Fund has changed from the S&P 500 Index to the S&P 500/BARRA Growth Index because the S&P 500/BARRA Growth Index better represents the investment policies of the Fund for comparison purposes.

* Since 11/18/93.

+ Since 11/30/93.

                                                                     (CONTINUED)
[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Fiduciary    431114818     HMGRX

[QUESTION MARK ICON] DID YOU KNOW?

Companies are considered to have a MEDIUM MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index. Companies are considered to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 500 INDEX.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Investment Advisory Fees                                                                                             0.60%
Distribution and/or Service (12b-1) Fees                                                                             0.00%
Other Expenses                                                                                                         %
                                                                                                                     -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                %
Fee Waivers                                                                                                            %
   NET EXPENSES+                                                                                                       %

* Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
Fiduciary Shares          $         $         $          $

INTERNATIONAL EQUITY FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                    To seek long-term capital appreciation by
                                   investing primarily in equity securities of foreign issuers

INVESTMENT FOCUS                   Common stocks of foreign companies

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify reasonably priced
                                   foreign stocks with above-average growth potential

SHARE PRICE VOLATILITY             High

INVESTOR PROFILE                   Investors who want capital appreciation, are
                                   willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers. Normally, at least 65% of the Fund's assets will be invested in the stocks of companies from at least five countries (other than the United States) that are included in the Morgan Stanley Capital International Europe, Australasia, and Far East Index (the "EAFE Index"). The Fund's portfolio managers intend to focus on companies with a market capitalization of more than $100 million.

In selecting investments for the Fund, the portfolio managers may over- or under-weight regions in comparison to the EAFE Index based on the rates of return they expect from various markets. The Fund's regional and individual country weightings may therefore vary from those of the EAFE Index. The portfolio managers will select individual securities for the Fund on the basis of their growth opportunities or undervaluation in relation to other securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. The Fund typically invests in securities that are listed on recognized foreign exchanges, but it may also invest up to 15% of its assets in securities traded in over-the-counter markets. In addition, the Fund may buy AMERICAN DEPOSITORY RECEIPTS (ADRs) and GLOBAL DEPOSITORY RECEIPTS (GDRs), enter into forward foreign currency contracts and invest in options on currencies. The Fund may invest in other investment companies, including closed-end funds that invest in securities from a single country or region.

In addition to those described above, the Fund may invest in other types of securities, including investment grade bonds of U.S. and non-U.S. issuers. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 20% of the Fund's assets in very short-term debt obligations such as money market securities. Such a strategy could make it more difficult for the Fund to achieve its goal.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page __.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES RISK: Investing in foreign markets involves greater risk than investing in the United States. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, incomplete or inaccurate financial information on companies, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of foreign companies-may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page __.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

The performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

           1996        3.25%
           1997       -6.51%
           1998       15.18%
           1999       29.32%
           2000

             BEST QUARTER         WORST QUARTER
                21.44%               -13.77%
              (12/31/99)            (9/30/98)


*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ____%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF ITS BENCHMARK, THE MSCI EAFE INDEX.


                                                          SINCE CLASS
                                    1 YEAR     5 YEARS     INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND(1)
  Fiduciary Shares                       %         %         %*

MSCI-EAFE INDEX(2)                       %         %         %+

(1) Performance data includes the performance of the Stepstone International Equity Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

(2) The unmanaged Morgan Stanley Capital International Europe, Australasia and Far East Index reflects the performance of securities listed on stock exchanges in Europe, Australia and the Far East.

* Since 2/1/95.

+ Since 2/28/95.

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Fiduciary    431114594     HMIQX

[QUESTION MARK ICON] DID YOU KNOW?

AMERICAN DEPOSITORY RECEIPTS (ADRs) and GLOBAL DEPOSITORY RECEIPTS (GDRs) are foreign Shares of a company held by, respectively, a U.S. or a foreign bank that issues a receipt evidencing ownership.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Investment Advisory Fees                                                                                             0.95%
Distribution and/or Service (12b-1) Fees                                                                             0.00%
Other Expenses                                                                                                         %
                                                                                                                     -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                %
Fee Waivers                                                                                                            %
   NET EXPENSES+                                                                                                       %

* Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES          $         $         $          $

LARGE CAP VALUE FUND [FORMERLY, INCOME EQUITY FUND]

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                    To seek total return on investment, with
                                   dividend income as an important component of that return; a secondary goal is a low level of price volatility

INVESTMENT FOCUS                   U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY      Attempts to identify undervalued stocks that
                                   pay high dividends

SHARE PRICE VOLATILITY             Moderate

INVESTOR PROFILE                   Investors seeking capital appreciation
                                   potential with higher current income and lower volatility than the average stock fund

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Large Cap Value Fund seeks total return on investment, with DIVIDEND income as an important component of that return. A secondary goal is to maintain a low level of price volatility.

To pursue its primary goal, the Fund invests mostly in dividend-paying stocks that the managers believe are undervalued or out-of-favor. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. The portfolio managers then use a quantitative stock selection model based on earnings revisions and supplemental valuation measures to narrow the list of stocks to the most attractive. In-depth fundamental research confirms the value characteristics of individual stocks and evaluates the company's future prospects. The companies in which the Fund invests are generally mature, large-capitalization U.S. corporations.

The portfolio managers typically begin to pare down a position when the stock's price/book ratio is above the index average or is at the upper end of the stock's historic range. The portfolio managers may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.

Under normal circumstances, the Fund will invest at least 80% of its assets in LARGE CAPITALIZATION COMPANIES.

The Fund may invest in convertible bonds and other types of securities in addition to those described above. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page ___.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of undervalued, dividend-paying companies will underperform other kinds of investments or market averages.

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page __.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

           1991       30.48%
           1992        9.52%
           1993       12.77%
           1994       -0.60%
           1995       36.27%
           1996       15.73%
           1997       27.29%
           1998       15.12%
           1999        1.68%
           2000

             BEST QUARTER         WORST QUARTER
                16.71%               -14.97%
              (12/31/98)           (9/30/90)

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE S&P 500/BARRA VALUE INDEX AND THE S&P 500 INDEX.


                                                         SINCE CLASS
                           1 YEAR   5 YEARS   10 YEARS    INCEPTION
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND(1)
  Fiduciary Shares             %        %          %         %*

S&P 500/BARRA
  VALUE INDEX(2)               %        %          %         %+

S&P 500 INDEX(3)               %        %          %         %+


(1) Performance data includes the performance of the IRA Fund Income Equity Portfolio for the period prior to its consolidation with the HighMark Large Cap Value Fund (formerly the HighMark Income Equity Fund) on 6/23/88.

(2) The unmanaged S&P 500/BARRA Value Index is generally representative of the performance of large value companies in the U.S. stock markets.

(3) The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market. The benchmark index for the Large Cap Value Fund has changed from the S&P 500 Index to the S&P 500/BARRA Value Index because the S&P 500/BARRA Value Index better represents the investment policies of the Fund for comparison purposes.

* Since 2/9/84.

+ Since 2/29/84.

                                                                     (CONTINUED)
[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Fiduciary    431114206     HMIEX

[QUESTION MARK ICON] DID YOU KNOW?

A DIVIDEND is a distribution of corporate earnings to Shareholders. The amount of the dividend is usually paid quarterly. Dividends must be declared as income in the year they are received.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Investment Advisory Fees                                                                                             0.60%
Distribution and/or Service (12b-1) Fees                                                                             0.00%
Other Expenses                                                                                                         %
                                                                                                                     -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                %
Fee Waivers                                                                                                            %
   NET EXPENSES+                                                                                                       %

* Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES          $         $         $          $

SMALL CAP VALUE FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                    To seek long-term capital appreciation

INVESTMENT FOCUS                   Stocks of small U.S. companies

PRINCIPAL INVESTMENT STRATEGY      Seeks undervalued small company stocks

SHARE PRICE VOLATILITY             Moderate to High

INVESTOR PROFILE                   Risk-tolerant investors seeking high
                                   long-term returns

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Small Cap Value Fund seeks to provide long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of SMALL CAPITALIZATION U.S. companies that the portfolio managers believe are undervalued.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

The Fund's portfolio managers seek companies that they believe are both fundamentally strong and undervalued relative to current market averages and/or the stock's own historic norms. Of these, the portfolio managers favor companies exhibiting positive momentum in their Share price or earnings.

In addition to those described above, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page __.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks compared to those of larger firms.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of small, undervalued U.S. companies-may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page __.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

           1999       20.53%
           2000

             BEST QUARTER         WORST QUARTER
                19.39%               -6.71%
               (6/30/99)            (3/31/99)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE RUSSELL 2000 VALUE INDEX AND THE S&P 600/BARRA VALUE INDEX.


                                                  SINCE CLASS
                                       1 YEAR      INCEPTION
--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
  Fiduciary Shares                         %         %*

RUSSELL 2000 VALUE INDEX(1)                %         %+

S&P 600/BARRA
VALUE INDEX(2)                             %         %+


(1) The unmanaged Russell 2000 Value Index is generally representative of the performance of those small capitalization U.S. companies in the Russell 2000 Index with lower price to book ratios and lower forecasted growth values.

(2) The unmanaged S&P 600/BARRA Value Index is generally representative of the performance of those 600 small capitalization U.S. companies making up the S&P 600 Small Cap Index with a lower price to book ratio. The benchmark index for the Small Cap Value Fund has changed from the S&P 600/BARRA Value Index to the Russell 2000 Value Index because the Russell 2000 Value Index better represents the investment policies of the Fund for comparison purposes.

* Since 9/17/98.

+ Since 9/30/98.

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Fiduciary    431112101     HMSCX

[QUESTION MARK ICON] DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those issued by companies with market capitalizations within the range of those in the Russell 2000 Index.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    FIDUCIARY
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    FIDUCIARY
                                                                                                                     SHARES
Investment Advisory Fees                                                                                             1.00%
Distribution and/or Service (12b-1) Fees                                                                             0.00%
Other Expenses                                                                                                         %
                                                                                                                     -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                %
Fee Waivers                                                                                                            %
   NET EXPENSES+                                                                                                       %

* Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:          ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES          $         $         $          $

VALUE MOMENTUM FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                    To seek long-term capital growth; current
                                   income is a secondary objective

INVESTMENT FOCUS                   U.S. common stocks

PRINCIPAL INVESTMENT STRATEGY      Seeks undervalued stocks showing signs of
                                   improved momentum

SHARE PRICE VOLATILITY             Moderate

INVESTOR PROFILE                   Investors seeking the potential for a
                                   long-term increase in the value of their investment with capital appreciation at potentially lower volatility than the average stock fund

[QUOTATIONS ICON] INVESTMENT STRATEGY

The Value Momentum Fund seeks to provide long-term capital growth with a secondary objective of income. To pursue this goal, the Fund invests primarily in U.S. stocks that the portfolio managers believe are undervalued.

The portfolio managers emphasize a value-oriented approach to selecting stocks for the Fund's portfolio. They first identify stocks that they believe are undervalued relative to the market and to their own historic valuations. The portfolio managers then screen these stocks for positive price or earnings momentum. The Fund generally will invest in companies with a MEDIUM TO LARGE MARKET CAPITALIZATION and a majority of them will pay dividends.

In addition to U.S. common stocks, the Fund may invest in other types of securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers may invest more than 35% of the Fund's assets in very short-term bonds called money market securities. In these and other cases, the Fund may not achieve its total return and income objectives.

For a description of the securities the Fund invests in, please see "Investment Practices" on page __.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of either rising or falling prices. The value of your investment will tend to go up or down in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses-the stocks of mid-size to large undervalued U.S. companies-may underperform other kinds of investments or the market as a whole.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page __.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

           1992        9.37%
           1993       12.58%
           1994       -1.93%
           1995       38.75%
           1996       25.64%
           1997       30.72%
           1998        9.72%
           1999       12.73%
           2000

             BEST QUARTER         WORST QUARTER
                18.05%               -14.00%
              (12/31/98)            (9/30/98)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE S&P 500 INDEX.


                                                  INCEPTION
                            1 YEAR     5 YEARS    SINCE CLASS
--------------------------------------------------------------------------------
VALUE MOMENTUM FUND(1)
  Fiduciary Shares               %         %         %*

S&P 500 INDEX(2)                 %         %         %+

(1) Performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

(2) The unmanaged S&P 500 Index is generally representative of the performance of large companies in the U.S. stock market.

* Since 2/1/91.

+ Since 2/28/91.
                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Fiduciary    431114677     HMVMX

[QUESTION MARK ICON] DID YOU KNOW?

Companies are considered to have a MEDIUM MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 400 Mid-Cap Index.

Companies are considered to have a LARGE MARKET CAPITALIZATION if their capitalization is within the range of those companies in the S&P 500 Index.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    FIDUCIARY
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Investment Advisory Fees                                                                                             0.60%
Distribution and/or Service (12b-1) Fees                                                                             0.00%
Other Expenses                                                                                                         %
                                                                                                                     -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                %
Fee Waivers                                                                                                            %
   NET EXPENSES+                                                                                                       %

* Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES          $         $         $          $

HIGHMARK FIXED-INCOME FUNDS
BOND FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                    To seek total return through investments in
                                   fixed-income securities

INVESTMENT FOCUS                   U.S. government obligations, corporate debt
                                   securities, mortgage and other asset- backed securities

PRINCIPAL INVESTMENT STRATEGY      Focuses on sectors of the bond market that
                                   the portfolio managers believe are
                                   undervalued

SHARE PRICE VOLATILITY             Moderate

INVESTOR PROFILE                   Investors willing to accept the risk of a
                                   moderate amount of fluctuation in the value of their investment for the benefit of a higher total return potential

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Bond Fund seeks to provide total return through investments in fixed-income securities. To pursue this goal, the Fund invests primarily in bonds which include:

- Debt obligations issued or guaranteed by the U.S. government or its agencies.

- Corporate debt securities issued by U.S. or foreign companies that nationally recognized rating agencies such as Moody's or Standard & Poor's recognize as investment-grade.

- Investment-grade bonds backed by the interest and principal payments of various types of mortgages, known as mortgage-backed securities.

- Investment-grade bonds backed by the interest and principal payments on loans for other types of assets, such as automobiles, houses, or credit cards, known as asset-backed securities.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds.

The Fund may also invest up to 10% of its assets in issues which are rated below BBB but have a minimum rating of B by Moody's and/or S&P at the time of investment.

In addition to these, the Fund may invest in other types of debt securities. In an effort to preserve the value of your investment under volatile market conditions, the portfolio managers also may invest more than 20% of the Fund's assets in very short-term investments called money market securities. Such a defensive strategy could make it more difficult for the Fund to achieve its income and total return objectives.

The Fund will maintain an average duration of between 3 and 6 years, which the managers expect to be within one year of the duration of the Lehman Brothers Aggregate Bond Index.

The portfolio managers consider several factors when selecting securities for the Fund's portfolio, including:

- An assessment of the future level of interest rates and inflation

- Expectations for U.S. and global economic growth

- Relative yields among securities in various market sectors

- The yield to maturity, quality, liquidity and capital appreciation potential of individual securities

The Fund managers also consider the current state of a bond's issuer and the possibility that an improvement or deterioration in its financial health may result in, respectively, an upgrade or downgrade of the issuer's credit rating. The portfolio managers may continue to hold a bond that has been downgraded if they believe it is in the best interest of the Fund's Shareholders.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page __.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be prepaid. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page __.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

           1991       12.24%
           1992        8.37%
           1993        7.50%
           1994       -3.94%
           1995       18.74%
           1996        2.47%
           1997        9.20%
           1998        8.38%
           1999       -1.82%
           2000

             BEST QUARTER         WORST QUARTER
                 6.25%               -2.82%
               (6/30/95)           (3/31/94)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX.


                                                    SINCE CLASS
                         1 YEAR  5 YEARS  10 YEARS   INCEPTION
--------------------------------------------------------------------------------
BOND FUND(1)
  Fiduciary Shares          %        %        %          %*

LEHMAN BROTHERS
U.S. AGGREGATE
BOND INDEX(2)               %        %        %          %+

(1) Performance data includes the performance of the IRA Fund Bond Portfolio for the period prior to its consolidation with the HighMark Bond Fund on 6/23/88.

(2) The unmanaged Lehman Brothers U.S. Aggregate Bond Index is generally representative of the bond market as a whole.

* Since 2/15/84.

+ Since 2/29/84.

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Fiduciary    431114305     HMBDX

[QUESTION MARK ICON] DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a Fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, noninvestment grade bonds are typically less sensitive to interest rates than investment grade bonds.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    FIDUCIARY
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    FIDUCIARY
                                                                                                                     SHARES
Investment Advisory Fees                                                                                             0.50%
Distribution and/or Service (12b-1) Fees                                                                             0.00%
Other Expenses                                                                                                         %
                                                                                                                    ------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                %
Fee Waivers                                                                                                            %
   NET EXPENSES+                                                                                                       %

* Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares: ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
FIDUCIARY SHARES          $         $         $          $

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                    To seek high current income that is exempt
                                   from federal and California state income taxes

INVESTMENT FOCUS                   California municipal securities

PRINCIPAL INVESTMENT STRATEGY      Invests primarily in investment grade
                                   California municipal securities

SHARE PRICE VOLATILITY             Low to Moderate

INVESTOR PROFILE                   California residents seeking income exempt
                                   from federal and state Income taxes

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark California Intermediate Tax-Free Bond Fund seeks high current income that is exempt from federal and State of California income taxes. To pursue this goal, the Fund invests primarily in INVESTMENT-GRADE MUNICIPAL BONDS and notes that are tax-exempt in California.

Under normal circumstances, the Fund will invest at least 80% of its assets in bonds the income from which is exempt from both federal and California income tax. This policy is fundamental and cannot be changed without shareholder approval.

Although the Fund will invest primarily in California municipal bonds, it may also invest in municipal bonds from other states, territories and possessions of the United States if the income from these bonds is exempt from U.S. federal income taxes. In addition, the Fund may invest in Shares of money market funds and other investment companies that have similar investment objectives.

Under certain conditions, the Fund may temporarily invest more than 20% of its assets in bonds not exempt from federal or California state taxes, which would make it more difficult for the Fund to achieve its goals. Investors who may be subject to the alternative minimum tax (AMT) should note that the portfolio managers will invest at least 80% of the Fund's assets in bonds that pay interest exempt from the AMT under normal circumstances.

In selecting bonds for the Fund's portfolio, the portfolio managers consider factors such as:

- The potential direction of interest rate changes.

- Their expectations for the U.S. economy in general and California's economy in particular.

- The credit rating and stability of the issuers.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page __.


[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

CREDIT RISK: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.

PREPAYMENT/CALL RISK: If a significant number of the mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid". Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates. Rapid changes in prepayment and call rates can cause bond prices and yields to be volatile.

If the Fund invests in securities with additional risks, its Share-price volatility accordingly could be greater and its performance lower. The Fund may trade securities actively, which could increase its transaction costs and thereby lower its performance.

For more information about these risks, please see "Glossary of Investment Risks" on page __.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

       1994       -8.33%
       1995       18.64%
       1996        4.26%
       1997        7.49%
       1998        6.43%
       1999       -0.66%
       2000

             BEST QUARTER         WORST QUARTER
                 8.84%               -6.76%
               (3/31/95)           (3/31/94)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00 TO THOSE OF THE LEHMAN BROTHERS 7-YEAR BOND INDEX.


                                                  SINCE CLASS
                            1 YEAR     5 YEARS     INCEPTION
--------------------------------------------------------------------------------
CALIFORNIA
INTERMEDIATE TAX-FREE
BOND FUND(1)
  Fiduciary Shares               %         %          %*

LEHMAN BROTHERS
7-YEAR MUNICIPAL
BOND INDEX(2)                    %         %          %+

(1) Performance data includes the performance of the Stepstone California Intermediate Tax-Free Bond Fund for the period prior to its consolidation with the HighMark California Intermediate Tax-Free Bond Fund on 4/25/97.

(2) The unmanaged Lehman Brothers 7-Year Municipal Bond Index comprises intermediate-term, investment grade tax-exempt bonds with maturities.

* Since 10/15/93.

+ Since 10/31/93.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           ---------------------------------
           Fiduciary    431114644     HMITX

[QUESTION MARK ICON] DID YOU KNOW?

One of the most significant factors affecting the performance of a bond fund is the rise and fall of interest rates. When interest rates rise, a bond's value generally declines. When interest rates fall, its value generally increases. As a result, the greater a Fund's exposure to interest rates, the greater its risk and return potential.

DURATION is an indication of how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a fund's duration, the more dramatically it will react to interest rate fluctuations and the greater its long-term risk/return potential. Due to their high yields, noninvestment grade bonds are typically less sensitive to interest rates than investment grade bonds.

MUNICIPAL BONDS are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things. Additionally, the Fund will invest at least 80% of its assets in investment-grade bonds.

INVESTMENT-GRADE BONDS are generally those whose issuers are considered to have fairly solid financial health by nationally recognized rating agencies such as Standard & Poor's.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                                    0%
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   FIDUCIARY
                                                                                                                     SHARES
Investment Advisory Fees                                                                                             0.50%
Distribution and/or Service (12b-1) Fees                                                                             0.00%
Other Expenses                                                                                                         %
                                                                                                                   -------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                %
Fee Waivers                                                                                                            %
   NET EXPENSES+                                                                                                       %

* Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Fiduciary Shares:          ___%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                           1 YEAR   3 YEARS     5 YEARS    10 YEARS
FIDUCIARY SHARES              $        $           $           $

SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares.

FIDUCIARY SHARES

- No sales charge.

- No Distribution (12b-1) fees.

- Available only to the following investors and accounts:

- Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

- Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

- Investors who currently own Shares of a HighMark Equity or Fixed Income Fund that they purchased prior to June 20, 1994 within an account registered in their name with the Funds;

- Current and retired trustees of the HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

- Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

- Retirement and other benefit plans sponsored by governmental entities; and

- Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $1,000,000 per Fund.

FOR THE ACTUAL PAST EXPENSES OF THE FIDUCIARY SHARES, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

THE FUNDS ALSO OFFER CLASS A, CLASS B AND CLASS C SHARES (COLLECTIVELY RETAIL SHARES). EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OR UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

OPENING AN ACCOUNT

1. Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

   - INITIAL PURCHASE:             $1,000 for each Fund

                                   $250 for current and retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

   - ADDITIONAL PURCHASES:         $100 for each Fund

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

SELLING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

- Call us or contact your financial representative to request an exchange.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- you are selling more than $5,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND: The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES: Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES: You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the "new Fund"), provided that you:

- Are qualified to invest in the new Fund.

- Satisfy the initial and additional investment minimums for the new Fund.

- Invest in the same Share class in the new Fund as you did in the previous
  Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

   [DIVIDED BY] Total number of the Fund's Shares outstanding

   = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Fund as of the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time (1:00 p.m. Pacific time), every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, the number of Shares you receive is based on the net asset value next determined after we receive your order. When you sell Shares, the amount of your proceeds are based on the net asset value next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received your order and/or payment.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. Each of the HighMark Funds declares and pays income dividends monthly, with the exception of the Small Cap Value Fund and International Equity Fund, which declare and pay income dividends periodically. The Funds distribute any net capital gains they have realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND: The Fund's portfolio managers expect that virtually all of the income the California Intermediate Tax-Free Fund generates will be exempt from federal and California state personal income taxes. If, however, you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase federal taxation of such benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, Shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.


To participate in SWP, you must:

- Have at least $5,000 in your HighMark Fund(s) account.

- Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a signature guarantee).

MORE ABOUT HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2000, UnionBanCal Corporation and its subsidiaries had approximately $__ billion in consolidated assets. As of the same date, HighMark Capital Management had over $__ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

FUND                                         % OF NET ASSETS
Bond Fund                                          0.50%
California Intermediate Tax-Free Bond Fund         0.20%
Balanced Fund                                      0.60%
Core Equity Fund                                   0.60%
Growth Fund                                        0.60%
International Equity Fund                          0.95%*
Large Cap Value Fund                               0.60%
Value Momentum Fund                                0.60%
Small Cap Value Fund                               1.00%*


*A portion of the management fee is used to pay the Fund's sub-adviser.

SUB-ADVISERS

GROWTH FUND. Waddell & Reed Investment Management Company ("WRIMCO") serves as the sub-adviser to the Growth Fund. Under an investment sub-advisory agreement between WRIMCO and HighMark Capital Management, WRIMCO makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

WRIMCO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Kansas corporation. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. a Delaware corporation, which, in turn, is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc. a Missouri corporation. Waddell & Reed Financial Services, Inc. is a wholly owned subsidiary of Waddell & Reed Financial, Inc. ("Waddell & Reed"), a Delaware corporation and publicly held company. As of September 30, 2001, WRIMCO managed over $__ billion in assets.

INTERNATIONAL EQUITY FUND. Deutsche Asset Management Investment Services, Ltd. ("Deutsche") serves as the sub-adviser to the International Equity Fund. Under an investment sub-advisory agreement between Deutsche and HighMark Capital Management, Deutsche makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of the HighMark Funds.

Deutsche was originally founded in 1972 as Morgan Grenfell Investment Services Limited and managed approximately $__ billion in assets as of September 30, 2001. Deutsche is located at One Appold Street, London, England. Deutsche provides investment advice primarily to U.S. and Canadian institutional investors. Deutsche is wholly owned by Deutsche Asset Management Group Limited, which in turn is wholly owned by Deutsche Morgan Grenfell Group PLC ("DMG"), an investment holding company. DMG is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment-banking group. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail and commercial banking, investment banking and insurance.

SMALL CAP VALUE FUND. LSV Asset Management ("LSV") serves as sub-adviser to the Small Cap Value Fund. Under an investment sub-advisory agreement between LSV and HighMark Capital Management, LSV makes day-to-day investment decisions for the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

LSV is a registered investment adviser organized as a Delaware partnership. The general partners of LSV have developed quantitative value analysis methodology and software, which has been used to manage assets over the past 7 years. As of September 30, 2001, LSV had approximately $___ billion in assets under management.

PORTFOLIO MANAGERS

All investment decisions for the HighMark Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

HIGHMARK FUNDS

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by _________________, or other independent accountants, as noted in __________________ report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.


                                                   INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                            ------------------------------------------------------------------------
                                                                        NET
                                                                     REALIZED
                                               NET                      AND                                   NET
                                              ASSET                 UNREALIZED                               ASSET
                                             VALUE,        NET      GAIN (LOSS)      NET                    VALUE,
                                            BEGINNING   INVESTMENT      ON        INVESTMENT    CAPITAL       END         TOTAL
                                            OF PERIOD    INCOME     INVESTMENTS     INCOME       GAINS     OF PERIOD     RETURN
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                          $17.21       0.431       (0.077)      (0.426)      (1.398)     $15.74       2.28%
1999                                           16.73       0.428        1.172       (0.436)      (0.684)      17.21       9.96%
1998                                           16.46       0.446        0.724       (0.458)      (0.442)      16.73       7.31%
For the six month period ended July 31,:
1997                                          $15.04       0.228        1.712       (0.228)      (0.290)     $16.46      13.35%
For the years ended January 31,:
1997                                          $13.92       0.422        1.699       (0.409)      (0.595)     $15.04      16.30%
CORE EQUITY FUND
FIDUCIARY SHARES
For the period ended July 31,:
2001
2000 (1)                                      $10.00       0.012       (0.243)      (0.009)          --       $9.76      (2.31)%+
GROWTH FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                          $18.39          --        2.030           --       (1.800)     $18.62      11.13%
1999                                           16.92      (0.018)       2.759           --       (1.271)      18.39      17.24%
1998                                           17.36       0.017        3.108       (0.333)      (3.532)      16.92      22.59%
1997                                           12.58       0.057        5.773       (0.053)      (0.996)      17.36      48.54%
INTERNATIONAL EQUITY FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                          $39.38       0.146        4.298       (0.277)      (0.297)     $43.25      11.21%
1999                                           37.32       0.210        1.982       (0.132)          --       39.38       5.90%
1998                                           38.69       0.767       (1.178)      (0.592)      (0.367)      37.32      (0.82)%
For the six month period ended July 31,:
1997                                          $34.52       0.212        3.958           --           --      $38.69      12.08%
For the years ended January 31,:
1997                                          $37.49       0.220       (0.965)      (0.812)      (1.416)     $34.52      (2.14)%
LARGE CAP VALUE FUND
(FORMERLY INCOME EQUITY FUND)
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                          $17.78       0.227       (1.864)      (0.228)      (3.565)     $12.35      (9.67)%
1999                                           17.92       0.247        2.072       (0.249)      (2.206)      17.78      14.23%
1998                                           18.21       0.305        1.486       (0.302)      (1.776)      17.92      10.79%
1997                                           14.27       0.372        5.019       (0.368)      (1.083)      18.21      40.13%

                                                                                                              RATIO OF
                                                                                RATIO         RATIO OF     NET INVESTMENT
                                                   NET                       OF EXPENSES        NET          INCOME TO
                                                 ASSETS,         RATIO        TO AVERAGE     INVESTMENT       AVERAGE
                                                   END        OF EXPENSES     NET ASSETS       INCOME        NET ASSETS    PORTFOLIO
                                                OF PERIOD      TO AVERAGE     EXCLUDING      TO AVERAGE      EXCLUDING     TURNOVER
                                                  (000)        NET ASSETS    FEE WAIVERS     NET ASSETS     FEE WAIVERS      RATE
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                             $401,742         0.92%          1.09%           2.65%          2.48%        25%
1999                                              451,411         0.92%          1.09%           2.60%          2.43%        34%
1998                                              448,783         0.91%          1.08%           2.67%          2.50%        22%
For the six month period ended July 31,:
1997                                             $400,442         0.83%*         0.98%*          2.99%*         2.85%*       10%
For the years ended January 31,:
1997                                             $307,531         0.79%          0.79%           3.48%          3.48%        27%
CORE EQUITY FUND
FIDUCIARY SHARES
For the period ended July 31,:
2001
2000 (1)                                         $ 34,210         0.92%*         1.09%*          1.21%*         1.04%        3%
GROWTH FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                             $722,376         0.92%          1.09%          (0.32)%        (0.49)%       67%
1999                                              738,548         0.90%          1.09%          (0.14)%        (0.33)%       52%
1998                                              499,060         0.91%          1.08%           0.08%         (0.09)%       67%
1997                                              297,879         0.92%          1.24%           0.39%          0.07%       118%
INTERNATIONAL EQUITY FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                             $121,581         1.43%          1.63%           0.32%          0.12%        49%
1999                                              108,537         1.36%          1.63%           0.42%          0.15%        87%
1998                                               91,970         1.34%          1.61%           0.71%          0.44%        72%
For the six month period ended July 31,:
1997                                             $ 52,467         1.22%*         1.41%*          1.16%*         0.97%*       18%
For the years ended January 31,:
1997                                             $ 46,373         1.18%          1.28%           0.60%          0.50%        29%
LARGE CAP VALUE FUND
(FORMERLY INCOME EQUITY FUND)
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                             $290,327         0.89%          1.10%           1.61%          1.40%        97%
1999                                              628,839         0.88%          1.09%           1.43%          1.22%        71%
1998                                              670,298         0.92%          1.09%           1.63%          1.45%        69%
1997                                              352,725         0.99%          1.21%           2.39%          2.17%        46%


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

* Annualized
(1) Commenced operations on May 31, 2000.
+ Total return is for the period indicated and has not been annualized.

                                                   INVESTMENT ACTIVITIES                     DISTRIBUTIONS
                                            ------------------------------------------------------------------------
                                                                        NET
                                                                     REALIZED
                                               NET                      AND                                   NET
                                              ASSET                 UNREALIZED                               ASSET
                                             VALUE,        NET      GAIN (LOSS)      NET                    VALUE,
                                            BEGINNING   INVESTMENT      ON        INVESTMENT    CAPITAL       END         TOTAL
                                            OF PERIOD    INCOME     INVESTMENTS     INCOME       GAINS     OF PERIOD     RETURN
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
FIDUCIARY SHARES
For the period ended July 31,:
2001
2000                                          $12.55       0.202       1.746        (0.251)++    (0.637)     $13.53       16.43%
1999(1)                                        10.00       0.018       2.536        (0.004)          --       12.55       25.54%+
VALUE MOMENTUM FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                          $29.56       0.256       1.002        (0.255)      (1.463)     $29.10        4.47%
1999                                           27.31       0.315       3.117        (0.318)      (0.866)      29.56       13.08%
1998                                           25.48       0.332       2.003        (0.341)      (0.164)      27.31        9.22%
For the six month period ended July 31,:
1997                                          $21.57       0.132       3.955        (0.176)          --      $25.48       19.06%
For the years ended January 31,:
1997                                          $18.05       0.436       4.371        (0.438)      (0.848)     $21.57       27.33%
BOND FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                          $10.39       0.625      (0.139)       (0.626)          --      $10.25        4.86%
1999                                           10.81       0.605      (0.426)       (0.600)          --       10.39        1.60%
1998                                           10.67       0.615       0.150        (0.627)          --       10.81        7.41%
1997                                           10.23       0.628       0.421        (0.609)          --       10.67       10.59%
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
FIDUCIARY SHARES
2001
2000                                          $ 9.96       0.441       0.008        (0.439)          --       $9.97        4.68%
1999                                           10.04       0.438      (0.086)       (0.436)          --        9.96        3.54%
1998                                           10.01       0.457       0.008        (0.435)          --       10.04        4.75%
For the six month period ended July 31,:
1997                                          $ 9.76       0.206       0.256        (0.215)          --      $10.01        4.84%
For the years ended January 31,:
1997                                          $ 9.85       0.430      (0.078)       (0.442)          --       $9.76        3.72%

                                                                                                              RATIO OF
                                                                                RATIO         RATIO OF     NET INVESTMENT
                                                   NET                       OF EXPENSES        NET          INCOME TO
                                                 ASSETS,         RATIO        TO AVERAGE     INVESTMENT       AVERAGE
                                                   END        OF EXPENSES     NET ASSETS       INCOME        NET ASSETS    PORTFOLIO
                                                OF PERIOD      TO AVERAGE     EXCLUDING      TO AVERAGE      EXCLUDING     TURNOVER
                                                  (000)        NET ASSETS    FEE WAIVERS     NET ASSETS     FEE WAIVERS      RATE
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
FIDUCIARY SHARES
For the period ended July 31,:
2001
2000                                             $134,616         1.34%          1.51%           0.69%          0.52%        57%
1999(1)                                            80,423         1.54%*         1.71%*          0.28%*         0.11%*       74%
VALUE MOMENTUM FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                             $619,618         0.90%          1.09%           0.88%          0.69%         3%
1999                                              843,316         0.81%          1.09%           1.15%          0.87%         9%
1998                                              863,627         0.81%          1.08%           1.25%          0.98%         7%
For the six month period ended July 31,:
1997                                             $463,434         0.78%*         0.94%*          1.65%*         1.49%*        1%
For the years ended January 31,:
1997                                             $317,482         0.79%          0.79%           2.26%          2.26%         9%
BOND FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                             $342,388         0.75%          1.01%           6.06%          5.80%        27%
1999                                              334,900         0.75%          1.01%           5.69%          5.43%        39%
1998                                              206,125         0.75%          1.02%           5.86%          5.60%        16%
1997                                               71,571         0.85%          1.42%           6.11%          5.54%        14%
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
FIDUCIARY SHARES
2001
2000                                             $139,098         0.44%          1.01%           4.45%          3.88%        10%
1999                                              149,365         0.45%          1.02%           4.29%          3.72%        11%
1998                                              157,062         0.42%          1.04%           4.46%          3.84%        23%
For the six month period ended July 31,:
1997                                             $ 11,292         0.21%*         0.91%*          4.56%*         3.85%*        5%
For the years ended January 31,:
1997                                             $  7,435         0.20%          0.85%           4.69%          4.04%         6%


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

* Annualized
(1) Commenced operations on September 17, 1998.
++ Includes a 0.037 distribution in excess of net investment income.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE
Balanced Fund                                                        1
Core Equity Fund                                                     2
Growth Fund                                                          3
Large Cap Value Fund                                                 4
International Equity Fund                                            5
Value Momentum Fund                                                  6
Small Cap Value Fund                                                 7
Bond Fund                                                            8
California Intermediate Tax-Free Bond Fund                           9


INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE LOANS (ARMSs): Loans in a                   1, 8               Pre-payment
mortgage pool which provide for a fixed initial mortgage                                Market
interest rate for a specified period of time, after which the rate                      Credit
may be subject to periodic adjustments.                                                 Regulatory

AMERICAN DEPOSITORY RECEIPTS (ADRs): ADRs                            1-7                Market
are foreign Shares of a company held by a U.S.                                          Political
bank that issues a receipt evidencing ownership.                                        Foreign Investment
ADRs pay dividends in U.S. dollars.

ASSET-BACKED SECURITIES: Securities backed by company                1, 3, 8, 9         Pre-payment
receivables, home equity loans, truck and auto loans,                                   Market
leases, credit card receivables and other securities backed                             Credit
by other types of receivables or assets.                                                Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts               1-4, 6-8           Credit
drawn on and accepted by a commercial bank. They generally                              Liquidity
have maturities of six months or less.                                                  Market

BONDS: Interest-bearing or discounted government or corporate        1, 3, 6, 8, 9      Market
Market securities that obligate the issuer to pay the                                   Credit
bondholder Credit a specified sum of money, usually at
specific intervals, and to repay the principal amount of the loan at maturity.

CALL AND PUT OPTIONS: A call option gives the buyer the              1-7                Management
right to buy, and obligates the seller of the option to                                 Liquidity
sell, a security at a specified price. A put option gives                               Credit
the buyer the right to sell, and obligates the seller of the                            Market
option to buy, a security at a specified price. The Funds                               Leverage
will sell only covered call options.

CERTIFICATES OF DEPOSIT: Negotiable instruments                      1-8                Market
with a stated maturity.                                                                 Credit
                                                                                        Liquidity

INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                   1-9                Credit
promissory notes issued by corporations and other entities.                             Liquidity
Their maturities generally vary from a few days to nine months.                         Market

COMMON STOCK: Shares of ownership of a company.                      1-7                Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that                1-7                Market
convert to common stock.                                                                Credit

DEMAND NOTES: Securities that are subject to puts and                1-4, 6, 8, 9       Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.

DERIVATIVES: Instruments whose value is derived from                 1-9                Management
an underlying contract, index or security, or any                                       Market
combination thereof, including futures, options                                         Credit
(e.g., put and calls), options on futures, swap                                         Liquidity
agreements, and some mortgage-backed securities.                                        Leverage

FOREIGN SECURITIES: Stocks issued by foreign companies including     3-7                Market
ADRs and Global Depository Receipts (GDRs), as well as                                  Political
Commercial paper of foreign issuers and obligations of foreign                          Foreign Investment
governments, companies, banks, overseas branches of U.S. banks                          Liquidity
or supranational entities.

FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                 5, 6               Management
purchase or sell a specific amount of a currency at a fixed                             Liquidity
future date and price set by the parties involved at the time                           Credit
the contract is negotiated.                                                             Market
                                                                                        Political
                                                                                        Leverage
                                                                                        Foreign Investment

FUTURES AND RELATED OPTIONS: A contract providing for the            1-9                Management
future sale and purchase of a specific amount of a specific                             Market
security, class of securities, or index at a specified time in                          Credit
the future and at a specified price. The aggregate value                                Liquidity
of options on securities (long puts and calls) will not exceed                          Leverage
10% of a HighMark Equity Fund's net assets at the time it
purchases the options. Each Equity Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets. The HighMark Fixed
Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting
their portfolio's duration. Each of these Funds will limit their obligations under futures contracts and related options
to no more than 10% of its assets.

HIGH-YIELD/HIGH-RISK/BONDS: Bonds rated below investment             1, 8-9             Credit
grade by the primary rating agencies (e.g., BB or lower by                              Market
Standard & Poor's and Ba or lower by Moody's). These securities                         Liquidity
areconsidered speculative and involve greater risk of loss than investment grade bonds. Also called "lower rated bonds,"
"noninvestment grade bonds" and "junk bonds."

INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
ILLIQUID SECURITES: Securities that ordinarily cannot be             1-9                Liquidity
sold within seven business days at the value the Fund                                   Market
has estimated for them. Each Fund may invest up to
15% of its net assets in illiquid securities.

INDEX-BASED SECURITIES: Index-based securities such as               1-7                Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index. Index- based securities
entitle a holder to receive proportionate quarterly cash
distributions corresponding to the dividends that accrue to
the index stocks in the underlying portfolio, less trust
expenses.

INVESTMENT COMPANY SECURITIES: Shares of registered                  1-9                Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund may
not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10% of its assets in the Shares of other registered investment
companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that
investment company, which are in addition to the management
fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or higher          1-9                Market
by Standard & Poor's; Baa or better by Moody's; similarly                               Credit
rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by the Adviser.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                     1-9                Market
dollar-denominated debt securities with remaining maturities                            Credit
of one year or less. These may include short-term U.S.
government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations. These securities may carry fixed or variable interest rates.

MORTGAGE-BACKED SECURITIES: Bonds backed by real                     1, 8, 9            Prepayment
estate loans and pools of loans. These include                                          Market
collateralized mortgage obligations (CMOs) and                                          Credit
real estate mortgage investment conduits (REMICs).                                      Regulatory

INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
MUNICIPAL FORWARDS: Forward commitments to                           9                  Market
purchase tax-exempt bonds with a specific coupon                                        Leverage
to be delivered by an issuer at a future date (typically                                Liquidity
more than 45 days but less than one year). Municipal                                    Credit
forwards are normally used as a refunding mechanism for
bonds that may be redeemed only on a designated future
date. Any Fund that makes use of municipal forwards
will maintain liquid, high-grade securities in a segregated
account in an amount at least equal to the purchase price
of the municipal forward.

MUNICIPAL SECURITIES: Securities issued by a state or                9                  Market
political subdivision to obtain funds for various public                                Credit
purposes. Municipal securities include private activity bonds                           Political
and industrial development bonds, as well as general                                    Tax
obligation bonds, tax anticipation notes, bond anticipation                             Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds:
GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued             3-5, 8, 9          Credit
by supranational agencies that are chartered to promote                                 Foreign Investment
economic development and are supported by various
governments and government agencies.

OPTIONS ON CURRENCIES: A Fund may buy put options and sell           5                  Management
covered call options on foreign currencies (traded on U.S. and                          Liquidity
foreign exchanges or over-the-counter markets). A covered call                          Credit
option means the Fund will own an equal amount of the underlying                        Market
foreign currency. Currency options help a Fund manage its                               Political
exposure to changes in the value of the U.S. dollar relative                            Leverage
to other currencies. If a Fund sells a put option on a                                  Foreign
foreign currency, it will establish a Investment segregated
account with its Custodian consisting of cash, U.S.
government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
PARTICIPATION INTERESTS: Interests in municipal                      1, 9               Market
securities from financial institutions such                                             Liquidity
as commercial and investment banks, savings and loan                                    Credit
associations and insurance companies. These interests                                   Tax
are usually structured as some form of indirect ownership
that allows the Fund to treat the income from the
investment as exempt from federal income tax. The Fund
invests in these interests to obtain credit enhancement on
demand features that would be available through direct
ownership of the underlying municipal securities.

PREFERRED STOCKS: Equity securities that generally pay dividends     1-7                Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS: The purchase of a security and                1-9                Market
the simultaneous commitment to return the security to                                   Leverage
the seller at an agreed upon price on an agreed upon
date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                1-9                Market
and the simultaneous commitment to buy the security back                                Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the           1-6, 8, 9          Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of the              1-9                Market
Fund's total assets. In return the Fund will receive                                    Leverage
cash, other securities and/or letters of credit.                                        Liquidity
                                                                                        Credit

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                        9                  Credit
issued by governments and political sub-divisions.                                      Liquidity
                                                                                        Market
                                                                                        Tax

TIME DEPOSITS: Non-negotiable receipts issued by a                   1-4, 6-8           Liquidity
bank in exchange for a deposit of money.                                                Credit
                                                                                        Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment            1-6, 8, 9          Market
growth receipts, and certificates of accrual of Treasury
securities.

UNIT INVESTMENT TRUSTS: A type of investment vehicle,                1-8                Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases a
fixed portfolio of income-producing securities, such as
corporate, municipal, or government bonds, mortgage-backed
securities, or preferred stock. Unit holders receive an
undivided interest in both the principal and the income
portion of the portfolio in proportion to the amount of
capital they invest. The portfolio of securities remains
fixed until all the securities mature and unit holders have
recovered their principal.

INSTRUMENT                                                           FUND CODE          RISK TYPE
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 1-6, 8, 9          Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-9                Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-4, 6-9           Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to                                 Market
a Fund on demand.

WARRANTS: Securities that give the holder the right to buy a         1-7                Market
proportionate amount of common stock at a specified price.                              Credit
Warrants are typically issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase           1-9                Market
of, or contract to purchase, securities at a fixed                                      Leverage
price for delivery at a future date. The portfolio managers                             Liquidity
of each Fund expect that commitments to enter into forward                              Credit
commitments or purchase when-issued securities will not exceed
25% of the Fund's total assets.

YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar               1, 8, 9            Market
denominated bonds issued by foreign corporations or                                     Credit
governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are
those issued by supranational entities, such as the World
Bank and European Investment Bank. Canadian bonds are those
issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1, 5, 6, 8, 9      Credit debt
that pay no interest, but are issued at a discount from                                 Market
their value at maturity. When held to maturity, their                                   Zero Coupon
entire return equals the difference between their issue
price and their maturity value.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the Funds' holdings may fluctuate, as will the value of your investment in the Funds. Certain types of investments and funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in a fund's average maturity will make it more sensitive to interest rate risk.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
NOTES

[LOGO] HIGHMARK(R) FUNDS
445 South Figueroa Street, Suite 306
Los Angeles, CA  90071

www.highmarkfunds.com




HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94104

SUB-ADVISER (GROWTH FUND)
WADDELL & REED INVESTMENT MANAGEMENT COMPANY
6300 Lamar Avenue
Overland Park, KS 66202

SUB-ADVISER (SMALL CAP VALUE FUND)
LSV ASSET MANAGEMENT
200 W. Madison Street
Chicago, IL 60606

SUB-ADVISER (INTERNATIONAL EQUITY FUND)
DEUTSCHE ASSET MANAGEMENT
INVESTMENT SERVICES, INC.
1 Appold Street, Broadgate
London EC2A 2UU
United Kingdom

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS MUTUAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL: write to us at
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.


                                                                 84823-A (11/01)

SMALL CAP
GROWTH FUND

RETAIL SHARES

PROSPECTUS


November 30, 2001

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.


[LOGO] HIGHMARK (R)FUNDS

                                                                      PROSPECTUS

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of the HighMark Small Cap Growth Fund that you should know before investing. The Fund also offers a class of Shares called Fiduciary Shares, which are offered in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.


FUND PROFILE
Small Cap Growth Fund                                     2

SHAREOWNER GUIDE--HOW TO INVEST IN THE FUND
Choosing a Share Class                                    5
How Sales Charges Are Calculated                          5
Sales Charge Reductions and Waivers                       6
Fees for Distribution of Shares                           7
Opening an Account                                        7
Buying Shares                                             8
Selling Shares                                            8
Exchanging Shares                                         9
Transaction Policies                                     10
Dividends and Distributions                              10
Taxes                                                    10
Investor Services                                        11

MORE ABOUT THE FUND
Investment Management                                    11
Financial Highlights                                     12
Investment Practices                                     13
Glossary of Investment Risks                             16

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION
The HighMark Small Cap Growth Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio managers invest each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause the Fund to underperform other funds with similar objectives.

[AMPERSAND ICON] FUND SUMMARY

[QUOTATIONS ICON] INVESTMENT STRATEGY

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[AT SIGN ICON] PERFORMANCE INFORMATION

[QUESTION MARK ICON] DID YOU KNOW?

[NUMBER SIGN] FUND INFORMATION

[DOLLAR SIGN] FEES AND EXPENSES

PROSPECTUS
HIGHMARK EQUITY FUNDS
SMALL CAP GROWTH FUND

         FUND SUMMARY
           INVESTMENT GOAL               To seek long-term capital appreciation

           INVESTMENT FOCUS              U.S. common stocks

           PRINCIPAL INVESTMENT STRATEGY Seeks to invest in small U.S. companies offering above-average growth potential

           SHARE PRICE VOLATILITY        Moderate to High

           INVESTOR PROFILE              Risk tolerant investors seeking long-term capital appreciation


[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Small Cap Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in common stocks of U.S. SMALL CAPITALIZATION COMPANIES that the portfolio managers believe offer above average growth potential.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In addition to those described above, the Fund may invest in other types of securities. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 13.


[EXCLAMATION ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of small U.S. growth companies--may underperform other kinds of investments or the market as a whole.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

SECURITIES LENDING RISK: The possibility that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 16.

[AT SIGN ICON] PERFORMANCE INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.

           FUND
           INFORMATION

           CLASS        CUSIP         TICKER
           --------------------------------------
           Class A      431112713     NA
           Class B      431112697     NA
           Class C      431112689     NA


[QUESTION MARK ICON] DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those companies with market capitalizations corresponding to the middle 90% of the Russell 2000(R) Growth Index as measured at the time of purchase.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*        5.50%          0%          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                   0%         5.00%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                        0%            0%          0%


ANNUAL FUND OPERATING EXPENSES

                                                                                           CLASS A      CLASS B      CLASS C
                                                                                           SHARES       SHARES       SHARES
Investment Advisory Fees                                                                    1.15%        1.15%        1.15%
Distribution and/or Service (12b-1) Fees                                                    0.25%        0.75%        1.00%
Other Expenses+                                                                             0.52%        0.52%        0.27%

   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     1.92%        2.42%        2.42%
Fee Waivers                                                                                 0.15%          0%           0%
   NET EXPENSES++                                                                           1.77%        2.42%        2.42%


* This sales charge varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges Are Calculated."

*** Does not include any wire transfer fees, if applicable.

+ Other expenses are based on estimated amounts for the current fiscal year.

++ The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Class A Shares from exceeding 1.77% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   1.75%
         Class B Shares:   2.40%
         Class C Shares:   2.40%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS
CLASS A SHARES                              $720    $1,106
CLASS B SHARES
If you do not sell your shares:             $245     $755
If you sell your shares at the
end of the period:                           $745   $1,055
CLASS C SHARES
If you do not sell your shares:             $245     $755
If you sell your shares at the
end of the period:                           $345    $755

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider if the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Small Cap Growth Fund offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares-Classes A, B and C-are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between the Fund's Class A, Class B and Class C Shares:

CLASS A

o Front-end sales charges, as described below.
o Distribution and service (12b-1) fees of 0.25%.
o Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:
     o Orders for Class B Shares for $250,000 or more normally should be placed as orders for Class A Shares.
     o Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.
     o Orders for Class B Shares or Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.

CLASS B

o No front-end sales charge.
o Distribution and service (12b-1) fees of 0.75%.
o A deferred sales charge, as described below.
o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

CLASS C

o No front-end sales charge.
o Distribution and service (12b-1) fees of 1.00%.
o A deferred sales charge, as described below.
o No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.

FOR THE ESTIMATED EXPENSES OF EACH SHARE CLASS FOR THE CURRENT FISCAL YEAR, SEE THE FUND PROFILE EARLIER IN THIS PROSPECTUS.

BECAUSE 12b-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B AND CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE ON THEIR INITIAL INVESTMENT.

FOR INSTITUTIONAL INVESTORS ONLY: THE FUND ALSO OFFERS FIDUCIARY CLASS SHARES WHICH HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS B OR CLASS C SHARES.

HOW SALES CHARGES ARE CALCULATED

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Three classes of Fund Shares-Classes A, B and C-are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A, Class B and Class C Shares:

CLASS A SHARES: FRONT-END SALES CHARGE
EQUITY FUNDS

                               AS A              AS A
                           PERCENTAGE OF     PERCENTAGE OF
YOUR INVESTMENT           OFFERING PRICE    YOUR INVESTMENT
0 - $49,999                      5.50%             5.82%
$50,000 - $99,999                4.50%             4.71%
$100,000 - $249,999              3.75%             3.90%
$250,000 - $499,999              2.50%             2.56%
$500,000 - $999,999              2.00%             2.04%
$1,000,000 and Over              0.00%*            0.00%

* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%.

CLASS B AND CLASS C SHARES:
CONTINGENT DEFERRED SALES CHARGE

Class B Shares and Class C Shares are available at their net asset value per share, without any initial sales charge. If you sell Class B Shares within six years of buying them or Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

THE CDSC ARE AS FOLLOWS:
CLASS B SHARES
IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      5.00%
2nd year                      4.00%
3rd or 4th year               3.00%
5th year                      2.00%
6th year                      1.00%
7th and 8th year              0%

CLASS C SHARES
IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      1.00%
After 1st year                0%

Class B Shares will automatically convert to Class A Shares after eight years. Class C Shares do not convert to Class A Shares.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

CLASS C SHARES

Even though there is no front-end sales charge, the Distributor pays a commission equal to 1% of your purchase to your broker or financial institution. The Distributor receives any CDSC imposed when you sell your Class C Shares.

REPURCHASE OF CLASS A SHARES

You may purchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:

o RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation.

o COMBINATION PRIVILEGE: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

o LETTER OF INTENT: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of 5% of the total amount and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1)  Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

(3)  By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

(8) By individuals who purchase Shares with redemption proceeds (but only to the extent of such redemption proceeds) from another mutual fund (other than HighMark Funds) within 30 days of such redemption, provided that, the individuals paid a sales charge on the original Shares redeemed. If you believe you qualify for this exemption, you must notify us at the time you purchase Class A Shares and provide us with evidence such as a confirmation of your Share redemption.

(9) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

(10) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(11) By sponsors of a unit investment trust (UIT) who are buying Class A Shares of HighMark Growth Fund for deposit into the UIT. This exception may also apply to you if you hold a UIT and invest distributions you receive from it in Class A Shares of the HighMark Growth Fund.

(12) By current or retired trustees of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies and of Sub-Advisers to the HighMark Funds.

(13) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

(14) By persons who bought Class A Shares without the assistance of an investment professional between May 15, 1998 and August 31, 1998. Such individuals may make future purchases of Class A Shares at no sales charge.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS). FOR CATEGORIES 2 THROUGH 12 AND 14 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CDSC WAIVERS: You may qualify for a CDSC waiver if:

o    you are selling Shares as part of a systematic withdrawal plan.
o    you are taking certain distributions from a retirement plan.
o    the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

   PERCENTAGE OF AVERAGE
SHARE CLASS             DAILY NET ASSETS
Class A                         0.25%
Class B                         0.75%
Class C                         1.00%

Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could, over time, end up paying more in expenses than if they had paid a sales charge on their initial investment.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2.   Determine how much money you want to invest.

     The minimum investments for the HighMark Funds are as follows:

   o  INITIAL PURCHASE:       $1,000
                              $250 for current and retired trustees of HighMark
                              Funds and directors, officers and employees (as
                              well as their spouses and children under the age
                              of 21) of Union Bank of California, N.A., SEI
                              Investments Distribution Co. and their affiliates.
   o  ADDITIONAL PURCHASES:   $100

     We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

BY CHECK

OPENING AN ACCOUNT

o Make out a check for the investment amount, payable to "HighMark Funds."

o Deliver the check and your completed application to your financial representative, or mail them to our transfer agent (see address below).

ADDING TO AN ACCOUNT

o Make out a check for the investment amount, payable to "HighMark Funds."

o Include a note specifying the Fund name, your Share Class, your account number and the name(s) in which the account is registered.

o Deliver the check and your note to your financial representative, or mail them to our transfer agent (address below).

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks or cash will not be accepted.

BY EXCHANGE
OPENING AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.


ADDING TO AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.


BY WIRE
OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the transfer agent (address below).

o Obtain your Fund account number by calling your financial representative or our transfer agent.

o Instruct your bank to wire the amount of your investment to:
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your choice of Share Class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

o Call our transfer agent before wiring any funds.

o Instruct your bank to wire the amount of your investment to:
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

THROUGH FINANCIAL INSTITUTIONS
OPENING AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

BY LETTER
DESIGNED FOR

o Accounts of any type.

o Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Write a letter indicating the Fund name, your Share Class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

o Include all signatures and any guarantees that may be required (see next page).

o Mail the materials to our transfer agent.

o We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

BY PHONE
DESIGNED FOR

o Accounts of any type.

o Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 A.M. and 8:00 P.M. Eastern Time on most business days.

BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
DESIGNED FOR

o Requests by letter to sell at least $500 (accounts of any type).

o Requests by phone to sell at least $500 (accounts of any type).

TO SELL SOME OR ALL OF YOUR SHARES

o We will wire amounts of $500 or more on the next business day after we receive your request.

o Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

BY EXCHANGE

DESIGNED FOR

o Accounts of any type.

o Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

o Call HighMark Funds or your financial representative to request an exchange.

THROUGH FINANCIAL INSTITUTIONS
DESIGNED FOR

o Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

o Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o you are selling more than $5,000 worth of Shares.

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell Shares within a fairly short period of time. Before the Fund will exercise its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

o Are qualified to invest in the new Fund.

o Satisfy the initial and additional investment minimums for the new Fund.

o Invest in the same share class in the new Fund as you did in the previous
  Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A

Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A Money Market Fund Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" Fund with the period you held Class B Shares of the "new" Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. The Fund's net asset value is calculated according to the following formula:
   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)
   [DIVIDED BY] Total number of the Fund's Shares outstanding
   = Fund's net asset value


We determine the net asset value (NAV) of the Fund as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time), every business day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. Although we use the same method to determine the NAV of Class A, Class B and Class C Shares, the NAV of the Fund's Class B and Class C Shares may be lower than that of its Class A Shares because Class B and Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.


BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you receive the net asset value next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received payment.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.

DIVIDENDS AND
DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Fund declares and pays income dividends monthly. The Fund distributes any net capital gains it has realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to: HighMark Funds P.O. Box 8416 Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B and Class C Shares, because Class B Shares and Class C Shares have higher distribution fees.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.


IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.


TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.


TAXES ON FUND
DISTRIBUTIONS

O FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.


o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from the Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.


o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.


O REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.


INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN* (AIP): AIP allows you to make regular investments in the Fund through automatic deductions from your checking account. The monthly minimum per Fund is $100.** AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

* Any Shareholders who have established an Automatic Investment Plan on or before November 30, 1999, and have elected automatic deductions from their checking or savings accounts, may be eligible for a reduced sales charge. For further information about the reduced sales charge, see the Statement of Additional Information.

** There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

o Have at least $5,000 in your HighMark Fund(s) account.

o Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund normally pays, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING:

If you are currently making additional purchases of HighMark Shares that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

CLASS B SHAREHOLDERS SHOULD ALSO NOTE THE FOLLOWING:

If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a signature guarantee may be required).

MORE ABOUT
HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER


HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. For these services, HighMark Capital Management receives a fee from the Fund, paid monthly, at the annual rate of __% of the Fund's average daily net assets.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2001, UnionBanCal Corporation and its subsidiaries had approximately $__ billion in consolidated assets. As of the same date, HighMark Capital Management, had over $__ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.


SUB-ADVISER

Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as the sub-adviser to the Small Cap Growth Fund. Under an investment sub-advisory agreement between Nicholas-Applegate and HighMark Capital Management, Nicholas-Applegate makes day-to-day investment decisions regarding the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds. Nicholas-Applegate is paid a fee for its services by HighMark Capital Management.


Founded in 1984, Nicholas-Applegate currently manages over $__ billion of discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

Nicholas-Applegate is an indirect wholly owned subsidiary of Allianz of America. Allianz of America is a holding company that owns several insurance and financial service companies and is a wholly owned subsidiary of Allianz AG. Allianz AG is a publicly traded German company which, together with its subsidiaries, is one of the world's leading financial services companies. As of September 30, 2001, Allianz AG and its subsidiaries have approximately $___ billion in assets under management.


PORTFOLIO MANAGERS

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Retail Shares of the Small Cap Growth Fund is not presented because Shares of the Small Cap Growth Fund were not offered prior to the date of this Prospectus.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Fund may invest.

INSTRUMENT                                                           RISK TYPE
AMERICAN DEPOSITORY RECEIPTS (ADRs): ADRs                            Market
are foreign Shares of a company held by a U.S.                       Political
bank that issues a receipt evidencing ownership.                     Foreign Investment
ADRs pay dividends in U.S. dollars.

BANKERS' ACCEPTANCES: Bills of exchange or time drafts               Credit
drawn on and accepted by a commercial bank. They generally have      Liquidity
maturities of six months or less.                                    Market


CALL AND PUT OPTIONS: A call option gives the buyer the              Management
right to buy, and obligates the seller of the option to              Liquidity
sell, a security at a specified price. A put option gives            Credit
the buyer the right to sell, and obligates the seller of             Market
the option to buy, a security at a specified price. The              Leverage
Funds will sell only covered call options.


CERTIFICATES OF DEPOSIT: Negotiable instruments                      Market
with a stated maturity.                                              Credit
                                                                     Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                   Credit
promissory notes issued by corporations and other entities.          Liquidity
Their maturities generally vary from a few days to nine months.      Market

COMMON STOCK: Shares of ownership of a company.                      Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that                Market
convert to common stock.                                             Credit

DEMAND FEATURES: Securities that are subject to puts and             Market
standby commitments to purchase the securities at a fixed            Liquidity
price (usually with accrued interest) within a fixed period          Management
of time following demand by a Fund.

DERIVATIVES: Instruments whose value is derived from                 Management
an underlying contract, index or security, or any                    Market
combination thereof, including futures, options                      Credit
(e.g., put and calls), options on futures, swap                      Liquidity
agreements, and some mortgage-backed securities.                     Leverage
                                                                     Hedging

FUTURES AND RELATED OPTIONS: A contract providing for the            Management
future sale and purchase of a specific amount of a                   Market
specific security, class of securities, or index at a                Credit
specified time in the future and at a specified price.               Liquidity
The aggregate value of options on securities (long puts              Leverage
and calls) will not exceed 10% of a HighMark Equity Fund's net assets at the time it purchases the options. Each Equity
Fund will limit obligations under futures, options on
futures, and options on securities to no more than 25%

INSTRUMENT                                                           RISK TYPE
of the Fund's assets. The HighMark Fixed Income Funds may
invest in futures and options on futures for the purpose
of achieving their objectives and for adjusting their
portfolio's duration. Each of these Funds will limit their
obligations under futures contracts and related options to
no more than 10% of its assets.

ILLIQUID SECURITIES: Securities that ordinarily cannot be            Liquidity
sold within seven business days at the value the Fund                Market
has estimated for them. Each Fund may invest up to
15% of its net assets in illiquid securities.

INDEX-BASED SECURITIES: Index-based securities such as               Market
Standard & Poor's Depository Receipts ("SPDRs")
and NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"),
represent ownership in a long-term unit investment trust
that holds a portfolio of common stocks designed to track
the price performance and dividend yield of an index, such
as the S&P 500 Index or the NASDAQ-100 Index. Index- based
securities entitle a holder to receive proportionate
quarterly cash distributions corresponding to the dividends
that accrue to the index stocks in the underlying portfolio, less trust expenses.

INVESTMENT COMPANY SECURITIES: Shares of registered                  Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund
may not, however, own more than 3% of the securities of
any one registered investment company or invest more than
10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a
Fund will indirectly bear investment management fees of
that investment company, which are in addition to the
management fees the Fund pays its own adviser.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                     Market
dollar-denominated debt securities with remaining                    Credit
maturities of one year or less. These may include
short-term U.S. government obligations, commercial
paper and other short-term corporate obligations,
repurchase agreements collateralized with U.S.
government securities, certificates of deposit,
bankers' acceptances, and other financial institution
obligations. These securities may carry fixed or
variable interest rates.

PREFERRED STOCKS: Equity securities that generally pay               Market
dividends at a specified rate and take precedence over
common stock in the payment of dividends or in the event of
liquidation. Preferred stock generally does not carry voting rights.

INSTRUMENT                                                           RISK TYPE
REPURCHASE AGREEMENTS: The purchase of a security                    Market
and the simultaneous commitment to return the                        Leverage
security to the seller at an agreed upon price on an agreed
upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security                Market
and the simultaneous commitment to buy the security back             Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the           Liquidity
Securities Act of 1933, such as privately placed commercial          Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 30% of the                  Market
Fund's total assets. In return the Fund will receive                 Leverage
cash, other securities and/or letters of credit.                     Liquidity
                                                                     Credit


TIME DEPOSITS: Non-negotiable receipts issued by a                   Liquidity
bank in exchange for a deposit of money.                             Credit
                                                                     Market


TREASURY RECEIPTS: Treasury receipts, Treasury investment            Market
growth receipts, and certificates of accrual of Treasury
securities.

UNIT INVESTMENT TRUSTS: A type of investment vehicle,                Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases
a fixed portfolio of income-producing securities, such
as corporate, municipal, or government bonds,
mortgage-backed securities, or preferred stock. Unit
holders receive an undivided interest in both the principal
and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities
remains fixed until all the securities mature and unit
holders have recovered their principal.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 Market
by agencies and instrumentalities of the U.S. government.            Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

WARRANTS: Securities that give the holder the right to buy a         Market
proportionate amount of common stock at a specified price.           Credit
Warrants are typically issued with preferred stock and bonds.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase           Market
of, or contract to purchase, securities at a fixed price             Leverage
for delivery at a future date. The portfolio managers of             Liquidity
each Fund expect that commitments to enter into forward              Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.

GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in the Fund?" in the Fund profile. Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of the Fund.

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. Because the Fund concentrates on small companies, its performance may be more volatile than that of a Fund that invests primarily in larger companies.

[LOGO] HIGHMARK(R)FUNDS

       445 South Figueroa Street, Suite 306
       Los Angeles, CA  90071
       www.highmarkfunds.com



HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94104

SUB-ADVISER
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
600 West Broadway, Suite 2900
San Diego, CA 92101

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS MUTUAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, DC 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230

HOW TO OBTAIN MORE INFORMATION:
STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884
BY MAIL: write to us at
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the EDGAR database on the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call
1-800-942-8090).

You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.



                                                                 84824-B (11/01)

                    SMALL CAP
                    GROWTH FUND
FIDUCIARY SHARES    PROSPECTUS




                    November 30, 2001


                    The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.


[LOGO]HIGHMARK(R)
      FUNDS

PROSPECTUS

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of the HighMark Small Cap Growth Fund that you should know before investing. The Fund also offers Class A, Class B and Class C Shares in a separate prospectus.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Fund.

FUND PROFILE
Small Cap Growth Fund                                     2

SHAREOWNER GUIDE-- HOW TO INVEST IN THE FUND
Choosing a Share Class                                    5
Opening an Account                                        5
Buying Shares                                             6
Selling Shares                                            6
Exchanging Shares                                         6
Transaction Policies                                      6
Dividends and Distributions                               7
Taxes                                                     7
Investor Services                                         8

MORE ABOUT THE FUND
Investment Management                                     8
Financial Highlights                                      8
Investment Practices                                      9
Glossary of Investment Risks                             12

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

The HighMark Small Cap Growth Fund is a mutual fund. A mutual fund pools Shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at the Fund, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK SMALL CAP GROWTH FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each HighMark Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that the Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio managers invest the Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause the Fund to underperform other funds with similar objectives.

[AMPERSAND ICON]FUND SUMMARY

[QUOTATIONS ICON]INVESTMENT STRATEGY

[EXCLAMATION POINT ICON]WHAT ARE THE MAIN
                        RISKS OF INVESTING
                        IN THE FUND?

[AT SIGN ICON]PERFORMANCE INFORMATION

[QUESTION MARK ICON]DID YOU KNOW?

[NUMBER SIGN ICON]FUND INFORMATION

[DOLLAR SIGN ICON]FEES AND EXPENSES

HIGHMARK EQUITY FUNDS
SMALL CAP GROWTH FUND

[AMPERSAND ICON]FUND SUMMARY
                INVESTMENT GOAL                To seek long-term capital
                                               appreciation

                INVESTMENT FOCUS               U.S. common stocks

                PRINCIPAL INVESTMENT STRATEGY  Seeks to invest in small U.S.
                                               companies offering
                                               above-average growth potential

                SHARE PRICE VOLATILITY         Moderate to High

                INVESTOR PROFILE               Risk tolerant investors seeking
                                               long-term capital appreciation

[QUOTATIONS ICON]INVESTMENT STRATEGY


HighMark Small Cap Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund invests primarily in the stocks of U.S. SMALL CAPITALIZATION companies that the portfolio managers believe offer above average growth potential.

Under normal circumstances, the Fund will invest at least 80% of its assets in SMALL CAPITALIZATION companies.

In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

In addition to those described above, the Fund may invest in other types of securities. The Fund may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets. In an effort to preserve the value of your investment under volatile market conditions, the managers may invest more than 20% of the Fund's assets in very short-term debt obligations called money market securities. Such a strategy could make it more difficult for the Fund to achieve its goals.


For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 9.

[EXCLAMATION POINT ICON]WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of small U.S. growth companies--may underperform other kinds of investments or the market as a whole.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

SECURITIES LENDING RISK: The possibility that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these risks, please see "Glossary of Investment Risks" on page 12.

[AT SIGN ICON]PERFORMANCE
              INFORMATION

This section would normally include a bar chart and a table showing how the Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this Prospectus, the bar chart and table are not shown.




                                   [NUMBER SIGN ICON]FUND
                                                     INFORMATION

                                   CLASS     CUSIP    TICKER
                                   Fiduciary 431112739    NA


[QUESTION MARK ICON]DID YOU KNOW?

SMALL CAPITALIZATION COMPANIES are those companies with market capitalizations corresponding to the middle 90% of the Russell 2000-R-Growth Index as measured at the time of purchase.

[DOLLAR SIGN ICON]FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you bought or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                     FIDUCIARY
                                                                                      SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)     0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)               0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                     0%

ANNUAL FUND OPERATING EXPENSES

                                                                                     FIDUCIARY
                                                                                      SHARES
Investment Advisory Fees                                                               1.15%
Distribution and/or Service (12b-1) Fees                                               0.00%
Other Expenses**                                                                       0.52%
                                                                                       -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                1.67%

Fee Waiver                                                                             0.15%

   NET EXPENSES+                                                                       1.52%

*Does not include any wire transfer fees, if applicable.

**Other expenses are based on estimated amounts for the current fiscal year.


+ The Fund's Adviser has agreed to contractually waive fees in order to keep total operating expenses for Fiduciary Shares from exceeding 1.52% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:


    Fiduciary Shares: 1.50%


EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                           1 YEAR   3 YEARS
Fiduciary Shares                            $155     $512

SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profile included in this prospectus and consider if the Fund is appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

CHOOSING A SHARE CLASS

The Small Cap Growth Fund currently offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Fund's Fiduciary Shares.


FIDUCIARY SHARES

-    No sales charge.

-    No Distribution (12b-1) fees.

-    Available only to the following investors and accounts:

     - Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

     - Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

     - Investors who currently own Shares of a HighMark Equity or Fixed Income Fund that they purchased prior to June 20, 1994 within an account registered in their name with the Funds;

     - Current and retired trustees of the HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

     - Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

     -    Retirement and other benefit plans sponsored by governmental entities;
          and

     - Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $1,000,000 per Fund.

FOR THE ESTIMATED EXPENSES OF THE FIDUCIARY SHARES FOR THE CURRENT FISCAL YEAR, SEE THE FUND PROFILE EARLIER IN THIS PROSPECTUS. CALL US AT 1-800-433-6884 FOR MORE DETAILS.


THE FUND ALSO OFFERS CLASS A, CLASS B AND CLASS C SHARES (COLLECTIVELY "RETAIL SHARES"). EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.


OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

     -  INITIAL PURCHASE:       $1,000

                                $250 for current and retired trustees of HighMark Funds and directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI Investments Distribution Co. and their affiliates.

     -  ADDITIONAL PURCHASES:   $100

     We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

SELLING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

-    Call us or contact your financial representative to request an exchange.

TRANSFER AGENT ADDRESS:
HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-    you are selling more than $5,000 worth of Shares.


- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in the Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in the Fund and then sell Shares within a fairly short period of time. Before the Fund will exercise its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Fiduciary Shares of the Fund for Fiduciary Shares of another HighMark Fund (the "new Fund"), provided that you:

-    Are qualified to invest in the new Fund.

-    Satisfy the initial and additional investment minimums for the new Fund.

-    Invest in the same Share class in the new Fund as you did in the previous
     Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)

   DIVIDED BY Total number of the Fund's Shares outstanding

   = Fund's net asset value


We determine the net asset value (NAV) of the Fund as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time), every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Fund's Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Fund's investments, see the Statement of Additional Information.


BUY AND SELL PRICES. When you buy Shares, the number of Shares you receive is based on the net asset value next determined after we receive your order. When you sell Shares, the amount of your proceeds are based on the net asset value next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Fund on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day").

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest to the transfer agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the transfer agent does not receive the money you plan to wire by this deadline, we will execute your order the following business day or whenever we have received your order and/or payment.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund Shareholder, you may receive capital gains and/or income from your investment. The Fund declares and pays income dividends monthly. The Fund distributes any net capital gains it has realized at least once a year.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.


IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.


TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.


TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from the Fund.


- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from the Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.


- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.


- REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.


INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the Fund through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current Shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.


SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-    Have at least $5,000 in your HighMark Fund(s) account.

-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a signature guarantee may be required).

MORE ABOUT
HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER


HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. For these services, HighMark Capital Management receives a fee from the Fund, paid monthly, at the annual rate of ____% of the Fund's average daily net assets.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2001; UnionBanCal Corporation and its subsidiaries had approximately $____ billion in consolidated assets. As of the same date, HighMark Capital Management had over $__ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.


SUB-ADVISER

Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as the sub-adviser to the Small Cap Growth Fund. Under an investment sub-advisory agreement between Nicholas-Applegate and HighMark Capital Management, Nicholas-Applegate makes day-to-day investment decisions regarding the Fund, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds. Nicholas-Applegate is paid a fee for its services by HighMark Capital Management.


Founded in 1984, Nicholas-Applegate currently manages over $__ billion of discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

Nicholas-Applegate is an indirect wholly owned subsidiary of Allianz of America. Allianz of America is a holding company that owns several insurance and financial service companies and is a wholly owned subsidiary of Allianz AG. Allianz AG is a publicly traded German company which, together with its subsidiaries, is one of the world's leading financial services companies. As of September 30, 2001, Allianz AG and its subsidiaries have approximately $___ billion in assets under management.


PORTFOLIO MANAGER

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

FINANCIAL HIGHLIGHTS

Financial information for the Fiduciary Shares of the Small Cap Growth Fund is not presented because Shares of the Small Cap Growth Fund were not offered prior to the date of this Prospectus.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Fund may invest.


INSTRUMENT                                                            RISK TYPE

AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs                             Market
are foreign Shares of a company held by a U.S.                        Political
bank  that issues a receipt evidencing ownership.                     Foreign
ADRs pay dividends in U.S. dollars.                                   Investment

BANKERS' ACCEPTANCES: Bills of exchange or time drafts                Credit
drawn on and accepted by a commercial bank. They generally            Liquidity
have maturities of six months or less.                                Market


CALL AND PUT OPTIONS: A call option gives the buyer the               Management
right to buy, and obligates the seller of the option to               Liquidity
sell, a security at a specified price. A put option gives             Credit
the buyer the right to sell, and obligates the seller of the          Market
option to buy, a security at a specified price. The Funds             Leverage
will sell only covered call options.


CERTIFICATES OF DEPOSIT: Negotiable instruments                       Market
with a stated maturity.                                               Credit
                                                                      Liquidity
COMMERCIAL PAPER: Secured and unsecured short-term                    Credit
promissory notes issued by corporations and other entities.           Liquidity
Their maturities generally vary from a few days to nine months.       Market

COMMON STOCK: Shares of ownership of a company.                       Market

CONVERTIBLE SECURITIES: Bonds or preferred stock that                 Market
convert to common stock.                                              Credit

DEMAND FEATURES: Securities that are subject to puts and              Market
standby commitments to purchase the securities at a fixed             Liquidity
price (usually with accrued interest) within a fixed period           Management
of time following demand by a fund.

DERIVATIVES: Instruments whose value is derived from                  Management
an underlying contract, index or security, or any                     Market
combination thereof, including futures, options                       Credit
(e.g., puts and calls), options on futures, swap                      Liquidity
agreements and some mortgage-backed securities.                       Leverage
                                                                      Hedging

INSTRUMENT                                                            RISK TYPE

FUTURES AND RELATED OPTIONS: A contract providing for the             Management
future sale and purchase of a specific amount of a specific           Market
security, class of securities or index at a specified time in         Credit
the future and at a specified price. The aggregate value              Liquidity
of options on securities (long puts and calls) will not exceed        Leverage
10% of a HighMark Equity Fund's net assets at the time it purchases the options. Each Equity Fund will limit its obligations under futures, options on futures, and options on securities to no more than 25% of its assets. The HighMark Fixed
Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting their portfolio's duration. Each of these Funds will limit its obligations under futures contracts and related options to no more than 10% of its assets.

ILLIQUID SECURITIES: Securities that ordinarily cannot be             Liquidity
sold within seven business days at the value the Fund                 Market
has estimated for them. Each Fund may invest up to 15% of its net assets in illiquid securities.

INDEX-BASED SECURITIES: Index-based securities, such as               Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.

INVESTMENT COMPANY SECURITIES: Shares of registered                   Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates, serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. As a Shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the Fund pays its own adviser.

MONEY MARKET INSTRUMENTS: Investment grade, U.S.                      Market
dollar-denominated debt securities with remaining maturities          Credit
of one year or less. These may include short-term U.S.
government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.

INSTRUMENT                                                            RISK TYPE

PREFERRED STOCKS: Equity securities that generally pay dividends      Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

REPURCHASE AGREEMENTS: The purchase of a security and                 Market
the simultaneous commitment to return the security to                 Leverage
the seller at an agreed upon price on an agreed upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and             Market
the simultaneous commitment to buy the security back                  Leverage
at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the            Liquidity
Securities Act of 1933, such as privately placed commercial           Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 30% of a                     Market
Fund's total assets. In return the Fund will receive                  Leverage
cash, other securities and/or letters of credit.                      Liquidity
                                                                      Credit


TIME DEPOSITS: Non-negotiable receipts issued by a                    Liquidity
bank in exchange for a deposit of money.                              Credit


TREASURY RECEIPTS: Treasury receipts, Treasury investment             Market
growth receipts and certificates of accrual of Treasury securities.

UNIT INVESTMENT TRUSTS: A type of investment vehicle,                 Market
registered with the Securities and Exchange Commission under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                  Market
by agencies and instrumentalities of the U.S. government.             Credit
These include Ginnie Mae, Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                       Market
separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

WARRANTS: Securities that give the holder the right to buy a          Market
proportionate amount of common stock at a specified price.            Credit
Warrants are typically issued with preferred stock and bonds.

INSTRUMENT                                                            RISK TYPE

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A purchase            Market
of, or contract to purchase, securities at a fixed price for          Leverage
delivery at a future date. The portfolio managers of each             Liquidity
Fund expect that commitments to enter into forward                    Credit
commitments or purchase when-issued securities will not exceed 25% of the Fund's total assets.

GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in the Fund?" in the Fund profile. Because of these risks, the value of the Fund's holdings may fluctuate, as will the value of your investment in the Fund. Certain types of investments are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that the Fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce the Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that the Fund's hedging transactions will be effective.


LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of the Fund.

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. Because the Fund concentrates on small companies, its performance may be more volatile than that of a Fund that invests primarily in larger companies.

[LOGO]HIGHMARK(R)
      FUNDS

445 South Figueroa Street, Suite 306
Los Angeles, CA  90071

www.highmarkfunds.com


HIGHMARK FUNDS SERVICE PROVIDERS:
INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94104

SUB-ADVISER
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
600 West Broadway, Suite 2900
San Diego, CA 92101

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS MUTUAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, DC 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus.

This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL: write to us at
SEI Investments Distribution Co.,
1 Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the EDGAR database on the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.


                                                                 84824-A (11/01)

MONEY MARKET

RETAIL SHARES

PROSPECTUS


100% U.S. TREASURY MONEY MARKET FUND

CALIFORNIA TAX-FREE MONEY MARKET FUND

DIVERSIFIED MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

NOVEMBER 30, 2001

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

[LOGO] HIGHMARK(R)
       FUNDS

                                                                      PROSPECTUS

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A Shares and the Class B Shares of the Money Market Funds that you should know before investing. Each Fund also offers two additional classes of Shares called Fiduciary Shares and Class S Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES
100% U.S. Treasury Money Market Fund                      2
California Tax-Free Money Market Fund                     5
Diversified Money Market Fund                             8
U.S. Government Money Market Fund                        11

SHAREOWNER GUIDE -- HOW TO INVEST IN THE
HIGHMARK FUNDS

Choosing a Share Class                                   14
Opening an Account                                       15
Buying Shares                                            15
Selling Shares                                           16
Exchanging Shares                                        17
Transaction Policies                                     17
Dividends                                                18
Taxes                                                    18
Investor Services                                        19

MORE ABOUT THE HIGHMARK FUNDS

Investment Management                                    19
Financial Highlights                                     20
Investment Practices                                     21
Glossary of Investment Risks                             25

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities are traded.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

[AMPERSAND ICON] FUND SUMMARY

[QUOTATIONS ICON] INVESTMENT STRATEGY

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[AT SIGN ICON] PERFORMANCE INFORMATION

[QUESTION MARK ICON] DID YOU KNOW?

[NUMBER SIGN ICON] FUND INFORMATION

[DOLLAR SIGN ICON] FEES AND EXPENSES

HIGHMARK MONEY MARKET FUNDS

100% U.S. TREASURY MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                  To seek current income with liquidity and
                                 stability of principal

INVESTMENT FOCUS                 U.S. Treasury obligations

PRINCIPAL INVESTMENT STRATEGY    Invests exclusively in short-term U.S. Treasury
                                 obligations

SHARE PRICE VOLATILITY           Low

INVESTOR PROFILE                 Highly risk averse investors seeking current
                                 income from a money market fund that invests entirely in U.S. Treasury securities

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates

- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities

-    Imbalances in the supply of Treasuries relative to demand

-    The appropriateness of particular securities to the Fund's objectives

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 21.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

For more information about these risks, please see "Glossary of Investment Risks" on page 25.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*

[CHART]

1991        5.49%
1992        3.28%
1993        2.49%
1994        3.37%
1995        5.03%
1996        4.57%
1997        4.69%
1998        4.60%
1999        4.15%
2000

 BEST QUARTER         WORST QUARTER
    1.53%                 0.60%
  (3/31/91)            (6/30/93)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS --%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.


                                                    SINCE CLASS
                       1 YEAR    5 YEARS  10 YEARS    INCEPTION
100% U.S. TREASURY
MONEY MARKET FUND
Class A Shares           %         %         %           %*


*    Since 12/1/90.

YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

CLASS            CUSIP         TICKER
Retail Class     431114404     HMRXX

[QUESTION MARK ICON] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                                                     CLASS A
                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                    0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    0%
ANNUAL FUND OPERATING EXPENSES
                                                                                                     CLASS A
                                                                                                     SHARES
Investment Advisory Fees                                                                              0.30%
Distribution and/or Service (12b-1) Fees                                                              0.25%
Other Expenses                                                                                          %
                                                                                                     ------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                 %
Fee Waivers                                                                                             %
   NET EXPENSES+                                                                                        %

*    Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

            Class A Shares:   __%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                        1 YEAR    3 YEARS   5 YEARS  10 YEARS
CLASS A SHARES            $         $         $        $

CALIFORNIA TAX-FREE MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                  To seek current income exempt from federal and
                                 California state income taxes with liquidity and stability of principal

INVESTMENT FOCUS                 California tax-free money market securities

PRINCIPAL INVESTMENT STRATEGY    Attempts to invest in high-quality, short-term
                                 California tax-free securities

SHARE PRICE VOLATILITY           Low

INVESTOR PROFILE                 California residents seeking income exempt from
                                 federal and California state personal income taxes

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund normally invests at least 80% of its total assets in short-term, HIGH-QUALITY California MUNICIPAL SECURITIES. It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates

- Buying and selling activity in the California municipal securities market as a whole and/or for individual securities

-    Imbalances in the supply of securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 21.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST-RATE RISK: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 25.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*

[CHART]

1992        2.38%
1993        1.81%
1994        2.23%
1995        3.14%
1996        2.78%
1997        3.01%
1998        2.63%
1999        2.38%
2000

BEST QUARTER         WORST QUARTER
   0.83%                 0.40%
 (6/30/95)            (6/30/93)

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS __%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.


                                                   SINCE CLASS
                              1 YEAR     5 YEARS     INCEPTION
CALIFORNIA TAX-FREE
MONEY MARKET FUND(1)
  Class A Shares                %          %          %*

(1) Performance for the Class A Shares includes the performance of the Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with the HighMark California Tax-Free Money Market Fund on 4/25/97.

*    Since 6/25/91.

YIELD

The income a fund generates is commonly referred to as its "yield." For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

[NUMBER SIGN ICON] FUND INFORMATION

CLASS           CUSIP         TICKER
Retail Class    431114859     HMAXX

[QUESTION MARK ICON] DID YOU KNOW?

MUNICIPAL SECURITIES are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.

HIGH-QUALITY SECURITIES are those rated in the top two credit rating categories by nationally recognized rating agencies such as Standard & Poor's.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                                                   CLASS A
                                                                                                   SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                  0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                            0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                  0%
ANNUAL FUND OPERATING EXPENSES
                                                                                                   CLASS A
                                                                                                   SHARES
Investment Advisory Fees                                                                            0.30%
Distribution and/or Service (12b-1) Fees                                                            0.25%
Other Expenses                                                                                        %
                                                                                                   ------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                               %

Fee Waivers                                                                                           %

   NET EXPENSES+                                                                                      %

*    Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   __%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR    3 YEARS   5 YEARS  10 YEARS
CLASS A SHARES            $         $         $         $

DIVERSIFIED MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                High-quality, short-term debt securities

PRINCIPAL INVESTMENT STRATEGY   Employs top-down analysis of economic and market
                                factors to select Fund investments

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Short-term or risk-averse investors seeking our
                                typically highest-yielding money market fund.

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

In choosing investments for the Fund, the portfolio managers consider several factors, including:

-    The outlook for interest rates

- Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities

- Current imbalances in the supply of high-quality, short-term securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 21.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 25.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*

[CHART]

1992        3.51%
1993        2.78%
1994        3.59%
1995        5.31%
1996        4.79%
1997        4.96%
1998        4.90%
1999        4.52%
2000

BEST QUARTER         WORST QUARTER
   1.34%                0.67%
 (6/30/95)            (6/30/93)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS __%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.


                                                     SINCE CLASS
                               1 YEAR     5 YEARS      INCEPTION
DIVERSIFIED MONEY
MARKET FUND(1)
  Class A Shares                 %          %              %*


(1) Performance for the Class A Shares includes the performance of the Stepstone Money Market Fund for the periods prior to its consolidation with the HighMark Diversified Money Market Fund on 4/25/97.

*    Since 5/28/91.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

CLASS            CUSIP         TICKER
Retail Class     431114800     HMVXX

[QUESTION MARK ICON] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

DIVERSIFIED MONEY MARKET FUND

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                                            CLASS A
                                                                                            SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                     0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                           0%
ANNUAL FUND OPERATING EXPENSES
                                                                                            CLASS A
                                                                                            SHARES
Investment Advisory Fees                                                                     0.30%
Distribution and/or Service (12b-1) Fees                                                     0.25%
Other Expenses                                                                                 %
                                                                                            ------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                        %

Fee Waivers                                                                                    %

         NET EXPENSES+                                                                         %

*    Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:   __%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                        1 YEAR    3 YEARS   5 YEARS   10 YEARS
CLASS A SHARES            $         $         $          $

U.S. GOVERNMENT MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                Short-term obligations issued or guaranteed by
                                the U.S. government and its agencies

PRINCIPAL INVESTMENT STRATEGY   Employs top-down analysis of economic and market
                                factors to select Fund investments

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Short-term or risk-averse investors seeking a
                                money market fund investing primarily in U.S.
                                government obligations

[QUESTION MARK ICON] INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the U.S. Export-Import Bank. Some of these debt obligations may be subject to repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a MATURITY of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates

- Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities

-    Imbalances in the supply of U.S. government securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 21.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to declining interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 25.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR.*

[CHART]

1991        5.46%
1992        3.38%
1993        2.55%
1994        3.47%
1995        5.22%
1996        4.67%
1997        4.82%
1998        4.77%
1999        4.40%
2000

BEST QUARTER         WORST QUARTER
  1.51%                0.62%
 (3/31/91)            (3/31/94)


* The performance information above is based on a calendar year. The Fund's total return from 1/1/2001 to 9/30/2001 was --%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.



                                                          SINCE CLASS
                         1 YEAR     5 YEARS   10 YEARS     INCEPTION
U.S. GOVERNMENT
MONEY MARKET FUND
  Class A Shares           %           %         %            %*

  Class B Shares
  (with applicable
  Contingent Deferred
  Sales Charge)            %           %(a)      %(a)         %**

*    Since 12/1/90.

**   Since 2/2/98.

(a) Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 8/10/87, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, the annual returns for the two classes would be substantially similar. The performance of Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds in particular, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or seven-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

[NUMBER SIGN ICON] FUND INFORMATION

CLASS        CUSIP         TICKER
Class A      431114602     HMUXX
Class B      431114495     HGBXX

[QUESTION MARK ICON] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                                                 CLASS A      CLASS B
                                                                                                 SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                0%           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                          0%          5.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                0%           0%
ANNUAL FUND OPERATING EXPENSES
                                                                                                 CLASS A      CLASS B
                                                                                                 SHARES       SHARES
Investment Advisory Fees                                                                          0.30%        0.30%
Distribution and/or Service (12b-1) Fees                                                          0.25%        0.75%
Other Expenses                                                                                      %            %
                                                                                                  -----        -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                             %            %

Fee Waivers                                                                                         %            %

   NET EXPENSES+                                                                                    %            %


*    Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

         Class A Shares:
         Class B Shares:

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                               1 YEAR       3 YEARS   5 YEARS    10 YEARS
CLASS A SHARES                   $             $         $          $
CLASS B SHARES
If you do not sell
your Shares                      $             $         $          $
If you sell your
Shares at the end
of the period                    $             $         $          $

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Two classes of Fund Shares, Class A and Class B, are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A and Class B Shares:

CLASS A

-    No sales charge.

-    Distribution and service (12b-1) fees of 0.25%.

-    Offered by:
     100% U.S. Treasury Money Market Fund
     California Tax-Free Money Market Fund
     Diversified Money Market Fund
     U.S. Government Money Market Fund

CLASS B

-    Only available through exchange of Class B Shares of another HighMark Fund.

-    Distribution and service (12b-1) fees of 0.75%.

-    A deferred sales charge, as described below.

- Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

-    Offered by:
     U.S. Government Money Market Fund

FOR THE ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

BECAUSE 12b-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE ON THEIR INITIAL INVESTMENT.

FOR INSTITUTIONAL INVESTORS ONLY: THE FUNDS ALSO OFFER CLASS S AND FIDUCIARY CLASS SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CLASS S SHARES ARE AVAILABLE ONLY TO INVESTORS IN THE UNION BANK OF CALIFORNIA CorPORATE SWEEP SERVICE. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

HOW SALES CHARGES ARE CALCULATED

CLASS B SHARES: CONTINGENT DEFERRED SALES CHARGE (CDSC)

Class B Shares are available at their net asset value per share, without an initial sales charge. (If you are considering an investment in the U.S. Government Money Market Fund, please see the important note below.)* However, if you sell your U.S. Government Money Market Fund Class B Shares within six years of when you bought the Class B Shares of the HighMark Fund you exchanged for the U.S. Government Money Market Fund, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the table below shows, the CDSC declines over time and is based either on the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends.

THE CDSCS ARE AS FOLLOWS:

IF SOLD WITHIN                CDSC ON SHARES BEING SOLD
1st year                      5.00%
2nd year                      4.00%
3rd or 4th year               3.00%
5th year                      2.00%
6th year                      1.00%
After 7th and 8th year        0%

YOUR CLASS B SHARES AUTOMATICALLY CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

* If you are considering an investment in the HighMark U.S. Government Money Market Fund, please note: you may purchase Class B Shares of the HighMark U.S. Government Money Market Fund only by exchanging Class B Shares of another, non-money market HighMark Fund for them. You can make exchanges into the HighMark U.S. Government Money Market Fund without paying a contingent deferred sales charge on your Class B Shares in the previous fund, even if you held them for six years or less.

SALES CHARGE REDUCTIONS AND WAIVERS

CDSC WAIVERS: You may qualify for a CDSC waiver if:

-    you are selling Shares as part of a systematic withdrawal plan.

-    you are taking certain distributions from a retirement plan.

-    the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A and Class B Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                  PERCENTAGE OF AVERAGE
SHARE CLASS                         DAILY NET ASSETS
Class A                                     0.25%
Class B                                     0.75%

Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could, over time, end up paying more in expenses than if they had paid a sales charge on their initial investment.

OPENING AN ACCOUNT

1.   READ THIS PROSPECTUS CAREFULLY.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:
- INITIAL PURCHASE:                 $1,000 for each Fund

                                    $250 for current or retired trustees of
                                    HighMark Funds and directors, officers
                                    and employees (as well as their spouses
                                    and children under the age of 21) of
                                    Union Bank of California, N.A., SEI
                                    Investments Distribution Co. and their
                                    affiliates.

- ADDITIONAL PURCHASES:             $100 for each Fund

   We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.


WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.



BUYING SHARES

BY CHECK

OPENING AN ACCOUNT

- Make out a check for the investment amount, payable to "HighMark Funds."

- Deliver the check and your completed application to your financial representative, or mail them to our transfer agent (see address below).

ADDING TO AN ACCOUNT

- Make out a check for the investment amount, payable to "HighMark Funds."

- Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

- Deliver the check and your note to your financial representative, or mail them to our transfer agent (address below).

All purchases made by check should be in U.S. dollars.

Third party checks, credit card checks or cash will not be accepted.

BY EXCHANGE

OPENING AN ACCOUNT


- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.


ADDING TO AN ACCOUNT


- Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.


BY WIRE

OPENING AN ACCOUNT

- Deliver your completed application to your financial representative, or mail it to the transfer agent (address below).

- Obtain your Fund account number by calling your financial representative or our transfer agent.

- Instruct your bank to wire the amount of your investment to:
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

- Call our transfer agent before wiring any funds.

- Instruct your bank to wire the amount of your investment to:
  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02101
  ABA# 011000028
  DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

THROUGH FINANCIAL INSTITUTIONS

OPENING AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

TRANSFER AGENT ADDRESS:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

BY LETTER

DESIGNED FOR

-  Accounts of any type.

-  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

- Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

- Include all signatures and any guarantees that may be required (see next page).

- Mail the materials to our transfer agent.

- We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

BY PHONE

DESIGNED FOR

-  Accounts of any type.

-  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES


- To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 8:00 p.m. Eastern Time on most business days.



BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)

DESIGNED FOR

- Requests by letter to sell at least $500 (accounts of any type).

- Requests by phone to sell at least $500 (accounts of any type).

TO SELL SOME OR ALL OF YOUR SHARES

- We will wire amounts of $500 or more on the next business day after we receive your request.

- Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

BY EXCHANGE

DESIGNED FOR

-  Accounts of any type.

-  Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES


- Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

- Call HighMark Funds or your financial representative to request an exchange.


THROUGH FINANCIAL INSTITUTIONS

DESIGNED FOR

- Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

- Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY CHECKWRITING

DESIGNED FOR

- Accounts opened directly with the Funds (not through an investment professional).

- Minimum amount of check is $500.

- Maximum of five checks per month.

TO SELL SOME OR ALL OF YOUR SHARES

- Check the appropriate box on the application.


- Obtain a signature card by calling HighMark Funds at 1-800-433-6884.


- Mail the completed application and signature card to the Transfer Agent.

TRANSFER AGENT ADDRESS:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-  you are selling more than $5,000 worth of Shares.

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a signature guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A, Class B or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

- Are qualified to invest in the new Fund.

- Satisfy the initial and additional investment minimums for the new Fund.

- Invest in the same share class in the new Fund as you did in the previous
Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the relative net asset values of the Shares you are exchanging plus any applicable sales charge.

CLASS A SHARES. If you want to exchange Class A Shares of one HighMark Fund for those of another Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark Money Market Fund for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund, you may, within a 12-month period, exchange your Class A money market Shares for those of another HighMark Fund without paying any additional sales charge. To receive a reduced sales charge when exchanging into a Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS B SHARES. To calculate the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, we combine the period you held Class B Shares of the "old" Fund with the period you held Class B Shares of the "new" Fund.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:
   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)
   DIVIDED BY Total number of the Fund's Shares outstanding
   = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Money Market Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order, plus any applicable sales charges. When you sell Shares, you receive the net asset value next determined after we receive your order, minus any applicable deferred sales charges.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day").

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

   - California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m. ET).

   - 100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon ET).

   - Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).

   - U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).

In addition, you must wire the money you wish to invest to the transfer agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, we will execute your order the following business day or whenever we have received your order and/or payment.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order by the following times:

   - California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m. ET).

   - 100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon ET).

   - Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).

   - U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET).

If we do not receive your request by the times listed above, we will execute your order on the following business day.

DIVIDENDS

We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class B Shares because Class B Shares have a higher distribution fee.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an ira or a qualified employee benefit plan. In addition, if you are not a resident of the united states, you may have to pay taxes besides those described here, such as u.s. withholding and estate taxes.


IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.


END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, so please consult your tax adviser for the most up-to-date information and specific guidance about your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.


TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS


- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.


- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.


- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.


- REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND: We expect that the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. The IRS will tax any short-term capital gains you receive from the Fund as ordinary income. If you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase the federal taxation of such benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax liability.


THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100. * AIP is available only to current shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*There is a $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

- Have at least $5,000 in your HighMark Fund(s) account.

- Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also contribute to the depletion of your principal.

CLASS B SHAREHOLDERS SHOULD ALSO NOTE THE FOLLOWING:

If you expect to withdraw more than 10% of your account's current value in any single year, it may not be in your best interest to participate in SWP because you will have to pay a contingent deferred sales charge on Class B withdrawals of this size.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our transfer agent (a signature guarantee may be required).

MORE ABOUT
THE HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees.


HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2001, UnionBanCal Corporation and its subsidiaries had approximately $__ billion in consolidated assets. As of the same date, HighMark Capital Management, had over $__ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.


Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:


FUND                          % OF NET ASSETS
100% U.S. Treasury
Money Market Fund             0.25%
California Tax-Free
Money Market Fund             __%
Diversified Money
Market Fund                   0.30%
U.S Government
Money Market Fund             0.30%

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by , or other independent accountants, as noted in report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.



                            INVESTMENT ACTIVITIES            DISTRIBUTIONS
                      -----------------------------------------------------
                                                NET
                                             REALIZED
                          NET                   AND                            NET               NET
                         ASSET               UNREALIZED                       ASSET             ASSETS,    RATIO
                         VALUE,       NET    GAIN (LOSS)   NET                VALUE,             END     OF EXPENSES
                       BEGINNING  INVESTMENT    ON      INVESTMENT  CAPITAL    END     TOTAL  OF PERIOD  TO AVERAGE
                       OF PERIOD    INCOME  INVESTMENTS   INCOME    GAINS   OF PERIOD  RETURN   (000)    NET ASSETS
                       --------------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND

CLASS A SHARES
For the years ended July 31,:
2001
2000                      $1.00        0.047    --       (0.047)      --     $1.00      4.79%   $275,433    0.72%
1999                       1.00        0.041    --       (0.041)      --      1.00      4.17%    976,971    0.72%
1998                       1.00        0.047    --       (0.047)      --      1.00      4.75%    727,087    0.71%
1997                       1.00        0.045    --       (0.045)      --      1.00      4.58%    558,972    0.72%
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A SHARES
For the years ended July 31,:
2001
2000                      $1.00        0.027    --       (0.027)      --     $1.00      2.74%   $206,252    0.65%
1999                       1.00        0.023    --       (0.023)      --      1.00      2.34%    372,701    0.58%
1998                       1.00        0.028    --       (0.028)      --      1.00      2.89%    305,260    0.56%
For the six month period ended July 31,:
1997                      $1.00        0.015    --       (0.015)      --     $1.00      2.99%*  $217,229    0.55%*
For the years ended January 31,:
1997                      $1.00        0.027    --       (0.027)      --     $1.00      2.78%   $150,688    0.60%
DIVERSIFIED MONEY MARKET FUND
CLASS A SHARES
For the years ended July 31,:
2001
2000                      $1.00        0.051    --       (0.051)      --     $1.00      5.24%   $626,011    0.77%
1999                       1.00        0.044    --       (0.044)      --      1.00      4.52%  1,641,799    0.77%
1998                       1.00        0.049    --       (0.049)      --      1.00      5.01%  1,124,280    0.75%
For the six month period ended July 31,:
1997                      $1.00        0.024    --       (0.024)      --     $1.00      4.86%*  $799,657    0.72%*
For the years ended January 31,:
1997                      $1.00        0.047    --       (0.047)      --     $1.00      4.78%   $576,566    0.73%
U.S. GOVERNMENT MONEY MARKET FUND
CLASS A SHARES
For the years ended July 31,:
2001
2000                      $1.00        0.050    --       (0.050)      --     $1.00      5.12%    $48,138    0.77%
1999                       1.00        0.043    --       (0.043)      --      1.00      4.39%    170,974    0.77%
1998                       1.00        0.048    --       (0.048)      --      1.00      4.90%    122,074    0.76%
1997                       1.00        0.046    --       (0.046)      --      1.00      4.70%     42,797    0.78%
CLASS B SHARES
For the year ended July 31,:
2001
2000                      $1.00        0.043    --       (0.043)      --     $1.00      4.34%       $391    1.52%
1999                       1.00        0.036    --       (0.036)      --      1.00      3.62%        218    1.52%
For the period ended July 31,:
1998 (1)                  $1.00        0.021    --       (0.021)      --     $1.00      4.25%*        --    1.26%*


                                   RATIO OF
       RATIO      RATIO OF      NET INVESTMENT
    OF EXPENSES     NET           INCOME TO
    TO AVERAGE   INVESTMENT        AVERAGE
     NET ASSETS    INCOME         NET ASSETS
     EXCLUDING   TO AVERAGE       EXCLUDING
    FEE WAIVERS  NET ASSETS      FEE WAIVERS
    ----------------------------------------
100% U.S. TREASURY MONEY MARKET FUND

CLASS A SHARES
For the years ended July 31,:
2001
2000                                   1.04%       4.49%            4.17%
1999                                   1.04%       4.07%            3.75%
1998                                   1.03%       4.65%            4.33%
1997                                   1.10%       4.55%            4.17%
CALIFORNIA TAX-FREE MONEY MARKET FUND
CLASS A SHARES
For the years ended July 31,:
2001
2000                                   1.04%       2.61%            2.22%
1999                                   1.04%       2.30%            1.84%
1998                                   1.03%       2.84%            2.37%
For the six month period ended July 31,:
1997                                   0.97%*      3.02%*           2.59%*
For the years ended January 31,:
1997                                   0.88%       2.75%            2.47%
DIVERSIFIED MONEY MARKET FUND
CLASS A SHARES
For the years ended July 31,:
2001
2000                                   1.04%       4.92%            4.65%
1999                                   1.04%       4.42%            4.15%
1998                                   1.02%       4.90%            4.63%
For the six month period ended July 31,:
1997                                   0.95%*      4.82%*           4.59%*
For the years ended January 31,:
1997                                   0.88%       4.69%            4.54%
U.S. GOVERNMENT MONEY MARKET FUND
CLASS A SHARES
For the years ended July 31,:
2001
2000                                   1.04%       4.74%            4.47%
1999                                   1.04%       4.28%            4.01%
1998                                   1.04%       4.80%            4.52%
1997                                   1.22%       4.60%            4.16%
CLASS B SHARES
For the year ended July 31,:
2001
2000                                   1.54%       4.31%            4.29%
1999                                   1.54%       3.46%            3.44%
For the period ended July 31,:
1998 (1)                               1.54%*      4.30%*           4.02%*



AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0


*Annualized.
(1) Commenced operations on February 2, 1998.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE
100% U.S. Treasury Money Market Fund                                 1
California Tax-Free Money Market Fund                                2
Diversified Money Market Fund                                        3
U.S. Government Money Market Fund                                    4


INSTRUMENT                                                           FUND CODE          RISK TYPE
ASSET-BACKED SECURITIES: Securities backed by receivables,           2, 3               Pre-payment
home equity loans, truck and auto loans, leases, credit                                 Market
card receivables and other securities backed by                                         Credit
other types of receivables or assets.                                                   Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts               2, 3               Credit
drawn on and accepted by a commercial bank. They                                        Liquidity
generally have maturities of six months or less.                                        Market

BONDS: Interest-bearing or discounted government                     2-4                Market
or corporate securities that obligate the issuer to                                     Political
pay the bondholder a specified sum of money,                                            Liquidity
usually at specific intervals, and to repay the                                         Foreign Investment
principal amount of the loan at maturity.

CERTIFICATES OF DEPOSIT: Negotiable instruments                      2, 3               Market
with a stated maturity.                                                                 Credit
                                                                                        Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                   2-4                Credit
promissory notes issued by corporations and other entities.                             Liquidity
Maturities generally vary from a few days to nine months.                               Market

DEMAND NOTES: Securities that are subject to puts and                2-4                Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.

DERIVATIVES: Instruments whose value is derived from                 2-4                Management
an underlying contract, index or security, or any                                       Market
combination thereof, including futures, options                                         Credit
(e.g., put and calls), options on futures, swap                                         Liquidity
agreements, and some mortgage-backed securities.                                        Leverage

FOREIGN SECURITIES: Commercial paper of foreign                      3                  Market
issuers and obligations of foreign banks, overseas                                      Political
branches of U.S. banks and supranational entities.                                      Liquidity
                                                                                        Foreign Investment

ILLIQUID SECURITIES: Securities that ordinarily cannot be            1-4                Liquidity
sold within seven business days at the value the Fund
has estimated for them. Each HighMark Money Market Fund
may invest up to 10% of its net assets in illiquid securities.

INSTRUMENT                                                           FUND CODE          RISK TYPE
INVESTMENT COMPANY SECURITIES: Shares of registered                  2-4                Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. Each Fund may invest up to 5% of its assets in the Shares of any one registered investment company that has an investment objective similar to the Fund's. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment
company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the
management fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or better          2, 3               Market
by S&P; Baa or better by Moody's; similarly rated by other                              Credit
nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by the Adviser.

MORTGAGE-BACKED SECURITIES: Securities backed by real                2, 3               Pre-payment
estate loans and pools of loans. These include                                          Market
collateralized mortgage obligations (CMOs) and                                          Credit
real estate mortgage investment conduits (REMICs).                                      Regulatory

MUNICIPAL SECURITIES: Securities issued by a state or                2                  Market
political subdivision to obtain funds for various public                                Credit
purposes. Municipal securities include private activity bonds                           Political
and industrial development bonds, as well as general                                    Tax
obligation bonds, tax anticipation notes, bond anticipation                             Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds:
GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

INSTRUMENT                                                           FUND CODE          RISK TYPE
PARTICIPATION INTERESTS: Interests in municipal                      2                  Market
securities from financial institutions such                                             Liquidity
as commercial and investment banks, savings and loan                                    Credit
associations and insurance companies. These interests                                   Tax
are usually structured as some form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these interests to obtain credit enhancement on demand features that would be
available through direct ownership of the underlying municipal securities.

REPURCHASE AGREEMENTS: The purchase of a security                    2-4                Market
and the simultaneous commitment to return the security                                  Leverage
to the seller at an agreed upon price on an agreed
upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security                 2-4                Market
and the simultaneous commitment to buy the security back                                Leverage
at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the           1-4                Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of the              2-4                Market
Fund's total assets. In return the Fund receives                                        Leverage
cash, other securities and/or letters of credit.                                        Liquidity
                                                                                        Credit

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                        2, 3               Credit
issued by governments and political sub-divisions.                                      Liquidity
                                                                                        Market
                                                                                        Tax

TIME DEPOSITS: Non-negotiable receipts issued by a                   2, 3               Liquidity
bank in exchange for a deposit of money.                                                Credit
                                                                                        Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment            3, 4               Market
growth receipts, and certificates of accrual of
Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 2-4                Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-4                Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
PROSPECTUS

INSTRUMENT                                                           FUND CODE          RISK TYPE
VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured                       2-4                Credit
demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between HighMark Funds and the issuer,
they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
principal and accrued interest at specified intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             2-4                Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to a                               Market
Fund on demand.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1-4                Market
A purchase of, or contract to purchase, securities at a fixed                           Leverage
price for delivery at a future date. The portfolio managers of                          Liquidity
each Fund expect that commitments to enter into forward                                 Credit
commitments or purchase when-issued securities will not exceed
25% of the Fund's total assets.

YANKEE BONDS AND SIMILAR OBLIGATIONS: U.S. dollar-                   3                  Market
denominated bonds issued by foreign corporations                                        Credit
or governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by
Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1-4                Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and
their maturity value.

GLOSSARY OF
INVESTMENT RISKS


This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. Foreign government may adopt currency controls or otherwise limit or prevent investors from transferring their capital out of a country. In addition, adverse fluctuations in the U.S. dollar's value versus other currencies may reverse gains or widen losses from investments denominated in foreign currencies. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are generally greater in the emerging markets than in the developed markets of Europe and Japan.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

NOTES

NOTES

NOTES

[LOGO] HIGHMARK(R)FUNDS
     445 South Figueroa Street, Suite 306
     Los Angeles, CA  90071

     www.highmarkfunds.com



HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94104

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS MUTUAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884
BY MAIL: write to us at
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.


                                                                 84822-B (11/01)

MONEY MARKET

FIDUCIARY SHARES

PROSPECTUS

     100% U.S. TREASURY MONEY MARKET FUND

     CALIFORNIA TAX-FREE MONEY MARKET FUND

     DIVERSIFIED MONEY MARKET FUND

     U.S. GOVERNMENT MONEY MARKET FUND

November 30, 2001

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

[LOGO] HIGHMARK(R)
       FUNDS

PROSPECTUS

HOW TO READ
THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of HighMark's Money Market Funds that you should know before investing. Each Fund also offers two additional classes of Shares called Class A Shares and Class S Shares, which are offered in separate prospectuses. In addition, the HighMark U.S. Government Money Market Fund offers a class of Shares called Class B Shares.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES

100% U.S. Treasury Money Market Fund       2

California Tax-Free Money Market Fund      5

Diversified Money Market Fund              8

U.S. Government Money Market Fund         11

SHAREOWNER GUIDE -- HOW TO INVEST IN THE
HIGHMARK FUNDS

Choosing a Share Class                    14

Opening an Account                        14

Buying Shares                             15

Selling Shares                            15

Exchanging Shares                         15

Transaction Policies                      15

Dividends                                 16

Taxes                                     16

Investor Services                         17

MORE ABOUT THE HIGHMARK FUNDS

Investment Management                     17

Financial Highlights                      18

Investment Practices                      19

Glossary of Investment Risks              22

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities are traded.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

[AMPERSAND ICON]       FUND SUMMARY

[QUOTATIONS ICON]      INVESTMENT STRATEGY

[EXCLAMATION ICON]     WHAT ARE THE MAIN
                       RISKS OF INVESTING
                       IN THIS FUND?

[AT SIGN ICON]         PERFORMANCE INFORMATION

[QUESTION MARK ICON]   DID YOU KNOW?

[NUMBER SIGN ICON]     FUND INFORMATION

[DOLLAR SIGN ICON]     FEES AND EXPENSES

PROSPECTUS

HIGHMARK MONEY MARKET FUNDS

100% U.S. TREASURY MONEY MARKET FUND

  [AMPERSAND ICON] FUND SUMMARY

    INVESTMENT GOAL                To seek current income with liquidity and
                                   stability of principal

    INVESTMENT FOCUS               U.S. Treasury obligations

    PRINCIPAL INVESTMENT STRATEGY  Invests exclusively in short-term U.S.
                                   Treasury obligations

    SHARE PRICE VOLATILITY         Low

    INVESTOR PROFILE               Highly risk averse investors seeking current
                                   income from a money market fund that invests entirely in U.S. Treasury securities

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates

- Buying and selling activity in the Treasury market as a whole and/or demand for individual Treasury securities

-    Imbalances in the supply of Treasuries relative to demand

-    The appropriateness of particular securities to the Fund's objectives

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 19.

[EXCLAMATION ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

For more information about these risks, please see "Glossary of Investment Risks" on page 22.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

1991        5.49%
1992        3.28%
1993        2.49%
1994        3.37%
1995        5.03%
1996        4.57%
1997        4.87%
1998        4.86%
1999        4.41%
2000

             BEST QUARTER         WORST QUARTER
                 1.89%                0.60%
               (6/30/90)            (6/30/93)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ---%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.


                                                  SINCE CLASS
                        1 YEAR  5 YEARS 10 YEARS   INCEPTION
100% U.S. TREASURY
MONEY MARKET FUND
  Fiduciary Shares          %       %         %       %*

*    Since 8/10/87.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           Fiduciary    431114503     HMTXX

[QUESTION MARK ICON] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                                          FIDUCIARY
                                                                                           SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                    0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                          0%
ANNUAL FUND OPERATING EXPENSES
                                                                                          FIDUCIARY
                                                                                           SHARES
Investment Advisory Fees                                                                    0.30%
Distribution and/or Service (12b-1) Fees                                                    0.00%
Other Expenses                                                                                  %
                                                                                            -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                         %
Fee Waivers                                                                                     %
   NET EXPENSES+                                                                                %


*    Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

           Fiduciary Shares:                  ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
FIDUCIARY SHARES          $         $         $       $

CALIFORNIA TAX-FREE MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

  INVESTMENT GOAL                 To seek current income exempt from federal and
                                  California state income taxes with liquidity and stability of principal

  INVESTMENT FOCUS                California tax-free money market securities

  PRINCIPAL INVESTMENT STRATEGY   Attempts to invest in high-quality, short-term
                                  California tax-free securities

  SHARE PRICE VOLATILITY          Low

  INVESTOR PROFILE                California residents seeking income exempt
                                  from federal and California state personal income taxes

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund normally invests at least 80% of its total assets in short-term, HIGH-QUALITY California MUNICIPAL SECURITIES. It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times, the Fund may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates

- Buying and selling activity in the California municipal securities market as a whole and/or for individual securities

-    Imbalances in the supply of securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 19.

[EXCLAMATION MARK ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST-RATE RISK: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 22.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

1992        2.72%
1993        2.15%
1994        2.57%
1995        3.48%
1996        3.12%
1997        3.29%
1998        2.89%
1999        2.64%
2000

             BEST QUARTER         WORST QUARTER
                 0.91%                0.48%
               (6/30/95)            (6/30/93)

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ---%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.


                                                  SINCE CLASS
                            1 YEAR    5 YEARS      INCEPTION
CALIFORNIA TAX-FREE
MONEY MARKET FUND(1)
  Fiduciary Shares             %         %           %*


(1) Performance for the Fiduciary Shares includes the performance of the Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with the HighMark California Tax-Free Money Market Fund on 4/25/97.

*    Since 6/10/91.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           Fiduciary    431114842     HMCXX

[QUESTION MARK ICON] DID YOU KNOW?

MUNICIPAL SECURITIES are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.

HIGH-QUALITY SECURITIES are those rated in the top two credit rating categories by nationally recognized rating agencies such as Standard & Poor's.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                          FIDUCIARY
                                                                                           SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                    0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                          0%

ANNUAL FUND OPERATING EXPENSES

                                                                                          FIDUCIARY
                                                                                           SHARES
Investment Advisory Fees                                                                    0.30%
Distribution and/or Service (12b-1) Fees                                                    0.00%
Other Expenses                                                                                  %
                                                                                            -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                         %
Fee Waivers                                                                                     %
   NET EXPENSES+                                                                                %

*    Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

           Fiduciary Shares:          ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
FIDUCIARY SHARES          $         $         $       $

DIVERSIFIED MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL               To seek current income with liquidity and
                              stability of principal

INVESTMENT FOCUS              High-quality, short-term debt securities

PRINCIPAL INVESTMENT STRATEGY Employs top-down analysis of economic and market factors to select Fund investments

SHARE PRICE VOLATILITY        Low

INVESTOR PROFILE              Short-term or risk-averse investors seeking our
                              typically highest-yielding money market fund.

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

In choosing investments for the Fund, the portfolio managers consider several factors, including:

-    The outlook for interest rates

- Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities

- Current imbalances in the supply of high-quality, short-term securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 19.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 22.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

1992        3.74%
1993        3.00%
1994        3.79%
1995        5.56%
1996        5.05%
1997        5.21%
1998        5.15%
1999        4.78%
2000

             BEST QUARTER         WORST QUARTER
                1.40%                 0.72%
              (6/30/95)            (6/30/93)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS __%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.



                                                  SINCE CLASS
                            1 YEAR    5 YEARS      INCEPTION
DIVERSIFIED MONEY
MARKET FUND(1)
  Fiduciary Shares               %         %         %*


(1) Performance for the Fiduciary Shares includes the performance of the Stepstone Money Market Fund for the periods prior to its consolidation with the HighMark Diversified Money Market Fund on 4/25/97.

*    Since 2/1/91.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           Fiduciary    431114883     HMDXX

[QUESTION MARK ICON] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                          FIDUCIARY
                                                                                           SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                    0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                          0%

ANNUAL FUND OPERATING EXPENSES

                                                                                          FIDUCIARY
                                                                                           SHARES
Investment Advisory Fees                                                                    0.30%
Distribution and/or Service (12b-1) Fees                                                    0.00%
Other Expenses                                                                                  %
                                                                                            -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                         %
Fee Waivers                                                                                     %
   NET EXPENSES+                                                                                %

*    Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

          Fiduciary Shares:           ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
FIDUCIARY SHARES          $         $         $        $

U.S. GOVERNMENT MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL               To seek current income with liquidity and
                              stability of principal

INVESTMENT FOCUS              Short-term obligations issued or guaranteed by the
                              U.S. government and its agencies

PRINCIPAL INVESTMENT STRATEGY Employs top-down analysis of economic and market factors to select Fund investments

SHARE PRICE VOLATILITY        Low

INVESTOR PROFILE              Short-term or risk-averse investors seeking a
                              money market fund investing primarily in U.S.
                              government obligations

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the U.S. Export-Import Bank. Some of these debt obligations may be subject to repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a MATURITY of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates

- Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities

-    Imbalances in the supply of U.S. government securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 19.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the fund may be subject to the following risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to declining interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 22.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE
               INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES FROM YEAR TO YEAR.*

[CHART]

1991        5.46%
1992        3.38%
1993        2.55%
1994        3.47%
1995        5.23%
1996        4.69%
1997        5.00%
1998        5.02%
1999        4.66%
2000

             BEST QUARTER         WORST QUARTER
                1.90%                 0.62%
               (6/30/90)            (3/31/94)

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS ---%.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.


                                                  SINCE CLASS
                        1 YEAR  5 YEARS 10 YEARS   INCEPTION
U.S. GOVERNMENT
MONEY MARKET FUND
  Fiduciary Shares          %       %         %       %*

*    Since 8/10/87.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds in particular, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or seven-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           Fiduciary    431114701     HMGXX

[QUESTION MARK ICON] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES

                                                                                          FIDUCIARY
                                                                                           SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                    0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                          0%

ANNUAL FUND OPERATING EXPENSES

                                                                                          FIDUCIARY
                                                                                           SHARES
Investment Advisory Fees                                                                    0.30%
Distribution and/or Service (12b-1) Fees                                                    0.00%
Other Expenses                                                                                  %
                                                                                            -----
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                         %
Fee Waivers                                                                                     %
   NET EXPENSES+                                                                                %

*    Does not include any wire transfer fees, if applicable.

+ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning November 30, 2001 and ending on November 29, 2002. The Fund's total actual operating expenses for the most recent fiscal year were less than the amount shown above because additional fees were waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

           Fiduciary Shares:          ___%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS 10 YEARS
FIDUCIARY SHARES          $         $         $        $

SHAREOWNER GUIDE -
HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares:

FIDUCIARY SHARES

-    No sales charge.

-    No Distribution (12b-1) fees.

-    Available only to the following investors and accounts:

     - Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;

     - Non-fiduciary IRA accounts investing in a HighMark Equity or Fixed-Income Fund that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

     - Investors who currently own Shares of a HighMark Equity or Fixed-Income Fund that they purchased prior to June 20, 1994, within an account registered in their name with the Funds;

     - Current or retired trustees of HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors, or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

     - Registered investment advisers who are regulated by a federal or state governmental authority or financial planners who are buying Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

     -    Retirement and other benefit plans sponsored by governmental entities;
          and

     - Financial institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $1,000,000 per Fund.

FOR THE ACTUAL PAST EXPENSES OF THE FIDUCIARY SHARES, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

THE FUNDS ALSO OFFER CLASS A AND CLASS B SHARES (COLLECTIVELY "RETAIL SHARES") AND CLASS S SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CLASS S SHARES ARE AVAILABLE ONLY TO INVESTORS IN THE UNION BANK OF CALIFORNIA CORPORATE SWEEP PRODUCT. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

OPENING AN ACCOUNT

1.   Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for the HighMark Funds are as follows:

   -  INITIAL PURCHASE:       $1,000 for each Fund
                              $250 for current or retired trustees of HighMark
                              Funds and directors, officers and employees
                              (as well as their spouses and children under the age of 21) of Union Bank of California, N.A., SEI
                              Investments Distribution Co. and their affiliates.

   -  ADDITIONAL PURCHASES:   $100 for each Fund

We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

SELLING SHARES

THROUGH FINANCIAL INSTITUTIONS

- Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

BY EXCHANGE

- Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

-    Call us or contact your financial representative to request an exchange.

TRANSFER AGENT ADDRESS:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

Or contact your financial representative for instructions and assistance.

RECEIVING YOUR MONEY. Normally we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in the Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account balance up to or above the minimum.

EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Fiduciary Shares of one HighMark Fund for those of another HighMark Fund (the "new Fund"), provided that you:

-    Are qualified to invest in the new Fund.

-    Satisfy the initial and additional investment minimums for the new Fund.

-    Invest in the same share class in the new Fund as you did in the previous
     Fund.

- Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying Shares in the new Fund is based on the net asset values of the Shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A, Class B or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new Fund is based on the net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:
   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)
   DIVIDED BY Total number of the Fund's Shares outstanding
   = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Money Market Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares, you pay the net asset value next determined after we receive your order. When you sell Shares, you receive proceeds based on the net asset value next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Money Market Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day").

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it after we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

     -    California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
          ET)

     -    100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon
          ET)

     -    Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

     -    U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

In addition, you must wire the money you wish to invest to our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, we will execute your order the following business day or whenever we have received your order and/or payment.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order by the following times:

     -    California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
          ET)

     -    100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon
          ET)

     -    Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

     -    U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

If we do not receive your request by the times listed above, we will execute your order the following business day.

DIVIDENDS

We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s), unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, so please consult your tax adviser for the most up-to-date information and specific guidance about your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

- "Buying A Dividend": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND: We expect that the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. The IRS will tax any short-term capital gains you receive from the Fund as ordinary income. If you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase the federal taxation of such benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to invest regularly in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s). To participate in AIP, complete the appropriate section on your Account Application form.

*There is a lower, $50 monthly minimum for current or retired trustees of the HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. and their affiliates who were participating in HighMark's AIP on or before December 11, 1998.

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark's Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.

To participate in SWP, you must:

-    Have at least $5,000 in your HighMark Fund(s) account.

-    Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investmentor exhaust it entirely if you make large and/or frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a signature guarantee).

MORE ABOUT THE
HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2001, UnionBanCal Corporation and its subsidiaries had approximately $___ billion in consolidated assets. As of the same date, HighMark Capital Management had over $__ billion in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

FUND                                   % OF NET ASSETS
100% U.S. Treasury
  Money Market Fund                    0.25%
California Tax-Free
  Money Market Fund                    ___%*
Diversified Money
  Market Fund                          0.30%
U.S Government
  Money Market Fund                    0.30%

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by ______________, or other independent accountants, as noted in ______________'s report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.



                                      INVESTMENT ACTIVITIES          DISTRIBUTIONS
                                  ------------------------------------------------------
                                                            NET
                                                          REALIZED
                                    NET                     AND                              NET                NET
                                   ASSET                 UNREALIZED                         ASSET             ASSETS,      RATIO
                                   VALUE,       NET      GAIN (LOSS)    NET                 VALUE,              END     OF EXPENSES
                                  BEGINNING  INVESTMENT      ON      INVESTMENT  CAPITAL     END     TOTAL   OF PERIOD   TO AVERAGE
                                  OF PERIOD    INCOME    INVESTMENTS   INCOME     GAINS   OF PERIOD  RETURN    (000)     NET ASSETS
                                  --------------------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                    $1.00   0.049        --       (0.049)        --      $1.00     5.05%  $ 380,496     0.47%
1999                                     1.00   0.043        --       (0.043)        --       1.00     4.43%    263,561     0.47%
1998                                     1.00   0.049        --       (0.049)        --       1.00     5.02%    227,733     0.46%
1997                                     1.00   0.046        --       (0.046)        --       1.00     4.65%    243,464     0.64%
CALIFORNIA TAX-FREE MONEY MARKET FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                    $1.00   0.030        --       (0.030)        --      $1.00     3.00%  $ 269,121     0.40%
1999                                     1.00   0.026        --       (0.026)        --       1.00     2.59%    235,687     0.33%
1998                                     1.00   0.031        --       (0.031)        --       1.00     3.14%    241,487     0.31%
For the six month period ended July 31,:
1997                                    $1.00   0.016        --       (0.016)        --      $1.00     3.28%* $ 159,297     0.28%*
For the years ended January 31,:
1997                                    $1.00   0.031        --       (0.031)        --      $1.00     3.12%  $  36,207     0.27%
DIVERSIFIED MONEY MARKET FUND
FIDUCIARY SHARES
2001
2000                                    $1.00   0.054        --       (0.054)        --      $1.00     5.51% $1,728,388     0.52%
1999                                     1.00   0.047        --       (0.047)        --       1.00     4.78%  1,324,659     0.52%
1998                                     1.00   0.051        --       (0.051)        --       1.00     5.27%  1,180,141     0.50%
For the six month period ended July 31,:
1997                                    $1.00   0.025        --       (0.025)        --      $1.00     5.11%* $ 971,858     0.48%*
For the years ended January 31,:
1997                                    $1.00   0.049        --       (0.049)        --      $1.00     5.03%  $ 523,571     0.49%
U.S. GOVERNMENT MONEY MARKET FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                    $1.00   0.053        --       (0.053)        --      $1.00     5.38%  $ 329,922     0.52%
1999                                     1.00   0.046        --       (0.046)        --       1.00     4.64%    351,140     0.52%
1998                                     1.00   0.050        --       (0.050)        --       1.00     5.16%    283,096     0.51%
1997                                     1.00   0.047        --       (0.047)        --       1.00     4.78%    252,995     0.70%
                                                                      RATIO OF
                                             RATIO      RATIO OF   NET INVESTMENT
                                          OF EXPENSES     NET         INCOME TO
                                          TO AVERAGE   INVESTMENT      AVERAGE
                                          NET ASSETS     INCOME      NET ASSETS
                                          EXCLUDING    TO AVERAGE    EXCLUDING
                                         FEE WAIVERS   NET ASSETS   FEE WAIVERS
                                        -----------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                         0.79%       4.95%        4.63%
1999                                         0.79%       4.35%        4.03%
1998                                         0.78%       4.91%        4.59%
1997                                         0.92%       4.61%        4.33%
CALIFORNIA TAX-FREE MONEY MARKET FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                         0.79%       2.96%        2.57%
1999                                         0.79%       2.55%        2.09%
1998                                         0.78%       3.07%        2.60%
For the six month period ended July 31,:
1997                                         0.69%*      3.36%*       2.96%*
For the years ended January 31,:
1997                                         0.49%       3.08%        2.86%
DIVERSIFIED MONEY MARKET FUND
FIDUCIARY SHARES
2001
2000                                         0.79%       5.39%        5.12%
1999                                         0.79%       4.68%        4.41%
1998                                         0.77%       5.15%        4.88%
For the six month period ended July 31,:
1997                                         0.64%*      5.07%*       4.90%*
For the years ended January 31,:
1997                                         0.49%       4.93%        4.93%
U.S. GOVERNMENT MONEY MARKET FUND
FIDUCIARY SHARES
For the years ended July 31,:
2001
2000                                         0.79%       5.22%        4.95%
1999                                         0.79%       4.52%        4.25%
1998                                         0.79%       5.05%        4.77%
1997                                         0.95%       4.69%        4.44%


AMOUNTS DESIGNATED AS "--" are either $0 or have been rounded to $0

*    Annualized.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE
100% U.S. Treasury Money Market Fund                                 1
California Tax-Free Money Market Fund                                2
Diversified Money Market Fund                                        3
U.S. Government Money Market Fund                                    4
INSTRUMENT                                                           FUND CODE          RISK TYPE
ASSET-BACKED SECURITIES: Securities backed by receivables,           2, 3               Pre-payment
home equity loans, truck and auto loans, leases, credit                                 Market
card receivables and other securities backed by                                         Credit
other types of receivables or assets.                                                   Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts               2, 3               Credit
drawn on and accepted by a commercial bank. They                                        Liquidity
generally have maturities of six months or less.                                        Market

BONDS: Interest-bearing or discounted government                     2-4                Market
or corporate securities that obligate the issuer to                                     Political
pay the bondholder a specified sum of money,                                            Liquidity
usually at specific intervals, and to repay the                                         Foreign Investment
principal amount of the loan at maturity.

CERTIFICATES OF DEPOSIT: Negotiable instruments                      2, 3               Market
with a stated maturity.                                                                 Credit
                                                                                        Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                   2-4                Credit
promissory notes issued by corporations and other entities.                             Liquidity
Maturities generally vary from a few days to nine months.                               Market

DEMAND FEATURES: Securities that are subject to puts and             2-4                Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.

DERIVATIVES: Instruments whose value is derived from                 2-4                Management
an underlying contract, index or security, or any                                       Market
combination thereof, including futures, options                                         Credit
(e.g., put and calls), options on futures, swap                                         Liquidity
agreements, and some mortgage-backed securities.                                        Leverage

FOREIGN SECURITIES: Commercial paper of foreign                      3                  Market
issuers and obligations of foreign banks, overseas                                      Political
branches of U.S. banks and supranational entities.                                      Liquidity
                                                                                        Foreign Investment

ILLIQUID SECURITIES: Securities that ordinarily cannot be            1-4                Liquidity
sold within seven business days at the value the Fund
has estimated for them. Each HighMark Money Market Fund
may invest up to 10% of its net assets in illiquid securities.

INSTRUMENT                                                           FUND CODE          RISK TYPE
INVESTMENT COMPANY SECURITIES: Shares of registered investment       2-4                Market
companies. These may include HighMark Money Market Funds
and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. Each Fund may invest up to 5% of its assets in the Shares of any one registered investment company that has an investment objective similar to the Fund's.
A Fund may not, however, own more than 3% of the securities
of any one registered investment company or invest more than
10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or better          2, 3               Market
by S&P; Baa or better by Moody's; similarly rated by other                              Credit
nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by the Adviser.

MORTGAGE-BACKED SECURITIES: Securities backed by real                2, 3               Pre-payment
estate loans and pools of loans. These include                                          Market
collateralized mortgage obligations (CMOs) and                                          Credit
real estate mortgage investment conduits (REMICs).                                      Regulatory

MUNICIPAL SECURITIES: Securities issued by a state or                2                  Market
political subdivision to obtain funds for various public                                Credit
purposes. Municipal securities include private activity bonds                           Political
and industrial development bonds, as well as general                                    Tax
obligation bonds, tax anticipation notes, bond anticipation                             Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds:
GENERAL-OBLIGATION BONDS, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and REVENUE BONDS, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

INSTRUMENT                                                           FUND CODE          RISK TYPE
PARTICIPATION INTERESTS: Interests in municipal                      2                  Market
securities from financial institutions such                                             Liquidity
as commercial and investment banks, savings and loan                                    Credit
associations and insurance companies. These interests                                   Tax
are usually structured as some form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these interests to obtain credit enhancement on demand features that would be
available through direct ownership of the underlying municipal securities.

REPURCHASE AGREEMENTS: The purchase of a security                    2-4                Market
and the simultaneous commitment to return the                                           Leverage
security to the seller at an agreed upon price on an agreed
upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security                 2-4                Market
and the simultaneous commitment to buy the security back                                Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the           1-4                Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of the              2-4                Market
Fund's total assets. In return the Fund receives                                        Leverage
cash, other securities and/or letters of credit.                                        Liquidity
                                                                                        Credit

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                        2, 3               Credit
issued by governments and political sub-divisions.                                      Liquidity
                                                                                        Market
                                                                                        Tax

TIME DEPOSITS: Non-negotiable receipts issued by a                   2, 3               Liquidity
bank in exchange for a deposit of money.                                                Credit
                                                                                        Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment            3, 4               Market
growth receipts, and certificates of accrual of
Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 2-4                Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-4                Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured                       2-4                Credit
demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between HighMark Funds and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of principal and accrued interest at specified intervals.

INSTRUMENT                                                           FUND CODE          RISK TYPE
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             2-4                Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to a                               Market
Fund on demand.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1-4                Market
A purchase of, or contract to purchase, securities at a fixed                           Leverage
price for delivery at a future date. The portfolio managers of                          Liquidity
each Fund expect that commitments to enter into forward                                 Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.

YANKEE BONDS AND SIMILAR OBLIGATIONS: U.S. dollar-                   3                  Market
denominated bonds issued by foreign corporations                                        Credit
or governments. Sovereign bonds are those issued by the
government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by
Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1-4                Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and their maturity value.

GLOSSARY OF
INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. Foreign governments may adopt currency controls or otherwise limit or prevent investors from transferring their capital out of a country. In addition, adverse fluctuations in the U.S. dollar's value versus other currencies may reverse gains or widen losses from investments denominated in foreign currencies. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are generally greater in the emerging markets than in the developed markets of Europe and Japan.

INTEREST-RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes or even governmental collapse and war.

PREPAYMENT RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

[LOGO] HIGHMARK(R)
       FUNDS

445 South Figueroa Street, Suite 306
Los Angeles, CA  90071

www.highmarkfunds.com

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94104

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS MUTUAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL: write to us at
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                                                 84822-A (11/01)

MONEY MARKET

CLASS S SHARES

PROSPECTUS

100% U.S. TREASURY MONEY MARKET FUND

CALIFORNIA TAX-FREE MONEY MARKET FUND

DIVERSIFIED MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

NOVEMBER 30, 2001

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

[LOGO] HIGHMARK(R)
       FUNDS

PROSPECTUS

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class S Shares of HighMark's Money Market Funds that you should know before investing. Each Fund also offers two additional classes of Shares called Fiduciary Shares and Class A Shares which are offered in separate prospectuses. In addition, the HighMark U.S. Government Money Market Fund offers a class of Shares called Class B Shares.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the HighMark Funds.

INDIVIDUAL HIGHMARK FUND PROFILES
100% U.S. Treasury Money Market Fund                      2
California Tax-Free Money Market Fund                     5
Diversified Money Market Fund                             8
U.S. Government Money Market Fund                        11

SHAREOWNER GUIDE - HOW TO INVEST IN THE
HIGHMARK FUNDS

Choosing a Share Class                                   14
Buying and Selling Shares                                14
Fees for Distribution of Shares                          14
Transaction Policies                                     14
Dividends                                                15
Taxes                                                    15

MORE ABOUT THE HIGHMARK FUNDS

Investment Management                                    16
Financial Highlights                                     17
Investment Practices                                     18
Glossary of Investment Risks                             21

FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION

Each HighMark Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific HighMark Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities are traded.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE HIGHMARK FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

[AMPERSAND ICON] FUND SUMMARY

[QUOTATIONS ICON] INVESTMENT STRATEGY

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

[AT SIGN ICON] PERFORMANCE INFORMATION

[QUESTION MARK ICON] DID YOU KNOW?

[NUMBER SIGN ICON] FUND INFORMATION

[DOLLAR SIGN ICON] FEES AND EXPENSES

HIGHMARK MONEY MARKET FUNDS

100% U.S. TREASURY MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                U.S. Treasury obligations

PRINCIPAL INVESTMENT STRATEGY   Invests exclusively in short-term U.S. Treasury
                                obligations

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Highly risk averse investors seeking current
                                income from a money market fund that invests entirely in U.S. Treasury securities

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark 100% U.S. Treasury Money Market Fund seeks current income with liquidity and stability of principal. The Fund invests exclusively in U.S. Treasury securities and separately traded components of those securities called "STRIPs."

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates

- Buying and selling activity in the Treasury market as a whole and/or for individual Treasury securities

-    Imbalances in the supply of Treasuries relative to demand

-    The appropriateness of particular securities to the Fund's objectives

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 18.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

For more information about these risks, please see "Glossary of Investment Risks" on page 21.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.

[CHART]

2000       18.22%

BEST QUARTER      WORST QUARTER
     %                  %
 (       )          (       )


*    THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE
     FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS   %


THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.


                                                      SINCE CLASS
                       1 YEAR    5 YEARS   10 YEARS    INCEPTION
100% U.S. TREASURY
MONEY MARKET FUND
Class S Shares            %        %(a)      %(a)         %*


*    Since 11/30/99.

(a) Prior to 11/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 8/10/87, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark 100% U.S. Treasury Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

           CLASS        CUSIP         TICKER
           Class S      431112606     HUSXX

[QUESTION MARK ICON] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                                              CLASS S
                                                                                              SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)              0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                        0%
Redemption Fee (as a percentage of amount redeemed, if applicable)                               0%
ANNUAL FUND OPERATING EXPENSES
                                                                                              CLASS S
                                                                                              SHARES
Investment Advisory Fees                                                                      0.30%*
Distribution and/or Service (12b-1) Fees                                                      0.55%
Other Expenses                                                                                    %*
                                                                                              ------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                           %*


*    During the past fiscal year, the Adviser waived       % of its investment
     advisory fee and other expenses were waived by 0.02%. These waivers and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses for the past fiscal year were as follows:


                                                          CLASS S
                                                          SHARES
Investment Advisory Fees                                   0.25%
Distribution and/or Service (12b-1) Fees                   0.55%
Other Expenses                                             0.22%
                                                           -----
   Total Annual Fund Operating Expenses                    1.02%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
CLASS S SHARES            $         $         $          $

CALIFORNIA TAX-FREE MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                To seek current income exempt from federal and
                               California state income taxes with liquidity and stability of principal

INVESTMENT FOCUS               California tax-free money market securities

PRINCIPAL INVESTMENT STRATEGY  Attempts to invest in high-quality, short-term
                               California tax-free securities

SHARE PRICE VOLATILITY         Low

INVESTOR PROFILE               California residents seeking income exempt from
                               federal and California state personal income taxes

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark California Tax-Free Money Market Fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with the preservation of capital and stability of principal.

To pursue this goal, the Fund normally invests at least 80% of its total assets in short-term, HIGH-QUALITY California MUNICIPAL SECURITIES. It may also invest in non-rated securities that the portfolio managers judge to be of comparably high quality. At times the Fund may also invest up to 10% of its assets in other mutual funds with similar objectives. The Fund may, in addition, invest up to 20% in short-term obligations that pay interest which is not exempt from California personal income taxes, federal income taxes and/or the alternative minimum tax.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio maturity of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates

- Buying and selling activity in the California municipal securities market as a whole and/or for individual securities

-    Imbalances in the supply of securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives

In an effort to preserve the value of your investment under volatile market conditions, the managers may temporarily invest a significant amount of the Fund's assets in very short-term taxable obligations called money market securities. They may also do so when there is not a sufficient supply of California municipal securities that meet their investment criteria.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 18.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the FOLLOWING PRINCIPAL RISKS:

STATE SPECIFIC RISK: By concentrating its investments in California, the Fund may be more vulnerable to unfavorable developments in that state than funds that are more geographically diversified.

INTEREST-RATE RISK: The possibility that the Fund's investments will decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its obligations. The lower a security's rating, the greater its credit risk. For more information about these risks, please see "Glossary of Investment Risks" on page 21.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.

[CHART]

2000       18.22%

BEST QUARTER   WORST QUARTER
    %                %
(       )        (       )


*    THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S
     TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS   %.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.


                                                  SINCE CLASS
                            1 YEAR     5 YEARS     INCEPTION
CALIFORNIA TAX-FREE
MONEY MARKET FUND(1)
  Class S Shares               %         %(a)           %*


(1) The performance data includes the performance of the Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with the HighMark California Tax-Free Money Market Fund on 4/25/97.

*    Since 11/30/99.

(a) Prior to 11/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 6/10/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark California Tax-Free Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

[NUMBER SIGN ICON] FUND INFORMATION

CLASS        CUSIP         TICKER
Class S      431112705     HCSXX

[QUESTION MARK ICON] DID YOU KNOW?

MUNICIPAL SECURITIES are issued by California and other states, cities and municipalities to help finance utilities, schools, public works projects and facilities, among other things.

HIGH-QUALITY SECURITIES are those rated in the top two credit rating categories by nationally recognized rating agencies such as Standard & Poor's.

[DOLLAR SIGN ICON]FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold fund shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                                                                     CLASS S
                                                                                                                     SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                                     0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                               0%
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                      0%
ANNUAL FUND OPERATING EXPENSES
                                                                                                                     CLASS S
                                                                                                                     SHARES
Investment Advisory Fees                                                                                              0.30%*
Distribution and/or Service (12b-1) Fees                                                                              0.55%
Other Expenses                                                                                                            %*
                                                                                                                      ------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                   %*


* During the past fiscal year, the Adviser waived % of its investment advisory fee until 11/30/99, when the waiver was reduced to %. Other expenses were waived by 0.02%. These waivers are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses for the past fiscal year were as follows:

                                                          CLASS S
                                                          SHARES
Investment Advisory Fees                                   0.20%
Distribution and/or Service (12b-1) Fees                   0.55%
Other Expenses                                             0.22%
                                                           -----
   Total Annual Fund Operating Expenses                    0.97%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
CLASS S SHARES            $         $         $         $

DIVERSIFIED MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                High-quality, short-term debt securities

PRINCIPAL INVESTMENT STRATEGY   Employs top-down analysis of economic and market
                                factors to select Fund investments

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Short-term or risk-averse investors seeking our
                                typically highest-yielding money market fund

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark Diversified Money Market Fund seeks to generate current income with liquidity and stability of principal. To pursue this goal, the Fund invests primarily in high-quality, short-term debt securities. "High-quality" securities are those that at least one nationally recognized rating agency such as Standard & Poor's has judged financially strong enough to be included in its highest credit-quality category for short-term securities. The Fund may also invest in nonrated securities if the portfolio managers believe they are of comparably high quality.

In choosing investments for the Fund, the portfolio managers consider several factors, including:

-    The outlook for interest rates

- Buying and selling activity in the high-quality, short-term securities market as a whole and/or for individual securities

- Current imbalances in the supply of high-quality, short-term securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a maturity of no more than 397 days.

Although the portfolio managers strive to ensure that the Fund is diversified, from time to time they may concentrate the Fund's assets in certain securities issued by U.S. banks, U.S. branches of foreign banks and foreign branches of U.S. banks, to the extent permitted under applicable SEC guidelines, if they believe it is in the best interest of the Fund's shareholders.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 18.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

INTEREST-RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 21.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

[AT SIGN ICON] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.

[CHART]

2000       18.22%

BEST QUARTER         WORST QUARTER
     %                    %
 (       )            (       )


*    THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE
     FUND'S TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS    %.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.


                                                  SINCE CLASS
                             1 YEAR     5 YEARS    INCEPTION
DIVERSIFIED MONEY
MARKET FUND(1)
  Class S Shares                %         %(a)        %*


(1) Performance data includes the performance of the Stepstone Money Market Fund for the period prior to its consolidation with the HighMark Diversified Money Market Fund on 4/25/97.

*    Since 11/30/99.

(a) Prior to 11/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 2/1/91, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark Diversified Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings. To obtain current yield information for the Fund, please call 1-800-433-6884.

                                                                     (CONTINUED)

[NUMBER SIGN ICON] FUND INFORMATION

CLASS        CUSIP         TICKER
Class S      431112408     HDSXX

[QUESTION MARK ICON] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

[DOLLAR SIGN ICON] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                                          CLASS S
                                                                                          SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)         0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                   0%
Redemption Fee (as a percentage of amount redeemed, if applicable)                          0%
ANNUAL FUND OPERATING EXPENSES
                                                                                          CLASS S
                                                                                          SHARES
Investment Advisory Fees                                                                   0.30%
Distribution and/or Service (12b-1) Fees                                                   0.55%
Other Expenses                                                                                 %*
                                                                                           ------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                        %*


*    For the past fiscal year, other expenses were waived by    %. These waivers
     are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses for the past fiscal year were as follows:

                                                          CLASS S
                                                          SHARES
Investment Advisory Fees                                   0.30%
Distribution and/or Service (12b-1) Fees                   0.55%
Other Expenses                                             0.22%
                                                           -----
   Total Annual Fund Operating Expenses                    1.07%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
CLASS S SHARES            $         $         $          $

U.S. GOVERNMENT MONEY MARKET FUND

[AMPERSAND ICON] FUND SUMMARY

INVESTMENT GOAL                 To seek current income with liquidity and
                                stability of principal

INVESTMENT FOCUS                Short-term obligations issued or guaranteed by
                                the U.S. government and its agencies

PRINCIPAL INVESTMENT STRATEGY   Employs top-down analysis of economic and market
                                factors to select Fund investments

SHARE PRICE VOLATILITY          Low

INVESTOR PROFILE                Short-term or risk-averse investors seeking a
                                money market fund investing primarily in U.S.
                                government obligations

[QUOTATIONS ICON] INVESTMENT STRATEGY

HighMark U.S. Government Money Market Fund seeks current income with liquidity and stability of principal. To pursue this goal, the Fund invests exclusively in short-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as the Government National Mortgage Association ("Ginnie Mae") and the U.S. Export-Import Bank. Some of these debt obligations may be subject to repurchase agreements.

To limit the Fund's interest-rate risk, the Fund's managers will maintain an average weighted portfolio MATURITY of 90 days or less. In addition, each individual security in the portfolio will have a MATURITY of no more than 397 days.

In choosing investments for the Fund, the portfolio managers consider such factors as:

-    The outlook for interest rates

- Buying and selling activity in the U.S. government securities market as a whole and/or for individual securities

-    Imbalances in the supply of U.S. government securities relative to demand

-    The appropriateness of particular securities to the Fund's objectives.

For a more complete description of the securities in which the Fund can invest, please see "Investment Practices" on page 18.

[EXCLAMATION POINT ICON] WHAT ARE THE MAIN RISKS OF INVESTING IN THIS FUND?

Your investment in the Fund may be subject to the following principal risks:

INTEREST-RATE RISK: The possibility that the Fund's investments may decline in value due to an increase in interest rates, or that the Fund's yield will decrease due to declining interest rates.

CREDIT RISK: The possibility that an issuer cannot make timely interest and principal payments on its securities. In general, the lower a security's credit rating, the higher its credit risk.

For more information about these risks, please see "Glossary of Investment Risks" on page 21.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A., ITS AFFILIATES OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                                     (CONTINUED)

[AT SIGN ICON] PERFORMANCE INFORMATION


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CLASS S SHARES FROM YEAR TO YEAR.

[CHART]

2000       18.22%

BEST QUARTER   WORST QUARTER
    %                %
(       )        (       )


*    THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S
     TOTAL RETURN FROM 1/1/2001 TO 9/30/2001 WAS    %.

THIS TABLE SHOWS THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/00.


                                                       SINCE CLASS
                        1 YEAR    5 YEARS   10 YEARS     INCEPTION
U.S. GOVERNMENT
MONEY MARKET FUND
  Class S Shares           %       %(a)       %(a)         %*


*    Since 11/30/99.

(a) Prior to 11/30/99, performance for Class S Shares is based on Fiduciary Share performance. Fiduciary Shares, which were first offered 8/10/87, are not offered in this prospectus; however, because they are invested in the same portfolio of securities, annual returns for the two classes would be substantially similar. The performance of the Fiduciary Shares does not reflect Class S Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

YIELD

The income a fund generates is commonly referred to as its "yield". For money market funds in particular, yield is a more useful indication than total return of how a portfolio is performing. As a result, advertisements and other communications about the HighMark U.S. Government Money Market Fund will typically mention the portfolio's yield. There are various types of yield, including current or 7-day yield and effective yield. All mutual funds must use the same formulas to calculate each of these yields.

The formula for effective yield assumes that investors take advantage of compounding by reinvesting their dividends; current or seven-day yield does not make the same assumption. As a result, a portfolio's effective yield typically will be slightly higher than its current or seven-day yield. Both types of yield will tend to fluctuate daily due to such factors as a fund's interest-rate exposure as well as the type and credit quality of its portfolio holdings.

To obtain current yield information for the Fund, please call 1-800-433-6884.

[NUMBER SIGN ICON] FUND INFORMATION

CLASS        CUSIP         TICKER
Class S      431112507     HGSXX

[QUESTION MARK ICON] DID YOU KNOW?

A portfolio's level of interest rate exposure is commonly indicated by the term MATURITY. Generally speaking, the longer a portfolio's maturity, the greater its level of interest rate exposure and, in turn, its risk/return potential.

[DOLLAR SIGN ICON]FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold fund shares. The first table describes the fees you would pay directly from your investment if you buy or sell Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

SHAREHOLDER FEES
                                                                                                 CLASS S
                                                                                                 SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                          0%
Redemption Fee (as a percentage of amount redeemed, if applicable)                                 0%
ANNUAL FUND OPERATING EXPENSES
                                                                                                 CLASS S
                                                                                                 SHARES
Investment Advisory Fees                                                                          0.30%
Distribution and/or Service (12b-1) Fees                                                          0.55%
Other Expenses                                                                                        %
                                                                                                  ------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                               %*


*    For the past fiscal year, other expenses were waived by    %. These waivers
     and reimbursements are voluntary and may be terminated at any time. Accordingly, the Fund's actual annual operating expenses for the past fiscal year were as follows:


                                                          CLASS S
                                                          SHARES
Investment Advisory Fees                                   0.30%
Distribution and/or Service (12b-1) Fees                   0.55%
Other Expenses                                             0.22%
                                                           -----
   Total Annual Fund Operating Expenses                    1.07%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR    3 YEARS   5 YEARS   10 YEARS
CLASS S SHARES            $         $         $         $

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARKFUNDS

Before you invest, we encourage you to carefully read the HighMark Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, which have different expenses and other characteristics. Only one class of Fund Shares, Class S Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Class S Shares:

CLASS S SHARES

-    No sales charge.

-    Distribution (12b-1) fees of 0.55%.

- Available only to investors in Union Bank of California, N.A.'s Corporate Sweep service.

FOR THE ACTUAL PAST EXPENSES OF THE CLASS S SHARES, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

THE FUNDS ALSO OFFER CLASS A AND FIDUCIARY SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. THE U.S. GOVERNMENT MONEY MARKET FUND ALSO OFFERS CLASS B SHARES (CLASS A AND CLASS B SHARES ARE COLLECTIVELY "RETAIL SHARES"). FIDUCIARY SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

BUYING AND SELLING SHARES

Class S Shares are designed to provide convenience through automatic investment of uninvested cash balances of those investors in Union Bank of California's Corporate Sweep service. If you participate in the sweep service, you may choose a Fund as your "primary fund" and uninvested cash balances in your account will be automatically invested in Class S Shares of your primary fund, according to the terms and conditions of your account agreement with Union Bank of California. Class S Shares of a primary fund also will be sold to cover any negative cash balance in your account, according to the terms and conditions of your account agreement. Union Bank of California will maintain an omnibus account with the Fund for its sweep customers.

Please contact Union Bank of California for more information.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class S Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for Class S Shares is as follows:

                                  PERCENTAGE OF AVERAGE
SHARE CLASS                         DAILY NET ASSETS
Class S                                   0.55%

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value is calculated according to the following formula:

   (Total mkt. value of the Fund's investments and other assets - any Fund liabilities)
   DIVIDED BY Total number of the Fund's Shares outstanding
   = Fund's net asset value

We determine the net asset value (NAV) of each HighMark Money Market Fund as of 11:00 a.m. Pacific time (2:00 p.m. Eastern time) every business day, based on the amortized cost of the Fund's assets. Amortized cost does not take into account unrealized capital gains or losses. We strive to keep each money market fund's NAV at a constant $1.00, but there is a remote possibility that you could lose money by investing in the Funds. If the amortized cost of a Fund's assets is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information.

BUY AND SELL PRICES. When you buy Shares you pay the net asset value next determined after we receive your order. When you sell Shares, you receive proceeds based on the net asset value next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the HighMark Money Market Funds on any day when both the Federal Reserve Wire System and the New York Stock Exchange are open for business (hereafter referred to as a "business day").

- PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it after we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

- PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that we have received your order by the following times:

     -    California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
          ET)

     -    100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon
          ET)

     -    Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

     -    U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

In addition, you must wire the money you wish to invest to our Transfer Agent prior to 11:00 a.m. PT (2:00 p.m. ET). If we do not receive your order or the money you plan to wire by these deadlines, we will execute your order the following business day or whenever we have received your order and/or payment.

- SELLING SHARES: To sell Shares on any one business day, you must place your redemption order by the following times:

     -    California Tax-Free Money Market Fund: Before 8:00 a.m. PT (11:00 a.m.
          ET)

     -    100% U.S. Treasury Money Market Fund: Before 9:00 a.m. PT (12:00 noon
          ET)

     -    Diversified Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

     -    U.S. Government Money Market Fund: Before 11:00 a.m. PT (2:00 p.m. ET)

If we do not receive your request by the times listed above, we will execute your order the following business day.

DIVIDENDS

We declare each HighMark Money Market Fund's net income at the close of each business day and pay any dividends to shareholders monthly.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s), unless you notify our Transfer Agent that you want to receive your distributions in cash. To do so, send a letter with your request, including your name and account number, to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We've summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. In addition, if you are not a resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, so please consult your tax adviser for the most up-to-date information and specific guidance about your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the Statement of Additional Information.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the Fund's shares and, as with all sales and redemptions of Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS


- FEDERAL TAXES: The IRS treats any dividends and short-term capital gains you receive from the Funds as ordinary income.

- STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

- TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

- "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

- REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF THE HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND: We expect that the income dividends you receive from the Fund will be exempt from federal and California state personal income taxes. The IRS will tax any short-term capital gains you receive from the Fund as ordinary income. If you receive Social Security or railroad retirement benefits, you should consult your tax adviser to determine whether investing in the Fund could increase the federal taxation of such benefits. In addition, some of the income you receive from the Fund may be included in the computation of federal and state alternative minimum tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR INVESTMENTS AND TAX SITUATION.

MORE ABOUT THE HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc., serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of the HighMark Funds' Board of Trustees.

HighMark Capital Management is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California, N.A. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi Tokyo Financial Group, Inc. As of September 30, 2001, UnionBanCal
Corporation and its subsidiaries had approximately $    billion in consolidated
assets. As of the same date, HighMark Capital Management had over $     billion
in assets under management. HighMark Capital Management (and its predecessors), with a team of approximately 50 stock and bond research analysts, portfolio managers and traders, has been providing investment management services to individuals, institutions and large corporations since 1917.

Over the past fiscal year, the Funds paid the following management fees to HighMark Capital Management:

FUND                                      % OF NET ASSETS
100% U.S. Treasury
   Money Market Fund                      0.25%
California Tax-Free
   Money Market Fund                          %
Diversified Money
   Market Fund                            0.30%
U.S Government
   Money Market Fund                      0.30%

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the finanacial statements audited by _____________ as noted in _____________ report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.


                                                    INVESTMENT ACTIVITIES               DISTRIBUTIONS

                                                                      NET
                                                                    REALIZED
                                                 NET                  AND                            NET               NET
                                                ASSET              UNREALIZED                       ASSET            ASSETS,
                                                VALUE,     NET     GAIN (LOSS)    NET               VALUE,             END
                                              BEGINNING INVESTMENT     ON      INVESTMENT CAPITAL    END     TOTAL  OF PERIOD
                                              OF PERIOD   INCOME   INVESTMENTS   INCOME    GAINS  OF PERIOD RETURN+   (000)
100% U.S. TREASURY MONEY MARKET FUND

CLASS S SHARES
For the period ended July 31,:
2001
2000 (1)                                        $1.00     0.037         --       (0.037)    --      $1.00    3.81%  $  693,771

CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS S SHARES
For the period ended July 31,:
2001
2000 (1)                                        $1.00     0.021         --       (0.021)    --      $1.00    2.09%  $   88,098

DIVERSIFIED MONEY MARKET FUND

CLASS S SHARES
For the period ended July 31,:
2001
2000 (1)                                        $1.00     0.041         --       (0.041)    --      $1.00    4.21%  $1,575,659

U.S. GOVERNMENT MONEY MARKET FUND

CLASS S SHARES
For the period ended July 31,:
2001
2000 (1)                                        $1.00     0.040         --       (0.040)    --      $1.00    4.09%  $  120,125
                                                                                      RATIO OF
                                                              RATIO     RATIO OF    NET INVESTMENT
                                                           OF EXPENSES     NET        INCOME TO
                                                 RATIO      TO AVERAGE  INVESTMENT     AVERAGE
                                               OF EXPENSES  NET ASSETS   INCOME       NET ASSETS
                                               TO AVERAGE   EXCLUDING   TO AVERAGE    EXCLUDING
                                               NET ASSETS* FEE WAIVERS* NET ASSETS*  FEE WAIVERS*
100% U.S. TREASURY MONEY MARKET FUND

CLASS S SHARES
For the period ended July 31,:
2001
2000 (1)                                          1.02%       1.09%        4.55%        4.48%

CALIFORNIA TAX-FREE MONEY MARKET FUND

CLASS S SHARES
For the period ended July 31,:
2001
2000 (1)                                          0.96%       1.09%        2.48%        2.35%

DIVERSIFIED MONEY MARKET FUND

CLASS S SHARES
For the period ended July 31,:
2001
2000 (1)                                          1.07%       1.09%        5.02%        5.00%

U.S. GOVERNMENT MONEY MARKET FUND

CLASS S SHARES
For the period ended July 31,:
2001
2000 (1)                                          1.07%       1.09%        4.85%        4.83%

AMOUNTS DESIGNATED AS "-" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

(1)  Commenced operations on September 30, 1999.

+    Total return is for the period indicated and has not been annualized.

*    Annualized.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                            FUND CODE
100% U.S. Treasury Money Market Fund                                 1

California Tax-Free Money Market Fund                                2

Diversified Money Market Fund                                        3

U.S. Government Money Market Fund                                    4
INSTRUMENT                                                           FUND               RISK TYPE
ASSET-BACKED SECURITIES: Securities backed by receivables,           2, 3               Pre-payment
home equity loans, truck and auto loans, leases, credit                                 Market
card receivables and other securities backed by                                         Credit
other types of receivables or assets.                                                   Regulatory

BANKERS' ACCEPTANCES: Bills of exchange or time drafts               2, 3               Credit
drawn on and accepted by a commercial bank. They                                        Liquidity
generally have maturities of six months or less.                                        Market

BONDS: Interest-bearing or discounted government                     2-4                Market
or corporate securities that obligate the issuer to                                     Political
pay the bondholder a specified sum of money,                                            Liquidity
usually at specific intervals, and to repay the                                         Foreign Investment
principal amount of the loan at maturity.

CERTIFICATES OF DEPOSIT: Negotiable instruments                      2, 3               Market
with a stated maturity.                                                                 Credit
                                                                                        Liquidity

COMMERCIAL PAPER: Secured and unsecured short-term                   2-4                Credit
promissory notes issued by corporations and other entities.                             Liquidity
Maturities generally vary from a few days to nine months.                               Market

DEMAND NOTES: Securities that are subject to puts and                2-4                Market
standby commitments to purchase the securities at a fixed                               Liquidity
price (usually with accrued interest) within a fixed period                             Management
of time following demand by a Fund.

DERIVATIVES: Instruments whose value is derived from                 2-4                Management
an underlying contract, index or security, or any                                       Market
combination thereof, including futures, options                                         Credit
(e.g., put and calls), options on futures, swap                                         Liquidity
agreements, and some mortgage-backed securities.                                        Leverage

FOREIGN SECURITIES: Commercial paper of foreign                      3                  Market
issuers and obligations of foreign banks, overseas                                      Political
branches of U.S. banks and supranational entities.                                      Liquidity
                                                                                        Foreign Investment

ILLIQUID SECURITIES: Securities that ordinarily cannot be            1-4                Liquidity
sold within seven business days at the value the Fund
has estimated for them. Each HighMark Money Market Fund
may invest up to 10% of its net assets in illiquid securities.

INSTRUMENT                                                           FUND               RISK TYPE
INVESTMENT COMPANY SECURITIES: Shares of registered investment       2-4                Market
companies. These may include HighMark Money Market Funds
and other registered investment companies for which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor. Each Fund may invest up to 5% of its assets in the Shares of any one registered investment company that has an investment objective similar to the Fund's.
A Fund may not, however, own more than 3% of the securities
of any one registered investment company or invest more than
10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.

INVESTMENT GRADE SECURITIES: Securities rated BBB or better          2, 3               Market
by S&P; Baa or better by Moody's; similarly rated by other                              Credit
nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by the Adviser.

MORTGAGE-BACKED SECURITIES: Securities backed by real                2, 3               Pre-payment
estate loans and pools of loans. These include                                          Market
collateralized mortgage obligations (CMOs) and                                          Credit
real estate mortgage investment conduits (REMICs).                                      Regulatory

MUNICIPAL SECURITIES: Securities issued by a state or                2                  Market
political subdivision to obtain funds for various public                                Credit
purposes. Municipal securities include private activity bonds                           Political
and industrial development bonds, as well as general                                    Tax
obligation bonds, tax anticipation notes, bond anticipation                             Regulatory
notes, revenue anticipation notes, project notes, other
short-term tax-exempt obligations, municipal leases, and
obligations of municipal housing authorities (single
family revenue bonds).

There are two general types of municipal bonds:
General-obligation bonds, which are secured by the taxing power of the issuer (and, in California, have the approval of voters) and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax.
These include, but are not limited, to certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district
(Mello-Roos) issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.

PARTICIPATION INTERESTS: Interests in municipal                      2                  Market
securities from financial institutions such                                             Liquidity
as commercial and investment banks, savings and loan                                    Credit
associations and insurance companies. These interests                                   Tax
are usually structured as some form of indirect ownership
that allows the Fund to treat the income from the
investment as exempt from federal income tax. The Fund
invests in these interests to obtain credit enhancement on
demand features that would be available through direct
ownership of the underlying municipal securities.

INSTRUMENT                                                           FUND               RISK TYPE
REPURCHASE AGREEMENTS: The purchase of a security                    2-4                Market
and the simultaneous commitment to return the                                           Leverage
security to the seller at an agreed upon price on an agreed
upon date. This is treated as a loan.

REVERSE REPURCHASE AGREEMENT: The sale of a security                 2-4                Market
and the simultaneous commitment to buy the security back                                Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.

RESTRICTED SECURITIES: Securities not registered under the           1-4                Liquidity
Securities Act of 1933, such as privately placed commercial                             Market
paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of the              2-4                Market
Fund's total assets. In return the Fund receives                                        Leverage
cash, other securities and/or letters of credit.                                        Liquidity
                                                                                        Credit

TAX-EXEMPT COMMERCIAL PAPER: Commercial paper                        2, 3               Credit
issued by governments and political sub-divisions.                                      Liquidity
                                                                                        Market
                                                                                        Tax

TIME DEPOSITS: Non-negotiable receipts issued by a                   2, 3               Liquidity
bank in exchange for a deposit of money.                                                Credit
                                                                                        Market

TREASURY RECEIPTS: Treasury receipts, Treasury investment            3, 4               Market
growth receipts, and certificates of accrual of Treasury securities.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                 2-4                Market
by agencies and instrumentalities of the U.S. government.                               Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                      1-4                Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured                       2-4                Credit
demand notes that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct
lending arrangements between HighMark Funds and the issuer,
they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
principal and accrued interest at specified intervals.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             2-4                Credit
interest rates that are reset daily, weekly, quarterly or on                            Liquidity
some other schedule. Such instruments may be payable to a                               Market
Fund on demand.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1-4                Market
A purchase of, or contract to purchase, securities at a fixed                           Leverage
price for delivery at a future date. The portfolio managers of                          Liquidity
each Fund expect that commitments to enter into forward                                 Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.

INSTRUMENT                                                           FUND               RISK TYPE
YANKEE BONDS AND SIMILAR OBLIGATIONS: U.S. dollar-                   3                  Market
denominated bonds issued by foreign corporations                                        Credit
or governments. Sovereign bonds are those issued
by the government of a foreign country. Supranational
bonds are those issued by supranational entities, such
as the World Bank and European Investment Bank.
Canadian bonds are those issued by Canadian provinces.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1-4                Credit
debt that pay no interest, but are issued at a discount from                            Market
their value at maturity. When held to maturity, their entire                            Zero Coupon
return equals the difference between their issue price and
their maturity value.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. Foreign governments may adopt currency controls or otherwise limit or prevent investors from transferring their capital out of a country. In addition, adverse fluctuations in the U.S. dollar's value versus other currencies may reverse gains or widen losses from investments denominated in foreign currencies. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are generally greater in the emerging markets than in the developed markets of Europe and Japan.

INTEREST-RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. This risk should be modest for shorter-term securities and high for longer-term securities. Interest-rate risk also involves the risk that falling interest rates will cause a Fund's income, and thus its total return, to decline. This risk is generally greater for shorter-term securities and lower for longer-term securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a Fund.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes or even governmental collapse and war.

PREPAYMENT RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. The investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may decrease a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment risk generally increases when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment risk it poses.

REGULATORY RISK. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses and state usury laws.

TAX RISK. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

NOTES

[LOGO] HIGHMARK(R)
       FUNDS

445 South Figueroa Street, Suite 306
Los Angeles, CA  90071

www.highmarkfunds.com

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER
HIGHMARK CAPITAL MANAGEMENT, INC.
475 Sansome Street
San Francisco, CA 94104

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
475 Sansome Street
San Francisco, CA 94104

ADMINISTRATOR & DISTRIBUTOR
SEI INVESTMENTS MUTUAL FUNDS SERVICES
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005

AUDITORS
DELOITTE & TOUCHE LLP
50 Fremont Street
San Francisco, CA 94105-2230

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Funds' holdings and contain information on the market conditions and investment strategies that significantly affected the HighMark Funds' performance during the last year.

To obtain the SAI, the Annual or Semi-Annual Reports free of charge, or for more information:

BY TELEPHONE:  call 1-800-433-6884

BY MAIL: write to us at
SEI Investments Distribution Co.
1 Freedom Valley Drive
Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI, the Annual and Semi-Annual Reports, and other information about the HighMark Funds, from the SEC's Web site (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, 450 5th Street, N.W., Washington, DC 20549-6009.

HighMark Funds' Investment Company Act registration number is 811-05059.

                                                                 84823-S (11/01)

                                 HIGHMARK FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 30, 2001

           This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the HighMark Equity and Fixed Income Funds and the HighMark Money Market Funds, each of which is dated November 30, 2001, (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into these Prospectuses. Copies of the Prospectuses may be obtained by writing the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                TABLE OF CONTENTS

                                                                                                                         PAGE
HIGHMARK FUNDS                                                                                                             1
INVESTMENT OBJECTIVES AND POLICIES                                                                                         2
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS                                                                            3
           EQUITY SECURITIES                                                                                               3
           DEBT SECURITIES                                                                                                 3
           CONVERTIBLE SECURITIES                                                                                          3
           ASSET-BACKED SECURITIES (NON-MORTGAGE)                                                                          4
           BANK INSTRUMENTS                                                                                                5
           COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES                                                        6
           LENDING OF PORTFOLIO SECURITIES                                                                                 6
           REPURCHASE AGREEMENTS                                                                                           6
           REVERSE REPURCHASE AGREEMENTS                                                                                   7
           U.S. GOVERNMENT OBLIGATIONS                                                                                     7
           MORTGAGE-RELATED SECURITIES                                                                                     8
           ADJUSTABLE RATE NOTES                                                                                          10
           MUNICIPAL SECURITIES                                                                                           11
           INVESTMENTS IN CALIFORNIA MUNICIPAL SECURITIES BY THE CALIFORNIA TAX-FREE MONEY
           MARKET FUND AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND                                                 15
           PUTS                                                                                                           18
           SHARES OF MUTUAL FUNDS                                                                                         19
           WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS                                                                 19
           ZERO-COUPON SECURITIES                                                                                         20
           OPTIONS (PUTS AND CALLS) ON SECURITIES                                                                         20
           COVERED CALL WRITING                                                                                           21
           PURCHASING CALL OPTIONS                                                                                        22
           PURCHASING PUT OPTIONS                                                                                         22
           OPTIONS IN STOCK INDICES                                                                                       22
           RISK FACTORS IN OPTIONS TRANSACTIONS                                                                           23
           FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS                                                            24
           FUTURES CONTRACTS ON SECURITIES                                                                                25
           OPTIONS ON SECURITIES' FUTURES CONTRACTS                                                                       26
           RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS                                      26
           INDEX FUTURES CONTRACTS                                                                                        27
           OPTIONS ON INDEX FUTURES CONTRACTS                                                                             28
           FOREIGN INVESTMENT                                                                                             28
           FOREIGN CURRENCY TRANSACTIONS                                                                                  30
           TRANSACTION HEDGING                                                                                            30
           POSITION HEDGING                                                                                               30

           CURRENCY FORWARD AND FUTURES CONTRACTS                                                                         31
           GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS                                                          32
           FOREIGN CURRENCY OPTIONS                                                                                       33
           FOREIGN CURRENCY CONVERSION                                                                                    33
           INDEX-BASED INVESTMENTS                                                                                        34
           SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES                                                                  35
           HIGH YIELD SECURITIES                                                                                          36
           MONEY MARKET INSTRUMENTS                                                                                       36
           TREASURY RECEIPTS                                                                                              36
           HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS                                                 36
           ILLIQUID SECURITIES                                                                                            39
           RESTRICTED SECURITIES                                                                                          39
INVESTMENT RESTRICTIONS                                                                                                   40
           VOTING INFORMATION                                                                                             48
PORTFOLIO TURNOVER                                                                                                        48
VALUATION                                                                                                                 49
           VALUATION OF THE MONEY MARKET FUNDS                                                                            49
           VALUATION OF THE EQUITY FUNDS AND THE FIXED INCOME FUNDS                                                       50
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                                                            51
           PURCHASES THROUGH FINANCIAL INSTITUTIONS                                                                       52
           REDEMPTION BY CHECKWRITING                                                                                     52
           SALES CHARGES                                                                                                  53
       Equity Funds                                                                                                       53
           Amount of Purchase                                                                                             53
           AMOUNT INVESTED                                                                                                53
           OFFERING PRICE                                                                                                 53
       Fixed Income Funds                                                                                                 53
           Amount of Purchase                                                                                             53
           AMOUNT INVESTED                                                                                                53
           OFFERING PRICE                                                                                                 53
           SALES CHARGE REDUCTIONS AND WAIVERS                                                                            54
           ADDITIONAL FEDERAL TAX INFORMATION                                                                             56
           DISTRIBUTIONS:                                                                                                 57
           BACKUP WITHHOLDING:                                                                                            60
           ADDITIONAL TAX INFORMATION CONCERNING THE CALIFORNIA TAX-FREE MONEY MARKET FUND AND THE
           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND                                                                     61
MANAGEMENT OF HIGHMARK FUNDS                                                                                              64
           TRUSTEES AND OFFICERS                                                                                          64
           INVESTMENT ADVISER                                                                                             68
           THE SUB-ADVISERS                                                                                               70
           PORTFOLIO TRANSACTIONS                                                                                         71
           ADMINISTRATOR AND SUB-ADMINISTRATOR                                                                            73
           GLASS-STEAGALL ACT                                                                                             75

           SHAREHOLDER SERVICES PLANS                                                                                     76
           EXPENSES                                                                                                       77
           DISTRIBUTOR                                                                                                    77
           THE DISTRIBUTION PLANS                                                                                         77
           TRANSFER AGENT AND CUSTODIAN SERVICES                                                                          80
           AUDITOR                                                                                                        80
           LEGAL COUNSEL                                                                                                  81
ADDITIONAL INFORMATION                                                                                                    81
           DESCRIPTION OF SHARES                                                                                          81
           SHAREHOLDER AND TRUSTEE LIABILITY                                                                              83
           CALCULATION OF PERFORMANCE DATA                                                                                83
           MISCELLANEOUS                                                                                                  93
APPENDIX                                                                                                                 112
           Short-Term Loan/Municipal Note Ratings                                                                       116
        MIG 1/VMIG 1 This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated
        broad-based access to the market for refinancing                                                                 116
FINANCIAL STATEMENTS                                                                                                     118

                       STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS

     HighMark Funds is a diversified, open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of fourteen series of units of beneficial interest ("Shares"), representing interests in one of the following portfolios:


     HighMark Balanced Fund,
     HighMark Core Equity Fund,
     HighMark Growth Fund,
     HighMark International Equity Fund,
     HighMark Large Cap Value Fund,
     HighMark Small Cap Value Fund,
     HighMark Small Cap Growth Fund,
     HighMark Value Momentum Fund,
     HighMark Bond Fund,
     HighMark California Intermediate Tax-Free Bond Fund,
     HighMark 100% U.S. Treasury Money Market Fund,
     HighMark California Tax-Free Money Market Fund,
     HighMark Diversified Money Market Fund, and
     HighMark U.S. Government Money Market Fund, (collectively the "Funds").

     HighMark Core Equity Fund commenced operations on May 31, 2000. HighMark Small Cap Value Fund commenced operations on September 17, 1998. HighMark Value Momentum Fund, HighMark International Equity Fund, and HighMark California Intermediate Tax-Free Bond Fund commenced operations in HighMark Funds on April 28, 1997. HighMark Balanced Fund commenced operations on November 14, 1993 and HighMark Growth Fund commenced operations on November 18, 1993. HighMark Large Cap Value Fund and HighMark Bond Fund commenced operations on June 23, 1988 as a result of the reorganization of the Income Equity Portfolio and the Bond Portfolio, respectively, of the IRA Collective Investment. HighMark Diversified Money Market Fund commenced operations on February 1, 1991. HighMark U.S. Government Money Market Fund and HighMark 100% U.S. Treasury Money Market Fund commenced operations on August 10, 1987. HighMark California Tax-Free Money Market Fund commenced operations on June 10, 1991. The HighMark Small Cap Growth Fund has not yet commenced operations and is discussed in a separate Statement of Additional Information.

     For ease of reference, this Statement of Additional Information sometimes refers to the Funds as the "Equity Funds," the "Fixed Income Funds" and the "Money Market Funds."

           The EQUITY FUNDS include:

                     Balanced Fund
                     Core Equity Fund
                     Growth Fund
                     International Equity Fund
                     Large Cap Value Fund (formerly Income Equity Fund) Small Cap Value Fund
                     Value Momentum Fund

         The FIXED INCOME FUNDS include:

                     Bond Fund
                     California Intermediate Tax-Free Bond Fund

         The MONEY MARKET FUNDS include:

                     100% U.S. Treasury Money Market Fund
                     California Tax-Free Money Market Fund
                     Diversified Money Market Fund
                     U.S. Government Money Market Fund

         The Income Equity Portfolio and the Bond Portfolio of the IRA Fund (which were reorganized into certain Funds of HighMark Funds as described above) are sometimes referred to as the "IRA Fund Portfolios."

         As described in the Prospectuses, selected Funds of HighMark Funds have been divided into five classes of Shares (designated Class A, Class B, Class C and Class S Shares (collectively "Retail Shares"), and Fiduciary Shares for purposes of HighMark Funds' Distribution Plans and Shareholder Services Plans, which Distribution Plans apply only to such Funds' Retail Shares. Retail Shares and Fiduciary Shares are sometimes referred to collectively as "Shares".

         Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement the investment objectives and policies of each Fund of HighMark Funds as set forth in the respective Prospectus for that Fund.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

         1. EQUITY SECURITIES. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

         2. DEBT SECURITIES. The Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, the Adviser will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.


         Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

         From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa. As a result, the Balanced Fund, with its balance of equity and debt investments, may entail less investment risk (and a potentially smaller investment return) than a mutual fund investing primarily in equity securities.

         3. CONVERTIBLE SECURITIES. Consistent with its objective policies and restrictions, each Equity Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities.

Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

           Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

           Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

           The Funds will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by an NRSRO or is not rated but is determined to be of comparable quality by the Adviser.

           4. ASSET-BACKED SECURITIES (NON-MORTGAGE). Consistent with its investment objective, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

           The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

         5. BANK INSTRUMENTS. Consistent with its investment objective, policies, and restrictions, each Fund (other than the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund) may invest in bankers' acceptances, certificates of deposit, and time deposits.

           Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

           Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

           Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

           Although the Diversified Money Market Fund maintains a diversified portfolio, there are no limitations on its ability to invest in domestic certificates of deposit, banker's acceptances and other bank instruments. Extensive investments in such instruments may result from the Fund's concentration of securities in the financial services industry. Domestic certificates of deposit and bankers' acceptances include those issued by domestic branches of foreign banks to the extent permitted by the rules and regulations of the Securities and Exchange Commission staff. These rules and regulations currently permit U.S. branches of foreign banks to be considered domestic banks if it can be demonstrated that they are subject to the same regulation as U.S. banks.

           6. COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury Money Market Fund) may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

           Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

           7. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund (other than the California Tax-Free Money Market Fund and the 100% U.S. Treasury Money Market Fund) may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by HighMark Capital Management, Inc. (the "Adviser"), and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. A Fund (other than the California Tax-Free Money Market Fund and the 100% U.S. Treasury Money Market Fund) may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

           8. REPURCHASE AGREEMENTS. Securities held by each Fund (other than the 100% U.S. Treasury Money Market Fund) may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and with registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

           If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

           9. REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

           10. U.S. GOVERNMENT OBLIGATIONS. With the exception of the 100% U.S. Treasury Money Market Fund, which may invest only in direct U.S. Treasury obligations, each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

           U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

           For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see
"Mortgage-Related Securities" below.

           11. MORTGAGE-RELATED SECURITIES. As indicated in the Prospectus, the Diversified Money Market Fund, the U.S. Government Money Market Fund and the California Tax-Free Money Market Fund may each invest in mortgage-related securities issued by the Government National Mortgage Association ("GNMA") representing GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes"). The Fixed Income Funds and the Balanced Fund may also, consistent with each such Fund's investment objective and policies, invest in Ginnie Maes and in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities or, those issued by nongovernmental entities. In addition, the Fixed Income Funds and the Balanced Fund may invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

           Mortgage-related securities represent interests in pools of mortgage loans assembled for sale to investors. Mortgage-related securities may be assembled and sold by certain governmental agencies and may also be assembled and sold by nongovernmental entities such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. As a consequence, mortgage-related securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity, may have less potential for capital appreciation and may be considered riskier investments as a result.

           Adjustable rate mortgage securities ("ARMS") are pass-through certificates representing ownership interests in a pool of adjustable rate mortgages and the resulting cash flow from those mortgages. Unlike conventional debt securities, which provide for periodic (usually semi-annual) payments of interest and payments of principal at maturity or on specified call dates, ARMs provide for monthly payments based on a pro rata share of both periodic interest and principal payments and prepayments of principal on the underlying mortgage pool (less GNMA's, FNMA's, or FHLMC's fees and any applicable loan servicing fees).

           There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. As noted above, Ginnie Maes are issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the U.S. Treasury. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

           CMOs in which the Fixed Income Funds and the Balanced Fund may invest represent securities issued by a private corporation or a U.S. Government instrumentality that are backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series that have different maturities and that may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of a CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of a CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

           One or more classes of CMOs may have coupon rates that reset periodically based on an index, such as the London Interbank Offered Rate ("LIBOR"). Each Fund may purchase fixed, adjustable, or "floating" rate CMOs that are collateralized by fixed rate or adjustable rate mortgages that are guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government or are directly guaranteed as to payment of principal and interest by the issuer, which guarantee is collateralized by U.S. government securities or is collateralized by privately issued fixed rate or adjustable rate mortgages.

           Securities such as zero-coupon obligations, mortgage-backed and asset-backed securities, and collateralized mortgage obligations ("CMOs") will have greater price volatility than other fixed-income obligations. Because declining interest rates may lead to prepayment of underlying mortgages, automobile sales contracts or credit card receivables, the prices of mortgage-related and asset-backed securities may not rise with a decline in interest rates. Mortgage-backed and asset-backed securities and CMOs are extremely sensitive to the rate of principal prepayment. Similarly, callable corporate bonds also present risk of prepayment. During periods of falling interest rates, securities that can be called or prepaid may decline in value relative to similar securities that are not subject to call or prepayment.

           REMICs in which the Fixed Income Funds and the Balanced Fund may invest are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

           12. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies, and restrictions, each Fund (other than the 100% U.S. Treasury Money Market Fund) may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. For Money

Market Fund purposes, a variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non-fundamental 15% (10% in the case of the Money Market Funds) limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

           Maturities for variable and adjustable rate notes held in the Money Market Funds will be calculated in compliance with the provisions of Rule 2a-7, as it may be amended from time to time.

           As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

           13. MUNICIPAL SECURITIES. The California Intermediate Tax-Free Bond Fund invests at least 80% of its net assets in municipal securities of varying maturities, which are rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO") or are determined by the Adviser to be of comparable quality. The California Tax-Free Money Market Fund invests only in Municipal Securities with remaining effective maturities of 397 days or less, and which, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO or are determined by the Adviser to be of comparable quality.

           Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and public entities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Securities if the interest paid thereon is (i) excluded from gross income for federal income tax purposes and (ii) not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

           As described in the Prospectuses, the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. In general, only general obligation bonds are backed by the full faith and credit and general taxing power of the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the Municipal Securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any NRSRO are general and are not absolute standards of quality; Municipal Securities with the same maturity, interest rate and rating(s) may have different yields while Municipal Securities of the same maturity and interest rate with a different rating(s) may have the same yield.

           In addition, Municipal Securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

           Certain Municipal Securities are municipal lease revenue obligations (or certificates of participation or "COPs"), which typically provide that the municipality has no obligation to make lease or installment payments in future years unless money is appropriated for such purpose. While the risk of non-appropriation is inherent to COP financing, this risk is mitigated by the Fund's policy to invest in COPs that are rated in one of the four highest rating categories used by Moody's Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P").

           Municipal Securities also include so-called Mello-Roos and assessment district bonds, which are usually unrated instruments issued to finance the building of roads and other public works and projects that are primarily secured by real estate taxes or assessments levied on property located in the local community. Most of these bonds do not seek agency ratings because the issues are too small, and in most cases, the purchase of these bonds is based upon the Adviser's determination that it is suitable for the Fund.

           Municipal Securities may also include, but are not limited to, short-term anticipation notes, bond anticipation notes, revenue anticipation notes, and other forms of short-term tax-exempt securities. These instruments are issued in anticipation of the receipt of funds, the proceeds of bond placements, or other revenues.

           An issuer's obligations with respect to its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, that may be enacted by

Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes or otherwise raise revenues. Certain of the Municipal Securities may be revenue securities and dependent on the flow of revenue, generally in the form of fees and charges. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions, including a decline in property value or a destruction of uninsured property due to natural disasters.

           In addition, in accordance with its investment objective, each Fund may invest in private activity bonds, which may constitute Municipal Securities depending upon the federal income tax treatment of such bonds. Such bonds are usually revenue bonds because the source of payment and security for such bonds is the financial resources of the private entity involved; the full faith and credit and the taxing power of the issuer in normal circumstances will not be pledged. The payment obligations of the private entity also will be subject to bankruptcy and similar debtor's rights, as well as other exceptions similar to those described above. Moreover, the Funds may invest in obligations secured in whole or in part by a mortgage or deed of trust on real property located in California that are subject to the "anti-deficiency" legislation discussed below.

           The Funds, in accordance with their investment objective, may also invest indirectly in Municipal Securities by purchasing the shares of tax-exempt money market mutual funds. Such investments will be made solely for the purpose of investing short-term cash on a temporary tax-exempt basis and only in those funds with respect to which the Adviser believes with a high degree of certainty that redemption can be effected within seven days of demand. Additional limitations on investments by the Funds in the shares of other tax-exempt money market mutual funds are set forth under "Investment Restrictions" below.

           The Funds may invest in municipal obligations that are payable solely from the revenues of health care institutions, although the obligations may be secured by real or personal property of such institutions. Certain provisions under federal and California law may adversely affect such revenues and, consequently, payment on those Municipal Securities.

           Certain Municipal Securities in which the Funds may invest may be obligations that are secured in whole or in part by a mortgage or deed of trust on real property. California has certain statutory provisions, as embellished by decisional law, that limit the remedies of a creditor secured by a mortgage or deed of trust. Some of the provisions generally bar a creditor from obtaining a deficiency judgment for such secured obligations based either on the method of foreclosure or the type of debt secured. Other antideficiency provisions limit a creditor's deficiency based on the value of the real property security at the time of the foreclosure sale. Another statutory provision, commonly known as the "one-action" rule, has two aspects, an "affirmative defense" aspect and a "sanction" aspect. The "affirmative defense" aspect limits creditors secured by real property to a single action to enforce the obligation (e.g., a collection lawsuit or setoff) and under the related "security-first principle," requires the creditor to foreclose on the security before obtaining a judgment or other enforcement of the secured obligation. Under the "sanction" aspect, if the real property secured creditor violates the one-action rule, the creditor loses its lien on the real property security and, in some instances, the right to recover on the debt. Under the statutory provisions governing judicial foreclosures, the debtor has the right to redeem the title to the property for up to one year following the foreclosure sale.

           Upon the default under a mortgage or deed of trust with respect to California real property, a creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to certain procedural requirements whereby the effective minimum period for foreclosing on a mortgage or deed of trust is generally four to five months after the initial default and such foreclosure could be further delayed by bankruptcy proceedings initiated by the debtor. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations. Following a creditor's non-judicial foreclosure under a power of sale, no deficiency judgment is available. This limitation, however, does not apply to recoveries for bad faith waste, certain kinds of fraud and pursuant to environmental indemnities. This limitation also does not apply to bonds authorized or permitted to be issued by the Commissioner of Corporations, or which are made by a public utility subject to the Public Utilities Act.

           Certain Municipal Securities in the Funds may be obligations that finance the acquisition of mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from home mortgages and are subject to California's statutory limitations applicable to obligations secured by real property, as described above. Under California anti-deficiency legislation, there is usually no personal recourse against a mortgagor of a dwelling of no more than four units, at least one of which is occupied by such a mortgagor, where the dwelling has been purchased with the loan that is secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure. In the event that this purchase money anti-deficiency rule applies to a loan secured by a mortgage or deed of trust, and the value of the property subject to that mortgage or deed of trust has been substantially reduced because of market forces or by an earthquake or other event for which the mortgagor or trustor carried no insurance, upon default, the issuer holding that loan nevertheless would generally be entitled to collect no more on its loan than it could obtain from the foreclosure sale of the property.

           Legislation has been introduced from time to time regarding the California state personal income tax status of interest paid on Municipal Securities issued by the State of California and its local governments and held by investment companies such as the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. The Funds can not predict what legislation relating to Municipal Securities, if any, may be proposed in the future or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially adversely affect the availability of Municipal Securities generally, as well as the availability of Municipal Securities issued by the State of California and its local governments specifically, for investment by the Funds and the liquidity and value of their portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider changes in its structure or possible dissolution. See "Investments in California Municipal Securities by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund" below.

           Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax or California personal income tax are rendered at the time of issuance by counsel experienced in matters relating to the validity of and tax exemption of interest on bonds issued by states and their political sub-divisions. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Securities or the basis for such opinions.

           14. INVESTMENTS IN CALIFORNIA MUNICIPAL SECURITIES BY THE CALIFORNIA TAX-FREE MONEY MARKET FUND AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND. The following information is a general summary intended to give a recent historical description, and is not a discussion of any specific factors that may affect any particular issuer of California Municipal Securities. The information is not intended to indicate continuing or future trends in the condition, financial or otherwise, of California.

           Because each of these California Funds expects to invest substantially all of its assets in California Municipal Securities, it will be susceptible to a number of complex factors affecting the issuers of California Municipal Securities, including national and local political, economic, social, environmental, and regulatory policies and conditions. The Funds cannot predict whether or to what extent such factors or other factors may affect the issuers of California Municipal Securities, the market value or marketability of such securities or the ability of the respective issuers of such securities to pay interest on, or principal of, such securities. The creditworthiness of obligations issued by a local California issuer may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no responsibility on the part of the State of California to make payments on such local obligations.

           During the first half of the 1990's California suffered the most severe recession in the State since the 1930's, with significant job losses (particularly in the aerospace, other manufacturing, services and construction industries). The greatest effects of the recession were felt in Southern California. Between 1994 and 2000, California's economy made a strong recovery, but its growth was somewhat unbalanced. In general, the high-technology, biotechnology, construction, and entertainment and other service industries expanded while aerospace and other manufacturing industries declined. Beginning in 2000, the California economy slowed markedly and was particularly sensitive to negative trends in such industries. The most dramatic softening occurred in various high technology sectors and caused a shakeout of the dot-com industry.

           At the beginning of 2001, California encountered a severe energy crisis. The power crisis has threatened the financial survival of the State's three major investor owned utilities: Pacific

Gas & Electric (PG&E), Southern California Edison (SCE) and San Diego Gas & Electric. In April 2001, PG&E filed for bankruptcy and, as of the date of this Statement of Additional Information, SCE appears to be technically insolvent. During the first half of 2001, the State through its Department of Water Resources (DWR) spent more than $6 billion to purchase power on behalf of the utilities. Although the State intends to be reimbursed for such purchases and to pay for future power purchases through a $12.5 billion bond sale by the DWR, the issuance of such bonds has been postponed several times. It is unclear what impact PG&E's bankruptcy filing will have on the State's ability to issue such bonds and upon the State' fiscal condition.

           As of the date of this Statement of Additional Information, market reaction to terrorist attacks on the east coast and signs of a looming recession suggest substantial uncertainty about the health of the national economy. It is impossible to predict the combined impact of consumer fears over a worsening economy and rising energy costs on the California economy.

           The financial difficulties experienced by the State of California and municipal issuers during the recession of the first half of the 1990's resulted in the credit ratings of certain of their obligations being downgraded significantly by the major rating agencies. During the period in which California's economy subsequently made a strong steady recovery, California's credit ratings climbed from the lows experienced during the recession. However, during the first half of 2001, concerns about the State's draw on cash from its general fund to buy power, and the potential impact of a slowing economy, resulted in downgrades. In addition, rating agencies and investors continue to be nervous about the worsening economy, ongoing structural budget impediments and the impact of the State's power purchase program on the General Fund.

           The recession severely affected State revenues while the State's health, welfare and education costs were increasing. As a result, throughout the first half of the 1990's, California had a period of budget imbalance and multibillion dollar year-end deficits. In recent years, California has generally experienced positive operating results due, in part, to more conservative budgeting, improved economic conditions and higher-than-expected tax receipts paid on capital gains realizations. In 2001, the State experienced declining revenues due to the economic slowdown, particularly reduction in taxes paid on stock options and capital gains. As a result, May 2001 estimates for 2001-2002 revenues were revised downward by $4.6 billion. The 2001-2002 budget as adopted spends $3.7 billion more than it takes in in revenues, with the difference made up by a positive balance carried forward from the prior fiscal year. In addition, the budget for 2001-2002 assumes full reimbursement of the power purchase amounts which are significantly larger than the cushion provided by a $2.6 billion reserve that is built into the budget. Accordingly, the failure to issue sufficient power bonds to reimburse the General Fund as well as a softening economy could create a budget imbalance. In addition, analysts have said that the operating deficit and the slowing economy can be expected to create problems in next year's budget. The State's ability to raise revenues and reduce expenditures to the extent necessary to balance the budget for any year depends upon numerous factors, including economic conditions in the State and the nation, the accuracy of the State's revenue predictions, as well as the impact of budgetary restrictions imposed by voter-passed initiatives.

           The ability of the State of California and its political sub-divisions to generate revenue through real property and other taxes and to increase spending has been significantly restricted by various constitutional and statutory amendments and voter-passed initiatives. Such limitations could affect the ability of California state and municipal issuers to pay interest or repay principal on their obligations.

           During the recession that began in 1990, the State depleted its available cash resources and became increasingly dependent on external borrowings to meet its cash needs. Over a decade and a half, California has issued revenue anticipation notes (which must be issued and repaid during the same fiscal year) to fund its operating budget during the fiscal year. Beginning in 1992, the State expanded its external borrowing to include revenue anticipation warrants (which can be issued and redeemed in different fiscal years). The State was severely criticized by the major credit rating agencies for the State's reliance upon such external borrowings during the recession. In 1996, the State fully repaid $4 billion of revenue anticipation warrants issued in 1994. The State had not needed to use such "cross-year" borrowing since 1996. In June 2001, the State arranged for a $4.3-billion "bridge" loan with a group of banks to fund power purchases. Although the State intends to use the DWR bond issuance to repay this loan, the issuance has been repeatedly postponed and there continues to be some uncertainty about the State's ability to issue such bonds. It is not presently possible, however, to determine the extent to which California will issue additional revenue anticipation warrants, short-term interest-bearing notes or other instruments in future fiscal years.

           Certain of the securities in the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem real property taxes as a source of revenue. Article XIII A of the California Constitution, adopted by the voters in 1978, limits ad valorem taxes on real property, and restricts the ability of taxing entities to increase real property and other taxes.

           Article XIII B of the California Constitution, originally adopted in 1979, limits significantly spending by state government and by "local governments". Article XIII B generally limits the amount of the appropriations of the State and of local governments to the amount of appropriations of the entity for the prior year, adjusted for changes in the cost of living, population, and the services that the government entity is financially responsible for providing. To the extent that the "proceeds of taxes" of the State or a local government exceed its "appropriations limit," the excess revenues must be rebated. One of the exclusions from these limitations for any entity of government is the debt service costs of bonds existing or legally authorized as of January 1, 1979 or on bonded indebtedness thereafter approved by the voters. Although Article XIII B states that it shall not "be construed to impair the ability of the state or of any local government to meet its obligations with respect to existing or future bonded indebtedness," concern has been expressed with respect to the combined effect of such constitutionally imposed spending limits on the ability of California state and local governments to utilize bond financing.

           Article XIII B was modified substantially by Propositions 98 and 111 of 1988 and 1990, respectively. These initiatives changed the State's Article XIII B appropriations limit to require that the State set aside a prudent reserve fund for public education, and guarantee a minimum level of State funding for public elementary and secondary schools as well as community colleges. Such guaranteed spending was often cited as one of the causes of the State's earlier budget problems.

           The effect of Article XIII A, Article XIII B and other constitutional and statutory changes and of budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected).

           There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent. For example, in December 1994, Orange County filed for bankruptcy. In June 1995, Orange County negotiated a rollover of its short-term debt originally due at that time; the major rating agencies considered the rollover a default. In June 1996, the investors in such overdue notes were paid and the Orange County bankruptcy ended. However, the Orange County bankruptcy and such default had a serious effect upon the market for California municipal obligations. In early 2001, the California energy crisis and the bankruptcy filing by PG&E also caused disruption and uncertainty in the California bond market.

           Numerous factors may adversely affect the State and municipal economies. For example, limits on federal funding could result in the loss of federal assistance otherwise available to the State.

           In addition, it is impossible to predict the time, magnitude, or location of a natural or other catastrophe, such as a major earthquake, fire or flood, or its effect on the California economy. In January 1994, a major earthquake struck the Los Angeles area, causing significant damage in a four-county area. The possibility exists that another natural disaster such as an earthquake could create a major dislocation of the California economy.

           The Funds' concentration in California Municipal Securities provides a greater level of risk than funds that are diversified across numerous states and municipal entities.

           15. PUTS. The California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may acquire "puts" with respect to the Municipal Securities held in their respective portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. These Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

           The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities (excluding any accrued interest that the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

           Puts may be acquired by a Fund to facilitate the liquidity of the Fund's portfolio assets. Puts may also be used to facilitate the reinvestment of a Fund's assets at a rate of return more favorable than that of the underlying security. Under certain circumstances, puts may be used to shorten the maturity of underlying adjustable rate notes for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the California Tax-Free Money Market Fund's assets pursuant to Rule 2a-7 under the 1940 Act.

           The California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

           16. SHARES OF MUTUAL FUNDS. Each Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark Funds by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Adviser or Sub-Adviser to a Fund of HighMark Funds, or an affiliate of such Adviser or Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by a Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds, and, to the extent required by applicable law, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

           Investments by the California Tax-Free Money Market Fund in the shares of other tax-exempt money market mutual funds are described under "Municipal Securities" above.

           17. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

           When a Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

           The Funds expect that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.

           18. ZERO-COUPON SECURITIES. Consistent with its objectives, a Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method. In addition, if an obligation is purchased subsequent to its original issue, a holder such as the Fixed Income Funds may elect to include market discount in income currently on a ratable accrual method or a constant interest rate method. Market discount is the difference between the obligation's "adjusted issue price" (the original issue price plus original issue discount accrued to date) and the holder's purchase price. If no such election is made, gain on the disposition of a market discount obligation is treated as ordinary income (rather than capital gain) to the extent it does not exceed the accrued market discount.

           19. OPTIONS (PUTS AND CALLS) ON SECURITIES. Each Equity Fund may buy options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

           There are risks associated with such investments including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options;
(3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

           20. COVERED CALL WRITING. Each Equity Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

           During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

           Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

           If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

           The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

           The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

           21. PURCHASING CALL OPTIONS. The Equity Funds may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser deems appropriate.

           22. PURCHASING PUT OPTIONS. Each Equity Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

           23. OPTIONS IN STOCK INDICES. The Equity Funds may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

           Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

           As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

           A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

           A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

           A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

           A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

           24. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Adviser or, where applicable, the Sub-Adviser to forecast interest rate and market movements correctly.

           When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

           The effective use of options also depends on a Fund's ability to terminate option positions at times when the Adviser or, where applicable, the Sub-Adviser deems it desirable to do so. Although a Fund will take an option position only if its Adviser or, where applicable, the Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

           If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

           Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

           25. FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS. The Equity Funds and Fixed Income Funds may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of a Fund.

           26. FUTURES CONTRACTS ON SECURITIES. The Equity Funds and Fixed Income Funds will enter into futures contracts on securities only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

           A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

           Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

           Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

           Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

           A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. A Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

           27. OPTIONS ON SECURITIES' FUTURES CONTRACTS. The Equity Funds and Fixed Income Funds will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

           As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

           A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

           Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund's total assets.

           28. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by a Fund is subject to the ability of the Adviser or, where applicable, the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

           Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

           There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

           To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

           29. INDEX FUTURES CONTRACTS. The Equity Funds may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

           An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

           A Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when a Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only a daily basis.

           The extent to which a Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Funds' intention to qualify as such.

           30. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

           31. FOREIGN INVESTMENT. Certain of the Funds may invest in U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Equity Funds may invest in American Depositary Receipts. The Equity Funds and Fixed Income Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

           On January 1, 1999, the European Monetary Market Union ("EMU") introduced a new single currency, the Euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank ("ECB") was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

           The International Equity Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

           Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

           Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities.

           32. FOREIGN CURRENCY TRANSACTIONS. Under normal market conditions, the International Equity Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Equity Fund expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). The Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and the Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.

           33. TRANSACTION HEDGING. When it engages in transaction hedging, the International Equity Fund enters into foreign currency transactions with respect to specific receivables or payables of the International Equity Fund, generally arising in connection with the purchase or sale of its portfolio securities. The International Equity Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

           Although there is no current intention to do so, the International Equity Fund reserves the right to purchase and sell foreign currency futures contracts which are traded in the United States and are subject to regulation by the CFTC.

           For transaction hedging purposes the International Equity Fund may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

           34. POSITION HEDGING. When it engages in position hedging, the International Equity Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Sub-Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.

           The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

           It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the International Equity Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

           Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Equity Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

           35. CURRENCY FORWARD AND FUTURES CONTRACTS. Consistent with its investment objective and policies, the International Equity Fund may invest in currency forward and futures contracts. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

           A futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. The Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.

           Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

           At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

           Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin, as described below.

           A Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Fund's securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into the Fund's long-term investment strategies. However, the Adviser and Sub-Adviser believe that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of the Fund will be served.

           When the Adviser and Sub-Adviser believe that the currency of a particular country may suffer a significant decline against another currency, the Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The Fund may realize a gain or loss from currency transactions.

           36. GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS. When the International Equity Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

           Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the International Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

           When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

           37. FOREIGN CURRENCY OPTIONS. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when the International Equity Fund's Sub-Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

           The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

           There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market, and thus may not reflect relatively smaller transactions (less than $1 million), where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market.

           38. FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the International Equity Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

           39. INDEX-BASED INVESTMENTS. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

           A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

           Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

           The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

           40. SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES. Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the Russell 2000 Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

           41. HIGH YIELD SECURITIES. The Small Cap Value Fund and the Fixed Income Funds may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

           The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Trust may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

           Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

           A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its Shareholders.

           42. MONEY MARKET INSTRUMENTS. Each Fund, subject to its own investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

           43. TREASURY RECEIPTS. Consistent with its investment objective, policies and restrictions, each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

           44. HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS. As noted in the Prospectuses for the Money Market Funds, each such Fund may invest only in obligations determined by the Adviser to present minimal credit risks under guidelines adopted by HighMark Funds' Board of Trustees.

           With regard to the Diversified Money Market Fund and the California Tax-Free Money Market Fund, investments will be limited to "Eligible Securities." Eligible Securities include First Tier Securities and Second Tier Securities. First Tier Securities include those that possess at least one rating in the highest category and, if the securities do not possess a rating, those that are determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Board of Trustees. Second Tier Securities are all other Eligible Securities.

           A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by the Adviser to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Adviser. In applying the above-described investment policies, a security that has not received a short-term rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Adviser to be comparable in priority and security to the obligation selected for purchase by the Fund, or, if not available, the issuer's long-term obligations, but only in accordance with the requirements of Rule 2a-7. A security that at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is considered an Eligible Security if it possesses a long-term rating, within the two highest rating categories.

           Certain of the obligations in which the Funds may invest may be variable or floating rate instruments, may involve a conditional or unconditional demand feature, and may include variable amount master demand notes.

           In the case of the Diversified Money Market Fund, Eligible Securities include those obligations that, at the time of purchase, possess the highest short-term rating from at least one NRSRO (the Diversified Money Market Fund may also invest up to 5% of its net assets in obligations that, at the time of purchase, possess one of the two highest short-term ratings from at least one NRSRO, and in obligations that do not possess a short-term rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees). In the case of the California Tax-Free Money Market Fund, Eligible Securities include those obligations that, at the time of purchase, possess one of the two highest short-term ratings by at least one NRSRO or do not possess a short-term rating (i.e., are unrated) but are determined by the Adviser to be of comparable quality to the rated obligations eligible for purchase by the Fund under guidelines adopted by the Board of Trustees.

           Specific obligations that the Diversified Money Market Fund may invest in include:

           (i) obligations issued by the U.S. Government, and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration);

           (ii) obligations such as bankers' acceptances, bank notes, certificates of deposit and time deposits of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment;

           (iii) short-term promissory notes issued by corporations, including Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S.
                     dollar-denominated commercial paper of a foreign issuer;

           (iv) U.S. dollar-denominated securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities, and obligations of supranational entities such as the World Bank and the Asian Development Bank (provided that the Fund invests no more than 5% of its assets in any such instrument and invests no more than 25% of its assets in such instruments in the aggregate);

           (v) readily-marketable, short-term asset-backed debt securities, repayment on which is obtained from an identifiable pool of assets, typically receivables related to a particular industry, such as credit card receivables, automobile loan or lease related receivables, trade receivables or diversified financial assets (provided that the Fund invests no more than 25% of its assets in any such industry and invests no more than 35% of its assets in such instruments in the aggregate);

           (vi)      Treasury receipts, including TRs, TIGRs and CATs; and

           (vii)     repurchase agreements involving such obligations.

           The Diversified Money Market Fund will not invest more than 5% of its total assets in the First Tier Securities of any one issuer, except that the Fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. (This three day "safe harbor" provision will not be applicable to the California Tax-Free Money Market Fund, because single state funds are specifically excluded from this Rule 2a-7 provision.) In addition, the Diversified Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities, with investments in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1.0 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Diversified Money Market Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Diversified Money Market Fund's assets that may be invested in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements fully collateralized by such obligations.

           Under the guidelines adopted by HighMark Funds' Board of Trustees, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), when in the best interests of the Shareholders, the Adviser may be required to promptly take appropriate action with respect to an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

           The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

           45. ILLIQUID SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% (in the case of each of the Money Market Funds, not more than 10%) of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

           46. RESTRICTED SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without Shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).

                             INVESTMENT RESTRICTIONS

           Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

100% U.S. TREASURY MONEY MARKET FUND

           The 100% U.S. Treasury Money Market Fund may not purchase securities other than short-term obligations issued or guaranteed as to payment of principal and interest by the full faith and credit of the U.S. Treasury.

CALIFORNIA TAX-FREE MONEY MARKET FUND

           Under normal market conditions, at least 80% of the total assets of the California Tax-Free Money Market Fund will be invested in Municipal Securities, the interest on which, in the opinion of bond counsel, is both excluded from gross income for federal income tax purposes and California personal income tax purposes, and does not constitute a preference item for individuals for purposes of the federal alternative minimum tax.

U.S. GOVERNMENT MONEY MARKET FUND

           The U.S. Government Money Market Fund may not purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities (such as obligations issued by the Government National Mortgage Association and the Export-Import Bank of the United States) some of which may be subject to repurchase agreements.

EACH OF THE GROWTH FUND, THE LARGE CAP VALUE FUND, THE BALANCED FUND, THE BOND FUND, THE DIVERSIFIED MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND, AND THE 100% U.S. TREASURY MONEY MARKET FUND MAY NOT:

                     1. Purchase securities on margin (except that, with respect to the Growth Fund, the Large Cap Value Fund, the Balanced Fund and the Bond Fund only, such Funds may make margin payments in connection with transactions in options and financial and currency futures contracts), sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with the investment objectives and policies of such Fund;

                     2. Purchase or sell commodities, commodity contracts (excluding, with respect to the Growth Fund, the Large Cap Value Fund, the Balanced Fund, and the Bond Fund, options and financial and currency futures contracts), oil, gas or mineral exploration leases or development programs, or real estate (although investments by the Growth Fund, the Large Cap Value Fund, the Balanced Fund, the Bond Fund, and the Diversified Money Market Fund in marketable securities of companies engaged in such activities and investments by the Growth Fund, the Large Cap Value Fund, the Balanced Fund, and the Bond Fund in securities secured by real estate or interests therein, are not hereby precluded to the extent the investment is appropriate to such Fund's investment objective and policies);

                     3. Invest in any issuer for purposes of exercising control or management;

                     4. Purchase or retain securities of any issuer if the officers or Trustees of HighMark Funds or the officers or directors of its investment adviser owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities;

                     5. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid. For purposes of this restriction, the deposit of securities and other collateral arrangements with respect to options and financial and currency futures contracts, and payments of initial and variation margin in connection therewith, are not considered a pledge of a Fund's assets; and

THE DIVERSIFIED MONEY MARKET FUND, THE U.S. GOVERNMENT MONEY MARKET FUND AND THE 100% U.S. TREASURY MONEY MARKET FUND MAY NOT:

                     1. Buy common stocks or voting securities, or state, municipal or private activity bonds;

                     2.  Write or purchase put or call options; or

                     3. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). (As indicated below, the Funds have adopted a non-fundamental investment policy that is more restrictive than this fundamental investment limitation);

                     4. Purchase any securities that would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments or obligations of the U.S. Government, its agencies, or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry).

                     5. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements as permitted by its individual investment objective and policies.

           The Diversified Money Market Fund, the U.S. Government Money Market Fund, and the 100% U.S. Treasury Money Market Fund have each adopted, in accordance with Rule 2a-7, a non-fundamental policy providing that the 5% limit noted in limitation (3) above shall apply to 100% of each Fund's assets. Notwithstanding, each such Fund may invest up to 25% of its assets in First Tier qualified securities of a single issuer for up to three business days.

EACH OF THE EQUITY AND FIXED INCOME FUNDS, OTHER THAN THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND, MAY NOT:

                     1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, (and, with respect to the International Equity Fund only, repurchase agreements involving such securities) if, immediately after the purchase, more than 5% of the value of such Fund's total assets would be invested in the issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the issuer's outstanding voting securities (except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations). With respect to the International Equity Fund, for purposes of this investment limitation, each foreign governmental issuer is deemed a separate issuer;

                     2. Purchase any securities that would cause more than 25% of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and

                     3. Make loans, except that a Fund may purchase or hold debt instruments, lend portfolio securities, and enter into repurchase agreements in accordance with its investment objective and policies.

THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND MAY NOT:

                     1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in securities of such issuer provided, however, that the Fund may invest up to 25% of its total assets without regard to this restriction as permitted by applicable law;

                     2. Purchase any securities which would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in the obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities, and provided further, that utilities as a group will not be considered to be one industry, and wholly-owned subsidiaries organized to finance the operations of their parent companies will be considered to be in the same industries as their parent companies; and

                     3. Make loans, except that the Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies; (b) enter into repurchase agreements; and (c) lend securities.

THE CALIFORNIA TAX-FREE MONEY MARKET FUND MAY NOT:

                     1. Purchase or sell real estate; provided, however, that the Fund may, to the extent appropriate to its investment objective, purchase Municipal Securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein;

                     2. Purchase securities on margin, make short sales of securities or maintain a short position;

                     3.  Underwrite the securities of other issuers;

                     4. Purchase securities of companies for the purpose of exercising control or management;

                     5. Purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration leases or development programs; provided, however, the Fund may, to the extent appropriate to the Fund's investment objective, purchase publicly traded obligations of companies engaging in whole or in part in such activities;

                     6. Borrow money or issue senior securities, except that the Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with permissible borrowings and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. The Fund will not invest in additional securities until all its borrowings (including reverse repurchase agreements) have been repaid;

                     7. Write or sell puts, calls, straddles, spreads, or combinations thereof, except that the Fund may acquire puts with respect to Municipal Securities in its portfolio and sell the puts in conjunction with a sale of the underlying Municipal Securities;

                     8. Acquire a put, if, immediately after the acquisition, more than 5% of the total amortized cost value of the Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Fund's total assets may be subject to puts without regard to the 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). In applying the above-described limitation, the Fund will aggregate securities subject to puts from any one institution with the Fund's investments, if any, in securities issued or guaranteed by that institution. In addition, for the purpose of this investment restriction and investment restriction No. 10 below, a put will be considered to be from the party to whom the Fund will look for payment of the exercise price;

                     9. Acquire a put that, by its terms, would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after the acquisition, the amortized cost value of the security or securities underlying the put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value of the Fund's assets; and

                     10. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, if, immediately after the purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 25% of the value of the Fund's total assets may be invested without regard to the 5% limitation). For purposes of this investment restriction, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security or, with respect to be private activity bond that is backed only by the assets and revenues of non-governmental user, by the non-governmental user;

                     11. Purchase any securities that would cause 25% or more of such Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to securities of the U.S. Government, its agencies or instrumentalities or Municipal Securities or governmental guarantees of Municipal Securities; and provided, further, that for the purpose of this limitation, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to by Municipal Securities.

                     12. Make loans; except that the Fund may purchase or hold debt instruments, lend portfolio securities and enter into repurchase agreements as permitted by its investment objective and policies.

EACH OF THE BALANCED FUND, LARGE CAP VALUE FUND, GROWTH FUND, BOND FUND, 100% U.S. TREASURY MONEY MARKET FUND, CALIFORNIA TAX-FREE MONEY MARKET FUND, DIVERSIFIED MONEY MARKET FUND AND U.S. GOVERNMENT MONEY MARKET FUND:

                     1. May not purchase securities of other investment companies, except as permitted by the 1940 Act.

EACH OF THE VALUE MOMENTUM FUND, THE CORE EQUITY FUND, THE INTERNATIONAL EQUITY FUND, THE SMALL CAP VALUE FUND, AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND
FUND:

                     1. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     2. Will not concentrate investments in a particular industry or group of industries, or within any one state (except that the limitation as to investments in any one state or its political subdivision shall not apply to the California Intermediate Tax-Free Bond Fund), as concentration is defined under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     3. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     4. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     5. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     6. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     7. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

           The fundamental limitations of the Value Momentum Fund, the Core Equity Fund, the International Equity Fund, the Small Cap Value Fund, and the California Intermediate Tax-Free Bond Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

           1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

           The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund in the aggregate (with each other and with all other mutual funds in the HighMark Funds) from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. The SEC rules applicable to money market funds also govern and place certain quality restrictions on these investments.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE VALUE MOMENTUM FUND, THE CORE EQUITY FUND, THE INTERNATIONAL EQUITY FUND, THE SMALL CAP VALUE FUND, AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND ARE NON-FUNDAMENTAL POLICIES. EACH FUND MAY NOT:

                     1. Invest in companies for the purpose of exercising control.

                     2. Borrow money, except for temporary or emergency purposes and then only if the sole purpose is to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and such borrowing is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

                     3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (2) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                     4. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

                     5. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark Funds may obtain short-term credits as necessary for the clearance of security transactions.

                     6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                     7. Purchase or retain securities of an issuer if, to the knowledge of HighMark Funds, an officer, trustee, partner or director of HighMark Funds or the Adviser or Sub-Advisers of HighMark Funds owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

                     8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

THE FOLLOWING NON-FUNDAMENTAL INVESTMENT POLICIES WILL NOT BE CHANGED WITHOUT 60 DAYS' ADVANCE NOTICE TO SHAREHOLDERS:

                     1. Under normal circumstances, the HighMark Core Equity Fund will invest at least 80% of its assets in equity securities.

                     2. Under normal circumstances, the HighMark Large Cap Value Fund will invest at least 80% of its assets in large capitalization companies.

                     3. Under normal circumstances, the HighMark Small Cap Value Fund will invest at least 80% of its assets in small capitalization companies.

                     4. Under normal circumstances, the HighMark Bond Fund will invest at least 80% of its assets in bonds.

           Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in one of the non-fundamental policies identified above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

           VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or a particular Fund or a particular Class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

           A Fund's turnover rate is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnover rate with respect to each of the Money Market Funds was zero percent for each of the last two fiscal years, and is expected to remain zero percent.

           For HighMark Funds' fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, each Funds' portfolio turnover rate was as follows:

           FUND                                      2001              2000               1999
Balanced Fund                                                           25%               34%
Core Equity Fund                                                         3%               N/A
Growth Fund                                                             67%               52%
International Equity Fund                                               49%               87%
Large Cap Value Fund                                                    97%               71%
Small Cap Value Fund                                                    57%               74%
Value Momentum Fund                                                      3%                9%
Bond Fund                                                               27%               39%
California Intermediate Tax-Free Bond Fund                              10%               11%

           It is currently expected that the Core Equity Fund's portfolio turnover rate will not exceed 40%.

           The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.

                                    VALUATION

           As disclosed in the Prospectuses, each Money Market Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of 11:00 a.m. Pacific Time (2:00 p.m. Eastern
Time) on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business ("Business Days"). As disclosed in the Prospectuses, each Equity Fund's and Fixed Income Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time (1:00 p.m. Pacific time), on days on which the New York Stock Exchange is open for business (also "Business Days").

           VALUATION OF THE MONEY MARKET FUNDS

           The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates.

           HighMark Funds' Board of Trustees has undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of each Money Market Fund for purposes of sales and redemptions at $l.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, the Trustees will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity of a Fund, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share based on available market quotations.

           VALUATION OF THE EQUITY FUNDS AND THE FIXED INCOME FUNDS

           Except as noted below, investments by the Equity Funds and the Fixed Income Funds in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. With regard to each such Fund, securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of HighMark Funds' Board of Trustees. With the exception of short-term securities as described below, the value of each Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

           Purchases and redemptions of shares of the Money Market Funds may be made on days on which both the New York Stock Exchange and the Federal Reserve wire systems are open for business. Purchases and redemptions of shares of the Equity Funds and Fixed Income Funds may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places.

           Although HighMark Funds' policy is normally to pay redemptions in cash, HighMark Funds reserves the right to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

           HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Funds for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its Shareholders to accept such order.

           If a Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

           Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

           PURCHASES THROUGH FINANCIAL INSTITUTIONS

           Shares of the Funds may be purchased through financial institutions, including the Adviser, that provide distribution assistance or Shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

           Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

           Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California and its affiliates), may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.

           REDEMPTION BY CHECKWRITING

           Checkwriting is available to Shareholders of the Money Market Funds who have purchased Retail Shares directly from the Funds without the help of an investment professional. HighMark Funds will provide Shareholders of record, upon request and without charge, with checks drawn on the Fund in which they have an account. Shareholders will be required to sign signature cards and will be subject to any applicable rules and regulations of the clearing bank relating to check redemption privileges.

           Checks drawn on the Money Market Funds may be made payable to the order of any payee in an amount of $500 or more. Shareholders should be aware that, as is the case with bank checks, certain banks may not provide cash at the time of deposit, but will wait until they have received payment from the clearing bank. When a check is presented to the clearing bank for payment, subject to the Fund's acceptance of the check, the clearing bank, as agent, causes the Fund to redeem, at the net asset value next determined after such presentation, a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check. Checks will be returned by the clearing bank if there are insufficient shares to meet the withdrawal amount. Shareholders of record wishing to use this method of redemption should check the appropriate box on the Account Application, obtain a signature card by calling 1-800-433-6884, and mail the completed form and signature card to the transfer agent at P.O. Box 8416, Boston, Massachusetts 02266-8416. There is no charge for the clearance of any checks, although the clearing bank will impose its customary overdraft fee in connection with returning any checks as to which there are insufficient shares to meet the withdrawal amount. As of the date of this Supplement, the overdraft fee was $20. Shareholders are permitted to write a maximum of five checks per month. A charge of $25 will be assessed to the account of a Shareholder who writes more than the permitted maximum amount of checks per month. Shareholders may not use a check to close their account.

           SALES CHARGES

           FRONT-END SALES CHARGES. The commissions shown in the Prospectuses and below apply to sales through authorized dealers and brokers. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, the Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of a Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or without the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

Equity Funds

                                                                                     SALES CHARGE AS
                                                              SALES CHARGE             APPROPRIATE            COMMISSION AS
                                                              AS PERCENTAGE         PERCENTAGE OF NET         PERCENTAGE OF
AMOUNT OF PURCHASE                                          OF OFFERING PRICE        AMOUNT INVESTED         OFFERING PRICE
                                                            -----------------        ---------------         --------------
0 - $49,999                                                       5.50%                   5.82%                   4.95%
$50,000  -- $99,999                                               4.50%                   4.71%                   4.05%
$100,000 -- $249,999                                              3.75%                   3.90%                   3.38%
$250,000 -- $499,999                                              2.50%                   2.56%                   2.25%
$500,000 -- $999,999                                              2.00%                   2.04%                   1.80%
$1,000,000 and Over*                                              0.00%                   0.00%                   0.00%

-----------
           * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.


Fixed Income Funds

                                                                                     SALES CHARGE AS
                                                              SALES CHARGE             APPROPRIATE            COMMISSION AS
                                                              AS PERCENTAGE         PERCENTAGE OF NET         PERCENTAGE OF
AMOUNT OF PURCHASE                                          OF OFFERING PRICE        AMOUNT INVESTED         OFFERING PRICE
                                                            -----------------        ---------------         --------------
0 - $99,999                                                       3.25%                   3.36%                   2.93%
$100,000 -- $249,999                                              2.75%                   2.83%                   2.48%
$250,000 -- $499,999                                              2.25%                   2.30%                   2.03%
$500,000 -- $999,999                                              1.75%                   1.78%                   1.58%
$1,000,000 and Over*                                              0.00%                   0.00%                   0.00%

-----------
           * A contingent deferred sales charge of 0.50% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.

           CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or other distributions and third of Class B shares held longest during the six year period. This method should result in the lowest possible sales charge.

           SALES CHARGE REDUCTIONS AND WAIVERS

           In calculating the sales charge rates applicable to current purchases of a Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of a Fund and other funds of HighMark Funds (the "Eligible Funds") which are sold subject to a comparable sales charge.

           The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. A Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

           LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefiting from the Letter, the Shareholder must notify the transfer agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the transfer agent that such purchases are applicable under the Letter.

           RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A Shares of the Funds sold subject to a comparable sales charge.

           To exercise your right of accumulation based upon Shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

           REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities;
(iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

           All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

           REDUCTIONS FOR AUTOMATIC INVESTMENT PLAN ("AIP") PARTICIPANTS. Any shareholders that have established an AIP on or before November 30, 1999 may be eligible for a reduced sales charge through automatic deductions from their checking or savings account as described in the tables below:

                                  EQUITY FUNDS

                                                            SALES CHARGE AS
                                     SALES CHARGE           APPROPRIATE            COMMISSION AS
                                     AS PERCENTAGE          PERCENTAGE OF NET      PERCENTAGE OF
AMOUNT OF PURCHASE                   OF OFFERING PRICE      AMOUNT INVESTED        OFFERING PRICE
------------------                   -----------------      ---------------        --------------
0 - $49,999                          4.50%                  4.71%                  4.05%
$50,000 -- $99,999                   4.00%                  4.17%                  3.60%
$100,000 -- $249,999                 3.50%                  3.63%                  3.15%
$250,000 -- $499,999                 2.50%                  2.56%                  2.25%
$500,000 -- $999,999                 1.50%                  1.52%                  1.35%
$1,000,000 and Over*                 0.00%                  0.00%                  0.00%

            * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.


                               FIXED INCOME FUNDS

                                                            SALES CHARGE AS
                                     SALES CHARGE           APPROPRIATE            COMMISSION AS
                                     AS PERCENTAGE          PERCENTAGE OF NET      PERCENTAGE OF
AMOUNT OF PURCHASE                   OF OFFERING PRICE      AMOUNT INVESTED        OFFERING PRICE
------------------                   -----------------      ---------------        --------------
0 - $24,999                          3.00%                   3.09%                  2.70%
$25,000 -- $49,000                   2.50%                   2.56%                  2.25%
$50,000 -- $99,999                   2.00%                   2.04%                  1.80%
$100,000 -- $249,999                 1.50%                   1.52%                  1.35%
$250,000 -- $999,999                 1.00%                   1.01%                  0.90%
$1,000,000 and Over*                 0.00%                   0.00%                  0.00%

           * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Retail Shares prior to one year from date of purchase.

           CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A Shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

           ADDITIONAL FEDERAL TAX INFORMATION

           QUALIFICATION AS A REGULATED INVESTMENT COMPANY.

           Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of the sum of its dividend income, interest income (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

           If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

           If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

           DISTRIBUTIONS:

           Each Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

           Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

           If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

           SELLING SHARES:

           Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

           Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

           FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS:

           Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

           A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

           Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

           A "passive foreign investment company" is any foreign corporation:
(i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

           HEDGING:

           If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

           Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

           DISCOUNT SECURITIES:

           A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

           BACKUP WITHHOLDING:

           The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003,
(iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

           The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

           The foregoing discussion and the one below regarding the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund under "Federal Taxation" is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

           ADDITIONAL TAX INFORMATION CONCERNING THE CALIFORNIA TAX-FREE MONEY MARKET FUND AND THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

           FEDERAL TAXATION. As indicated in their respective Prospectuses, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund are designed to provide individual Shareholders with current tax-exempt interest income. Neither of these Funds is intended to constitute a balanced investment program or is designed for investors seeking capital appreciation. Nor are the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund designed for investors seeking maximum tax-exempt income irrespective of fluctuations in principal. Shares of the Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R.10 plans, and individual retirement accounts because such institutions, plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt, and such dividends would ultimately be taxable to the plan and account beneficiaries when distributed to them.

           A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

           If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

           If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets. The policy of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund is to pay each year as dividends substantially all of such Fund's Municipal Securities interest income net of certain deductions.

           Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

           In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

           A Fund which is qualified to pay exempt-interest dividends will inform investors following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

           Depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may be subject to the tax laws of such states or localities. For a summary of certain California tax considerations affecting the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund, see "California Taxation" below.

           As indicated in their Prospectuses, the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund may acquire rights regarding specified portfolio securities under puts. See "INVESTMENT OBJECTIVES AND POLICIES Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of each Fund is to limit its acquisition of puts to those under which the Fund will be treated for Federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on such Municipal Securities will be tax-exempt to the Fund. There is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences that may result from the acquisition of many of the types of puts that the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund could acquire under the 1940 Act. Therefore, although they will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the relevant Fund.

           CALIFORNIA TAXATION. Under existing California law, if the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund continue to qualify for the special federal income tax treatment afforded regulated investment companies and if at the end of each quarter of each such Fund's taxable year at least 50% of the value of that Fund's assets consists of obligations that, if held by an individual, would pay interest exempt from California taxation ("California Exempt-Interest Securities"), Shareholders of that Fund will be able to exclude from income, for California personal income tax purposes, "California exempt-interest dividends" received from that Fund during that taxable year. A "California exempt-interest dividend" is any dividend or portion thereof of the California Tax-Free Money Market Fund or the California Intermediate Tax-Free Bond Fund not exceeding the interest received by the Fund during the taxable year on California Exempt-Interest Securities (less direct and allocated expenses, which includes amortization of acquisition premium) and so designated by written notice to Shareholders within 60 days after the close of that taxable year.

           Distributions, other than of "California exempt-interest dividends," by the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund to California residents will be subject to California personal income taxation. Gains realized by California residents from a redemption or sale of Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund will also be subject to California personal income taxation. In general, California nonresidents, other than certain dealers, will not be subject to California personal income taxation on distributions by, or on gains from the redemption or sale of, Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund unless those Shares have acquired a California "business situs." (Such California nonresidents may, however, be subject to other state or local income taxes on such distributions or gains, depending on their residence.) Short-term capital losses realized by shareholders from a redemption of shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund within six months from the date of their purchase will not be allowed for California personal income tax purposes to the extent of any tax-exempt dividends received with respect to such Shares during such period. No deduction will be allowed for California personal income tax purposes for interest on indebtedness incurred or continued in order to purchase or carry Shares of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund for any taxable year of a Shareholder during which the Fund distributes "California exempt-interest dividends."

           A statement setting forth the amount of "California exempt-interest dividends" distributed during each calendar year will be sent to Shareholders annually.

           The foregoing is only a summary of some of the important California personal income tax considerations generally affecting the Shareholders of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. This summary does not describe the California tax treatment of the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund. In addition, no attempt has been made to present a detailed explanation of the California personal income tax treatment of the Fund's Shareholders. Accordingly, this discussion is not intended as a substitute for careful planning. Further, "California exempt-interest dividends" are excludable from income for California personal income tax purposes only. Any dividends paid to Shareholders subject to California corporate franchise tax will be taxed as ordinary dividends to such Shareholders, notwithstanding that all or a portion of such dividends is exempt from California personal income tax. Accordingly, potential investors in the California Tax-Free Money Market Fund and the California Intermediate Tax-Free Bond Fund including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California tax situation, in general.


                          MANAGEMENT OF HIGHMARK FUNDS

           TRUSTEES AND OFFICERS

           Overall responsibility for management of each Fund rests with the Trustees of HighMark Funds, who are elected by HighMark Funds' Shareholders. There are currently six Trustees, all of whom are not "interested persons" of HighMark Funds within the meaning of that term under the 1940 Act.

           The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations.

           The Trustees and officers of HighMark Funds, their addresses and principal occupations during the past five years are set forth below.


                                 POSITION(S) HELD                   PRINCIPAL OCCUPATION
NAME AND ADDRESS                 WITH HIGHMARK FUNDS                DURING PAST 5 YEARS
----------------                 -------------------                -------------------
Thomas L. Braje                  Trustee                            Prior to retirement in October 1996, Vice
1 Freedom Valley Dr.                                                President and Chief Financial Officer of Bio Rad
Oaks, PA 19456                                                      Laboratories, Inc.
Date of Birth: 6/7/43

David A. Goldfarb                Trustee                            Partner, Goldfarb & Simens, Certified Public
1 Freedom Valley Dr.                                                Accountants.
Oaks, PA 19456
Date of Birth: 8/2/42

Joseph C. Jaeger                 Trustee                            Prior to retirement in June 1998, Senior Vice
1 Freedom Valley Dr.                                                President and Chief Financial Officer, Delta
Oaks, PA 19456                                                      Dental Plan of California.
Date of Birth: 8/2/35

Frederick J. Long                Trustee                            Prior to retirement in December 1999, Chairman,
1 Freedom Valley Dr.                                                Acordia West and

                                 POSITION(S) HELD                     PRINCIPAL OCCUPATION
NAME AND ADDRESS                 WITH HIGHMARK FUNDS                  DURING PAST 5 YEARS
----------------                 -------------------                  -------------------
Oaks, PA 19456                                                        Acordia Northwest Inc. (each an insurance
Date of Birth: 9/17/35                                                brokerage firm).

Michael L. Noel                  Trustee                              President, Noel Consulting Company since 1998.
1 Freedom Valley Dr.                                                  From 1991 to 1997, Member of the Board of
Oaks, PA 19456                                                        Trustees of Stepstone Funds.  Prior to
Date of Birth: 4/5/41                                                 retirement in December 1994, Senior Vice
                                                                      President and Chief Financial Officer, Southern
                                                                      California Edison Company; Director of Amervest
                                                                      Company, and SCAN Health Plan; Director,
                                                                      Current Income Shares, Inc. (closed-end
                                                                      investment company). From April 1997 to
                                                                      December 1998, Member of HighMark Funds
                                                                      Advisory Board.

Robert M. Whitler                Trustee, Chairman                    Director, Current Income Shares, Inc.
1 Freedom Valley Dr.                                                  (closed-end investment company).  From April
Oaks, PA 19456                                                        1997 to December 1998, Member of HighMark Funds
Date of Birth: 9/11/38                                                Advisory Board.  Prior to retirement in 1996,
                                                                      Executive Vice President and head of Union
                                                                      Bank's Trust and Investment Group.

Peter Golden                     Controller and Chief Financial
530 East Swedesford Road         Officer
Wayne, PA 19087
Date of Birth: ______

Todd Cipperman                   Vice President and Assistant         Vice President and General Counsel of the
1 Freedom Valley Drive           Secretary                            Administrator and Distributor since January
Oaks, PA 19456                                                        2000.  Vice President and Assistant Secretary of
Date of Birth: 2/14/66                                                the Administrator and Distributor since 1995.
                                                                      From 1994 to May 1995, associate with Dewey
                                                                      Ballantine. Prior to 1994, associate with
                                                                      Winston & Strawn.

                                 POSITION(S) HELD                     PRINCIPAL OCCUPATION
NAME AND ADDRESS                 WITH HIGHMARK FUNDS                  DURING PAST 5 YEARS
----------------                 -------------------                  -------------------
Lydia A. Gavalis                 Vice President and Assistant         Vice President and Assistant Secretary of the
1 Freedom Valley Drive           Secretary                            Administrator and Distributor since 1998.  Prior
Oaks, PA 19456                                                        to 1998, Assistant General Counsel and Director
Date of Birth: 10/30/48                                               of Arbitration, Philadelphia Stock Exchange.

James R. Foggo                   President                            Vice President and Assistant Secretary of the
1 Freedom Valley Drive                                                Administrator and the Distributor from 1998 to
Oaks, PA 19456                                                        October 2000.  In 1998, associate Paul Weiss,
Date of Birth: 6/30/64                                                Rifkind, Wharton & Garrison.  From 1995 to 1998,
                                                                      associate, Baker & McKenzie.  Prior to 1995,
                                                                      associate, Battle Fowler, L.L.P.

Timothy D. Barto                 Vice President and Assistant         Vice President and Assistant Secretary of the
1 Freedom Valley Drive           Secretary                            Administrator and Distributor since November
Oaks, PA 19456                                                        1999.  From 1997 to November 1999, Associate,
Date of Birth: 3/28/68                                                Dechert Price & Rhoads.  Prior to 1997,
                                                                      Associate, Richter, Miller & Finn.

Christine M. McCullough          Vice President and Secretary         Vice President and Assistant Secretary of the
1 Freedom Valley Drive                                                Administrator and Distributor since November
Oaks, PA 19456                                                        1999.  Prior to 1999, Associate, White &
Date of Birth: 12/5/60                                                Williams LLP.

                                 POSITION(S) HELD                     PRINCIPAL OCCUPATION
NAME AND ADDRESS                 WITH HIGHMARK FUNDS                  DURING PAST 5 YEARS
----------------                 -------------------                  -------------------
William E. Zitelli, Jr.          Vice President and Secretary         Vice President and Assistant Secretary of the
1 Freedom Valley Drive                                                Administrator and Distributor since September
Oaks, PA 19456                                                        2000.  From 1998 to 2000, Vice President,
Date of Birth:  6/14/68                                               Merrill Lynch & Co. Asset Management Group.
                                                                      From 1997 to 1998, Associate, Pepper Hamilton
                                                                      LLP. Prior to 1997, Associate, Reboul,
                                                                      MacMurray, Hewitt, Maynard & Kristol.

Sherry Kajdan Vetterlein         Vice President and Assistant         Vice President and Assistant Secretary of the
1 Freedom Valley Drive           Secretary                            Administrator and Distributor since January
Oaks, PA  19456                                                       2001.  Shareholder/Partner.  Buchanan Ingersoll
Date of Birth:  __________                                            Professional Corporation from 1992 to 2000.


           The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the Funds. See "Manager and Administrator" and "Distributor" below. Messrs. Barto, Cipperman, Foggo, Golden and Zitelli, Ms. Gavalis, Ms. McCullough and Ms. Vetterlein are employees and officers of SEI Investments Company. While SEI Investments Mutual Funds Services is a distinct legal entity from SEI Investments Distribution Co., SEI Investments Mutual Funds Services is considered to be an affiliated person of SEI Investments Distribution Co. under the 1940 Act due to, among other things, the fact that SEI Investments Distribution Co. and SEI Investments Mutual Funds Services are both controlled by the same ultimate parent company, SEI Investments Company.

           During the fiscal year ended July 31, 2001, fees paid to the disinterested Trustees for their services as Trustees aggregated $________. For the disinterested Trustees, the following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 2001:

                   (1)                   (2)                          (3)                       (4)                       (5)
                 NAME OF              AGGREGATE                   PENSION OR             ESTIMATED ANNUAL         TOTAL COMPENSATION
                 TRUSTEE            COMPENSATION                  RETIREMENT               BENEFITS UPON               FROM FUND
                                     FROM GROUP                BENEFITS ACCRUED             RETIREMENT              COMPLEX PAID TO
                                                                AS PART OF FUND                                        TRUSTEES
                                                                   EXPENSES
                -------                -------                     --------                 ----------                 ---------
Thomas L. Braje                                                        None                      None                       $
David A. Goldfarb                                                      None                      None
Joseph C. Jaeger                                                       None                      None
Frederick J. Long                                                      None                      None
Michael L. Noel                                                        None                      None
Robert M. Whitler                                                      None                      None
                                                                       None                      None
                                                                       None                      None

           The Advisory Board to the Board of Trustees is responsible for providing monitoring services and evaluating issues affecting the HighMark Funds pursuant to the direction of the Board of Trustees, and consulting and providing advice to the Board of Trustees regarding those issues.

           CODE OF ETHICS

           HighMark Funds, HighMark Capital Management, Inc., AXA Investment Managers GS Ltd., Deutsche Asset Management Investment Services Ltd., LSV Asset Management, Waddell & Reed Investment Management Company, and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.

           INVESTMENT ADVISER

           Investment advisory and management services are provided to each of the Funds by HighMark Capital Management, Inc. (the "Adviser"), pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). The Adviser is a subsidiary of UnionBanCal Corporation, the holding company of Union Bank of California. The Adviser is a California corporation registered under the Investment Adviser's Act of 1940. Union Bank of California serves as custodian for each of the Funds. See "Transfer Agent, Custodian and Fund Accounting Services" below. Union Bank of California also serves as sub-administrator to each of the Funds pursuant to an agreement with SEI Investments Mutual Funds Services. See "Manager and Administrator" below.

           Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

           Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

           The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.

           For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, Union Bank of California is entitled to receive fees from each Fund as described in that Fund's Prospectus.

           For the fiscal years ended July 31, 2001, July 31, 2000, and July 31, 1999, HighMark Capital Management, Inc., received the following investment advisory fees:

                                               Fiscal Year Ended
                                                     July 31, 2001           July 31, 2000        July 31, 1999
                                                     -------------           -------------         ------------
                                                       Additional             Additional             Additional
                                                           Amount                 Amount                 Amount
                                              Paid         Waived       Paid      Waived         Paid    Waived
                                             -----        -------     --------  --------         ----    ------
Balanced Fund                                                       $2,629,148       N/A   $2,751,956       N/A
Core Equity Fund                                                        13,988       N/A
Growth Fund                                                          4,824,757       N/A    3,746,604  $162,470
Large Cap Value Fund                                                 3,042,990    $9,869    3,971,713       N/A
International Equity Fund                                            1,126,671       N/A      903,234       N/A
Small Cap Value Fund                                                 1,121,508       N/A      638,000       N/A
Value Momentum Fund                                                  4,990,873       N/A    5,115,840    82,551
Bond Fund                                                            1,635,743       N/A    1,434,828       N/A
California Intermediate Tax-Free Bond Fund                             831,955   499,173      340,650   510,975
100% U.S. Treasury Money Market Fund                                 3,801,449   633,575    2,877,943   575,589
California Tax-Free Money Market Fund                                1,970,298   774,300      622,870 1,245,740
Diversified Money Market Fund                                       10,504,156       N/A    7,834,593       N/A
U.S. Government Money Market Fund                                    1,522,053       N/A    1,380,558       N/A


           (1) See "ADDITIONAL INFORMATION - Miscellaneous" for an explanation of the different fiscal year ends for each Fund.

           THE SUB-ADVISERS

           GROWTH FUND. Pursuant to a sub-advisory agreement dated ______, 2001, between the Adviser and Waddell & Reed Investment Management Company ("WRIMCO"), WRIMCO provides investment advisory services to the Growth Fund. Under its sub-advisory agreement, WRIMCO is entitled to an annual fee, paid monthly, of 0.30% of the average daily net assets of the Fund. Such fee is paid by the Adviser, and WRIMCO receives no fees directly from the Growth Fund.

           INTERNATIONAL EQUITY FUND. Pursuant to a sub-advisory agreement dated February 28, 2001, between the Adviser and Deutsche Asset Management Investment Services, Ltd. ("Deutsche"), Deutsche provides investment advisory services to the International Equity Fund. Under its sub-advisory agreement, Deutsche is entitled to an annual fee, paid monthly, based on the average daily net assets of the Fund allocated to Deutsche as follows:

           FUND ASSETS                              RATE AS A PERCENTAGE OF AVERAGE NET ASSETS
           Up to $250 million                                           0.60%
           Over $250 million                                            0.50%

           Such fee is paid by the Adviser, and Deutsche receives no fees directly from the International Equity Fund. For the fiscal year ended July 31, 2001, Deutsche received sub-advisory fees of __________. Deutsche is an indirect wholly owned subsidiary of Deutsche Bank AG.

           Prior to November __, 2001, AXA Investment Managers GS Ltd. ("AXA") also served as a sub-adviser to the Fund. For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999 AXA received sub- advisory fees of $__________, $595,383 and $471,338, respectively.

           SMALL CAP VALUE FUND. Pursuant to a sub-advisory agreement dated ______, 2001, between the Adviser and LSV Asset Management ("LSV"), LSV provides investment advisory services to the Small Cap Value Fund. Under its sub-advisory agreement, LSV is entitled to an annual fee, paid monthly, based on the average daily net assets of the Fund allocated to LSV as follows:


           FUND ASSETS                              RATE AS A PERCENTAGE OF AVERAGE NET ASSETS
           Up to $50 million                                            0.65%
           Between $50 million and $100 million                         0.55%
           Over $100 million                                            0.50%


           Such fee is paid by the Adviser, and LSV receives no fees directly from the Small Cap Value Fund.

           SEI Funds, Inc., a minority general partner of LSV, is an affiliate of HighMark Fund's administrator and distributor, SEI Investments Mutual Funds Services and SEI Investments Distribution Co. No Trustee of the Trust has owned any securities, or has had any material interest in, or a material interest in a material transaction with, LSV or its affiliates since the beginning of the Fund's most recent fiscal year. No officer or Trustee of the Trust is an officer, employee, director, general partner or shareholder of LSV.

           Prior to March 1, 2001, Brandes served as the sub-adviser to a portion of the Small Cap Value Fund's assets. For the fiscal years ended July 31, 2001, July 31, 2000 and July 31, 1999, Brandes received sub-advisory fees of _____________, $134,781 and $921,269, respectively.

           PORTFOLIO TRANSACTIONS

           Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities for the Bond Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund and the California Tax-Free Money Market Fund usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Growth Fund, the Large Cap Value Fund, the Value Momentum Fund, the Core Equity Fund, the International Equity Fund and the Small Cap Value Fund will generally involve the payment of a brokerage fee. Portfolio transactions for the Balanced Fund may be principal transactions or involve the payment of brokerage commissions. While the Adviser generally seeks competitive spreads or commissions on behalf of each of the Funds, HighMark Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

           Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or the Sub-Advisers in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or the Sub-Advisers and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser or the Sub-Advisers in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to HighMark Funds.

To the extent permitted by applicable rules and regulations, the Adviser or Sub-Advisers may execute portfolio transactions involving the payment of a brokerage fee through the Adviser, SEI Investments Distribution Co., and their affiliates in accordance with such procedures. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board will review reports of such affiliated brokerage transactions in connection with the foregoing standard. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter repurchase or reverse repurchase agreements with, Union Bank of California, or their affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

           Investment decisions for each Fund of HighMark Funds are made independently from those for the other Funds or any other investment company or account managed by the Adviser or the Sub-Advisers. However, any such other investment company or account may invest in the same securities as HighMark Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser or the Sub-Advisers believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser or the Sub-Advisers may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for HighMark Funds, the Adviser or the Sub-Advisers will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, the Sub-Advisers, their parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser and the Sub-Advisers, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

      During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

                                Fiscal Year Ended

                                            JULY 31, 2001             JULY 31, 2000            JULY 31, 1999
                                            -------------             -------------            -------------
Balanced Fund                                                              $241,737                 $343,762
Core Equity Fund                                                             23,630                      N/A
Growth Fund                                                                 898,490                  696,665
Large Cap Value Fund                                                      1,665,916                1,266,837
International Equity Fund                                                   283,718                  413,403
Small Cap Value Fund                                                        386,720                  303,124
Value Momentum Fund                                                         266,346                  371,708

           ADMINISTRATOR AND SUB-ADMINISTRATOR

           SEI Investments Mutual Funds Services (the "Administrator") serves as administrator to each of the Funds pursuant to the administration agreement dated as of February 15, 1997 between HighMark Funds and the Administrator (the "Administration Agreement").

           The Fund's Administrator, SEI Investments Mutual Funds Services, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

           Pursuant to the Administration Agreement, the Administrator provides the Funds with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Group. As described below, the Administrator has delegated part of its responsibilities under the Administration Agreement to HighMark Capital Management, Inc.

           The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Funds. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a Fund's Retail Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. Currently, the Administrator has agreed to waive its fee to the rate of 0.18% of the average daily net assets of the Funds.

           For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:

                                                                      FISCAL YEAR ENDED
                                              -----------------------------------------------------------------
                                                    JULY 31, 2001          JULY 31, 2000          JULY 31, 1999
                                                  ---------------         --------------          -------------
                                                       ADDITIONAL             ADDITIONAL             ADDITIONAL
                                                           AMOUNT                 AMOUNT                 AMOUNT
                                                PAID       WAIVED       PAID      WAIVED       PAID      WAIVED
                                              --------    -------     --------   -------     --------   -------
Balanced Fund                                                         $876,383   $87,638     $759,593   $91,732
Core Equity Fund                                                         4,663       466          N/A       N/A
Growth Fund                                                          1,608,252   160,825    1,104,261  $130,302
International Equity Fund                                              237,194    23,719      158,476   $19,015
Large Cap Value Fund                                                 1,014,330   280,433      882,395  $347,294
Small Cap Value Fund                                                   224,282    22,428      128,000    13,000
Value Momentum Fund                                                  1,663,624   166,362    1,442,857  $173,280
Bond Fund                                                              654,297    65,430      483,115   $57,393
California Intermediate Tax-Free Bond Fund                             332,782    33,278      280,016   $34,065
100% U.S. Treasury Money Market Fund                                 2,534,299   253,430    1,904,751  $230,235
California Tax-Free Money Market Fund                                1,313,532   131,353    1,030,037  $124,574
Diversified Money Market Fund                                        7,002,771   700,277    4,312,435  $522,306
U.S. Government Money Market Fund                                    1,014,702   101,470      769,550   $92,037

      The Administration Agreement became effective on February 15, 1997 and was automatically renewed for a one year term on July 31, 2001. Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until July 31, 2002. The Administration Agreement thereafter shall be renewed automatically for successive annual terms. The Administration Agreement is terminable at any time with respect to a particular Fund or HighMark Funds as a whole by either party without penalty for any reason upon 90 days' written notice by the party effecting such termination to the other party.

      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by HighMark Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

      The Administration Agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and the Administrator shall be responsible to HighMark Funds for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Fund resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and HighMark Capital Management, Inc., HighMark Capital Management, Inc. will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.10% of each Fund's average daily net assets.

      GLASS-STEAGALL ACT

      The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activitities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Advisers believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. Union Bank of California, N.A. also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Advisers, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and the Sub-Advisers and consider taking all action necessary in the circumstances.

      Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

      SHAREHOLDER SERVICES PLANS

      HighMark Funds has adopted three Shareholder Services Plans, one for Fiduciary Class, one for Class A Shares, and one for Class B Shares (collectively, the "Services Plans") pursuant to which a Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include Bank of Tokyo-Mitsubishi Trust Company, Union Bank of California, N.A., or their respective affiliates, that agree to provide certain shareholder support services for their customers or account holders (collectively, "customers") who are the beneficial or record owners of Shares of a Fund. In consideration for such services, a Service Provider is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of Shares of a Fund, pursuant to each plan. A service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.10% of average daily net assets for the Fiduciary and Class A Shares of the Large Cap Value Fund, Growth Fund, International Equity Fund, Small Cap Value Fund, Balanced Fund, Value Momentum Fund, and Core Equity Fund; 0.01% for the Fiduciary and Class A Shares of the Bond Fund, and 0.00% for the Class A Shares of the California Intermediate Tax-Free Bond Fund and 0.00% for the Fiduciary and Fiduciary and Class A Shares of the 100% U.S. Treasury Money Market Fund, California Tax-Free Money Market Fund, Diversified Money Market Fund and U.S. Government Money Market Fund.

      The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of a Fund.

      As authorized by the Services Plans, HighMark Funds may enter into a Servicing Agreement with a Service Provider pursuant to which the Service Provider has agreed to provide certain shareholder support services in connection with Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to, (i) maintaining Shareholder accounts; (ii) providing information periodically to Shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to Shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from Shareholders concerning their investments in Shares; (vi) forwarding Shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Shareholders; (vii) processing purchase, exchange and redemption requests from Shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting Shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by Shareholders; (x) processing dividend payments from HighMark Funds on behalf of the Shareholders; and (xi) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

      EXPENSES

      HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark Capital Management, Inc., Union Bank of California, SEI Investments Mutual Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

      DISTRIBUTOR

      SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, serves as distributor to the Funds pursuant to a distribution agreement dated February 15, 1997 between HighMark Funds and the Distributor for the Fiduciary Class and Class A Shares, and pursuant to a distribution agreement dated June 18, 1997 between HighMark Funds and the Distributor for Class B Shares (collectively, the "Distribution Agreements").

      The Distribution Agreements were renewed for a one-year term on July 31, 2001 and, unless sooner terminated, will continue in effect until July 31, 2002 and from year to year thereafter if approved at least annually (i) by HighMark Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark Funds, and (ii) by the vote of a majority of the Trustees of HighMark Funds who are not parties to the Distribution Agreements or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements are terminable without penalty, on not less than sixty days' notice by HighMark Funds' Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark Funds or by the Distributor. The Distribution Agreements terminate in the event of their assignment, as defined in the 1940 Act.

      THE DISTRIBUTION PLANS. Pursuant to HighMark Funds' Distribution Plans, each Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to that Fund's Class A Shares, pursuant to the Class A Distribution Plan, and seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund's Class B Shares, pursuant to the

Class B Distribution Plan, seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to that Fund's Class C Shares, pursuant to the Class C Distribution Plan and fifty-five one-hundredths of one percent (0.55%) of the average daily net assets attributable to that Fund's Class S Shares, pursuant to the Class S Distribution Plan. The Distributor has agreed to waive its fees to 0.00% of the average daily net assets of the Bond Fund and the California Intermediate Tax-Free Bond Fund.

      For the fiscal year ended July 31, 2001, the Distributor received the following distribution fees with respect to the sale of Class A Shares, Class B Shares, Class C Shares and Class S Shares from the following Funds:


FUND                                                CLASS A SHARES      CLASS B SHARES       CLASS C SHARES       CLASS S SHARES
----                                                --------------      --------------       --------------       --------------
Balanced Fund
Core Equity Fund
Growth Fund
International Equity Fund
Large Cap Value Fund
Value Momentum Fund
Small Cap Value
100% U.S. Treasury Money Market Fund
California Tax-Free Money Market Fund
Diversified Money Market Fund
U.S. Government Money Market Fund

      The Distributor may use the distribution fee applicable to a Fund's Class A, Class B, Class C and Class S Shares to provide distribution assistance with respect to the sale of the Fund's Class A, Class B, Class C and Class S Shares or to provide Shareholder services to the holders of the Fund's Class A, Class B, Class C and Class S Shares. The Distributor may also use the distribution fee
(i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of a Fund's Class A, Class B, Class C and Class S Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services to their customers owning a Fund's Class A, Class B, Class C and Class S Shares. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

      Participating Organizations may charge customers fees in connection with investments in a Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in a Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

      The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to a Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees will lower such Fund's expenses, and thus increase such Fund's yield and total returns, during the period such voluntary reductions are in effect.

      In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, Class C or Class S Shares of that Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of that Fund's Retail Shareholders. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

      Each Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not interested persons of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of such disinterested persons.

      TRANSFER AGENT AND CUSTODIAN SERVICES

      State Street Bank and Trust Company performs transfer agency services for the Funds pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). As each Fund's transfer agent, State Street Bank and Trust Company processes purchases and redemptions of each Fund's Shares and maintains each Fund's Shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a Shareholder's account.

      Under the Transfer Agency Agreement, HighMark Funds has agreed to pay State Street Bank and Trust Company annual fees at the rate of $18,000 per Retail class/per Fund. The Distributor has agreed to pay State Street Bank and Trust Company annual fees at the rate of $15,000 per Fiduciary class/per Fund. In addition, there will be an annual account maintenance fee of $25.00 per account and IRA Custodial fees totaling $15.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark Funds intends to charge transfer agency fees across the HighMark Funds as a whole. State Street Bank and Trust Company may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.

      Union Bank of California, N.A. serves as custodian to the Funds pursuant to a custodian agreement with HighMark Funds dated as of December 23, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments.

      Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to each Fund at an annual rate of 0.01% of the Fund's average daily net assets, with an annual minimum fee of $2,500 per Fund, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on a transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.

      AUDITOR

      The financial statements of HighMark Funds for the period ended July 31, 2001, incorporated by reference into this Statement of Additional Information have been audited by [_________________], independent accountants, as set forth in their report also incorporated by reference into this Statement of Additional Information, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting.

      LEGAL COUNSEL

      Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to HighMark Funds and will pass upon the legality of the Shares offered hereby.

                        ADDITIONAL INFORMATION

      DESCRIPTION OF SHARES

      HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of fourteen series of Shares, representing units of beneficial interest in the Growth Fund, the Large Cap Value Fund, the Balanced Fund, the Value Momentum Fund, the Core Equity Fund, the International Equity Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Bond Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund. Pursuant to a Multiple Class Plan on file with the Securities and Exchange Commission permitting the issuance and sale of six classes of Shares in selected Funds, Shares of such Funds have been divided into six classes of Shares, designated Class A, Class B, Class C and Class S Shares (collectively, "Retail Shares"), Class I Shares and Fiduciary Shares. Class I Shares are not currently being offered. The Trustees of HighMark Funds have determined that currently no conflict of interest exists between the Class A, Class B, Class C and Class S shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the Investment Company Act of 1940, as amended (the "1940 Act"), and state laws, will seek to ensure that no such conflict arises.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, Retail and Fiduciary shareholders are entitled to receive the net assets of the Fund attributable to each class.

      As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to particular Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

      Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of HighMark Funds voting without regard to series.

      Although not governed by Rule 18f-2, Retail Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

      SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that Shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

      The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

      CALCULATION OF PERFORMANCE DATA

      From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisers, including the Funds and the Adviser, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisers, including the Funds and the Adviser. Various mutual fund or market indices may also serve as a basis for comparison of the performance of the Funds with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in HighMark Funds' promotional literature: IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, Morningstar, Lipper, Inc., CDA/Wiesenberger Investment Company Services, SEI Investments, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes, BusinessWeek, Smart Money, American Banker, Fortune Magazine, Worth, Institutional Investor, Barron's National Business & Financial Weekly, Investor's Business Daily, Barron's, Pensions and Investments, Investment News, America Online, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Business Journal, Los Angeles Times, USA Today, Sacramento Bee, Seattle Times, Seattle Daily Journal of

Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free 1-800-433-6884 for current information concerning the performance of each of the Funds.

      From time to time, the Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within HighMark Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Funds. In addition, the California Tax - Free Fund may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

      The 7-day yield of each class of Shares of a Fund was computed by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of that class over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The 7-day effective yield of each class of Shares of a Fund represents a compounding of the yield of that class by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

      The yield and effective yield for the seven-day period ending July 31, 2001, for the Money Market Funds are shown below:


                                                    YIELD                                              EFFECTIVE YIELD
                                                    -----                                              ---------------
                                          CLASS A   CLASS B   CLASS S   FIDUCIARY       CLASS A   CLASS B   CLASS S   FIDUCIARY
                                          -------   -------   -------   ---------       -------   -------   -------   ---------
100% U.S. Treasury Money Market Fund          %        --            %          %           %          --         %       %
California Intermediate Tax-Free
    Money Market Fund                         %        --            %          %           %          --         %       %
Diversified Money Market Fund                 %        --            %          %           %          --         %       %
U.S. Government Money Market Fund             %         %            %          %           %           %         %       %

           The Fund's "yield" (referred to as "standardized yield") for a given 30-day period for a class of shares is calculated using the following formula set forth in rules adopted by the Commission that apply to all funds that quote yields:

     Standardized Yield = 2 [(a-b + 1)(6) - 1]
                                   --
                                    cd

The symbols above represent the following factors:

a =   dividends and interest earned during the 30-day period.
b =   expenses accrued for the period (net of reimbursements).
c = the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
d = the maximum offering price per share of the class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield of a class of shares for a 30-day period may differ from its yield for any other period. The Commission formula assumes that the standardized yield for a 30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. This standardized yield is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the Fund's portfolio investments calculated for that period. Because each class of shares is subject to different expenses, it is likely that the standardized yields of the Fund classes of shares will differ.

      The yield and effective yield for the 30-day period ending July 31, 2001, for the Money Market Funds and Fixed Income Funds are shown below:

                                                                    YIELD                                EFFECTIVE YIELD
                                                    CLASS A   CLASS B    CLASS S    FIDUCIARY   CLASS A  CLASS B   CLASS S FIDUCIARY
                                                    -------   -------    -------    ---------   -------- -------   ------- ---------
100% U.S. Treasury Money Market Fund                       %        --          %          %          %      --         %        %
California Intermediate Tax-Free Money
     Market Fund                                           %        --          %          %          %      --         %        %
Diversified Money Market Fund                              %        --          %          %          %      --         %        %
U.S. Government Money Market Fund                          %         %          %          %          %       %         %        %
Bond Fund                                                  %        --         --          %         --      --        --       --
California Intermediate Tax-Free Bond Fund                 %         %         --          %         --      --        --       --

      The tax-equivalent yield of each class of Shares of the California Tax-Free Fund was computed by dividing that portion of the yield of that class that is tax-exempt by 1 minus the stated income tax rate (or rates) and adding the product to that portion, if any, of the yield of the Class that is not tax-exempt. The tax-equivalent effective yield of each class of Shares was computed by dividing that portion of the effective yield of that class which is tax-exempt by

1 minus the stated income tax rate (or rates) and adding to that portion, if any, of the effective yield of that class that is not tax-exempt.

      The tax-equivalent yield and tax-equivalent effective yield for the California Tax-Free Money Market Fund for the 7-day and 30-day periods ended July 31, 2001 are shown below:

                                                        TAX-EQUIVALENT                       TAX-EQUIVALENT
                                                           YIELD                             EFFECTIVE YIELD
                                                        --------------                       ---------------
                                               CLASS A   CLASS S   FIDUCIARY            CLASS A    CLASS S  FIDUCIARY
                                               -------   -------   ---------            -------    -------  ---------
USING A 39.6% FED.  INCOME TAX RATE
 a.  7-day                                           %          %            %                 %         %            %
 b.  30-day                                          %          %            %                 %         %            %

USING A 39.6% FED.  INCOME TAX
RATE AND 11% CAL.  PERSONAL

INCOME TAX RATE
 a.  7-day                                           %          %            %                 %         %            %
 b.  30-day                                          %          %            %                 %         %            %

           The tax-equivalent yield for the California Intermediate Tax-Free Bond Fund for the 30-day period ended July 31, 2001 is shown below:

                                                       TAX-EQUIVALENT
                                                           YIELD
                                                       --------------
                                               CLASS A   CLASS B   FIDUCIARY
                                               -------   -------   ---------
Using a 39.6% Fed.  Income Tax Rate                  %          %         %

Using a 39.6% Fed.  Income Tax
Rate and 11% Cal.  Personal
Income Tax Rate                                      %          %         %

      Each Fund's respective average annual total return over periods of 1, 5 and 10 years (up to the life of Fund or Class) was calculated by determining the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) was then averaged over the relevant number of years. Specifically, these rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.

      The performance figures relating to the Class A Shares and Class B Shares reflect the sales charge and distribution fees to which each Class is subject. Because only Class A Shares and Class B Shares bear the expense of the fee, if any, under the Distribution Plan and a sales charge, total return and yield relating to a Fund's Class A Shares and Class B Shares will be lower than that relating to the Funds' Fiduciary Shares.

      The average total return for the Class A Shares of each Fund, computed as of July 31, 2001, is shown in the table below:


                                   Average Annual Total Return - Class A Shares

                      FUND/CLASS
                     COMMENCEMENT          ONE             FIVE                   TEN          LIFE OF
FUND NAME            OF OPERATIONS         YEAR            YEARS                 YEARS           FUND
---------            ---------------      --------         -----              ----------      ---------
                                           WITH   WITHOUT  WITH   WITHOUT     WITH   WITHOUT  WITH    WITHOUT
                                           SALES  SALES    SALES  SALES       SALES  SALES    SALES   SALES
                                           LOAD*  LOAD     LOAD*  LOAD        LOAD*  LOAD     LOAD*   LOAD
                                           -----  ----     -----  ----        -----  ----     -----   ----
Balanced Fund(6)              11/13/92         %      %       %       %         --      --       %      %
Core Equity Fund              06/30/00        --     --      --      --         --      --       %      %
Growth Fund                   06/20/94         %      %       %       %         --      --       %      %
Income Equity Fund            06/20/94         %      %       %       %         %(1)    %(1)     %      %
International Equity Fund     11/30/99        %(2)    %(2)    %(2)    %(2)      --      --       %+     %+
Small Cap Value Fund          09/17/98         %      %      --      --         --      --       %      %
Value Momentum Fund(7)        04/02/94         %      %       %       %         --      --       %      %
Bond Fund                     06/20/94         %      %       %       %         %(3)    %(3)     %      %
California Intermediate
      Tax-Free Bond Fund(8)   10/15/93         %      %       %       %         --      --       %       %
100% U.S. Treasury
     Money Market Fund        12/01/90        --      %      --       %         --      %(4)    --       %
California Tax-Free
     Money Market Fund(9)     06/25/91        --      %      --       %         --      --      --       %
Diversified Money Market
     Fund(10)                 05/28/91        --      %      --       %         --      --      --       %

U.S. Government Money
     Market Fund              12/01/90        --      %      --       %         --      %(5)    --       %


* Reflects maximum sales charge (4.50% for the Equity Funds and 3.00% for the Fixed Income Funds).
+ Cumulative inception to date.

(1) Prior to 6/20/94, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 2/9/84. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(2) Prior to 11/30/99, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 2/1/95. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Prior to 6/20/94, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 2/15/84. The performance of Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Prior to 12/1/90, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 8/10/87. The performance of Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(5) Prior to 12/1/90, performance for Class A Shares is based on Fiduciary Share performance, which were first offered 8/10/87. The performance of the Fiduciary Shares has been adjusted for the sales charge applicable to Class A Shares, but does not reflect the Class A Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(6) Performance data includes the performance of the Stepstone Balanced Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

(7) Performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

(8) Performance data includes the performance of the Stepstone California Intermediate Tax-Free Bond Fund for the period prior to its consolidation with the HighMark California Intermediate Tax-Free Bond Fund on 4/25/97.


(9) Performance data includes the performance of the Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with the HighMark California Tax-Free Money Market Fund on 4/25/97.

(10) Performance data includes the performance of the Stepstone Diversified Money Market Fund for the period prior to its consolidation with the HighMark Diversified Fund on 4/25/97.

      The average total return for the Class B Shares of each Fund, computed as of July 31, 2001, is shown in the table below:

                  Average Annual Total Return - Class B Shares


                      FUND/CLASS
                     COMMENCEMENT          ONE             FIVE                   TEN          LIFE OF
FUND NAME            OF OPERATIONS         YEAR            YEARS                 YEARS           FUND
---------            ---------------      --------         -----              ----------      ---------
                                           WITH   WITHOUT  WITH   WITHOUT     WITH   WITHOUT  WITH    WITHOUT
                                           SALES  SALES    SALES  SALES       SALES  SALES    SALES   SALES
                                           LOAD*  LOAD     LOAD*  LOAD        LOAD*  LOAD     LOAD*   LOAD
                                           -----  ----     -----  ----        -----  ----     -----   ----
Balanced Fund                 02/02/98         %      %       %(1)   %(1)       --     --      %       %
Core Equity Fund              06/30/00        --     --       --     --         --     --      %*      %*
Growth Fund                   02/02/98         %      %       %(2)   %(2)       --     --      %       %
Income Equity Fund            02/02/98         %      %       %(3)   %(3)       %(3)   %(3)    %+      %+
International Equity Fund     11/30/99         %(4)   %(4)    %(4)   %(4)       --     --      %+      %+
Small Cap Value Fund          02/02/98         %      %       --     --         --     --      %       %
Value Momentum Fund           02/02/98         %      %       %(5)   %(5)       --     --      %       %
Bond Fund                        ----          %      %       %      %          --     --      %       %
California Intermediate
  Tax-Free Bond Fund             ----          %      %       %      %          --     --      %       %
U.S. Government Fund          02/02/98         %      %       %      %          --     --      %       %
Money Market Fund             02/02/98         %      %       %(7)   %(7)       %(7)   %(7)    %       %

* Reflects maximum CDSC of 5.00%.
+ Cumulative inception date.

(1) Prior to 2/28/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(2) Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 11/18/93. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Prior to 2/2/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/9/84. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Prior to 11/30/99, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/1/95. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(5) Prior to 2/28/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(6) Prior to 11/30/99, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 10/15/93. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(7) Prior to 2/28/98, performance for Class B Shares is based on Fiduciary Share performance, which were first offered 8/10/87. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.




      The average total return for the Class C Shares of each Fund, computed as of July 31, 2001, is shown in the table below:

                  Average Annual Total Return - Class C Shares


                              FUND/CLASS
                             COMMENCEMENT          ONE             FIVE                  TEN          LIFE OF
FUND NAME                    OF OPERATIONS         YEAR            YEARS                YEARS           FUND
---------                    ---------------      --------         -----             ----------      ---------
                                                   WITH   WITHOUT  WITH   WITHOUT    WITH   WITHOUT  WITH    WITHOUT
                                                   SALES  SALES    SALES  SALES      SALES  SALES    SALES   SALES
                                                   LOAD*  LOAD     LOAD*  LOAD       LOAD*  LOAD     LOAD*   LOAD
                                                   -----  ----     -----  ----       -----  ----     -----   ----
Balanced Fund                 11/30/99              %(1)    %(1)   %(1)   %(1)       --     --       %*      %*
Growth Fund                   11/30/99              %(2)    %(2)   %(2)   %(2)       --     --       %+      %+
Large Cap Value Fund          11/30/99              %(3)    %(3)   %(3)   %(3)       %(3    %(3)     %+      %+
International Equity Fund     11/30/99              %(4)    %(4)   %(4)   %(4)       --     --       %+      %+
Small Cap Value Fund          11/30/99              %(5)    %(5)   --     --         --     --       %+      %+
Value Momentum Fund           11/30/99              %(6)    %(6)   %(6)   %(6)       --     --       %+      %+

*     Reflects maximum CDSC of 5.00%.
+     Cumulative inception date.

(1) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 2/1/91. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(2) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 11/18/93. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(3) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 2/9/84. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(4) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 2/1/95. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(5) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 9/17/98. The performance of Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

(6) Prior to 11/30/99, performance for Class C Shares is based on Fiduciary Share performance, which were first offered 9/17/98. The performance of the Fiduciary Shares has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

      The average total return for the Class S Shares of each Fund, computed as of July 31, 2001, is shown in the table below:

                  Average Annual Total Return - Class S Shares

                              FUND/CLASS
                             COMMENCEMENT          ONE             FIVE                  TEN          LIFE OF
FUND NAME                    OF OPERATIONS         YEAR            YEARS                YEARS           FUND
---------                    ---------------      --------         -----             ----------      ---------
                                                   WITH   WITHOUT  WITH   WITHOUT    WITH   WITHOUT  WITH    WITHOUT
                                                   SALES  SALES    SALES  SALES      SALES  SALES    SALES   SALES
                                                   LOAD*  LOAD     LOAD*  LOAD       LOAD*  LOAD     LOAD*   LOAD
                                                   -----  ----     -----  ----       -----  ----     -----   ----

100% U.S. Treasury
       Money Market Fund           09/30/99         --      --        --    --          --     --       --     %+
California Tax-Free
       Money Market Fund           09/30/99         --      --        --    --          --     --       --     %+
Diversified Money Market Fund
       Money Market Fund           09/30/99         --      --        --    --          --     --       --     %+
U.S. Government  Money Market
       Fund                        09/30/99         --      --        --    --          --     --       --     %+

+     Cumulative inception date.

      The average total return for the Fiduciary Shares of each Fund, computed as of July 31, 2001, is shown in the table below:


                 Average Annual Total Return - Fiduciary Shares


                              FUND/CLASS
                             COMMENCEMENT          ONE             FIVE                  TEN          LIFE OF
FUND NAME                    OF OPERATIONS         YEAR            YEARS                YEARS           FUND
---------                    ---------------      --------         -----             ----------      ---------
Balanced Fund(1)              02/01/91                  %             %                  --                %
Core Equity Fund              05/31/00                 --            --                  --                %*
Growth Fund                   11/18/93                  %             %                  --                %
Large Cap Value Fund(2)       02/09/84                  %             %                   %                %
International Equity Fund(3)  02/01/95                  %             %                  --                %
Small Cap Value Fund          09/17/98                  %            --                  --                %
Value Momentum Fund(4)        02/01/91                  %             %                  --                %
Bond Fund(5)                  02/15/84                  %             %                   %                %
California Intermediate
    Tax-Free Bond Fund(6)     10/15/93                  %             %                  --                %
100% U.S. Treasury Money
    Market Fund               08/10/87                  %             %                   %                %
California Tax-Free
    Money Market Fund(7)      06/10/91                  %             %                  --                %
Diversified Money Market
    Fund(8)                   02/02/91                  %             %                  --                %
U.S. Government Money
    Market Fund               08/10/87                  %             %                   %                %

*Cumulative inception date.

(1) Performance data includes the performance of the Stepstone Balanced Fund for the period prior to its consolidation with the HighMark Balanced Fund on 4/25/97.

(2) Performance data includes the performance of the IRA Fund Income Equity Portfolio for the period prior to its consolidation with the HighMark Large Cap Value Fund on 6/23/88.

(3) Performance data includes the performance of the Stepstone International Equity Fund for the period prior to its consolidation with the HighMark International Equity Fund on 4/25/97.

(4) Performance data includes the performance of the Stepstone Value Momentum Fund for the period prior to its consolidation with the HighMark Value Momentum Fund on 4/25/97.

(5) Performance data includes the performance of the IRA Fund Bond Portfolio for the period prior to its consolidation with the HighMark Bond Fund on 6/23/88.

(6) Performance data includes the performance of the Stepstone California Intermediate Tax-Free Bond Fund for the period prior to its consolidation with the HighMark California Intermediate Tax-Free Bond Fund on 4/25/97.

(7) Performance data includes the performance of the Stepstone California Tax-Free Money Market Fund for the period prior to its consolidation with the HighMark California Tax-Free Money Market Fund on 4/25/97.

(8) Performance data includes the performance of the Stepstone Diversified Money Market Fund for the period prior to its consolidation with the HighMark Diversified Fund on 4/25/97.

           Because each class of Shares of a Fund has different sales charge structures and differing distribution and shareholder servicing fees, the performance of each class will differ. All performance information presented is based on past performance and does not predict future performance.

           MISCELLANEOUS

           Prior to April 28, 1997, the California Tax-Free Money Market Fund, the Value Momentum Fund, the International Equity Fund, and the California Intermediate Tax-Free Bond Fund were Stepstone Funds.

           Shareholders are entitled to one vote for each Share held in a Fund as determined on the record date for any action requiring a vote by the Shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the Shareholders of a particular series or particular class, and (ii) only Retail Shares will be entitled to vote on matters submitted to a Shareholder vote relating to the Distribution Plan. HighMark Funds is not required to hold regular annual meetings of Shareholders, but may hold special meetings from time to time.

           HighMark Funds' Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of Shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

           HighMark Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of HighMark Funds.

           The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

           The 2001 Annual Report to Shareholders of HighMark Funds is incorporated herein by reference. This Report includes audited financial statements for the fiscal year ended July 31, 2001. Upon the incorporation by reference herein of such Annual Report, the opinion in such Annual Report of independent accountants is incorporated herein by reference and such Annual Report's financial statements are incorporated by reference herein in reliance upon the authority of such accountants as experts in auditing and accounting.

           The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

           No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

           As of September 20, 2001, HighMark Funds believes that the trustees and officers of HighMark Funds, as a group, owned less than one percent of the Shares of any Fund of HighMark Funds. As of September 20, 2001, HighMark Funds believes that there was no person who beneficially owned more than 25% of the outstanding voting securities of any Fund.

           As of September 20, 2001, HighMark Funds believes that Union Bank of California was the shareholder of record of 100% of the Fiduciary Shares of the Core Equity Fund, 99.02 % of the Fiduciary Shares of the Growth Fund, 99.58 % of the Fiduciary Shares of the Large Cap Value Fund, 94.11% of the Fiduciary Shares of the International Equity Fund, 99.97 % of the Fiduciary Shares of the Balanced Fund, 99.92 % of the Fiduciary Shares of the Bond Fund, 99.62% of the Fiduciary Shares of the California Intermediate Tax-Free Bond Fund, 99.32 % of the Fiduciary Shares of the Value Momentum Fund, 100% of the Fiduciary Shares of the Small Cap Value Fund, 99.70% of the Fiduciary Shares of the U. S. Government Money Market Fund, 85.56% of the Fiduciary Shares of the Diversified Money Market Fund, 93.27 % of the Fiduciary Shares of the U. S. Treasury Money Market Fund and 99.50% of the Fiduciary Shares of the California Tax-Free Money Market Fund.

           As of September 20, 2001, HighMark Funds believes that Union Bank of California had investment authority with respect to 44.38% of the Growth Fund Fiduciary Shares, 46.29% of the Large Cap Value Fund Fiduciary Shares, 50.81% of the Balanced Fund Fiduciary Shares, 52.91% of the Value Momentum Fund Fiduciary Shares, 22.28% of the International Equity Fund Fiduciary Shares, 71.53% of the Small Cap Value Fund Fiduciary Shares, 99.99 % of the Core Equity Fund Fiduciary Shares, 73.90% of the Bond Fund Fiduciary Shares, 98.02% of the

California Intermediate Tax-Free Bond Fund Fiduciary Shares, 24.82% of the U. S. Treasury Money Market Fund Fiduciary Shares, 26.54% of the Diversified Money Market Fund Fiduciary Shares, 36.88% of the California Tax-Free Money Market Fund Fiduciary Shares and 5.99% of the U. S. Government Money Market Fund Fiduciary Shares

           The table below indicates each additional person known by HighMark Funds to own of record or beneficially 5% or more of the Shares of the following Funds of HighMark Funds as of September 20, 2001.

                                5% OR MORE OWNERS


                         BALANCED FUND - CLASS A SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD
Ty & Wei Chen Yeh TTEE                                                  8.90%
Yeh Family Trust
U/A 9/11/91
2048 Studebaker Rd.
Long Beach, CA 90815-3539

                         BALANCED FUND - CLASS B SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD
                                                                         %

                         BALANCED FUND - CLASS C SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Suzanne M. Markowsky TTEE                                               20.04%
David G. Azoff TTEE
Azoff Family Trust U/A DTD 5/25/95
10802 W. 116th Ter.
Overland Park, KS  66210-3857

Robert J. Krahulik                                                      18.53%
32062 Via Tonada
San Juan Capistrano, CA 92675-3612

Union Bank of California Cust.                                          57.70%
IRA of Joe K. Shintaku
Rollover
1349 3rd Avenue
San Francisco, CA 94122-2718

                        BALANCED FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF BENEFICIAL OWNERSHIP


                                       96


Nummi Hourly Retirement Plan                                            16.15%
Attn: Paige Kenigsberg
45500 Fremont Blvd.
Fremont, CA 94538-6326

NEC Savings Plan Agency - Balanced                                      10.46%
NEC America, Inc.
Attn: James Haley
8 Corporate Center Drive
Melville, NY 11747-3193

Union Bank of California Retirement Plan                                16.73%
400 California Street
San Francisco, CA 94104

Union Bank of California 401(k) Plan                                    11.88%
P. O. Box 45000
San Francisco, CA 94145-0001

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                          87.13%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

American Express Trust Company                                          10.46%
As Agent for NEC Savings and
Retirement Plan
Attn:  Nancy Jendro Trust Operation
P.O. Box 534
Minneapolis, MN  55440-0534

                        CORE EQUITY FUND - CLASS A SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Barbara and Andrew Leigh Family                                         42.23%
Andrew M. Leigh
U/A 11/8/94
15961 Royal Oak Road
Encino, CA  91436-3911

                                       97

Union Bank of California Cust.                                          11.46%
IRA of Ken Inose
Roth Rollover
28425 Cayuse Ln.
Rancho Palos Verdes, CA  90275-5163

Industrial Service Oil Co. Inc.                                          5.57%
6700 E. Pacific Coast Highway Suite 240
Long Beach, CA  90803-4233

                        CORE EQUITY FUND - CLASS B SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

MJM Land Development Defined B                                           5.68%
Joseph E. Louis TTEE & Trust
778 N 1st Street
San Jose, CA 95112-6302

Landon McArthur                                                          6.06%
466 Rutland Ave.
San Jose, CA  95128-2346

                       CORE EQUITY FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                           91.84%
C/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                          GROWTH FUND - CLASS C SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Uri Moscovici                                                            5.00%
Hedy Moscovici
6315 Ridge Path Ct.
Rancho Palos Verdes, CA  90275-3247

                                       98

Wexford Clearing Services Corp FBO                                       9.74%
Helen L. Calvelli TTEE
Helen L. Calvelli Rev Trust
UA DTD 09/16/99
910 Fallowfield Ln.
Watsonville, CA  95076-9774

Union Bank of California Cust                                           27.57%
IRA of David Miller
Rollover
1408 Hawthorne Ter
Berkeley, CA  94708-1804

Union Bank of California Cust                                            6.30%
IRA of Socrates Mamakos
Rollover
3990 Clay Street
San Francisco, CA  94118-1624

                         GROWTH FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California 401(k) Plan                                    20.49%
P.O. Box 45000
San Francisco, CA 94145-0001

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                          96.80%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 84584
San Diego, CA  92186-5484


                                       99

                      LARGE CAP VALUE FUND - CLASS C SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Thomas Family Rev. Trust                                                11.57%
Karen R. Thomas TTEE
U/A 12/12/97
5716 N. 8th Street
Fresno, CA  93710-6432

Union Bank of California Cust.                                          82.36%
IRA of Elena C. La Clair
Rollover
106 Greenwood Dr.
South San Francisco, CA  94080-5837

HighMark Capital Management                                              5.18%
445 S. Figueroa Street
Los Angeles, CA  90071-1602

                     LARGE CAP VALUE FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California 401(k) Plan                                    22.92%
P.O. Box 45000
San Francisco, CA 94145-0001

Komatsu Savings Plan Salaried                                            7.77%
440 N. Fairway Dr.
Vernon Hills, IL  60061-1836

Mathilda Swall TW                                                        5.67%
c/o Union Bank of California
700 L Street
Sacramento, CA  95814

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD


                                      100

Lane & Company                                                          95.95%
c/o Union Bank
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                   INTERNATIONAL EQUITY FUND - CLASS A SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Joan Cohen TTEE                                                         29.61%
Joan Cohen Marital Trust
U/A 3/13/95
1862 Park Skyline Road
Santa Ana, CA  92705-3130

State Street Bank & Trust Co.                                            6.27%
Cust. for the IRA of
FBO Florence Arnold
1913 Saint Andrews Drive
Moraga, CA  94556-1062

LPL Financial Services                                                   7.03%
A/C 3445-9107
9785 Towne Centre Drive
San Diego, CA  92121-1968

                   INTERNATIONAL EQUITY FUND - CLASS B SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California Cust.                                           9.87%
IRA of David C. Gallardo
10290 Ave. 19 1/2
Chowchilla, CA  93610-9070


                                      101



                   INTERNATIONAL EQUITY FUND - CLASS C SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

State Street Bank & Trust Co.                                            8.75%
Cust. for the IRA R/O
FBO Rodney A. Harrison
2410 N. Post Street
Spokane, WA  99205-3251

Rosemary Mercurio                                                       32.77%
8840 W. Kimberly Way
Peoria, AZ  85382-8721

State Street Bank & Trust Co.                                           23.87%
Cust. for the IRA of
FBO Ronald D. Noon
P.O. Box 893
Orinda, CA  94563-0888

State Street Bank & Trust Co.                                           21.26%
Cust. for the IRA of
FBO Hiroshi Nakai
138 15th Avenue
San Francisco, CA  94118-1011

                  INTERNATIONAL EQUITY FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California Retirement Plan                                67.83%
400 California Street
San Francisco, CA 94104

Nummi Hourly Retirement Plan                                             6.94%
Attn: Paige Kenigsberg
45500 Fremont Blvd.
Fremont, CA 94538-6326

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

AXA Banque                                                               5.95%
372 Rue Saint Honore



                                      102

75040 Paris Cedex 01 France


Lane & Company                                                          86.99%
c/o Union Bank of California
Attn: Kathleen Heilman
P. O. Box 85484
San Diego, CA 92186-5484

                      SMALL CAP VALUE FUND - CLASS A SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Joan Chen TTEE                                                           5.16%
Joan Cohen Marital Trust
U/A 3/13/95
1862 Park Skyline
Santa Ana, CA  92705-3120

Union Bank Cust.                                                         7.23%
IRA of Robert S. Butler
Personalized IRA Rollover
650 Club View Drive
Los Angeles, CA  90024-2624

Considine Family Trust                                                   5.73%
Kenneth M. Considine
U/A 6/14/00
6216 Appian Way
Riverside, CA  92506-4505

                      SMALL CAP VALUE FUND - CLASS C SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Sally Gibson                                                            17.16%
36110 Fanshawe Street
Fremont, CA  94536-4634

Prudential Securities Inc. FBO                                           7.87%
Mr. Edward W. Mentzer
858 Stanton Road
Burlingame, CA  94010-1404


                                      103

Wexford Clearing Services Corp. FBO                                      7.42%
Sutro & Co. Inc. C/F
Steven Regli
IRA Rollover DTD 10/31/00
5404 NE 21st Ter.
Ft. Lauderdale, FL  33308-3123

Benoit-Reinhardt Family Ttee.                                            7.22%
FBO Carmel Reinhardt Page
97826 Crestline Loop
Brookings, OR  97415-9406

                     SMALL CAP VALUE FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California Retirement Plan                                25.99%
400 California Street
San Francisco, CA 94104

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                          91.39%
c/o Union Bank of CA
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                      VALUE MOMENTUM FUND - CLASS A SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

The Chicago Trust Company                                                8.28%
of Chicago
Omnibus Account
UA DTD 12/17/1999
P.O. Box 121589
San Diego, CA 92112-1589

                      VALUE MOMENTUM FUND - CLASS C SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Wexford Clearing Services Corp. FBO                                      5.25%

                                      104

Mr. Roy Zeiger
Mrs. Mavis Zeiger Co.-Ttees.
U/A Dtd. 04/12/00
6432 Buckskin Lane
Roseville, CA  95747-8076

LPL Financial Services                                                   6.36%
9785 Towne Centre Drive
San Diego, CA  92121-1968

Jane Astleford                                                           8.78%
Terry L. Astleford
9350 E. 185th Street
Prior Lake, MN  55372-9164

                     VALUE MOMENTUM FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California 401(k) Plan                                    14.41%
P.O. Box 45000
San Francisco, CA 94145-0001

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                          95.59%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                          BOND FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                          95.12%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484


                                      105


           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Charles Schwab & Co., Inc.                                              22.54%
FBO Exclusive Customers
101 Montgomery St.
San Francisco, CA  94104-4122

Harry R and Edythe L. Silverglide TTEE                                  11.71%
Harry and Edythe Silverglide
c/o Mike Destro
16615 Lark Avenue, Suite 200
Los Gatos, CA 95032-7645

           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS B SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Hiroko Masuda                                                            7.22%
403 9-30-12 Seijo Setagaya-Ku
Tokyo, Japan

          CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                                          95.51%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

              100% U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                         99.98%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

             100% U.S. TREASURY MONEY MARKET FUND - FIDUCIARY SHARES


                                      106

           NAME AND ADDRESS                                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Remedy Corp **Pledged** CU                                               9.40%
Peregrine Systems, Inc.
Attn:  Ilse Cappel
3611 Valley Centre Drive, 5th Floor
San Diego, CA  92130

Weber Metals, Inc. Liquidity Management                                  5.95%
Weber Metals, Inc.
Attn:  Bruce L. Hansen
P. O. Box 318
Paramount, CA 90723-0318

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                                96.19%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602

              100% U.S. TREASURY MONEY MARKET FUND - CLASS S SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                          100%
for the Benefit of Our Customers
Church Street Station
P.O. Box 3752
New York, NY  10008-3752

             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                         99.55%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

            CALIFORNIA TAX-FREE MONEY MARKET FUND - FIDUCIARY SHARES

                                      107

           NAME AND ADDRESS                                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Michael B. & Linda Jo Van Daele, TTE                                     6.03%
Attn:  Jeff Hack
2900 Adams Street, Suite C25
Riverside, CA 92504

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                                99.99%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602

             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS S SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                          100%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

                 DIVERSIFIED MONEY MARKET FUND - CLASS A SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                         97.56%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908


                                      108

                DIVERSIFIED MONEY MARKET FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                                85.07%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602

Lane & Company                                                          14.77%
c/o Union Bank of California
Attn: Kathleen Heilman
PO Box 85484
San Diego, CA 92186-5484

                 DIVERSIFIED MONEY MARKET FUND - CLASS S SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                         100%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                         92.29%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS B SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Lakeside Business Center                                                 6.19%
Sole Proprietorship
Ronald E. Soderling
1400 N. Bristol Street Suite #150


                                      109

Newport Beach, CA 9260-2957

Thomas F. Luthi TTEE                                                     5.73%
Thomas F. Luthi Revocable Trust
U/A 9/14/00
653 Manhattan Beach Blvd. #K
Manhattan Beach, CA  90266-4885

LPL Financial Services                                                   7.97%
A/C 7175-6120
9785 Towne Centre Drive
San Diego, CA  92121-1968

So Cal Underground                                                       5.59%
P. O. Box 1747
Brea, CA  92822-1747

Union Bank of California Cust.                                           6.89%
IRA of James R. Wells
Rollover
13159 S. Peach Avenue
Selma, CA  93662-9632

              U.S. GOVERNMENT MONEY MARKET FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                                   PERCENTAGE OF BENEFICIAL OWNERSHIP

City of Anaheim CU                                                       5.99%
City of Anaheim
Attn:  Charlene Jung, City Treasurer
201 S. Anaheim Blvd. #901
Anaheim, CA 92805

           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                                98.09%
Lane & Co Cash
Attn: Fund Accounting
P.O. Box 85602
San Diego, CA  92186-5602

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS S SHARES

                                      110


           NAME AND ADDRESS                                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                                          100%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

                                    APPENDIX



The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NSRO. The NSROs that may be utilized by the Funds and the description of each NSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


LONG -TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):


Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.



Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.



A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.



      Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):


AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:


AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT -TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  - Leading market positions in well-established industries.

                  - High rates of return on funds employed.

                  - Conservative capitalization structure with moderate
                    reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial
                    charges and high internal cash generation.

                  - Well-established access to a range of financial markets
                    and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short -Term Loan/Municipal Note Ratings


Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1      This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


MIG 2/VMIG 2      This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Short -Term Debt Ratings


           Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.


           BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.


The TBW Short -Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short -Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short -Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.


TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                              FINANCIAL STATEMENTS

           The Independent Auditors' Report for HighMark Funds for the fiscal year ended July 31, 2001, audited Financial Statements for HighMark Funds for the fiscal year ended July 31, 2001, and unaudited Financial Statements for HighMark Funds for the period ended January 31, 2001 [WILL BE] incorporated by reference to the Annual and Semi-Annual Reports of HighMark Funds, dated as of such dates, which will be sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of each such report may be obtained without charge by contacting the Distributor, SEI Investments Distribution Co. at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456 or by telephoning toll-free at 1-800-734-2922.

                                 HIGHMARK FUNDS

                              SMALL CAP GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 30, 2001

           This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the HighMark Small Cap Growth Fund, which is dated November 30, 2001, (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into these Prospectuses. Copies of the Prospectuses may be obtained by writing the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                TABLE OF CONTENTS

                                                                                         PAGE
HIGHMARK FUNDS                                                                              1
INVESTMENT OBJECTIVES AND POLICIES                                                          2
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS                                             2
           EQUITY SECURITIES                                                                2
           CONVERTIBLE SECURITIES                                                           2
           BANK INSTRUMENTS                                                                 3
           COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES                         3
           LENDING OF PORTFOLIO SECURITIES                                                  4
           REPURCHASE AGREEMENTS                                                            4
           REVERSE REPURCHASE AGREEMENTS                                                    5
           U.S. GOVERNMENT OBLIGATIONS                                                      5
           ADJUSTABLE RATE NOTES                                                            6
           SHARES OF MUTUAL FUNDS                                                           6
           WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS                                   7
           ZERO-COUPON SECURITIES                                                           7
           OPTIONS (PUTS AND CALLS) ON SECURITIES                                           7
           COVERED CALL WRITING                                                             8
           PURCHASING CALL OPTIONS                                                          9
           PURCHASING PUT OPTIONS                                                           9
           OPTIONS IN STOCK INDICES                                                         9
           RISK FACTORS IN OPTIONS TRANSACTIONS                                            10
           FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS                             11
           FUTURES CONTRACTS ON SECURITIES                                                 11
           OPTIONS ON SECURITIES' FUTURES CONTRACTS                                        13
           RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS       13
           INDEX FUTURES CONTRACTS                                                         14
           OPTIONS ON INDEX FUTURES CONTRACTS                                              15
           FOREIGN INVESTMENT                                                              16
           INDEX-BASED INVESTMENTS                                                         16
           SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES                                   17
           MONEY MARKET INSTRUMENTS                                                        18
           TREASURY RECEIPTS                                                               18
           ILLIQUID SECURITIES                                                             18
           RESTRICTED SECURITIES                                                           19
INVESTMENT RESTRICTIONS                                                                    19
           VOTING INFORMATION                                                              22
PORTFOLIO TURNOVER                                                                         22
VALUATION                                                                                  22
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                                             23
           PURCHASES THROUGH FINANCIAL INSTITUTIONS                                        24

                                      i

           SALES CHARGES                                                                   24
           SALES CHARGE REDUCTIONS AND WAIVERS                                             25
           ADDITIONAL FEDERAL TAX INFORMATION                                              26
MANAGEMENT OF HIGHMARK FUNDS                                                               31
           TRUSTEES AND OFFICERS                                                           31
           INVESTMENT ADVISER                                                              35
           THE SUB-ADVISER                                                                 37
           PORTFOLIO TRANSACTIONS                                                          37
           ADMINISTRATOR AND SUB-ADMINISTRATOR                                             38
           GLASS-STEAGALL ACT                                                              40
           SHAREHOLDER SERVICES PLANS                                                      40
           EXPENSES                                                                        41
           DISTRIBUTOR                                                                     41
           THE DISTRIBUTION PLANS                                                          42
           TRANSFER AGENT AND CUSTODIAN SERVICES                                           43
           LEGAL COUNSEL                                                                   44
ADDITIONAL INFORMATION                                                                     44
           DESCRIPTION OF SHARES                                                           44
           SHAREHOLDER AND TRUSTEE LIABILITY                                               46
           CALCULATION OF PERFORMANCE DATA                                                 47
           MISCELLANEOUS                                                                   48

                       STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS

           HighMark Funds is a diversified, open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of fourteen series of units of beneficial interest ("Shares"), representing interests in one of the following portfolios:

           HighMark Balanced Fund,
           HighMark Core Equity Fund,
           HighMark Growth Fund,
           HighMark International Equity Fund,
           HighMark Large Cap Value Fund,
           HighMark Small Cap Value Fund,
           HighMark Small Cap Growth Fund,
           HighMark Value Momentum Fund,
           HighMark Bond Fund,
           HighMark California Intermediate Tax-Free Bond Fund,
           HighMark 100% U.S. Treasury Money Market Fund,
           HighMark California Tax-Free Money Market Fund,
           HighMark Diversified Money Market Fund, and
           HighMark U.S. Government Money Market Fund.

           This Statement of Additional Information pertains only to the HighMark Small Cap Growth Fund (the "Fund").

           As described in the Prospectuses, the Fund has been divided into four classes of Shares (designated Class A, Class B, Class C (collectively "Retail Shares") and Fiduciary Shares) for purposes of HighMark Funds' Distribution Plans and Shareholder Services Plans, which Distribution Plans apply only to the Fund's Retail Shares. Retail Shares and Fiduciary Shares are sometimes referred to collectively as "Shares".

           Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the Fund. No investment in Shares of the Fund should be made without first reading the Fund's Prospectus for these Shares.

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                       INVESTMENT OBJECTIVES AND POLICIES

           The following policies supplement the investment objectives and policies of the Fund as set forth in the Prospectuses for the Fund.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

           1. EQUITY SECURITIES. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent the Fund invests in equity securities, the Fund's Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations.

           2. CONVERTIBLE SECURITIES. Consistent with its objective policies and restrictions, the Fund may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

           Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

           Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.

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           The Fund will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by an NRSRO or that is not rated but is determined to be of comparable quality by the Adviser.

           3. BANK INSTRUMENTS. Consistent with its investment objective, policies, and restrictions, the Fund may invest in bankers' acceptances, certificates of deposit, and time deposits.

           Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

           Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

           Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

           4. COMMERCIAL PAPER AND VARIABLE AMOUNT MASTER DEMAND NOTES. Consistent with its investment objective, policies, and restrictions, the Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

           Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity

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equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

           5. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from the Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject the Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by HighMark Capital Management, Inc. (the "Adviser"), and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. The Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

           6. REPURCHASE AGREEMENTS. Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and from registered broker-dealers that the Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

           If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

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           7. REVERSE REPURCHASE AGREEMENTS. The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non-fundamental policy, the Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

           8. U.S. GOVERNMENT OBLIGATIONS. The Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

           U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the Fund's net asset value.

           9. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies, and restrictions, the Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to the Fund's non-fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

           As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.

           10. SHARES OF MUTUAL FUNDS. The Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act. Currently, the 1940 Act permits the Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark Funds by the Securities and Exchange Commission, such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which the Adviser or Sub-Adviser to a Fund of HighMark Funds, or an affiliate of such Adviser or Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by the Fund may cause Shareholders to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds, and, to the extent required by applicable law, the Adviser will waive its fees attributable to the assets of the Fund invested in any investment company. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

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           11. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. The Fund may
enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. The Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in the Fund's net asset value.

           When the Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

           The Fund expects that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event the Fund exceeded this 25% threshold, the Fund's liquidity and the Adviser's ability to manage it might be adversely affected. In addition, the Fund does not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of the Fund's investment objective.

           12. ZERO-COUPON SECURITIES. Consistent with its objectives, the Fund may invest in zero-coupon securities, which are debt securities that do not pay interest, but instead are issued at a deep discount from par. The value of the security increases over time to reflect the interest accrued. The value of these securities may fluctuate more than similar securities that are issued at par and pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest on these securities is reported as income to the Fund and distributed to its shareholders. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income ultimately may be reduced as a result. The amount included in income is determined under a constant interest rate method.

           13. OPTIONS (PUTS AND CALLS) ON SECURITIES. The Fund may buy options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

           There are risks associated with such investments including the following: (1) the success of a hedging strategy may depend on the ability of the Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by the Fund and the price of options;
(3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

           14. COVERED CALL WRITING. The Fund may write covered call options from time to time on such portion of its assets, without limit, as the Adviser determines is appropriate in seeking to obtain its investment objective. The Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

           During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

           Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

           If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

           The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest

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rates, the price volatility of the underlying security and the time remaining until the expiration date.

           The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

           15. PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Fund may sell, exercise or close out positions as the Adviser deems appropriate.

           16. PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

           17. OPTIONS IN STOCK INDICES. The Fund may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

           Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing

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price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

           As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

           A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's
100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others:
The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.

           The Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since the Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

           The Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

           The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of the Fund's total assets.

           18. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Adviser or, where applicable, the Sub-Adviser to forecast interest rate and market movements correctly.

           When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

           The effective use of options also depends on the Fund's ability to terminate option positions at times when the Adviser or, where applicable, the Sub-Adviser deems it desirable to do so. Although the Fund will take an option position only if its Adviser or, where applicable, the Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

           If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the Fund's ability to realize its profits or limit its losses.

           Disruptions in the markets for securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

           19. FUTURES CONTRACTS ON SECURITIES AND RELATED OPTIONS. The Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of the Fund.

           20. FUTURES CONTRACTS ON SECURITIES. The Fund will enter into futures contracts on securities only when, in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian.

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           A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

           Although futures contracts by their terms call for actual delivery or acceptance of securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

           Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

           Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

           The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

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           21. OPTIONS ON SECURITIES' FUTURES CONTRACTS. The Fund will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. The Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

           As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

           The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

           Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of the Fund's total assets.

           22. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by the Fund is subject to the ability of the Adviser or, the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

           Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

           There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

           To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

           23. INDEX FUTURES CONTRACTS. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. The Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.

           An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When the Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

           The Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when the Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only a daily basis.

           The extent to which the Fund may enter into transactions involving index futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such.

           The Fund may invest in the securities of emerging market issuers. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluation in the currencies in which the Fund's securities are denominated may have a detrimental impact on the Fund.

           Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuation in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

           Emerging markets typically have substantially less volume than U.S. markets. In addition, securities in many of such markets are less liquid, and their prices often are more volatile, than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund's incurring additional costs and delays in the transportation and custody of such securities

           24. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

           25. FOREIGN INVESTMENT. The Fund may invest in U.S. dollar denominated obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Fund may invest in American Depositary Receipts. The Fund may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with the Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that the Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

           On January 1, 1999, the European Monetary Market Union ("EMU") introduced a new single currency, the Euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank ("ECB") was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

           26. INDEX-BASED INVESTMENTS. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

           A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

           Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

           The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

           27. SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES. The Fund may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the middle 90% of the Russell 2000 Growth Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Fund's investments are significant.

           The Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its Shareholders.

           28. MONEY MARKET INSTRUMENTS. The Fund, subject to its investment limitations, may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS; (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which the Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features and may include variable amount master demand notes.

           29. TREASURY RECEIPTS. Consistent with its investment objective, policies and restrictions, the Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities" ("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.

           30. ILLIQUID SECURITIES. The Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act ("Rule 144A Securities"). Pursuant to this policy, the Fund may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

           31. RESTRICTED SECURITIES. The Fund has adopted a non-fundamental policy (which may be changed without Shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 ("1933 Act") and may be either liquid or illiquid. The Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Fund may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the 1933 Act (whether or not such paper is a Rule 144A security).

                             INVESTMENT RESTRICTIONS

           Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to the Fund only by a vote of a majority of the outstanding Shares of the Fund (as defined below). Except with respect to the Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

           THE FUND:

                     1. May not purchase securities of other investment companies, except as permitted by the 1940 Act.

                     2. May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     3. May not concentrate investments in a particular industry or group of industries, or within any one state, as concentration is defined under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     4. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     5. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     6. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     7. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

                     8. May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

           The fundamental limitations of the Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted non-fundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in the Fund's non-fundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

           1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

           The 1940 Act also limits the amount that the Fund may invest in other investment companies prohibiting the Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company;
(ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies. The SEC rules applicable to money market funds also govern and place certain quality restrictions on these investments.

           Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

THE FOLLOWING INVESTMENT LIMITATIONS OF THE FUND ARE NON-FUNDAMENTAL POLICIES. THE FUND MAY NOT:

                     1. Invest in companies for the purpose of exercising control.

                     2. Borrow money, except for temporary or emergency purposes and then only if the sole purpose is to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and such borrowing is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

                     3. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

                     4. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that the Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, the Fund may invest in companies which invest in real estate, securities or loans secured by interests in real estate, commodities or commodities contracts.

                     5. Make short sales of securities, maintain a short position or purchase securities on margin, except that HighMark Funds may obtain short-term credits as necessary for the clearance of security transactions.

                     6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

                     7. Purchase or retain securities of an issuer if, to the knowledge of HighMark Funds, an officer, trustee, partner or director of HighMark Funds or the Adviser or Sub-Advisers of HighMark Funds owns beneficially more than 1/2 or 1% of the shares or securities or such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

                     8. Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

THE FOLLOWING NON-FUNDAMENTAL INVESTMENT POLICY WILL NOT BE CHANGED WITHOUT 60 DAYS' ADVANCE NOTICE TO SHAREHOLDERS:

                     Under normal circumstances, the HighMark Small Cap Growth Fund will invest at least 80% of its assets in small capitalization companies.

           Any notice required to be delivered to shareholders of the Fund for the purpose of announcing an intended change in the non-fundamental policy identified above will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

           VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or a particular Fund or a particular Class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such Class are represented in person or by proxy.

                               PORTFOLIO TURNOVER

           The Fund's turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

           It is currently expected that the Fund's annual portfolio turnover rate will be approximately 100%.

           The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares.

                                    VALUATION

           As disclosed in the Prospectuses, the Fund's net asset value per share for purposes of pricing purchase and redemption orders is determined by the administrator as of the close of regular trading on the New York Stock Exchange (normally at 4:00 p.m. Eastern Time, 1:00 p.m. Pacific Time), on days on which the New York Stock Exchange is open for business (also "Business Days").

           Except as noted below, investments by the Fund in securities traded on a national exchange (or exchanges) are valued based upon their last sale price on the principal exchange on which such securities are traded. With regard to the Fund, securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of HighMark Funds' Board of Trustees. With the exception of short-term securities as described below, the value of the Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

           Purchases and redemptions of shares of the Fund may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of HighMark Funds calculated to three decimal places.

           It is currently HighMark Funds' policy to pay redemptions in cash. HighMark Funds retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a Shareholder will at all times be entitled to aggregate cash redemptions from all Funds of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

           HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Fund for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its Shareholders to accept such order.

           If the Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.

           Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and the transfer agent will each employ reasonable procedures to confirm that instructions, communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

           PURCHASES THROUGH FINANCIAL INSTITUTIONS

           Shares of the Fund may be purchased through financial institutions, including the Adviser, that provide distribution assistance or Shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.

           Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

           Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California and its affiliates), may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.

           SALES CHARGES

           FRONT-END SALES CHARGES. The commissions shown in the Prospectuses apply to sales through authorized dealers and brokers. Under certain circumstances, the Distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, the Distributor may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of the Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or without the United States. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

           CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of Class B shares held for over six years or Class B shares acquired pursuant to reinvestment of dividends or other distributions and third of Class B shares held longest during the six year period. This method should result in the lowest possible sales charge.

           SALES CHARGE REDUCTIONS AND WAIVERS

           In calculating the sales charge rates applicable to current purchases of the Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of the Fund and other funds of HighMark Funds (the "Eligible Funds") which are sold subject to a comparable sales charge.

           The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

           LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefitting from the Letter, the Shareholder must notify the transfer agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the transfer agent that such purchases are applicable under the Letter.

           RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A Shares of the HighMark Funds sold subject to a comparable sales charge.

           To exercise your right of accumulation based upon Shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. HighMark Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

           REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

           All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

           REDUCTIONS FOR AUTOMATIC INVESTMENT PLAN ("AIP") PARTICIPANTS. Any shareholders that have established an AIP on or before November 30, 1999 may be eligible for a reduced sales charge through automatic deductions from their checking or savings account as described in the tables below:

                                                                 SALES CHARGE AS
                                          SALES CHARGE           APPROPRIATE             COMMISSION AS
                                          AS PERCENTAGE          PERCENTAGE OF NET      PERCENTAGE OF
     AMOUNT OF PURCHASE                   OF OFFERING PRICE      AMOUNT INVESTED        OFFERING PRICE
     0 - $49,999                          4.50%                  4.71%                  4.05%
     $50,000 -- $99,999                   4.00%                  4.17%                  3.60%
     $100,000 -- $249,999                 3.50%                  3.63%                  3.15%
     $250,000 -- $499,999                 2.50%                  2.56%                  2.25%
     $500,000 -- $999,999                 1.50%                  1.52%                  1.35%
     $1,000,000 and Over*                 0.00%                  0.00%                  0.00%

            * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

           CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A Shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

           ADDITIONAL FEDERAL TAX INFORMATION

           QUALIFICATION AS A REGULATED INVESTMENT COMPANY.

           The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their Shareholders, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of the sum of its dividend income, interest income (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

           If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If the Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

           If the Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year.

           DISTRIBUTIONS:

           The Fund will distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of the Fund's net capital gain (i.e., the excess of the Fund's net long-term capital gain over net short-term capital loss), if any, are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to Fund Shareholders whether received in cash or in Fund shares through automatic reinvestment.

           Dividends and distributions on the Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

           If the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

           SELLING SHARES:

           Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund Shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss.
The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). For taxable years beginning after December 31, 2000, the maximum capital gain tax rate for capital assets (including Fund Shares) held by a non-corporate Shareholder for more than 5 years will be 8 percent and 18 percent (rather than 10 percent and 20 percent). The 18-percent rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark the asset to the market, and to pay the tax on any gain thereon, as of January 2, 2001). The mark-to-market election may be disadvantageous from a federal tax perspective, and Shareholders should consult their tax advisors before making such an election.

           Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund Shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, the Fund Shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

           FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS:

           Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If at the end of the Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's Shareholders in connection with the Fund's dividends received by them. In this case, Shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such Shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

           The Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

           Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

           A "passive foreign investment company" is any foreign corporation:
(i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

           HEDGING:

           If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

           Certain of the Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

           DISCOUNT SECURITIES:

           The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

           BACKUP WITHHOLDING:

           The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate will be (i) 30.5% for amounts paid after August 6, 2001 through the end of 2001, (ii) 30% for amounts paid during 2002 and 2003, (iii) 29% for amounts paid during 2004 and 2005, and (iv) 28% for amounts paid during 2006 through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

           The Service recently revised its regulations affecting the application to foreign investors of the back-up withholding and withholding tax rules described above. The new regulations are generally effective for payments made after December 31, 2000. In some circumstances, the new rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax rates and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisers with respect to the potential application of these new regulations.

           The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Fund's Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Fund, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Fund's Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign Shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Fund. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                          MANAGEMENT OF HIGHMARK FUNDS

           TRUSTEES AND OFFICERS

           Overall responsibility for management of the Fund rests with the Trustees of HighMark Funds, who are elected by HighMark Funds' Shareholders. There are currently six Trustees, all of whom are not "interested persons" of HighMark Funds within the meaning of that term under the 1940 Act.

           The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations.

           The Trustees and officers of HighMark Funds, their addresses and principal occupations during the past five years are set forth below.

                             POSITION(S) HELD                 PRINCIPAL OCCUPATION
NAME AND ADDRESS             WITH HIGHMARK FUNDS              DURING PAST 5 YEARS
Thomas L. Braje              Trustee                          Prior to retirement in October
1 Freedom Valley Dr.                                          1996, Vice President and Chief
Oaks, PA 19456                                                Financial Officer of Bio Rad
Date of Birth: 6/7/43                                         Laboratories, Inc.

David A. Goldfarb            Trustee                          Partner, Goldfarb & Simens,
1 Freedom Valley Dr.                                          Certified Public Accountants.
Oaks, PA 19456
Date of Birth: 8/2/42

                                      31

Joseph C. Jaeger             Trustee                          Prior to retirement in June 1998,
1 Freedom Valley Dr.                                          Senior Vice President and Chief
Oaks, PA 19456                                                Financial Officer, Delta Dental
Date of Birth: 8/21/35                                        Plan of California.

Frederick J. Long            Trustee                          Prior to retirement in December
1 Freedom Valley Dr.                                          1999, Chairman, Acordia West and
Oaks, PA 19456                                                Acordia Northwest Inc. (each an
Date of Birth: 9/17/35                                        insurance brokerage firm).

Michael L. Noel              Trustee                          President, Noel Consulting
1 Freedom Valley Dr.                                          Company since 1998. From 1991
Oaks, PA 19456                                                to 1997, Member of the Board of
Date of Birth: 4/5/41                                         Trustees of Stepstone Funds.  Prior
                                                              to retirement in December 1994,
                                                              Senior Vice President and Chief
                                                              Financial Officer, Southern
                                                              California Edison Company;
                                                              Director of Amervest Company,
                                                              and SCAN Health Plan; Director,
                                                              Current Income Shares, Inc.
                                                              (closed-end investment company).
                                                              From April 1997 to December
                                                              1998, Member of HighMark Funds
                                                              Advisory Board.

Robert M. Whitler            Trustee, Chairman                Director, Current Income Shares,
1 Freedom Valley Dr.                                          Inc. (closed-end investment
Oaks, PA 19456                                                company). From April 1997 to
Date of Birth: 9/11/38                                        December 1998, Member of
                                                              HighMark Funds Advisory Board.
                                                              Prior to retirement in 1996,
                                                              Executive Vice President and head
                                                              of Union Bank's Trust and
                                                              Investment Group.

Peter Golden                 Controller and Chief Financial
530 East Swedesford Road     Officer
Wayne, PA 19087
Date of Birth

Todd Cipperman               Vice President and Assistant     Vice President and General
1 Freedom Valley Drive       Secretary                        Counsel of the Administrator and
Oaks, PA 19456                                                Distributor since January 2000.

                                      32


Date of Birth: 2/14/66                                        Vice President and Assistant
                                                              Secretary of the Administrator
                                                              since 1995. From 1994 to May
                                                              1995, associate with Dewey
                                                              Ballantine. Prior to 1994,
                                                              associate with Winston & Strawn.

Lydia A. Gavalis             Vice President and               Vice President and Assistant
1 Freedom Valley Drive       Assistant Secretary              Secretary of the Administrator and
Oaks, PA 19456                                                Distributor since 1998. Prior to
Date of Birth: 10/30/48                                       1998, Assistant General Counsel
                                                              and Director of Arbitration,
                                                              Philadelphia Stock Exchange.

James R. Foggo               President                        Vice President and Assistant
1 Freedom Valley Drive                                        Secretary of the Administrator and
Oaks, PA 19456                                                Distributor from 1998 to October
Date of Birth: 6/30/64                                        2000. In 1998, associate Paul
                                                              Weiss, Rifkind, Wharton &
                                                              Garrison. From 1995 to 1998,
                                                              associate, Baker & McKenzie.
                                                              Prior to 1995, associate, Battle
                                                              Fowler, L.L.P.

Timothy D. Barto             Vice President and               Vice President and Assistant
1 Freedom Valley Drive       Assistant Secretary              Secretary of the Administrator and
Oaks, PA 19456                                                Distributor since November 1999.
Date of Birth: 3/28/68                                        From 1997 to November 1999,
                                                              Associate, Dechert Price & Rhoads.
                                                              Prior to 1997, Associate,
                                                              Richter, Miller & Finn.

                                       33


William E. Zitelli, Jr.      Vice President and               Vice President and Assistant
1 Freedom Valley Drive       Secretary                        Secretary of the Administrator and
Oaks, PA 19456                                                Distributor since September 2000.
Date of Birth: 6/14/68                                        From 1998 to 2000, Vice
                                                              President, Merrill Lynch & Co.
                                                              Asset Management Group. From
                                                              1997 to 1998, Associate, Pepper
                                                              Hamilton LLP. Prior to 1997,
                                                              Associate, Reboul, MacMurray,
                                                              Hewitt, Maynard & Kristol.

Christine M. McCullough      Vice President and               Vice President and Assistant
1 Freedom Valley Drive       Assistant Secretary              Secretary of the Administrator and
Oaks, PA 19456                                                Distributor since November 1999.
Date of Birth: 12/5/60                                        Prior to 1999, Associate, White &
                                                              Williams LLP.

Sherry Kajdan Vetterlein     Vice President and               Vice President and Assistant
1 Freedom Valley Drive       Assistant Secretary              Secretary of the Administrator and
Oaks, PA  19456                                               Distributor since January 2001.
Date of Birth:                                                Shareholder/Partner, Buchanan
                                                              Ingersoll Professional Corporation
                                                              from 1992 to 2000.


           The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. SEI Investments Mutual Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the HighMark Funds. See "Manager and Administrator" and "Distributor" below. Messrs. Barto, Cipperman, Foggo, Golden and Zitelli, Ms. Gavalis, Ms. McCullough and Ms. Vetterlein are employees and officers of SEI Investments Company. While SEI Investments Mutual Funds Services is a distinct legal entity from SEI Investments Distribution Co., SEI Investments Mutual Funds Services is considered to be an affiliated person of SEI Investments Distribution Co. under the 1940 Act due to, among other things, the fact that SEI Investments Distribution Co. and SEI Investments Mutual Funds Services are both controlled by the same ultimate parent company, SEI Investments Company.

           During the fiscal year ended July 31, 2001, fees paid to the disinterested Trustees for their services as Trustees aggregated $________. For the disinterested Trustees, the following table sets forth information concerning fees paid and retirement benefits accrued during the fiscal year ended July 31, 2001:

                   (1)                   (2)                          (3)                       (4)                       (5)
                 NAME OF              AGGREGATE                   PENSION OR             ESTIMATED ANNUAL         TOTAL COMPENSATION
                 TRUSTEE            COMPENSATION                  RETIREMENT               BENEFITS UPON               FROM FUND
                                     FROM GROUP                BENEFITS ACCRUED             RETIREMENT              COMPLEX PAID TO
                                                                AS PART OF FUND                                        TRUSTEES
                                                                   EXPENSES
Thomas L. Braje                                                        None                      None                       $
David A. Goldfarb                                                      None                      None
Joseph C. Jaeger                                                       None                      None
Frederick J. Long                                                      None                      None
Michael L. Noel                                                        None                      None
Robert M. Whitler                                                      None                      None
                                                                       None                      None
                                                                       None                      None

           The Advisory Board to the Board of Trustees is responsible for providing monitoring services and evaluating issues affecting the HighMark Funds pursuant to the direction of the Board of Trustees, and consulting and providing advice to the Board of Trustees regarding those issues.

           CODE OF ETHICS

           HighMark Funds, HighMark Capital Management, Inc., Nicholas-Applegate Capital Management, and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes") pursuant to Rule 17j-1 of the 1940 Act, and these Codes permit personnel covered by the Codes to invest in securities, including securities that may be purchased or held by the Fund, subject to certain restrictions.

           INVESTMENT ADVISER

           Investment advisory and management services are provided to the Fund by HighMark Capital Management, Inc. (the "Adviser"), pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). HighMark Capital Management, a subsidiary of UnionBanCal Corporation which is also the holding company of Union Bank of California, is a California corporation registered under the Investment Adviser's Act of 1940. Union Bank of California serves as custodian for each of the Funds. See "Transfer Agent, Custodian and Fund Accounting Services" below. Union Bank of California also serves as sub-administrator to the Fund pursuant to an agreement with SEI Investments Mutual Funds Services. See "Manager and Administrator" below.

           Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund from year to year if such continuance is approved at least annually by

HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940
Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

           Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for the Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

           The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.


           For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, Union Bank of California is entitled to receive fees from the Fund as described in that Fund's Prospectus.

           THE SUB-ADVISER

           The Adviser and Nicholas-Applegate Capital Management (the "Sub-Adviser") have entered into a sub-advisory agreement which relates to the Small Cap Growth Fund. Under its sub-advisory agreement, the Sub-Adviser is entitled to an annual fee, which is calculated and paid monthly, based on the average daily net assets of the Fund as follows:

                                                      RATE AS A PERCENTAGE
           FUND ASSETS                                OF AVERAGE NET ASSETS

           Up to $100 million                                 0.65%
           $100,000,001 - $200,000,000                        0.60%
           $200,000,001 - $300,000,000                        0.55%
           Over $300 million                                  0.50%

           Such fee is paid by the Adviser, and the Sub-Adviser receives no fees directly from the Fund.

           The Sub-Adviser is an indirect wholly owned subsidiary of Allianz of America. Allianz of America is a holding company that owns several insurance and financial service companies and is a wholly owned subsidiary of Allianz AG. Allianz AG is a publicly traded German Aktiengesellschaft (a German publicly traded company) which, together with its subsidiaries, is one of the world's leading financial services companies (the "Allianz Group"). The Allianz Group is a leading provider of financial services and is represented in 70 countries worldwide through subsidiaries, branch and representative offices, and other affiliated entities. As of September 30, 2001, Allianz AG and its subsidiaries have approximately $___ billion in assets under management.

           PORTFOLIO TRANSACTIONS

           Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Board of Trustees of HighMark Funds and in accordance with the Fund's investment objective and restrictions, which securities are to be purchased and sold by the Fund, and which brokers are to be eligible to execute its portfolio transactions. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Securities purchased by the Fund will generally involve the payment of a brokerage fee. While the Adviser generally seeks competitive spreads or commissions on behalf of the Fund, HighMark Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

           Allocation of transactions, including their frequency, to various dealers is determined by the Adviser or the Sub-Adviser in their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Adviser or the Sub-Adviser may receive orders for transactions by HighMark Funds. Information so received is in addition to and not in lieu of services required to be performed by the Adviser or the Sub-Adviser and does not reduce the advisory fees payable to the Adviser by HighMark Funds. Such information may be useful to the Adviser or the Sub-Adviser in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to HighMark Funds.

           Upon adoption by the Board of Trustees of certain procedures pursuant to Rule 17e-1 under the 1940 Act, HighMark Funds may execute portfolio transactions involving the payment of a brokerage fee through the Adviser, SEI Investments Distribution Co., and their affiliates in accordance with such procedures. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter repurchase or reverse repurchase agreements with, Union Bank of California, or their affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

           Investment decisions for each Fund of HighMark Funds are made independently from those for the other Funds or any other investment company or account managed by the Adviser or the Sub-Adviser. However, any such other investment company or account may invest in the same securities as HighMark Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Adviser or the Sub-Adviser believe to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Adviser or the Sub-Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided in the Investment Advisory Agreement and the

           Sub-Advisory Agreements, in making investment recommendations for HighMark Funds, the Adviser or the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, the Sub-Adviser, their parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser and the Sub-Adviser, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.

           ADMINISTRATOR AND SUB-ADMINISTRATOR

           SEI Investments Mutual Funds Services (the "Administrator") serves as administrator to the Fund pursuant to the administration agreement dated as of February 15, 1997 between HighMark Funds and the Administrator (the "Administration Agreement").

           Pursuant to the Administration Agreement, the Administrator provides the Funds with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Group. As described below, the Administrator has delegated part of its responsibilities under the Administration Agreement to HighMark Capital Management, Inc.

           The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund. The Administrator may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of the Fund's Retail Shares. Any such waiver is voluntary and may be terminated at any time in the Administrator's sole discretion. Currently, the Administrator has agreed to waive its fee to the rate of 0.18% of the average daily net assets of the Fund.

           The Administration Agreement became effective on February 15, 1997 and was automatically renewed for a one year term on July 31, 2001. Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement, as amended, will continue in effect until July 31, 2002. The Administration Agreement thereafter shall be renewed automatically for successive annual terms. The Administration Agreement is terminable at any time with respect to a particular Fund or HighMark Funds as a whole by either party without penalty for any reason upon 90 days' written notice by the party effecting such termination to the other party.

           The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by HighMark Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

           The Administration Agreement permits the Administrator to subcontract its services thereunder, provided that the Administrator will not be relieved of its obligations under the Administration Agreement by the appointment of a subcontractor and the Administrator shall be responsible to HighMark Funds for all acts of the subcontractor as if such acts were its own, except for losses suffered by any Fund resulting from willful misfeasance, bad faith or gross negligence by the subcontractor in the performance of its duties or for reckless disregard by it of its obligations and duties. Pursuant to a sub-administration agreement between the Administrator and HighMark Capital Management, Inc., HighMark Capital Management, Inc. will perform services which may include clerical, bookkeeping, accounting, stenographic and administrative services, for which it will receive a fee, paid by the Administrator, at the annual rate of up to 0.10% of the Fund's average daily net assets.

           GLASS-STEAGALL ACT

           The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Advisers believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. Union Bank of California, N.A. also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Advisers, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and the Sub-Advisers and consider taking all action necessary in the circumstances.

           Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

           SHAREHOLDER SERVICES PLANS

           HighMark Funds has adopted three Shareholder Services Plans, one for Fiduciary Class, one for Class A Shares and one for Class B Shares (collectively, the "Services Plans") pursuant to which the Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include Bank of Tokyo-Mitsubishi Trust Company, Union Bank of California, N.A., or their respective affiliates, that agree to provide certain shareholder support services for their customers or account holders (collectively, "customers") who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a Service Provider is compensated by the Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of Shares of the Fund, pursuant to each plan. A service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.10% of average daily net assets for the Fiduciary and Class A Shares of the Fund.

           The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of the Fund.

           As authorized by the Services Plans, HighMark Funds may enter into a Servicing Agreement with a Service Provider pursuant to which the Service Provider has agreed to provide certain shareholder support services in connection with Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to, (i) maintaining Shareholder accounts; (ii) providing information periodically to Shareholders showing their positions in Shares; (iii) arranging for bank wires; (iv) responding to Shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from Shareholders concerning their investments in Shares; (vi) forwarding Shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to Shareholders; (vii) processing purchase, exchange and redemption requests from Shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting Shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by Shareholders; (x) processing dividend payments from HighMark Funds on behalf of the Shareholders; and (xi) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

           EXPENSES

           HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark Capital Management, Inc., Union Bank of California, SEI Investments Mutual Funds Services or SEI Investments Distribution Co., Securities and Exchange Commission fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

           DISTRIBUTOR

           SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, serves as distributor to the Fund pursuant to a distribution agreement dated February 15, 1997 between HighMark Funds and the Distributor for the Fiduciary Class and Class A Shares, and pursuant to a distribution agreement dated June 18, 1997 between

HighMark Funds and the Distributor for Class B Shares (collectively, the "Distribution Agreements").

           The Distribution Agreements were renewed for a one-year term on July 31, 2001 and, unless sooner terminated, will continue in effect until July 31, 2002 and from year to year thereafter if approved at least annually
(i) by HighMark Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark Funds, and (ii) by the vote of a majority of the Trustees of HighMark Funds who are not parties to the Distribution Agreements or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreements, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements are terminable without penalty, on not less than sixty days' notice by HighMark Funds' Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark Funds or by the Distributor. The Distribution Agreements terminate in the event of their assignment, as defined in the 1940 Act.

           THE DISTRIBUTION PLANS. Pursuant to HighMark Funds' Distribution Plans, the Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to the Fund's Class A Shares, pursuant to the Class A Distribution Plan, and seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to the Fund's Class B Shares, pursuant to the Class B Distribution Plan, and seventy-five one-hundredths of one percent (0.75%) of the average daily net assets attributable to the Fund's Class C Shares, pursuant to the Class C Distribution Plan.

           The Distributor may use the distribution fee applicable to the Fund's Class A, Class B, and Class C Shares to provide distribution assistance with respect to the sale of the Fund's Class A, Class B, and Class C Shares or to provide Shareholder services to the holders of the Fund's Class A, Class B, and Class C Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of the Fund's Class A, Class B, and Class C Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of Shareholder services to their customers owning the Fund's Class A, Class B, and Class C Shares. All payments by the Distributor for distribution assistance or Shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

           Participating Organizations may charge customers fees in connection with investments in the Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in the Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

           The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or Shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to the Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees will lower such Fund's expenses, and thus increase such Fund's yield and total returns, during the period such voluntary reductions are in effect.

           In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, or Class C Shares of the Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to the Fund requires the approval of that Fund's Retail Shareholders. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

           Each Distribution Plan provides that it will continue in effect with respect to the Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not interested persons of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of such disinterested persons.

           TRANSFER AGENT AND CUSTODIAN SERVICES

           State Street Bank and Trust Company performs transfer agency services for the Fund pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). As the Fund's transfer agent, State

Street Bank and Trust Company processes purchases and redemptions of the Fund's Shares and maintains the Fund's Shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a Shareholder's account.

           Under the Transfer Agency Agreement, HighMark Funds has agreed to pay State Street Bank and Trust Company annual fees at the rate of $18,000 per Retail class/per Fund. The Distributor has agreed to pay State Street Bank and Trust Company annual fees at the rate of $15,000 per Fiduciary class/per Fund. In addition, there will be an annual account maintenance fee of $25.00 per account and IRA Custodial fees totaling $15.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark Funds intends to charge transfer agency fees across the HighMark Funds as a whole. State Street Bank and Trust Company may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to the Fund to increase the Fund's net income available for distribution as dividends.

           Union Bank of California, N.A. serves as custodian to the Fund pursuant to a custodian agreement with HighMark Funds dated as of December 23, 1991, as amended (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

           Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to the Fund at an annual rate of 0.01% of the Fund's average daily net assets, with an annual minimum fee of $2,500 per Fund, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on a transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to the Fund to increase the Fund's net income available for distribution as dividends.

           LEGAL COUNSEL

           Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to HighMark Funds and will pass upon the legality of the Shares offered hereby.

                             ADDITIONAL INFORMATION

           DESCRIPTION OF SHARES

           HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of fourteen series of Shares, representing units of beneficial interest in the Growth Fund, the Large Cap Value Fund, the Balanced Fund, the Value Momentum Fund, the Core Equity Fund, the International Equity Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the Bond Fund, the California Intermediate Tax-Free Bond Fund, the Diversified Money Market Fund, the U.S. Government Money Market Fund, the 100% U.S. Treasury Money Market Fund, and the California Tax-Free Money Market Fund. Pursuant to a Multiple Class Plan on file with the Securities and Exchange Commission permitting the issuance and sale of six classes of Shares in selected Funds, Shares of such Funds have been divided into six classes of Shares, designated Class A, Class B, Class C and Class S Shares (collectively, "Retail Shares"), Class I Shares and Fiduciary Shares. Class I Shares are not currently being offered. The Trustees of HighMark Funds have determined that currently no conflict of interest exists between the Class A, Class B, Class C and Class S shares. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the Investment Company Act of 1940, as amended (the "1940 Act"), and state laws, will seek to ensure that no such conflict arises.

           Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, HighMark Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, Shareholders of the Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund that are available for distribution. Upon liquidation or dissolution of HighMark Funds, Retail and Fiduciary shareholders are entitled to receive the net assets of the Fund attributable to each class.

           As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to particular Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

           Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

           Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of HighMark Funds voting without regard to series.

           Although not governed by Rule 18f-2, Retail Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

           SHAREHOLDER AND TRUSTEE LIABILITY

           Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that Shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his or her being or having been a Shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

           The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

           CALCULATION OF PERFORMANCE DATA

           From time to time, articles relating to the performance, rankings, and other investment characteristics of mutual funds and their investment advisers, including the Fund and the Adviser, may appear in national, regional, and local publications. In particular, some publications may publish their own rankings or performance reviews of mutual funds and their investment advisers, including the Fund and the Adviser. Various mutual fund or market indices may also serve as a basis for comparison of the performance of the Fund with other mutual funds or mutual fund portfolios with comparable investment objectives and policies. In addition to the indices prepared by Dow Jones & Co., Inc. and Standard & Poor's Corporation, references to or reprints from the following publications may be used in HighMark Funds' promotional literature: IBC/Donoghue's Money Fund Report, Ibbotson Associates of Chicago, Morningstar, Lipper, Inc., CDA/Wiesenberger Investment Company Services, SEI Investments, Callan Associates, Wilshire Associates, MONEY Magazine, Pension and Investment Age, Forbes, BusinessWeek, Smart Money, American Banker, Fortune Magazine, Worth, Institutional Investor, Barron's National Business & Financial Weekly, Investor's Business Daily, Barron's, Pensions and Investments, Investment News, America Online, The Wall Street Journal, New York Times, San Francisco Chronicle and Examiner, Los Angeles Business Journal, Los Angeles Times, USA Today, Sacramento Bee, Seattle Times, Seattle Daily Journal of Commerce, Seattle Post/Intelligence, Seattle Business Journal, Tacoma New Tribune, Bellevue Journal-American, The Oregonian, Puget Sound Business Journal, Portland Chamber of Commerce and Portland Daily Journal of Commerce/Portland Business Today. Shareholders may call toll free 1-800-433-6884 for current information concerning the performance of the Fund.

           From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within HighMark Funds; (5) descriptions of investment strategies for one or more of the Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Fund. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

           The Fund's average annual total return over periods of 1, 5 and 10 years (up to the life of Fund or Class) is calculated by determining the change in the value of a hypothetical $1,000 investment in the Fund over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment; in the case of the average annual total return, this amount (representing the Fund's total return) was then averaged over the relevant number of years. Specifically, these rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The resulting percentages indicate the positive or negative investment results that an investor would have experienced from changes in Share price and reinvestment of dividends and capital gains distributions.

           Because each class of Shares of the Fund has different sales charge structures and differing distribution and shareholder servicing fees, the performance of each class will differ. All performance information presented is based on past performance and does not predict future performance.

           MISCELLANEOUS

           Shareholders are entitled to one vote for each Share held in a Fund as determined on the record date for any action requiring a vote by the Shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the Shareholders of a particular series or particular class, and (ii) only Retail Shares will be entitled to vote on matters submitted to a Shareholder vote relating to the Distribution Plan. HighMark Funds is not required to hold regular annual meetings of Shareholders, but may hold special meetings from time to time.

           HighMark Funds' Trustees are elected by Shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of Shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may be filled only by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such Shareholders wish to communicate with the other Shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee,

HighMark Funds will provide a list of Shareholders or disseminate appropriate materials (at the expense of the requesting Shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

           HighMark Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of HighMark Funds.

           The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

           The 2000 Annual Report to Shareholders of HighMark Funds [will be] incorporated herein by reference. This Report includes audited financial statements for the fiscal year ended July 31, 2000. Upon the incorporation by reference herein of such Annual Report, the opinion in such Annual Report of independent accountants is incorporated herein by reference and such Annual Report's financial statements are incorporated by reference herein in reliance upon the authority of such accountants as experts in auditing and accounting.

           The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

           No salesperson, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses and this Statement of Additional Information.

           As of September 20, 2001, HighMark Funds believes that the trustees and officers of HighMark Funds, as a group, owned less than one percent of the Shares of any Fund of HighMark Funds. As of September 20, 2001, HighMark Funds believes that there was no person who beneficially owned more than 25% of the outstanding voting securities of any Fund.

           As of September 20, 2001, HighMark Funds believes that Union Bank of California had investment authority with respect to 44.38% of the Growth Fund Fiduciary Shares, 46.29% of the Large Cap Value Fund Fiduciary Shares, 50.81% of the Balanced Fund Fiduciary Shares, 52.91% of the Value Momentum Fund Fiduciary Shares, 22.28% of the International Equity Fund Fiduciary Shares, 71.53% of the Small Cap Value Fund Fiduciary Shares, 99.99 % of the Core Equity Fund Fiduciary Shares, 73.90% of the Bond Fund Fiduciary Shares, 98.02% of the California Intermediate Tax-Free Bond Fund Fiduciary Shares, 24.82% of the U. S. Treasury Money Market Fund Fiduciary Shares, 26.54% of the Diversified Money Market Fund Fiduciary Shares, 36.88% of the California Tax-Free Money Market Fund Fiduciary Shares and 5.99% of the U. S. Government Money Market Fund Fiduciary Shares

           The table below indicates each additional person known by HighMark Funds to own of record or beneficially 5% or more of the Shares of the following Funds of HighMark Funds as of September 20, 2001.

                              5% OR MORE OWNERS

                         BALANCED FUND - CLASS A SHARES

           NAME AND ADDRESS                  PERCENTAGE OF OWNERSHIP OF RECORD

Ty & Wei Chen Yeh TTEE                                    8.90%
Yeh Family Trust
U/A 9/11/91
2048 Studebaker Rd.
Long Beach, CA 90815-3539

                         BALANCED FUND - CLASS B SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

                                                               %

                         BALANCED FUND - CLASS C SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Suzanne M. Markowsky TTEE                                 20.04%
David G. Azoff TTEE
Azoff Family Trust U/A DTD 5/25/95
10802 W. 116th Ter.
Overland Park, KS  66210-3857

Robert J. Krahulik                                        18.53%
32062 Via Tonada
San Juan Capistrano, CA 92675-3612

Union Bank of California Cust.                            57.70%
IRA of Joe K. Shintaku
Rollover
1349 3rd Avenue
San Francisco, CA 94122-2718

                        BALANCED FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Nummi Hourly Retirement Plan                              16.15%
Attn: Paige Kenigsberg
45500 Fremont Blvd.
Fremont, CA 94538-6326

NEC Savings Plan Agency - Balanced                        10.46%
NEC America, Inc.
Attn: James Haley
8 Corporate Center Drive
Melville, NY 11747-3193

Union Bank of California Retirement Plan                  16.73%
400 California Street
San Francisco, CA 94104

Union Bank of California 401(k) Plan                      11.88%
P. O. Box 45000
San Francisco, CA 94145-0001

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                            87.13%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

American Express Trust Company                            10.46%
As Agent for NEC Savings and
Retirement Plan
Attn:  Nancy Jendro Trust Operation
P.O. Box 534
Minneapolis, MN  55440-0534

                        CORE EQUITY FUND - CLASS A SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Barbara and Andrew Leigh Family                           42.23%
Andrew M. Leigh
U/A 11/8/94
15961 Royal Oak Road
Encino, CA  91436-3911

Union Bank of California Cust.                            11.46%
IRA of Ken Inose
Roth Rollover
28425 Cayuse Ln.
Rancho Palos Verdes, CA  90275-5163

Industrial Service Oil Co. Inc.                            5.57%
6700 E. Pacific Coast Highway Suite 240
Long Beach, CA  90803-4233

                        CORE EQUITY FUND - CLASS B SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

MJM Land Development Defined B                             5.68%
Joseph E. Louis TTEE & Trust
778 N 1st Street
San Jose, CA 95112-6302

Landon McArthur                                            6.06%
466 Rutland Ave.
San Jose, CA  95128-2346

                       CORE EQUITY FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                            91.84%
C/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                          GROWTH FUND - CLASS C SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Uri Moscovici                                               5.00%
Hedy Moscovici
6315 Ridge Path Ct.
Rancho Palos Verdes, CA  90275-3247

Wexford Clearing Services Corp FBO                          9.74%
Helen L. Calvelli TTEE
Helen L. Calvelli Rev Trust
UA DTD 09/16/99
910 Fallowfield Ln.
Watsonville, CA  95076-9774

Union Bank of California Cust                              27.57%
IRA of David Miller
Rollover
1408 Hawthorne Ter
Berkeley, CA  94708-1804

Union Bank of California Cust                               6.30%
IRA of Socrates Mamakos
Rollover
3990 Clay Street
San Francisco, CA  94118-1624

                         GROWTH FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California 401(k) Plan                       20.49%
P.O. Box 45000
San Francisco, CA 94145-0001

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                             96.80%
c/o Union Bank of California
Attn:  Kathleen Heilman
P.O. Box 84584
San Diego, CA  92186-5484

                      LARGE CAP VALUE FUND - CLASS C SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Thomas Family Rev. Trust                                   11.57%
Karen R. Thomas TTEE
U/A 12/12/97
5716 N. 8th Street
Fresno, CA  93710-6432

Union Bank of California Cust.                             82.36%
IRA of Elena C. La Clair
Rollover
106 Greenwood Dr.
South San Francisco, CA  94080-5837

HighMark Capital Management                                 5.18%
445 S. Figueroa Street
Los Angeles, CA  90071-1602

                     LARGE CAP VALUE FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California 401(k) Plan                       22.92%
P.O. Box 45000
San Francisco, CA 94145-0001

Komatsu Savings Plan Salaried                               7.77%
440 N. Fairway Dr.
Vernon Hills, IL  60061-1836

Mathilda Swall TW                                           5.67%
c/o Union Bank of California
700 L Street
Sacramento, CA  95814

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                             95.95%
c/o Union Bank
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                   INTERNATIONAL EQUITY FUND - CLASS A SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Joan Cohen TTEE                                            29.61%
Joan Cohen Marital Trust
U/A 3/13/95
1862 Park Skyline Road
Santa Ana, CA  92705-3130

State Street Bank & Trust Co.                               6.27%
Cust. for the IRA of
FBO Florence Arnold
1913 Saint Andrews Drive
Moraga, CA  94556-1062

LPL Financial Services                                      7.03%
A/C 3445-9107
9785 Towne Centre Drive
San Diego, CA  92121-1968

                   INTERNATIONAL EQUITY FUND - CLASS B SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California Cust.                              9.87%
IRA of David C. Gallardo
10290 Ave. 191/2
Chowchilla, CA  93610-9070

                   INTERNATIONAL EQUITY FUND - CLASS C SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

State Street Bank & Trust Co.                               8.75%
Cust. for the IRA R/O
FBO Rodney A. Harrison
2410 N. Post Street
Spokane, WA  99205-3251

Rosemary Mercurio                                          32.77%
8840 W. Kimberly Way
Peoria, AZ  85382-8721

State Street Bank & Trust Co.                              23.87%
Cust. for the IRA of
FBO Ronald D. Noon
P.O. Box 893
Orinda, CA  94563-0888

State Street Bank & Trust Co.                              21.26%
Cust. for the IRA of
FBO Hiroshi Nakai
138 15th Avenue
San Francisco, CA  94118-1011

                  INTERNATIONAL EQUITY FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California Retirement Plan                   67.83%
400 California Street
San Francisco, CA 94104

Nummi Hourly Retirement Plan                               6.94%
Attn: Paige Kenigsberg
45500 Fremont Blvd.
Fremont, CA 94538-6326

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

AXA Banque                                                  5.95%
372 Rue Saint Honore
75040 Paris Cedex 01 France

Lane & Company                                             86.99%
c/o Union Bank of California
Attn: Kathleen Heilman
P. O. Box 85484
San Diego, CA 92186-5484

                      SMALL CAP VALUE FUND - CLASS A SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Joan Chen TTEE                                              5.16%
Joan Cohen Marital Trust
U/A 3/13/95
1862 Park Skyline

Santa Ana, CA  92705-3120

Union Bank Cust.                                            7.23%
IRA of Robert S. Butler
Personalized IRA Rollover
650 Club View Drive
Los Angeles, CA  90024-2624

Considine Family Trust                                      5.73%
Kenneth M. Considine
U/A 6/14/00
6216 Appian Way
Riverside, CA  92506-4505

                      SMALL CAP VALUE FUND - CLASS C SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Sally Gibson                                               17.16%
36110 Fanshawe Street
Fremont, CA  94536-4634

Prudential Securities Inc. FBO                              7.87%
Mr. Edward W. Mentzer
858 Stanton Road
Burlingame, CA  94010-1404

Wexford Clearing Services Corp. FBO                         7.42%
Sutro & Co. Inc. C/F
Steven Regli
IRA Rollover DTD 10/31/00
5404 NE 21st Ter.
Ft. Lauderdale, FL  33308-3123

Benoit-Reinhardt Family Ttee.                               7.22%
FBO Carmel Reinhardt Page
97826 Crestline Loop
Brookings, OR  97415-9406

                     SMALL CAP VALUE FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California Retirement Plan                   25.99%
400 California Street
San Francisco, CA 94104

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                              91.39%
c/o Union Bank of CA
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                      VALUE MOMENTUM FUND - CLASS A SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

The Chicago Trust Company                                   8.28%
of Chicago
Omnibus Account
UA DTD 12/17/1999
P.O. Box 121589
San Diego, CA 92112-1589

                      VALUE MOMENTUM FUND - CLASS C SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Wexford Clearing Services Corp. FBO                         5.25%
Mr. Roy Zeiger
Mrs. Mavis Zeiger Co.-Ttees.
U/A Dtd. 04/12/00
6432 Buckskin Lane
Roseville, CA  95747-8076

LPL Financial Services                                      6.36%
9785 Towne Centre Drive
San Diego, CA  92121-1968

Jane Astleford                                              8.78%
Terry L. Astleford
9350 E. 185th Street
Prior Lake, MN  55372-9164

                     VALUE MOMENTUM FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Union Bank of California 401(k) Plan                       14.41%
P.O. Box 45000
San Francisco, CA 94145-0001

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                             95.59%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

                          BOND FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                             95.12%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS A SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Charles Schwab & Co., Inc.                                 22.54%
FBO Exclusive Customers
101 Montgomery St.
San Francisco, CA  94104-4122

Harry R and Edythe L. Silverglide TTEE                     11.71%
Harry and Edythe Silverglide
c/o Mike Destro
16615 Lark Avenue, Suite 200
Los Gatos, CA 95032-7645

           CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - CLASS B SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Hiroko Masuda                                              7.22%
403 9-30-12 Seijo Setagaya-Ku
Tokyo, Japan

          CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Lane & Company                                             95.51%
c/o Union Bank of California
Attn: Kathleen Heilman
P.O. Box 85484
San Diego, CA 92186-5484

              100% U.S. TREASURY MONEY MARKET FUND - CLASS A SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                            99.98%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

             100% U.S. TREASURY MONEY MARKET FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Remedy Corp **Pledged** CU                                 9.40%
Peregrine Systems, Inc.
Attn:  Ilse Cappel
3611 Valley Centre Drive, 5th Floor
San Diego, CA  92130

Weber Metals, Inc. Liquidity Management                     5.95%
Weber Metals, Inc.

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Attn:  Bruce L. Hansen
P. O. Box 318
Paramount, CA 90723-0318

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                   96.19%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602

              100% U.S. TREASURY MONEY MARKET FUND - CLASS S SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                            100%
for the Benefit of Our Customers
Church Street Station
P.O. Box 3752
New York, NY  10008-3752

             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS A SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                            99.55%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

            CALIFORNIA TAX-FREE MONEY MARKET FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF BENEFICIAL OWNERSHIP

Michael B. & Linda Jo Van Daele, TTE                        6.03%
Attn:  Jeff Hack
2900 Adams Street, Suite C25
Riverside, CA 92504

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                   99.99%
Lane & Co Cash
Attn: Fund Accounting

PO Box 85602
San Diego, CA 92186-5602

             CALIFORNIA TAX-FREE MONEY MARKET FUND - CLASS S SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                              100%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

                 DIVERSIFIED MONEY MARKET FUND - CLASS A SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                            97.56%
For the Benefit of our Customers
Church Street Station
PO Box 3908
New York, NY 10008-3908

                DIVERSIFIED MONEY MARKET FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                   85.07%
Lane & Co Cash
Attn: Fund Accounting
PO Box 85602
San Diego, CA 92186-5602

Lane & Company                                             14.77%
c/o Union Bank of California
Attn: Kathleen Heilman
PO Box 85484
San Diego, CA 92186-5484

                 DIVERSIFIED MONEY MARKET FUND - CLASS S SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                              100%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS A SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                            92.29%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS B SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Lakeside Business Center                                    6.19%
Sole Proprietorship
Ronald E. Soderling
1400 N. Bristol Street Suite #150
Newport Beach, CA 9260-2957

Thomas F. Luthi TTEE                                        5.73%
Thomas F. Luthi Revocable Trust
U/A 9/14/00
653 Manhattan Beach Blvd. #K
Manhattan Beach, CA  90266-4885

LPL Financial Services                                      7.97%
A/C 7175-6120
9785 Towne Centre Drive
San Diego, CA  92121-1968

So Cal Underground                                          5.59%
P. O. Box 1747
Brea, CA  92822-1747

Union Bank of California Cust.                              6.89%
IRA of James R. Wells
Rollover
13159 S. Peach Avenue
Selma, CA  93662-9632

              U.S. GOVERNMENT MONEY MARKET FUND - FIDUCIARY SHARES

           NAME AND ADDRESS                   PERCENTAGE OF BENEFICIAL OWNERSHIP

City of Anaheim CU                                          5.99%
City of Anaheim
Attn:  Charlene Jung, City Treasurer
201 S. Anaheim Blvd. #901
Anaheim, CA 92805

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

Union Bank of California                                   98.09%
Lane & Co Cash
Attn: Fund Accounting
P.O. Box 85602
San Diego, CA  92186-5602

               U.S. GOVERNMENT MONEY MARKET FUND - CLASS S SHARES

           NAME AND ADDRESS                   PERCENTAGE OF OWNERSHIP OF RECORD

National Financial Services LLC                              100%
For the Benefit of our Customers
Church Street Station
PO Box 3752
New York, NY 10008-3752

PART C.     OTHER INFORMATION

ITEM 23.    EXHIBITS

                  (a)   (1)   Declaration of Trust, dated March 10, 1987, is
                              incorporated by reference to Exhibit (1)(a) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form
                              N-1A.

                        (2) Amendment to Declaration of Trust, dated April 13, 1987, is incorporated by reference to Exhibit
                              (1)(b) of Pre-Effective Amendment No. 1 (filed May 15, 1987) to Registrant's Registration Statement on Form N-1A.

                        (3) Amendment to Declaration of Trust, dated July 13, 1987, is incorporated by reference to Exhibit
                              (1)(c) of Pre- Effective Amendment No. 2 (filed July 24, 1987) to Registrant's Registration Statement on Form N-1A.

                        (4) Amendment to Declaration of Trust, dated July 30, 1987, is incorporated by reference to Exhibit
                              (1)(d) of Pre- Effective Amendment No. 3 (filed July 31, 1987) to Registrant's Registration Statement on Form N-1A.

                        (5) Amendment to Declaration of Trust, dated October 18, 1996, is incorporated by reference to Exhibit
                              (1)(e) of Post-Effective Amendment No. 18 (filed November 8, 1996) to Registrant's Registration Statement on Form N-1A.

                        (6) Amendment to Declaration of Trust, dated December 4, 1996, is incorporated by reference to Exhibit
                              (1)(f) of Post-Effective Amendment No. 19 (filed December 13, 1996) to Registrant's Registration Statement on Form N-1A.

                  (b)   (1)   Amended and Restated Code of regulations,
                              dated June 5, 1991, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 7
                              (filed September 30, 1991) to Registrant's
                              Registration Statement on Form N-1A.

                        (2) Amendment to Amended and Restated Code of Regulations, dated December 4, 1991, is incorporated by reference to Exhibit 2(b) of Post-Effective Amendment No. 8 (filed September 30, 1992) to Registrant's Registration Statement on Form N-1A.

                  (c)         RIGHTS OF SHAREHOLDERS

                              The following portions of Registrant's Declaration of Trust incorporated as Exhibit (a) hereto, define the rights of shareholders:

                  5.1   SHARES IN THE SERIES OF THE TRUST.

                        A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into full and fractional transferable Shares without par value. There is no numerical limitation on the number of Shares of a series that may be issued. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

                              Subject to the respective voting rights,
                        preferences, participating or other special rights and qualifications, restrictions, and limitations expressly provided for in this Declaration of Trust or the Code of Regulations with respect to Shares of each series of the Trust, the Trustees have the power to classify or reclassify Shares of any series of the Trust into one or more classes by setting or changing in any one or more respects, from time to time, the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to Shares of such class. All references in this Declaration of Trust to Shares of any series of the Trust shall include and refer to the Shares of any class thereof.

                        B. Shares of each series of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

                              (1)   ASSETS BELONGING TO A SERIES. All
                        consideration received by the Trust for the issue or sale of Shares of any series, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series shall be allocated by the Trustees to one or more series (such allocation to be conclusive and binding upon the Shareholders of all series for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series. Such assets belonging to a particular series shall irrevocably belong for all purposes to the Shares of the series, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series. Shareholders of any series shall have no right, title or interest in or to the assets belonging to any other series.

                              (2)   LIABILITIES BELONGING TO A SERIES. The
                        assets belonging to any series of the Trust shall be charged with the direct liabilities in respect of such series and with all expenses, costs, charges, and reserves attributable to such series, and shall also be charged with the share of such series of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series in proportion to the relative net assets of the respective series, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series for all purposes; provided, however, that under no circumstances shall the assets allocated or belonging to any series of the Trust be charged with liabilities directly attributable to any other series. The liabilities so charged to a series are herein referred to as "liabilities belonging to" such series. All persons who may have extended credit to a particular series or who have contracts or claims with respect to a particular series shall look only to the assets of that particular series for payment of such contracts or claims.

                              (3) LIQUIDATING DISTRIBUTIONS. In the event of the termination of the Trust or a particular series thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series shall be entitled to receive out of the assets of the Trust or belonging to the particular series, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series of the Trust, the assets belonging to such series; and the assets so distributable to the Shareholders of any series shall be distributed among such Shareholders in proportion to the number of Shares of such series held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series of the Trust available for distribution, such distribution shall be made to the Shareholders of all series subject to such termination and winding up in proportion to the relative net assets of the respective series determined as hereinafter provided and the number of Shares of such series held by them and recorded in their names on the books of the Trust.

                                (4)   DIVIDENDS AND DISTRIBUTIONS. Shares of
                        each series shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series, provided, however, that dividends and distributions on Shares of a particular series shall be paid only out of the lawfully available "assets belonging to" such series as such term is defined in this Declaration of Trust.

                  5.2 PURCHASE OF SHARES. The Trustees may accept investments in each series of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series of the Trust, at the net asset value per Share next computed after receipt of the investment.

                  5.3 NET ASSET VALUE PER SHARE. The net asset value per Share of each series of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and Exchange Commission received by the Trust, as the Trustees may determine.

                  5.4 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded separately with respect to each series on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such certificates, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series held by each Shareholder.

                  5.5 PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

                  5.6 REDEMPTION OF SHARES. To the extent of the assets of the Trust legally available for such redemption, a Shareholder of any series of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series out of assets belonging to such series at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series of the Trust is less than the amount specified by resolution of the Trustees; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is less than such amount, and shall be allowed such period of time as specified by resolution of the Trustees to make additional purchases of Shares of the appropriate series so that the value of his account may be increased before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series thereof and of the Shareholders of the Trust or of such series in maintaining a constant net asset value per Share with respect to such series, redeem pro rata from each holder of record on such day, such number of full and fractional Shares of such series as may be necessary to reduce the aggregate number of outstanding Shares of such series in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series of the Trust may make payment in the assets belonging or allocable to such series, the value of which shall be determined as provided herein.

                  5.7 SUSPENSION OF RIGHT OF REDEMPTION. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business of the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

                  5.8 CONVERSION RIGHTS. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series shall have the right to convert or exchange said Shares for or into Shares of one or more other series in accordance with such requirements and procedures as may be established from time to time by the Trustees.

                  8.    SHAREHOLDER'S VOTING POWERS AND MEETINGS.
                  Shareholders shall have such power to vote as is provided in, and may hold meetings and take actions pursuant to the provisions of this Declaration of Trust or the Code of Regulations.

                  9.4 LIMITATION OF SHAREHOLDER LIABILITY. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time, personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

                  "The names 'HighMark Funds' and 'Trustees of HighMark Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under this Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'The Merus Group' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

                  The rights accruing to a Shareholder under this Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein PROVIDED, HOWEVER, that a Shareholder of any series of the Trust shall be indemnified only from assets belonging to that series.

                  9.5 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

                  9.6 LIABILITIES OF A SERIES. Liabilities belonging to any series of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series, or in connection with the management thereof, shall be paid only from the assets belonging to that series.

                  10.3 TERMINATION OF TRUST. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

                        A. The Trustees, with the vote of a majority of the outstanding Shares of any series of the Trust, may sell and convey the assets belonging to such series to another I trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series then outstanding.

                        B. The Trustees, with the vote of a majority, of the outstanding Shares of any series of the Trust, may sell and convert into money all the assets belonging to such series. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series, the Trustees shall distribute the remaining assets belonging to such series ratably among the holders of the outstanding Shares of the series.

                        C. Without the vote of a majority of the outstanding Shares of any series of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series into a single series if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series affected thereby.

                        D. After the effective date of the determination of the Trustees under paragraph A or B above,

                              (1)   The Trust shall carry on no business
                              relating to the assets of such series except for the purpose of winding up the affairs of such series.

                              (2) The Trustees shall proceed to wind up the affairs of such series and all of the powers of the Trustees under this Declaration of Trust shall continue until the affairs of such series shall have been wound up, including the power to fulfill or discharge the contracts of the Trust relating to such series, to collect assets of such series, to sell, convey, assign, exchange, transfer, or otherwise dispose of all or any part of the remaining assets of such class to one or more Persons at public or private sale for consideration that may consist in whole or in part of cash, securities, or other property of any kind, to discharge or pay its liabilities, and to do all other acts appropriate to liquidate the business of such series.

                              Upon completion of the distribution of the remaining proceeds or the remaining assets as provided in paragraphs A and B of this section, the Trustees may authorize the termination of that series of the Trust. Such termination shall be effective upon filing with the State Secretary of the Commonwealth of Massachusetts of an instrument setting forth such termination, at which time the Trustees shall be discharged of any and all further liabilities and duties hereunder relating to such series and the right, title and interest of all parties shall be cancelled and discharged with respect to such series. Such instrument shall constitute an amendment to this Declaration of Trust when filed with the

                              State Secretary of the Commonwealth of
                              Massachusetts as provided in this Title X.

                  10.8  AMENDMENT PROCEDURE.

                        A. Subject to the provisions of subsections B and C of this Section 10.8, this Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares (except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required) or by any larger vote as may be required by any provisions of applicable law.

                        B. Notwithstanding any other provisions hereof, until such time as a Registration Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

                        C. The Trustees may also amend this Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, but the Trustees shall not be liable for failing to do so.

                        The following portions of Registrant's Code of Regulations incorporated as Exhibit (b) hereto, define the rights of shareholders:

                        1.1 VOTING POWERS. The Shareholders shall have power to vote (a) for the election of Trustees as provided in
                        Section 6.2 and Section 6.5 of the Declaration of Trust;
                        (b) with respect to any amendment of the Declaration of Trust to the extent and as provided in Section 10.8 of the Declaration of Trust; (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust to the extent and as provided in Article V of these Regulations; (d) with respect to the approval of investment advisory agreements (as provided in Section 7.1 of the Declaration of Trust), and with respect to distribution agreements entered into on behalf of the Trust or one or more series thereof, to the extent required by the Investment Company Act of 1940; (e) with respect to matters relating to any termination of the Trust or to incorporation to the extent and as provided in
                        Section 10.3 and Section 10.4, respectively, of the Declaration of Trust; (f) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Regulations, or by any requirements applicable to or agreement of the Trust, or as the Trustees may consider desirable; and (g) to the same extent as the stockholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series of the Trust in respect of which the Shareholder owns Shares. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. The authorization for a proxy to act may be obtained by written authorization or by telephone, facsimile or alternative transmission, provided that such telephone or facsimile transmission is performed in accordance with Telephonic and Facsimile Voting Procedures adopted by the Board of Trustees. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series, except (i) where required law, Shares shall be voted by individual series, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series, then only the Shareholders of such affected series shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Declaration of Trust, or these Regulations to be taken by Shareholders.

                        1.2 MEETINGS. Meetings of Shareholders of the Trust may be called by the Trustees, and shall be called by the Trustees whenever required by law or upon the written request of holders of at least twenty percent of all the outstanding Shares entitled to vote.

                        1.3 QUORUM AND REQUIRED VOTE. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority represented in person or by proxy of the outstanding

                        Shares (without regard to individual series) entitled to vote with respect to a matter; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by law, to be taken by vote of the Shareholders of an individual series, a quorum shall consist of a majority of the outstanding Shares of such individual series entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series so affected; and PROVIDED, FURTHER, that any reasonable adjournments of such meeting until a quorum is obtained may be made by a vote of the Shares present in person or by proxy. A majority of the votes shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of the Declaration of Trust or these Regulations; PROVIDED, HOWEVER, that when any provision of law or of the Declaration of Trust or these Regulations requires the holders of Shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding Shares of that series shall decide such matter insofar as that particular series shall be concerned. As used in these Regulations, the term "vote of a majority of the outstanding Shares" (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the Investment Company Act of 1940) shall have the same meaning given such term in the Investment Company Act of 1940; PROVIDED, HOWEVER, that such term may be used herein with respect to Shares of the Trust as a whole, or with respect to Shares of a particular series of the Trust, as the context may require.

                        1.4 NOTICE. Written notice, stating the place, day, and hour of each meeting of Shareholders and the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law. Any adjournments of a meeting of Shareholders may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

                        1.5 SHAREHOLDERS' LIST. The officer or agent having charge of the transfer books for Shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

                        1.6 RECORD DATE. The Trustees may fix a time (during which they may close the Share transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid. The Trustees may also fix a time (during which they may close the Share transfer books of the Trust) not more than fifty
                        (50) days prior to the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid.

                        1.7 SHAREHOLDER ACTION BY WRITTEN CONSENT. Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Regulations) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                        3.1 FORM. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust. Notices to Trustees shall be oral or by telephone or telegram or in writing delivered personally or mailed to the trustees at their addresses appearing on the books of the Trust. Oral notice shall be deemed to be given when given directly to the person required to be notified and notice by mail shall be deemed to be given when deposited in the United States mail or with a telegraph office or courier service for transmission. Notices to Trustees need not state the purpose of a Regular or Special Meeting.

                        3.2 WAIVER. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a wavier thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

                  (d)   (1)   Investment Advisory Agreement between
                              Registrant and  HighMark Capital Management,
                              Inc., dated as of September 1, 1998 (the
                              "Investment Advisory Agreement"), is
                              incorporated by reference to Exhibit 5(a) of Post-Effective Amendment No. 25 (filed
                              November 30, 1998) to Registrant's Registration
                              Statement on Form N-1A.

                        (2) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and AXA Asset Management Partners dated as of September 1, 1998 (the "AXA Sub-Advisory Agreement") is incorporated by reference to Exhibit 5(b) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

                        (3) Form of Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Waddell & Reed Investment Management Company ("WRIMCO") is filed herewith.

                        (4) Form of Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and LSV Asset Management ("LSV") is filed herewith.


                        (5) Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Deutsche Asset Management

                              Investment Services Ltd ("Deutsche") dated as of February 28, 2001 is filed herewith.

                        (6) Form of Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. and Nicholas-Applegate is filed herewith.

                        (7) Amended and Restated Schedule A to the Investment Advisory Agreement is filed herewith.

                  (e)   (1)   Distribution Agreement between the Registrant
                              and SEI Financial Services Company dated as of February 15, 1997 and re-executed January 30, 1998 is filed herewith.

                        (2) Form of Distribution and Service Agreement for Class B Shares between Registrant and SEI Investments Distribution Co. incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                  (f)         None.

                  (g)   (1)   Custodian Agreement between Registrant and The
                              Bank of California, N.A., dated as of December
                              23, 1991, as amended as of September 15, 1992
                              (the "Custodian Agreement"), is incorporated by reference to Exhibit 8 of Post-Effective
                              Amendment No. 8 (filed September 30, 1992) to
                              Registrant's Registration Statement on Form
                              N-1A.

                        (2)   Amended and Restated Schedule A to the
                              Custodian Agreement is filed herewith.

                        (3) Form of Amended and Restated Schedule B to the Custodian Agreement is incorporated by reference to Exhibit (8)(c) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                        (4) Form of Securities Lending and Reverse Repurchase Agreement Services Client Addendum to Custodian Agreement is incorporated by reference to Exhibit
                              (8)(d) of Post-Effective Amendment No. 22 (filed June 18, 1997) to Registrant's Registration Statement on Form N-1A.

                  (h)   (1)   Administration Agreement between Registrant
                              and SEI Fund Resources incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 20
                              (filed February 25, 1997) to Registrant's
                              Registration Statement on Form N-1A.

                        (2)   Amended and Restated Schedule A to the
                              Administration Agreement is filed herewith.

                        (3) Sub-Administration Agreement between SEI Fund Resources and Union Bank of California, N.A. dated February 17, 1997 is filed herewith.

                        (4)   Amended and Restated Schedule A to the
                              Sub-Administration Agreement is filed herewith.

                        (5) Amended and Restated Scheduled B to the Sub-Administration Agreement is filed herewith.

                        (6) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit 9(c) of Post-Effective Amendment No. 20 (filed February 25, 1997) to Registrant's Registration Statement on Form N-1A.

                        (7) Amended and Restated Schedule A to the Transfer Agency and Service Agreement is filed herewith.

                        (8) Restated Shareholder Service Plan for Class A Shares is filed herewith.

                        (9) Shareholder Service Plan for Class B for the Registrant is filed herewith.

                        (10) Restated Shareholder Services Plan with respect to the Fiduciary Shares is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 25 (filed November 30, 1998) to Registrant's Registration Statement on Form N-1A.

                        (11) Amended and Restated Schedule A to the Restated Shareholder Service Plan for Fiduciary Shares is filed herewith.

                  (i) Opinion and Consent of Counsel as to legality of shares being registered is filed herewith.

                  (j)         Consent of Ropes & Gray is filed herewith.

                  (k)         None.

                  (l)         None.

                  (m)   (1)   Restated Distribution Plan with respect to the
                              Class A Shares is filed herewith.

                        (2) Distribution Plan relating to Class B Shares is filed herewith.

                        (3) Distribution Plan with respect to the Class C Shares is incorporated by reference to Exhibit (m)(4) of Post-Effective Amendment
                              No. 28 (filed September 20, 1999) to Registrant's Registration Statement on Form N-1A.

                        (4) Distribution Plan with respect to the Class S Shares is incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment
                              No. 28 (filed September 20, 1999) to Registrant's Registration Statement on Form N-1A.

                  (n)   (1)   Amended Multiple Class Plan for HighMark Funds
                              adopted by the Board of Trustees on
                              September 17, 1999 is incorporated by reference to Exhibit (n) of Post-Effective Amendment
                              No. 28 (filed September 20, 1999) to
                              Registrant's Registration Statement on Form
                              N-1A.

                  (p)   (1)   Code of Ethics of HighMark Funds dated as of
                              June 21, 2000 is incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 30
                              (filed September 22, 2000) to Registrant's
                              Registration Statement on Form N-1A.

                        (2) Code of Ethics of HighMark Capital Management, Inc. dated as of June 2000 is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 30 (filed September 22, 2000) to Registrant's Registration Statement on
                              Form N-1A.

                        (3) Code of Ethics of AXA Investment Managers GS Ltd. dated as of March 1, 2000 is incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 30 (filed

                              September 22, 2000) to Registrant's Registration Statement on Form N-1A.

                        (4) Code of Ethics of Deutsche Asset Management Investment Services Ltd. dated July 2000 is filed herewith.

                        (5) Code of Ethics of Waddell & Reed Investment Management Company dated November 15, 2000 is filed herewith.

                        (6) Code of Ethics of LSV Asset Management dated June 2001 is filed herewith.

                        (7) Code of Ethics of Nicholas-Applegate Capital Management dated March 31, 2001 is filed herewith.

                        (8) Code of Ethics of SEI Investments Company dated as of December 2000 is filed herewith.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 25.    INDEMNIFICATION

            Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator, transfer agent, and fund accountant is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as
            Exhibit 6(a) hereto, Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit 8 hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as
            Exhibit 5 hereto, Section 5 of the Administration Agreement, filed or incorporated by reference as Exhibit 9(a) hereto, Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit 9 (c) hereto, and Section 7 of the Fund Accounting Agreement, filed or incorporated by reference as Exhibit 9(e) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and

            Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND
            SUB-ADVISORS

            HighMark Capital Management, Inc. (the "Adviser") performs investment advisory services for Registrant. The Adviser offers a wide range of investment management services to its clients in California, Oregon, and Washington and around the world. The Adviser is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by the Bank of Tokyo-Mitsubishi, Limited.

            To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser also hold positions with UnionBanCal Corporation, the Bank of Tokyo-Mitsubishi and/or the Bank of Tokyo-Mitsubishi's other subsidiaries.

            Listed below are the directors and certain principal executive officers of the Adviser, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

                      POSITION WITH
NAME                  THE ADVISER                         PRINCIPAL OCCUPATION
Piet Westerbeek III   Director, Chairman of the Board     Executive Vice President
                                                          Union Bank of California
                                                          445 S. Figueroa Street
                                                          Los Angeles, CA  90071

Richard C. Hartnack   Director                            Vice Chairman
                                                          Union Bank of California
                                                          445 S. Figueroa Street
                                                          Los Angeles, CA  90071

Akifumi Tamagawa      Director                            Executive Vice President
                                                          and Manager, Office of the
                                                          President
                                                          Union Bank of California
                                                          400 California Street
                                                          San Francisco, CA 94104

Honoria F. Vivell     Director                            Executive Vice President
                                                          Community Banking Group
                                                          Union Bank of California
                                                          445 S. Figueroa Street
                                                          Los Angeles, CA  90071

Jeffrey L. Boyle      Senior Vice President and           Senior Vice President
                      Sales manager                       Community Banking Group
                                                          Union Bank of California
                                                          475 Sansome Street
                                                          San Francisco, CA 94111

John J. King          Secretary                           Senior Vice President and
                                                          Associate General
                                                            Counsel
                                                          Union Bank of California
                                                          400 California Street
                                                          San Francisco, CA 94104

Kristin Friedman      Assistant Treasurer                 Vice President
                                                          Administration & Support Group
                                                          Union Bank of California
                                                          400 California Street
                                                          San Francisco, CA 94104

Teresita Ching        Compliance Officer and Assistant    HighMark Capital
                      Secretary                           Management
                                                          475 Sansome Street
                                                          San Francisco, CA 94111

                      POSITION WITH
NAME                  THE ADVISER                         PRINCIPAL OCCUPATION

Luke C. Mazur         President, Chief Executive          President, CEO & CIO
                      Officer, and Director Chief         HighMark Capital Management
                      Investment Officer                  475 Sansome Street
                                                          San Francisco, CA 94111

R. Gregory Knopf      Managing Director                   HighMark Capital Management
                                                          445 S. Figueroa Street
                                                          Los Angeles, CA  90071

Kevin A. Rogers       Managing Director & Chief Financial HighMark Capital Management
                      Officer                             18300 Von Karman Avenue
                                                          Irvine, CA  92715


            Waddell & Reed Investment Management Company ("WRIMCO") is a sub-advisor of the HighMark Growth Fund. WRIMCO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Kansas corporation. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. a Delaware corporation, which, in turn, is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc. a Missouri corporation. Waddell & Reed Financial Services, Inc. is a wholly owned subsidiary of Waddell & Reed Financial, Inc. (Waddell & Reed"), a Delaware corporation and publicly held company. WRIMCO's principal address is 6300 Lamar Avenue, Overland Park, Kansas 66202. As of March 31, 2001, WRIMCO managed over $32.2 billion in assets.

            To the knowledge of Registrant, none of the directors or officers of WRIMCO, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            Listed below are the directors and certain principal executive officers of WRIMCO, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


NAME                POSITION WITH WRIMCO                  PRINCIPAL OCCUPATION
Keith A. Tucker     Chairman of the Board and Director    Same

Henry J. Herrmann   Chief Executive Officer, Chief        Same
                    Investment Officer, President and
                    Director

Robert L. Hechler   Executive Vice President, Treasurer,  Same
                    Principal Financial Officer and
                    Director

Daniel C. Schulte   Senior Vice President,                Same
                    General Counsel and Secretary


            LSV Asset Management ("LSV") is a sub-adviser of the HighMark Small Cap Value Fund. LSV is a registered investment adviser organized as a Delaware partnership. The general partners of LSV have developed quantitative value analysis methodology and software, which has been used to manage assets over the past 7 years. The principal business address of LSV is 200 W. Madison Street, Chicago, Illinois 60606. As of December 31, 2000, LSV had approximately $7.5 billion in assets under management.

            To the knowledge of Registrant, none of the directors or officers of LSV, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            Listed below are the directors and certain principal executive officers of LSV, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


NAME                 POSITION WITH LSV                       PRINCIPAL OCCUPATION
Josef Lakonishok     Partner, Chief Executive Officer and    Same; other employment includes
                     Portfolio Manager                       Prof. of Finance, University of
                                                             Illinois

Robert Vishny        Partner and Portfolio Manager           Same; other employment includes
                                                             Prof. of Finance, University of
                                                             Chicago

Menno Vermuelen      Partner, Portfolio Manager and          Same
                     Senior Quantitative Analyst

Tremaine Atkinson    Partner and Chief Operating Officer     Same

Christopher LaCroix  Partner and Managing Director of        Same
169 East Avenue      New Business Development
Norwalk, CT 06851

Andrei Shleifer      Partner and Researcher                  Professor of Economics, Harvard
M9 Littauer Center                                           University


NAME                 POSITION WITH LSV                       PRINCIPAL OCCUPATION
Cambridge, MA 02138

SEI Funds, Inc.      General Partner                         N/A
1 Freedom Valley Road
Oaks, PA 19456


            Deutsche Asset Management Investment Services ("Deutsche") Ltd. is a sub-adviser of the HighMark International Equity Fund. Deutsche is wholly owned by Deutsche Asset Management Group Limited which in turn is wholly owned by Deutsche Morgan Grenfell Group PLC ("DMG"), an investment holding company. DMG is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. Deutsche Asset Management is located at One Appold Street, London, England.

            To the knowledge of Registrant, none of the directors or officers of Deutsche, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            Listed below are the directors and certain principal executive officers of Deutsche, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers.


NAME                        POSITION WITH DEUTSCHE                 PRINCIPAL OCCUPATION
Annette Jane Fraser         Chief Executive Officer of Deutsche    Same
                            and Fund Manager

Richard Charles Wilson      Director of Deutsche Asset             Same
                            Management and Fund Manager

Alexander Tedder            Director of Deutsche Asset             Same
                            Management and Fund Manager


            Nicholas-Applegate is a sub-adviser of the Small Cap Growth Fund. Nicholas-Applegate is an indirect wholly owned subsidiary of Allianz of America. Allianz of America is a holding company that owns several insurance and financial services companies and is a wholly owned subsidiary of Allianz AG. Allianz AG is a publicly traded German company, which, together with its subsidiaries, is one of the world's leading financial services companies.

            To the knowledge of Registrant, none of the directors or officers of Nicholas-Applegate, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

            Listed below are the directors and certain principal executive officers of Nicholas-Applegate, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers.



NAME AND POSITION WITH      BUSINESS AND OTHER CONNECTIONS       POSITION WITH OTHER COMPANY
INVESTMENT ADVISER
Arthur Edward Nicholas      MacIntosh GP SUB, LLC                Managing Chief Executive Officer
Chairman & Chief
Executive Officer
                            Nicholas-Applegate                   Chairman
                            Securities, LP

                            Nicholas-Applegate                   Chairman & Trustee
                            Institutional Funds

                            Nicholas-Applegate                   President
                            Securities International LDC

                            Nicholas-Applegate US                Director
                            Growth Equity Fund, Ltd.

                            Nicholas-Applegate                   Director
                            Strategic Opportunities, Ltd.

Edward Blake Moore, Jr.     MacIntosh GP SUB, LLC                Managing Secretary and
General Counsel                                                  General Counsel

                            Nicholas-Applegate                   General Counsel and
                            Securities, LP                       Secretary

                            Nicholas-Applegate                   President
                            Instiutional Funds

Marna P. Whittington, Ph.D  MacIntosh GP SUB, LLC                Managing President
President
                            Nicholas-Applegate                   President
                            Securities, LP

Eric Spencer Sagerman       Nicholas-Applegate                   Director
Head of Global Marketing    Southeast Asia Fund

                            Nicholas-Applegate India             Director
                            Fund, Ltd PCC

William Charles Maher,      MacIntosh GP SUB, LLC                Managing Chief Financial
CPA                                                              Officer/Treasurer
Chief Financial Officer
                            Nicholas-Applegate                   Treasurer
                            Institutional Funds

                            Nicholas-Applegate                   Chief Financial Officer
                            Securities, LP

Catherine Somehegyi         None
Nicholas
Chief Investment Officer
Global Equity Management

Peter James Johnson         Nicholas-Applegate                   Vice President
Sr. Vice President,         Securities, LP
Director
of Institutional Sales

Scott Allan Long            None
Head of Global Operations

Victoria Proctor Hulick     None
Director of Compliance

MacIntosh GP SUB, LLC       Allianz Asset Management             Limited Partner
General Partner             of America, LLC

Allianz Asset Management    Allianz of America, Inc.             Sole Shareholder
of America, LLC
Limited Partner

ITEM 27.    PRINCIPAL UNDERWRITER

            Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

            Registrant's distributor, SEI Investments Distribution Co. acts as distributor for:

            SEI Daily Income Trust                    July 15, 1982
            SEI Liquid Asset Trust                    November 29, 1982
            SEI Tax Exempt Trust                      December 3, 1982
            SEI Index Funds                           July 10, 1985
            SEI Institutional Managed Trust           January 22, 1987
            SEI Institutional International Trust     August 10, 1988
            The Advisors' Inner Circle Fund           November 14, 1991
            STI Classic Funds                         May 29, 1992
            First American Funds, Inc.                November 1, 1992

            First American Investment Funds, Inc.     November 1, 1992
            The Arbor Fund                            January 28, 1993
            Bishop Street Funds                       January 27, 1995
            STI Classic Variable Trust                August 18, 1995
            ARK Funds                                 November 1, 1995
            Huntington Funds                          January 11, 1996
            SEI Asset Allocation Trust                April 1, 1996
            TIP Funds                                 April 28, 1996
            SEI Institutional Investments Trust       June 14, 1996
            First American Strategy Funds, Inc.       October 1, 1996
            ARMADA Funds                              March 8, 1997
            The Expedition Funds                      June 9, 1999
            Alpha Select Funds                        January 1, 1998
            Oak Associates Funds                      February 27, 1998
            The Nevis Funds, Inc.                     June 29, 1998
            CNI Charter Funds                         April 1, 1999
            The Armada Advantage Funds                May 1, 1999
            Amerindo Funds, Inc.                      July 13, 1999
            Huntington VA Funds                       October 15, 1999
            Friends Ivory Funds                       December 16, 1999
            iShares Inc.                              January 28, 2000
            SEI Insurance Products Trust              March 29, 2000
            Pitcairn Funds                            August 1, 2000
            First Focus Funds, Inc.                   October 1, 2000
            Johnson Family Funds, Inc.                November ; 2000
            The MDL Funds                             January 24, 2001
            Causeway Capital Management Trust         September 20, 2001

            The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

            Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the principal business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.

                              POSITION AND OFFICE                            POSITIONS AND OFFICES
 NAME                         WITH UNDERWRITER                               WITH REGISTRANT
 Alfred P. West, Jr.           Director, Chairman of the Board of Directors        --
 Richard B. Lieb               Director, Executive Vice President                  --
 Carmen V. Romeo               Director                                            --
 Mark J. Held                  President & Chief Operating Officer                 --

 Dennis J. McGonigle           Executive Vice President                            --
 Robert M. Silvestri           Chief Financial Officer & Treasurer                 --
 Todd Cipperman                Senior Vice President & General Counsel        Vice President,
                                                                             Assistant Secretary
 Carl A. Guarino               Senior Vice President                               --
 Jack May                      Senior Vice President                               --
 Kevin P. Robins               Senior Vice President                               --
 Patrick K. Walsh              Senior Vice President                               --
 Wayne M. Withrow              Senior Vice President                               --
 John D. Anderson              Vice President & Managing Director                  --
 Timothy D. Barto              Vice President & Assistant Secretary           Vice President,
                                                                             Assistant Secretary
 Robert Crudup                 Vice President & Managing Director                  --
 Richard A. Deak               Vice President & Assistant Secretary                --
 Scott W. Dellorfano           Vice President & Managing Director                  --
 Barbara Doyne                 Vice President                                      --
 Jeff Drennen                  Vice President                                      --
 Scott C. Fanatico             Vice President & Managing Director                  --

 Vic Galef                     Vice President & Managing Director                  --
 Steven A. Gardner             Vice President & Managing Director                  --
 Lydia A. Gavalis              Vice President & Assistant Secretary           Vice President &
                                                                             Assistant Secretary
 Greg Gettinger                Vice President & Assistant Secretary                --
 Kathy Heilig                  Vice President                                      --
 Jeff Jacobs                   Vice President                                      --
 Bridget Jensen                Vice President                                      --
 Samuel King                   Vice President                                      --
 John Kirk                     Vice President & Managing Director                  --
 Kim Kirk                      Vice President & Managing Director                  --
 John Krzeminski               Vice President & Managing Director                  --
 Karen La Tourette             Secretary                                           --
 Alan H. Lauder                Vice President                                      --
 Paul Lonergan                 Vice President & Managing Director                  --
 Ellen Marquis                 Vice President                                      --
 Christine M. McCullough       Vice President & Assistant Secretary           Vice President &
                                                                             Assistant Secretary
 Carolyn McLaurin              Vice President & Managing Director                  --
 Mark Nagle                    Vice President


                              POSITION AND OFFICE                            POSITIONS AND OFFICES
 NAME                         WITH UNDERWRITER                               WITH REGISTRANT
 Joanne Nelson                Vice President                                        --
 Rob Redican                  Vice President                                        --
 Maria Rinehart               Vice President                                        --
 Steve Smith                  Vice President                                        --
 Daniel Spaventa              Vice President                                        --
 Kathryn L. Stanton           Vice President                                        --
 Sherry Kagdan Vetterlewn     Vice President & Assistant Secretary             Vice President &
                                                                              Assistant Secretary
 Lori L. White                Vice President & Assistant Secretary                  --

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

            (1) HighMark Capital Management, Inc., 475 Sansome Street, San Francisco, CA 94104 (records relating to its function as investment adviser).

            (2) Union Bank of California, N.A., 400 California Street, San Francisco, CA 94104 (records relating to its functions as custodian, sub-administrator and sub-transfer agent).

            (3) SEI Investments Mutual Funds Services, Oaks, Pennsylvania 19456 (records relating to its functions as administrator).

            (4) SEI Investments Distribution Co. (formerly SEI Financial Services Company), Oaks, Pennsylvania 19456 (records relating to its function as distributor).

            (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its functions as transfer agent).

            (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 29.    MANAGEMENT SERVICES

            None.

ITEM 30.    UNDERTAKINGS

            Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 34 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C., on the 28th day of September, 2001.

                                          HighMark Funds

                                          By:   */s/ James R. Foggo
                                                -------------------
                                                James R. Foggo
                                                President and
                                                Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 34 has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                   CAPACITY                      DATE

*/s/ James R. Foggo         President and                 September 28, 2001
-------------------         Chief Executive Officer
James R. Foggo

*/s/Julia Behik             Comptroller and Chief         September 28, 2001
---------------             Financial Officer
Julia Behik

*/s/Thomas L. Braje         Trustee                       September 28, 2001
-------------------
Thomas L. Braje

*/s/David A. Goldfarb       Trustee                       September 28, 2001
---------------------
David A. Goldfarb

*/s/Joseph C. Jaeger        Trustee                       September 28, 2001
--------------------
Joseph C. Jaeger

*/s/Frederick J. Long       Trustee                       September 28, 2001
---------------------
Frederick J. Long

*/s/Michael L. Noel         Trustee                       September 28, 2001
-------------------
Michael L. Noel

*/s/Robert M. Whitler       Trustee                       September 28, 2001
---------------------
Robert M. Whitler

*By:  /s/ Alan G. Priest
      ---------------------
      Alan G. Priest
      Attorney-In-Fact, pursuant to powers
       of attorney filed herewith.

                                POWER OF ATTORNEY


      The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                     TITLE                   DATE

/s/ Thomas L. Braje           Trustee
-------------------
Thomas L. Braje

/s/ David A. Goldfarb         Trustee
---------------------
David A. Goldfarb

/s/ William R. Howell         Trustee
---------------------
William R. Howell

/s/ Joseph C. Jaeger          Trustee
--------------------
Joseph C. Jaeger

/s/ Frederick J. Long         Trustee
---------------------
Frederick J. Long

/s/ Paul L. Smith             Trustee
-----------------
Paul L. Smith

                                POWER OF ATTORNEY

      The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                     TITLE                   DATE

/s/ Michael L. Noel           Trustee                 September 9, 1999
-------------------
Michael L. Noel

                                POWER OF ATTORNEY

      The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest and Alyssa Albertelli each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statement or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

SIGNATURE                     TITLE                   DATE

/s/ Robert M. Whitler         Trustee                 September 9, 1999
---------------------
Robert M. Whitler

                             Exhibit Index

EXHIBIT NO.                   DESCRIPTION

(d) (3) Waddell & Reed Investment Management Company Investment Sub-Advisory Agreement, Form of

(d) (4)     LSV Asset Management Sub-Advisory Agreement, Form of

(d) (5)     Deutsche Asset Management Investment Services Ltd.
            Sub-Advisory Agreement

(d) (6)     Nicholas-Applegate Capital Management Sub-Advisory
            Agreement, Form of

(d) (7)     Amended and Restated Schedule A to the Investment Advisory
            Agreement

(e) (1)     Distribution Agreement

(g) (2)     Amended and Restated Schedule A to the Custodian Agreement

(h) (2)     Amended and Restated Schedule A to the Administration Agreement

(h) (3)     Sub-Administration Agreement

(h) (4)     Amended and Restated Schedule A to the Sub-Administration
            Agreement

(h) (5)     Amended and Restated Schedule B to the Sub-Administration
            Agreement

(h) (7) Amended and Restated Schedule A to the Transfer Agency and Service Agreement

(h) (8)     Restated Shareholder Service Plan for Class A Shares

(h) (9)     Shareholder Service Plan for Class B Shares

(h) (11) Amended and Restated Schedule A to the Restated Shareholder Services Plan for Fiduciary Shares

(i) Opinion and Consent of Counsel as to legality of shares being registered.

(j)         Consent of Ropes & Gray.

(m) (1)     Restated Distribution Plan - Class A Shares

(m) (2)     Distribution Plan - Class B Shares

(p) (4)     Deutsche Asset Management Investment Services Ltd. Code of
            Ethics

(p) (5)     Waddell & Reed Investment Management Company Code of Ethics

(p) (6)     LSV Asset Management Code of Ethics

(p) (7)     Nicholas-Applegate Capital Management Code of Ethics

(p) (8)     SEI Code of Ethics